Big Data Refiners ETF
Schedule of Portfolio Investments
February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.8%

Commercial Services & Supplies - 0.6%
Sato Holdings Corp.	953	16,836

Communications Equipment - 2.6%
NetScout Systems, Inc.*	2,638	82,121

Diversified Consumer Services - 0.9%
2U, Inc.*	2,709	28,445

Electronic Equipment, Instruments & Components - 3.8%
Zebra Technologies Corp., Class A*	286	118,215

IT Services - 10.0%
Appen Ltd.	4,015	20,413
MongoDB, Inc.*	374	142,864
Snowflake, Inc., Class A*	487	129,376
SolarWinds Corp.	1,342	18,184
		310,837
Software - 81.9%
Alteryx, Inc., Class A*	2,171	135,253
CommVault Systems, Inc.*	1,636	102,921
Confluent, Inc., Class A*	2,221	95,037
Copperleaf Technologies, Inc.*	1,667	21,043
Couchbase, Inc.*	860	18,120
Datadog, Inc., Class A*	1,024	164,977
Datto Holding Corp.*	1,008	23,648
Domo, Inc., Class B*	1,050	46,725
Dynatrace, Inc.*	2,841	126,197
Elastic NV*	1,493	129,368
Five9, Inc.*	1,308	143,880
Informatica, Inc., Class A*	3,827	77,152
InterDigital, Inc.	1,116	71,893
LivePerson, Inc.*	2,448	49,645
MicroStrategy, Inc., Class A*	267	118,281
New Relic, Inc.*	1,629	107,905
Nice Ltd.*	572	129,283
Nutanix, Inc., Class A*	5,215	139,240
Palantir Technologies, Inc., Class A*	8,863	105,027
Splunk, Inc.*	1,473	173,961
Sumo Logic, Inc.*	2,894	34,844
Teradata Corp.*	3,925	196,211
Tyler Technologies, Inc.*	335	143,467
Zendesk, Inc.*	1,736	202,539
		2,556,617
TOTAL COMMON STOCKS (Cost $3,944,222)		3,113,071
Total Investments - 99.8% (Cost $3,944,222)		3,113,071
Other assets less liabilities - 0.2%		7,120
Net Assets - 100.0%		3,120,191

*	Non-income producing security.

Big Data Refiners ETF
Schedule of Portfolio Investments
February 28, 2022 (Unaudited)

Big Data Refiners ETF invested, as a percentage of net assets, in the following countries as of February 28, 2022:

United States	93.8%
Israel	4.1%
Canada	0.7%
Australia	0.7%
Japan	0.5%
Other[a]	0.2%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

Bitcoin Strategy ETF
Consolidated Schedule of Portfolio Investments
February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 89.9%

U.S. TREASURY OBLIGATIONS - 89.9%
U.S. Treasury Bills
0.05%, 5/19/2022(a)(b) (Cost $999,887,123)	1,000,000,000	999,343,130

Total Investments - 89.9% (Cost 999,887,123)		999,343,130
Reverse Repurchase Agreements(c) - (76.3)%		(847,921,592)
Other assets less liabilities - 86.4%		960,261,228
Net Assets - 100.0%		1,111,682,766

(a)	The security or a portion of this security has been pledged as collateral for reverse repurchase agreements at February 28, 2022. The total value of securities pledged as collateral is $847,921,592.
(b)	The rate shown was the current yield as of February 28, 2022.
(c)	The fund invests in Reverse Repurchase Agreements. See "Reverse Repurchase Agreements" in the Notes to Schedule of Portfolio Investments to view the details of each individual agreement and counterparty.

Futures Contracts Purchased

Bitcoin Strategy ETF had the following open long futures contracts as of February 28, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
CME Bitcoin Futures	3,804	3/25/2022	USD	$798,840,000	$74,640,069
CME Bitcoin Futures	1,487	4/29/2022	USD	312,641,750	24,505,775
					$99,145,844

Abbreviations
USD	U.S. Dollar

Decline of the Retail Store ETF
Schedule of Portfolio Investments
February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 65.8%

REPURCHASE AGREEMENTS(a) - 65.8%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $5,805,153
(Cost $5,805,147)	5,805,147	5,805,147

Total Investments - 65.8% (Cost $5,805,147)		5,805,147
Other assets less liabilities - 34.2%		3,016,593
Net Assets - 100.0%		8,821,740

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Decline of the Retail Store ETF had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation ($)
(745,183)	11/6/2023	BNP Paribas SA	(0.03)%	Solactive-ProShares Bricks and Mortar Retail Store Index	34,474
(2,350,912)	3/7/2023	Goldman Sachs International	0.92%	Solactive-ProShares Bricks and Mortar Retail Store Index	170,408
(5,320,730)	3/7/2023	Societe Generale	0.67%	Solactive-ProShares Bricks and Mortar Retail Store Index	448,198
(402,212)	11/7/2022	UBS AG	0.17%	Solactive-ProShares Bricks and Mortar Retail Store Index	27,575
(8,819,037)					680,655
				Total Unrealized Appreciation	680,655

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

DJ Brookfield Global Infrastructure ETF
Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 90.8%

Construction & Engineering - 5.4%
Ferrovial SA	58,592	1,604,303
Vinci SA	60,650	6,427,721
		8,032,024
Diversified Telecommunication Services - 3.0%
Cellnex Telecom SA(a)	66,483	3,029,471
China Tower Corp. Ltd., Class H(a)	5,056,078	588,774
Helios Towers plc*	46,218	90,274
Infrastrutture Wireless Italiane SpA(a)	40,155	410,257
Vantage Towers AG	11,085	362,555
		4,481,331
Electric Utilities - 9.0%
Edison International	37,866	2,401,462
Elia Group SA/NV(b)	3,878	559,179
Eversource Energy	34,268	2,803,122
Fjordkraft Holding ASA(a)	10,749	44,480
Fortis, Inc.(b)	55,095	2,524,590
Hydro One Ltd.(a)	35,190	868,992
PG&E Corp.*	150,393	1,709,968
Red Electrica Corp. SA	49,932	997,955
Terna - Rete Elettrica Nazionale	162,297	1,336,064
		13,245,812
Equity Real Estate Investment Trusts (REITs) - 14.1%
American Tower Corp.	45,358	10,290,369
Crown Castle International Corp.	43,079	7,176,531
SBA Communications Corp.	10,842	3,289,354
		20,756,254
Gas Utilities - 9.5%
APA Group	136,099	993,430
Atmos Energy Corp.	13,199	1,449,382
Beijing Enterprises Holdings Ltd.	52,820	180,131
Brookfield Infrastructure Corp., Class A	3,954	278,520
Chesapeake Utilities Corp.	1,733	230,402
China Gas Holdings Ltd.	276,525	437,367
China Resources Gas Group Ltd.	102,055	468,184
Enagas SA	28,997	615,306
ENN Energy Holdings Ltd.	87,321	1,267,141
Hong Kong & China Gas Co. Ltd.	1,260,918	1,907,206
Italgas SpA	53,982	349,727
Kunlun Energy Co. Ltd.	459,442	449,177
Naturgy Energy Group SA	38,025	1,024,532
New Jersey Resources Corp.	9,721	424,030
Northwest Natural Holding Co.	3,119	162,219
ONE Gas, Inc.	5,371	446,276
Snam SpA	236,486	1,316,519
Southwest Gas Holdings, Inc.	5,904	418,830
Spire, Inc.	5,206	349,375
Toho Gas Co. Ltd.	11,024	294,862
Tokyo Gas Co. Ltd.	47,312	966,282
Towngas Smart Energy Co. Ltd.*	104,019	73,742
		14,102,640
Media - 0.4%
Eutelsat Communications SA	18,453	203,966
RAI Way SpA(a)	10,442	57,545
SES SA, Receipts	42,783	338,192
		599,703
Multi-Utilities - 12.0%
ACEA SpA	4,647	88,682
CenterPoint Energy, Inc.	62,680	1,714,298
Consolidated Edison, Inc.	35,259	3,024,164
National Grid plc	451,612	6,850,811
NiSource, Inc.	38,749	1,121,009
NorthWestern Corp.	5,107	308,871
Sempra Energy	31,829	4,590,378
Unitil Corp.	1,605	81,037
		17,779,250
Oil, Gas & Consumable Fuels - 23.9%
Antero Midstream Corp.	32,676	328,067
Cheniere Energy, Inc.	23,506	3,123,947
Enbridge, Inc.	235,967	10,194,519
EnLink Midstream LLC*	27,200	242,080
Gibson Energy, Inc.	16,543	322,899
Hess Midstream LP, Class A	3,156	100,866
Keyera Corp.(b)	25,499	597,290
Kinder Morgan, Inc.	194,359	3,381,847
Koninklijke Vopak NV	7,208	267,028
ONEOK, Inc.	44,448	2,902,454
Pembina Pipeline Corp.	64,082	2,179,041
Plains GP Holdings LP, Class A*	19,511	220,670
Targa Resources Corp.	22,592	1,476,839
TC Energy Corp.	114,083	6,129,430
Williams Cos., Inc. (The)	121,105	3,788,164
		35,255,141
Transportation Infrastructure - 8.1%
Aena SME SA*(a)	8,480	1,391,050
Aeroports de Paris*	2,998	426,911
Atlantia SpA*	58,108	1,069,170
Atlas Arteria Ltd.	111,732	527,481
Auckland International Airport Ltd.*	140,690	677,759
Beijing Capital International Airport Co. Ltd., Class H*	194,198	124,253
China Merchants Port Holdings Co. Ltd.	155,435	292,388
COSCO SHIPPING Ports Ltd.	176,533	145,255
Flughafen Zurich AG (Registered)*(b)	2,143	385,558
Fraport AG Frankfurt Airport Services Worldwide*	4,309	293,946
Getlink SE	50,116	822,659
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	3,842	223,335
Grupo Aeroportuario del Pacifico SAB de CV, ADR*	3,995	584,389
Grupo Aeroportuario del Sureste SAB de CV, ADR	2,292	494,934
Hainan Meilan International Airport Co. Ltd.*(b)	13,941	39,337
Hamburger Hafen und Logistik AG	2,285	45,323
Hutchison Port Holdings Trust	553,244	138,311
Japan Airport Terminal Co. Ltd.*	10,522	489,651
Jiangsu Expressway Co. Ltd., Class H	127,711	136,624
Shenzhen Expressway Corp. Ltd., Class H	72,635	73,150
Transurban Group	357,647	3,296,342
Westshore Terminals Investment Corp.	4,451	104,331
Yuexiu Transport Infrastructure Ltd.	97,921	60,773

DJ Brookfield Global Infrastructure ETF
Schedule of Portfolio Investments
February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Zhejiang Expressway Co. Ltd., Class H	149,945	135,082
		11,978,012
Water Utilities - 5.4%
American States Water Co.	3,734	314,253
American Water Works Co., Inc.	18,094	2,733,822
Beijing Enterprises Water Group Ltd.	529,808	208,815
California Water Service Group	5,279	300,534
China Water Affairs Group Ltd.	87,953	97,018
Cia de Saneamento Basico do Estado de Sao Paulo, ADR*	38,318	306,927
Essential Utilities, Inc.	22,924	1,079,950
Pennon Group plc	31,498	439,448
Severn Trent plc	29,218	1,127,275
SJW Group	2,801	182,681
United Utilities Group plc	78,659	1,133,824
		7,924,547
TOTAL COMMON STOCKS (Cost $130,473,134)		134,154,714

MASTER LIMITED PARTNERSHIPS - 8.1%

Multi-Utilities - 0.7%
Brookfield Infrastructure Partners LP	16,715	991,366

Oil, Gas & Consumable Fuels - 7.4%
BP Midstream Partners LP	4,653	77,379
Cheniere Energy Partners LP	4,864	262,607
Crestwood Equity Partners LP	6,952	213,913
DCP Midstream LP	9,250	305,990
Energy Transfer LP	239,491	2,428,439
Enterprise Products Partners LP	147,898	3,611,669
Genesis Energy LP	11,428	136,565
Holly Energy Partners LP	4,822	80,142
Magellan Midstream Partners LP	21,067	1,022,171
MPLX LP	37,241	1,220,760
NuStar Energy LP	10,411	166,160
Phillips 66 Partners LP	6,012	253,526
Plains All American Pipeline LP	45,986	486,072
Shell Midstream Partners LP	12,370	173,056
Western Midstream Partners LP	19,201	499,994
		10,938,443
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $13,538,119)		11,929,809

CLOSED END FUNDS - 0.6%

Capital Markets - 0.6%
3i Infrastructure plc	71,983	329,770
Hicl Infrastructure plc	218,829	510,793

TOTAL CLOSED END FUNDS (Cost $770,297)		840,563

SECURITIES LENDING REINVESTMENTS(c) - 0.4%

INVESTMENT COMPANIES - 0.4%
BlackRock Liquidity FedFund, Institutional Class
0.03% (Cost $544,612)	544,612	544,612

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.2%

REPURCHASE AGREEMENTS(d) - 0.2%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $292,464
(Cost $292,463)	292,463	292,463

Total Investments - 100.1% (Cost $145,618,625)		147,762,161
Liabilities in excess of other assets - (0.1%)		(115,433)
Net Assets - 100.0%		147,646,728

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	The security or a portion of this security is on loan at February 28, 2022. The total value of securities on loan at February 28, 2022 was $3,414,595, collateralized in the form of cash with a value of $544,612 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $3,120,777 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from March 3, 2022 – May 15, 2051. The total value of collateral is $3,665,389.
(c)	The security was purchased with cash collateral held from securities on loan at February 28, 2022. The total value of securities purchased was $544,612.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations
ADR	American Depositary Receipt

DJ Brookfield Global Infrastructure ETF
Schedule of Portfolio Investments
February 28, 2022 (Unaudited)

DJ Brookfield Global Infrastructure ETF invested, as a percentage of net assets, in the following countries as of February 28, 2022:

United States	49.7%
Canada	16.4%
United Kingdom	7.1%
Spain	5.9%
France	5.3%
Australia	3.3%
Italy	3.1%
Hong Kong	3.1%
China	1.4%
Japan	1.2%
Mexico	0.7%
New Zealand	0.4%
Germany	0.5%
Belgium	0.4%
Switzerland	0.3%
Luxembourg	0.2%
Brazil	0.2%
Netherlands	0.2%
Singapore	0.1%
Norway	0.0%*
Other[a]	0.5%
100.0%

*	Amount represents less than 0.05%.
a	Includes any non-equity securities and net other assets (liabilities).

Equities for Rising Rates ETF

Schedule of Portfolio Investments
February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.6%

Aerospace & Defense - 1.4%
Textron, Inc.	8,905	651,223

Banks - 19.3%
Bank of America Corp.	30,913	1,366,354
Citizens Financial Group, Inc.	29,097	1,525,265
First Republic Bank	6,637	1,149,927
Huntington Bancshares, Inc.	89,180	1,384,073
JPMorgan Chase & Co.	8,692	1,232,526
PNC Financial Services Group, Inc. (The)	6,857	1,366,257
SVB Financial Group*	2,005	1,215,030
		9,239,432
Capital Markets - 8.7%
Charles Schwab Corp. (The)	16,353	1,381,174
Raymond James Financial, Inc.	13,715	1,503,850
State Street Corp.	14,804	1,263,225
		4,148,249
Chemicals - 9.9%
Albemarle Corp.	3,911	766,126
Celanese Corp.	5,451	759,215
Eastman Chemical Co.	7,565	896,226
International Flavors & Fragrances, Inc.	6,087	809,571
LyondellBasell Industries NV, Class A	9,926	965,105
PPG Industries, Inc.	3,996	533,266
		4,729,509
Consumer Finance - 4.5%
American Express Co.	4,185	814,150
Capital One Financial Corp.	4,729	724,814
Synchrony Financial	14,817	633,871
		2,172,835
Containers & Packaging - 3.4%
Avery Dennison Corp.	4,261	750,788
International Paper Co.	19,531	850,185
		1,600,973
Electronic Equipment, Instruments & Components - 2.7%
Amphenol Corp., Class A	5,261	399,888
Corning, Inc.	12,310	497,324
TE Connectivity Ltd.	2,823	402,080
		1,299,292
Energy Equipment & Services - 3.1%
Schlumberger NV	38,270	1,501,715

IT Services - 1.5%
FleetCor Technologies, Inc.*	3,087	722,975

Machinery - 4.0%
Parker-Hannifin Corp.	2,176	644,945
Stanley Black & Decker, Inc.	3,638	591,902
Westinghouse Air Brake Technologies Corp.	7,455	691,973
		1,928,820
Metals & Mining - 4.4%
Freeport-McMoRan, Inc.	21,985	1,032,196
Nucor Corp.	8,003	1,053,355
		2,085,551
Oil, Gas & Consumable Fuels - 27.8%
Devon Energy Corp.	26,010	1,548,895
EOG Resources, Inc.	12,905	1,483,043
Exxon Mobil Corp.	18,717	1,467,787
Hess Corp.	15,470	1,563,398
Marathon Petroleum Corp.	17,900	1,393,873
Occidental Petroleum Corp.	39,541	1,729,128
Phillips 66	15,811	1,331,919
Pioneer Natural Resources Co.	6,280	1,504,688
Valero Energy Corp.	15,263	1,274,613
		13,297,344
Semiconductors & Semiconductor Equipment - 4.2%
Analog Devices, Inc.	2,629	421,403
Microchip Technology, Inc.	5,266	370,358
NXP Semiconductors NV	2,002	380,620
ON Semiconductor Corp.*	6,730	421,365
Skyworks Solutions, Inc.	2,965	409,674
		2,003,420
Technology Hardware, Storage & Peripherals - 1.8%
Hewlett Packard Enterprise Co.	29,071	462,810
NetApp, Inc.	4,994	391,430
		854,240
Trading Companies & Distributors - 2.9%
Fastenal Co.	14,307	736,238
United Rentals, Inc.*	2,086	670,900
		1,407,138
TOTAL COMMON STOCKS (Cost $47,989,574)		47,642,716

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.2%

REPURCHASE AGREEMENTS(a) - 0.2%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $72,349
(Cost $72,348)	72,348	72,348

Total Investments - 99.8% (Cost $48,061,922)		47,715,064
Other assets less liabilities - 0.2%		73,070
Net Assets - 100.0%		47,788,134

*	Non-income producing security.
(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Global Listed Private Equity ETF

Schedule of Portfolio Investments
February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 87.6%

Capital Markets - 70.1%
3i Group plc	134,660	2,412,533
Apollo Investment Corp.	22,322	300,008
Ares Capital Corp.	129,286	2,823,606
AURELIUS Equity Opportunities SE & Co. KGaA	10,010	303,714
FS KKR Capital Corp.	99,205	2,152,748
Gimv NV	6,822	406,171
Goldman Sachs BDC, Inc.	33,185	655,736
Golub Capital BDC, Inc.	55,154	869,227
Hercules Capital, Inc.	38,749	696,320
IP Group plc	355,079	446,805
Main Street Capital Corp.	22,884	998,658
Molten Ventures plc*	45,169	416,282
New Mountain Finance Corp.	30,324	409,374
Oaktree Specialty Lending Corp.	54,915	409,117
Onex Corp.	25,051	1,682,320
Prospect Capital Corp.	98,288	792,201
Ratos AB, Class B	72,309	387,036
Sixth Street Specialty Lending, Inc.	25,398	595,329
SLR Investment Corp.	13,745	248,784
VNV Global AB*	40,171	281,600
		17,287,569
Diversified Financial Services - 17.5%
Compass Diversified Holdings	19,442	461,942
Eurazeo SE	11,386	884,083
Kinnevik AB, Class B*(a)	79,508	2,040,550
Wendel SE	9,029	921,769
		4,308,344
TOTAL COMMON STOCKS (Cost $20,997,702)		21,595,913

CLOSED END FUNDS - 12.0%

Capital Markets - 12.0%
Apax Global Alpha Ltd.(b)	144,984	373,821
HBM Healthcare Investments AG Class A(a)	2,036	639,372
HgCapital Trust plc	140,128	783,884
Oakley Capital Investments Ltd.	58,958	307,669
Princess Private Equity Holding Ltd.	22,757	336,815
Syncona Ltd.*	227,277	525,024

TOTAL CLOSED END FUNDS (Cost $2,206,202)		2,966,585

SECURITIES LENDING REINVESTMENTS(c) - 0.2%

INVESTMENT COMPANIES - 0.2%
BlackRock Liquidity FedFund, Institutional Class
0.03% (Cost $47,959)	47,959	47,959

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.3%

REPURCHASE AGREEMENTS(d) - 0.3%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $70,677
(Cost $70,677)	70,677	70,677

Total Investments - 100.1% (Cost $23,322,540)		24,681,134
Liabilities in excess of other assets - (0.1%)		(15,744)
Net Assets - 100.0%		24,665,390

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at February 28, 2022. The total value of securities on loan at February 28, 2022 was $298,116, collateralized in the form of cash with a value of $47,959 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $290,309 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.38% – 1.63%, and maturity dates ranging from October 31, 2023 – May 15, 2026. The total value of collateral is $338,268.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	The security was purchased with cash collateral held from securities on loan at February 28, 2022. The total value of securities purchased was $47,959.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Global Listed Private Equity ETF
Schedule of Portfolio Investments
February 28, 2022 (Unaudited)

Global Listed Private Equity ETF invested, as a percentage of net assets, in the following countries as of February 28, 2022:

United States	46.3%
United Kingdom	22.7%
Sweden	11.0%
France	7.3%
Canada	6.8%
Switzerland	2.6%
Belgium	1.7%
Germany	1.2%
Other[a]	0.4%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

Hedge Replication ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 24.2%

Aerospace & Defense - 0.2%
AAR Corp.*	150	6,741
Aerojet Rocketdyne Holdings, Inc.	330	12,787
AeroVironment, Inc.*	99	7,034
AerSale Corp.*	42	658
Astronics Corp.*	111	1,633
Byrna Technologies, Inc.*	82	821
Cadre Holdings, Inc.	28	616
Ducommun, Inc.*	47	2,374
Kaman Corp.	122	5,296
Kratos Defense & Security Solutions, Inc.*	540	11,297
Maxar Technologies, Inc.	319	10,348
Moog, Inc., Class A	128	10,638
National Presto Industries, Inc.	23	1,828
Park Aerospace Corp.	86	1,193
Parsons Corp.*	116	4,021
Triumph Group, Inc.*	281	7,036
Vectrus, Inc.*	52	2,384
		86,705
Air Freight & Logistics - 0.1%
Air Transport Services Group, Inc.*	260	8,193
Atlas Air Worldwide Holdings, Inc.*	127	9,952
Forward Air Corp.	118	12,175
Hub Group, Inc., Class A*	146	12,322
Radiant Logistics, Inc.*	173	1,194
		43,836
Airlines - 0.1%
Allegiant Travel Co.*	68	11,838
Frontier Group Holdings, Inc.*	154	1,983
Hawaiian Holdings, Inc.*	223	4,277
Mesa Air Group, Inc.*	151	657
SkyWest, Inc.*	219	6,156
Spirit Airlines, Inc.*	433	10,860
Sun Country Airlines Holdings, Inc.*	142	3,841
		39,612
Auto Components - 0.3%
Adient plc*	416	18,616
American Axle & Manufacturing Holdings, Inc.*	497	4,602
Cooper-Standard Holdings, Inc.*	74	941
Dana, Inc.	640	11,917
Dorman Products, Inc.*	116	10,837
Fox Factory Holding Corp.*	186	21,952
Gentherm, Inc.*	146	12,387
Goodyear Tire & Rubber Co. (The)*	1,217	18,851
LCI Industries	109	13,573
Modine Manufacturing Co.*	221	2,232
Motorcar Parts of America, Inc.*	83	1,340
Patrick Industries, Inc.	100	7,134
Standard Motor Products, Inc.	91	3,977
Stoneridge, Inc.*	115	1,899
Tenneco, Inc., Class A*	299	5,765
Visteon Corp.*	122	14,661
XL Fleet Corp.*	155	302
XPEL, Inc.*(a)	79	5,735
		156,721
Automobiles - 0.0%(b)
Arcimoto, Inc.*	127	747
Canoo, Inc.*	468	2,686
Fisker, Inc.*	719	8,772
Lordstown Motors Corp.*	684	1,758
Winnebago Industries, Inc.	143	9,162
Workhorse Group, Inc.*	532	1,665
		24,790
Banks - 2.3%
1st Source Corp.	74	3,573
Allegiance Bancshares, Inc.	84	3,599
Amalgamated Financial Corp.	60	1,030
Amerant Bancorp, Inc.	118	3,829
American National Bankshares, Inc.	46	1,776
Ameris Bancorp	293	14,503
Arrow Financial Corp.	60	2,061
Associated Banc-Corp.	655	15,975
Atlantic Capital Bancshares, Inc.*	87	2,814
Atlantic Union Bankshares Corp.	332	13,489
Banc of California, Inc.	242	4,755
BancFirst Corp.	75	5,860
Bancorp, Inc. (The)*	230	6,739
Bank First Corp.	29	2,042
Bank of Marin Bancorp	69	2,437
Bank of NT Butterfield & Son Ltd. (The)	221	8,486
BankUnited, Inc.	393	17,371
Banner Corp.	150	9,242
Bar Harbor Bankshares	65	1,869
Berkshire Hills Bancorp, Inc.	215	6,687
Blue Ridge Bankshares, Inc.	76	1,220
Brookline Bancorp, Inc.	338	5,793
Business First Bancshares, Inc.	85	2,226
Byline Bancorp, Inc.	111	3,027
Cadence Bank	828	26,181
Cambridge Bancorp	30	2,645
Camden National Corp.	65	3,091
Capital Bancorp, Inc.	33	819
Capital City Bank Group, Inc.	59	1,656
Capstar Financial Holdings, Inc.	90	1,926
Carter Bankshares, Inc.*	114	1,899
Cathay General Bancorp	326	15,332
CBTX, Inc.	82	2,465
Central Pacific Financial Corp.	120	3,503
Citizens & Northern Corp.	68	1,684
City Holding Co.	67	5,338
Civista Bancshares, Inc.	65	1,585
CNB Financial Corp.	71	1,857
Coastal Financial Corp.*	42	1,999
Columbia Banking System, Inc.	345	12,637
Community Bank System, Inc.	236	17,214
Community Trust Bancorp, Inc.	69	2,917
ConnectOne Bancorp, Inc.	164	5,412
CrossFirst Bankshares, Inc.*	205	3,225
Customers Bancorp, Inc.*	131	8,063
CVB Financial Corp.	569	13,417
Dime Community Bancshares, Inc.	152	5,166
Eagle Bancorp, Inc.	140	8,389
Eastern Bankshares, Inc.	756	16,526
Enterprise Bancorp, Inc.	41	1,652
Enterprise Financial Services Corp.	156	7,713
Equity Bancshares, Inc., Class A	59	1,856
Farmers National Banc Corp.	136	2,343

Hedge Replication ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
FB Financial Corp.	146	6,488
Fidelity D&D Bancorp, Inc.	17	839
Financial Institutions, Inc.	69	2,204
First Bancorp, Inc. (The)	45	1,341
First Bancorp/NC	151	6,777
First Bancorp/PR	893	12,609
First Bancshares, Inc. (The)	89	3,143
First Bank	69	1,005
First Busey Corp.	222	6,094
First Commonwealth Financial Corp.	414	6,686
First Community Bankshares, Inc.	73	2,141
First Financial Bancorp	409	10,053
First Financial Bankshares, Inc.	572	27,410
First Financial Corp.	50	2,326
First Foundation, Inc.	175	4,667
First Internet Bancorp	41	2,004
First Interstate BancSystem, Inc., Class A	385	15,631
First Merchants Corp.	251	10,979
First Mid Bancshares, Inc.	73	2,925
First of Long Island Corp. (The)	101	2,199
Five Star Bancorp	55	1,673
Flushing Financial Corp.	130	3,054
Fulton Financial Corp.	700	12,614
German American Bancorp, Inc.	109	4,336
Glacier Bancorp, Inc.	485	26,869
Great Southern Bancorp, Inc.	45	2,764
Guaranty Bancshares, Inc.	34	1,189
Hancock Whitney Corp.	381	21,214
Hanmi Financial Corp.	134	3,500
HarborOne Bancorp, Inc.	210	3,106
HBT Financial, Inc.	45	861
Heartland Financial USA, Inc.	177	8,783
Heritage Commerce Corp.	258	3,068
Heritage Financial Corp.	152	3,985
Hilltop Holdings, Inc.	273	8,441
Home BancShares, Inc.	671	15,708
HomeStreet, Inc.	87	4,477
HomeTrust Bancshares, Inc.	67	2,015
Hope Bancorp, Inc.	510	8,650
Horizon Bancorp, Inc.	188	3,775
Independent Bank Corp.	202	17,374
Independent Bank Corp./MI	89	2,118
Independent Bank Group, Inc.	166	12,807
International Bancshares Corp.	237	10,193
Investors Bancorp, Inc.	1,008	16,874
Lakeland Bancorp, Inc.	269	4,853
Lakeland Financial Corp.	108	8,663
Live Oak Bancshares, Inc.	141	9,017
Macatawa Bank Corp.	116	1,065
Mercantile Bank Corp.	68	2,507
Meta Financial Group, Inc.	138	7,644
Metrocity Bankshares, Inc.	84	2,042
Metropolitan Bank Holding Corp.*	43	4,397
Mid Penn Bancorp, Inc.	62	1,735
Midland States Bancorp, Inc.	93	2,730
MidWestOne Financial Group, Inc.	62	1,872
MVB Financial Corp.	45	1,733
National Bank Holdings Corp., Class A	128	5,681
NBT Bancorp, Inc.	186	7,137
Nicolet Bankshares, Inc.*	55	5,239
Northrim Bancorp, Inc.	27	1,209
Northwest Bancshares, Inc.	539	7,589
OceanFirst Financial Corp.	257	5,752
OFG Bancorp	216	6,087
Old National Bancorp	1,296	23,691
Old Second Bancorp, Inc.	122	1,736
Origin Bancorp, Inc.	98	4,526
Orrstown Financial Services, Inc.	47	1,148
Pacific Premier Bancorp, Inc.	413	15,987
Park National Corp.	63	8,446
Peapack-Gladstone Financial Corp.	79	2,980
Peoples Bancorp, Inc.	112	3,503
Peoples Financial Services Corp.	31	1,481
Preferred Bank	60	4,709
Premier Financial Corp.	162	4,969
Primis Financial Corp.	105	1,502
QCR Holdings, Inc.	67	3,743
RBB Bancorp	61	1,471
Red River Bancshares, Inc.	19	973
Renasant Corp.	240	8,762
Republic Bancorp, Inc., Class A	41	1,881
Republic First Bancorp, Inc.*	197	1,022
S&T Bancorp, Inc.	171	5,316
Sandy Spring Bancorp, Inc.	198	9,324
Seacoast Banking Corp. of Florida	229	8,393
ServisFirst Bancshares, Inc.	219	19,136
Sierra Bancorp	61	1,637
Silvergate Capital Corp., Class A*	120	15,370
Simmons First National Corp., Class A	501	14,289
SmartFinancial, Inc.	60	1,565
South Plains Financial, Inc.	46	1,273
Southern First Bancshares, Inc.*	32	1,826
Southside Bancshares, Inc.	137	5,712
SouthState Corp.	308	27,720
Spirit of Texas Bancshares, Inc.	57	1,626
Stock Yards Bancorp, Inc.	105	5,614
Summit Financial Group, Inc.	50	1,364
Texas Capital Bancshares, Inc.*	223	14,852
Third Coast Bancshares, Inc.*	15	349
Tompkins Financial Corp.	62	4,904
Towne Bank	296	9,229
TriCo Bancshares	122	5,295
TriState Capital Holdings, Inc.*	128	4,250
Triumph Bancorp, Inc.*	103	10,333
Trustmark Corp.	274	8,628
UMB Financial Corp.	193	19,659
United Bankshares, Inc.	581	21,276
United Community Banks, Inc.	461	17,822
Univest Financial Corp.	128	3,709
Valley National Bancorp	1,764	24,643
Veritex Holdings, Inc.	209	8,492
Washington Trust Bancorp, Inc.	75	4,070
WesBanco, Inc.	271	9,902
West Bancorp, Inc.	71	2,052
Westamerica Bancorp	115	6,822
		1,121,816
Beverages - 0.1%
Celsius Holdings, Inc.*	238	15,206
Coca-Cola Consolidated, Inc.	20	9,938
Duckhorn Portfolio, Inc. (The)*	158	3,100
MGP Ingredients, Inc.	62	4,936
National Beverage Corp.	103	4,533
Primo Water Corp.	692	10,062

Hedge Replication ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Zevia PBC, Class A*	45	281
		48,056
Biotechnology - 1.7%
2seventy bio, Inc.*	99	1,469
4D Molecular Therapeutics, Inc.*	123	1,685
89bio, Inc.*	43	199
ACADIA Pharmaceuticals, Inc.*	527	13,391
Acumen Pharmaceuticals, Inc.*	44	258
Adagio Therapeutics, Inc.*	93	622
Adicet Bio, Inc.*	91	1,190
Adverum Biotechnologies, Inc.*	382	512
Aeglea BioTherapeutics, Inc.*	178	493
Aerovate Therapeutics, Inc.*	44	430
Affimed NV*	512	2,258
Agenus, Inc.*	965	2,605
Agios Pharmaceuticals, Inc.*	239	7,440
Akebia Therapeutics, Inc.*	768	1,659
Akero Therapeutics, Inc.*	113	2,003
Akouos, Inc.*	106	566
Alaunos Therapeutics, Inc.*	923	910
Albireo Pharma, Inc.*	74	2,467
Aldeyra Therapeutics, Inc.*	216	873
Alector, Inc.*	257	4,071
Aligos Therapeutics, Inc.*	93	225
Alkermes plc*	706	17,551
Allakos, Inc.*	157	878
Allogene Therapeutics, Inc.*	299	2,736
Allovir, Inc.*	130	1,170
Alpine Immune Sciences, Inc.*	52	428
Altimmune, Inc.*	174	1,289
ALX Oncology Holdings, Inc.*	77	1,395
Amicus Therapeutics, Inc.*	1,157	9,418
AnaptysBio, Inc.*	85	2,598
Anavex Life Sciences Corp.*	295	3,233
Anika Therapeutics, Inc.*	63	2,047
Annexon, Inc.*	137	665
Apellis Pharmaceuticals, Inc.*	315	13,397
Applied Molecular Transport, Inc.*	111	729
Applied Therapeutics, Inc.*	78	147
AquaBounty Technologies, Inc.*	231	367
Arbutus Biopharma Corp.*	355	1,136
Arcturus Therapeutics Holdings, Inc.*	93	2,229
Arcus Biosciences, Inc.*	198	7,366
Arcutis Biotherapeutics, Inc.*	122	2,172
Ardelyx, Inc.*	425	327
Arena Pharmaceuticals, Inc.*	272	25,832
Arrowhead Pharmaceuticals, Inc.*	445	19,580
Atara Biotherapeutics, Inc.*	383	4,922
Athenex, Inc.*	381	307
Athersys, Inc.*	902	809
Atossa Therapeutics, Inc.*	515	628
Atreca, Inc., Class A*	114	205
Aura Biosciences, Inc.*	25	447
Avalo Therapeutics, Inc.*	274	200
Avid Bioservices, Inc.*	266	5,448
Avidity Biosciences, Inc.*	166	2,815
Avita Medical, Inc.*	107	984
Avrobio, Inc.*	168	244
Beam Therapeutics, Inc.*	225	17,629
Beyondspring, Inc.*	99	239
BioAtla, Inc.*	69	447
BioCryst Pharmaceuticals, Inc.*	793	13,172
Biohaven Pharmaceutical Holding Co. Ltd.*	245	29,084
Biomea Fusion, Inc.*	96	615
Bioxcel Therapeutics, Inc.*	75	1,373
Black Diamond Therapeutics, Inc.*	101	317
Bluebird Bio, Inc.*	297	1,794
Blueprint Medicines Corp.*	258	15,622
Bolt Biotherapeutics, Inc.*(c)	102	356
Bridgebio Pharma, Inc.*	467	3,643
Brooklyn ImmunoTherapeutics, Inc.*	130	294
C4 Therapeutics, Inc.*	170	3,813
Cardiff Oncology, Inc.*	168	452
CareDx, Inc.*	223	8,559
Caribou Biosciences, Inc.*	89	888
Catalyst Pharmaceuticals, Inc.*	427	3,331
Celcuity, Inc.*	43	434
Celldex Therapeutics, Inc.*	202	6,040
CEL-SCI Corp.*	158	913
Century Therapeutics, Inc.*	53	747
Cerevel Therapeutics Holdings, Inc.*	179	4,738
ChemoCentryx, Inc.*	238	7,221
Chimerix, Inc.*	322	1,816
Chinook Therapeutics, Inc.*	172	2,195
Clene, Inc.*	87	269
Clovis Oncology, Inc.*	497	1,024
Codiak Biosciences, Inc.*	70	330
Cogent Biosciences, Inc.*	164	972
Coherus Biosciences, Inc.*	286	3,372
Cortexyme, Inc.*	88	383
Crinetics Pharmaceuticals, Inc.*	203	4,064
Cue Biopharma, Inc.*	136	789
Cullinan Oncology, Inc.*	114	1,635
Curis, Inc.*	382	1,280
Cyteir Therapeutics, Inc.*	37	215
Cytokinetics, Inc.*	350	12,362
CytomX Therapeutics, Inc.*	290	1,111
Day One Biopharmaceuticals, Inc.*	48	656
Deciphera Pharmaceuticals, Inc.*	173	1,334
Denali Therapeutics, Inc.*	400	13,024
DermTech, Inc.*	107	1,369
Design Therapeutics, Inc.*	61	828
Dynavax Technologies Corp.*	474	5,811
Dyne Therapeutics, Inc.*	132	1,131
Eagle Pharmaceuticals, Inc.*	50	2,369
Editas Medicine, Inc.*	301	5,153
Eiger BioPharmaceuticals, Inc.*	140	560
Eliem Therapeutics, Inc.*	31	279
Emergent BioSolutions, Inc.*	216	8,938
Enanta Pharmaceuticals, Inc.*	85	5,986
Entrada Therapeutics, Inc.*	41	497
Epizyme, Inc.*	403	600
Erasca, Inc.*	93	1,153
Evelo Biosciences, Inc.*	134	419
Exagen, Inc.*	45	342
Fate Therapeutics, Inc.*	357	12,334
FibroGen, Inc.*	380	5,347
Finch Therapeutics Group, Inc.*	33	276
Foghorn Therapeutics, Inc.*	86	826
Forma Therapeutics Holdings, Inc.*	150	1,479
Forte Biosciences, Inc.*	51	64
Fortress Biotech, Inc.*	327	526
Frequency Therapeutics, Inc.*	140	398

Hedge Replication ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
G1 Therapeutics, Inc.*	174	1,846
Gemini Therapeutics, Inc.*	97	132
Generation Bio Co.*	193	988
Geron Corp.*	1,342	1,463
Global Blood Therapeutics, Inc.*	273	8,245
Gossamer Bio, Inc.*	274	2,474
Graphite Bio, Inc.*	72	662
Greenwich Lifesciences, Inc.*	18	351
Gritstone bio, Inc.*	189	964
GT Biopharma, Inc.*	78	248
Halozyme Therapeutics, Inc.*	610	21,637
Harpoon Therapeutics, Inc.*	82	336
Heron Therapeutics, Inc.*	407	2,890
Homology Medicines, Inc.*	185	646
Hookipa Pharma, Inc.*	85	204
Humanigen, Inc.*	215	436
iBio, Inc.*	950	304
Icosavax, Inc.*	59	1,028
Ideaya Biosciences, Inc.*	144	1,901
IGM Biosciences, Inc.*	36	600
Imago Biosciences, Inc.*	43	1,013
Immuneering Corp., Class A*	38	284
Immunic, Inc.*	83	967
ImmunityBio, Inc.*	300	2,052
ImmunoGen, Inc.*	872	4,918
Immunovant, Inc.*	177	988
Impel Neuropharma, Inc.*	24	173
Infinity Pharmaceuticals, Inc.*	385	423
Inhibrx, Inc.*	123	2,644
Inovio Pharmaceuticals, Inc.*	911	2,952
Inozyme Pharma, Inc.*	64	369
Insmed, Inc.*	521	12,452
Instil Bio, Inc.*	238	2,554
Intellia Therapeutics, Inc.*	307	30,347
Intercept Pharmaceuticals, Inc.*	111	1,583
Invitae Corp.*	882	9,517
Ironwood Pharmaceuticals, Inc.*	647	6,962
iTeos Therapeutics, Inc.*	89	3,216
IVERIC bio, Inc.*	507	8,132
Janux Therapeutics, Inc.*	58	1,002
Jounce Therapeutics, Inc.*	145	1,082
KalVista Pharmaceuticals, Inc.*	99	1,589
Karuna Therapeutics, Inc.*	98	10,290
Karyopharm Therapeutics, Inc.*	317	3,275
Keros Therapeutics, Inc.*	69	3,705
Kezar Life Sciences, Inc.*	155	2,302
Kiniksa Pharmaceuticals Ltd., Class A*	129	1,321
Kinnate Biopharma, Inc.*	114	887
Kodiak Sciences, Inc.*	147	1,270
Kronos Bio, Inc.*	171	1,288
Krystal Biotech, Inc.*	79	5,020
Kura Oncology, Inc.*	280	4,444
Kymera Therapeutics, Inc.*	151	6,004
Lexicon Pharmaceuticals, Inc.*	308	638
Ligand Pharmaceuticals, Inc.*	67	6,782
Lineage Cell Therapeutics, Inc.*	553	780
Lyell Immunopharma, Inc.*	105	760
MacroGenics, Inc.*	265	2,478
Madrigal Pharmaceuticals, Inc.*	53	4,921
Magenta Therapeutics, Inc.*	131	413
MannKind Corp.*(c)	1,087	2,848
MEI Pharma, Inc.*	478	1,032
MeiraGTx Holdings plc*	131	1,877
Mersana Therapeutics, Inc.*	315	1,383
MiMedx Group, Inc.*	489	2,469
MiNK Therapeutics, Inc.*	8	24
Mirum Pharmaceuticals, Inc.*	16	379
Molecular Templates, Inc.*	163	383
Monte Rosa Therapeutics, Inc.*	54	774
Morphic Holding, Inc.*	93	3,707
Mustang Bio, Inc.*	321	279
Myriad Genetics, Inc.*	350	8,533
Neoleukin Therapeutics, Inc.*	156	402
NexImmune, Inc.*	78	193
Nkarta, Inc.*	61	553
Nurix Therapeutics, Inc.*	138	2,231
Nuvalent, Inc., Class A*	47	703
Ocugen, Inc.*	813	2,862
Olema Pharmaceuticals, Inc.*	112	524
Omega Therapeutics, Inc.*	33	392
Oncocyte Corp.*	265	387
Oncorus, Inc.*	90	190
Oncternal Therapeutics, Inc.*	195	357
OPKO Health, Inc.*	1,760	5,509
Organogenesis Holdings, Inc.*	169	1,257
ORIC Pharmaceuticals, Inc.*	140	1,086
Outlook Therapeutics, Inc.*	393	641
Oyster Point Pharma, Inc.*	48	478
Passage Bio, Inc.*	164	544
PMV Pharmaceuticals, Inc.*	115	1,822
Portage Biotech, Inc.*	23	183
Poseida Therapeutics, Inc.*	126	460
Praxis Precision Medicines, Inc.*	146	1,913
Precigen, Inc.*	418	940
Precision BioSciences, Inc.*	223	948
Prelude Therapeutics, Inc.*	47	415
Prometheus Biosciences, Inc.*	132	5,747
Protagonist Therapeutics, Inc.*	198	4,807
Prothena Corp. plc*	159	5,501
PTC Therapeutics, Inc.*	305	10,712
Puma Biotechnology, Inc.*	142	327
Pyxis Oncology, Inc.*	46	280
Radius Health, Inc.*	207	1,722
Rallybio Corp.*	31	341
RAPT Therapeutics, Inc.*	94	1,880
Recursion Pharmaceuticals, Inc., Class A*	508	5,563
REGENXBIO, Inc.*	174	4,561
Relay Therapeutics, Inc.*	308	7,426
Reneo Pharmaceuticals, Inc.*	39	188
Replimune Group, Inc.*	131	2,101
REVOLUTION Medicines, Inc.*	261	4,938
Rhythm Pharmaceuticals, Inc.*	194	1,478
Rigel Pharmaceuticals, Inc.*	753	1,890
Rocket Pharmaceuticals, Inc.*	181	3,224
Rubius Therapeutics, Inc.*	202	1,008
Sana Biotechnology, Inc.*	380	2,455
Sangamo Therapeutics, Inc.*	523	3,060
Scholar Rock Holding Corp.*	125	2,175
Selecta Biosciences, Inc.*	406	751
Sensei Biotherapeutics, Inc.*	92	332
Sera Prognostics, Inc., Class A*	19	102
Seres Therapeutics, Inc.*	307	2,456
Sesen Bio, Inc.*	886	562
Shattuck Labs, Inc.*	117	585
Sigilon Therapeutics, Inc.*	68	99
Silverback Therapeutics, Inc.*	91	391

Hedge Replication ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Solid Biosciences, Inc.*	263	214
Sorrento Therapeutics, Inc.*	1,315	3,327
Spectrum Pharmaceuticals, Inc.*	717	488
Spero Therapeutics, Inc.*	107	1,027
SpringWorks Therapeutics, Inc.*	129	7,300
Spruce Biosciences, Inc.*	39	89
SQZ Biotechnologies Co.*	100	527
Stoke Therapeutics, Inc.*	84	1,638
Summit Therapeutics, Inc.*	116	318
Surface Oncology, Inc.*	156	562
Sutro Biopharma, Inc.*	190	1,695
Syndax Pharmaceuticals, Inc.*	198	3,087
Syros Pharmaceuticals, Inc.*	253	326
Talaris Therapeutics, Inc.*	94	659
Taysha Gene Therapies, Inc.*	100	637
TCR2 Therapeutics, Inc.*	135	366
Tenaya Therapeutics, Inc.*	61	711
TG Therapeutics, Inc.*	570	5,626
Tonix Pharmaceuticals Holding Corp.*	1,951	361
Travere Therapeutics, Inc.*	260	7,088
Trevena, Inc.*	720	329
Turning Point Therapeutics, Inc.*	202	6,395
Twist Bioscience Corp.*	208	11,636
Tyra Biosciences, Inc.*	54	640
UroGen Pharma Ltd.*	86	516
Vanda Pharmaceuticals, Inc.*	242	2,749
Vaxart, Inc.*	539	2,738
Vaxcyte, Inc.*	177	4,101
VBI Vaccines, Inc.*	830	1,237
Vera Therapeutics, Inc.*	44	1,021
Veracyte, Inc.*	297	8,257
Verastem, Inc.*	759	911
Vericel Corp.*	204	8,407
Verve Therapeutics, Inc.*	70	2,285
Viking Therapeutics, Inc.*	301	1,008
Vincerx Pharma, Inc.*	72	365
Vir Biotechnology, Inc.*	265	6,675
Viracta Therapeutics, Inc.*	159	434
VistaGen Therapeutics, Inc.*	855	1,197
Vor BioPharma, Inc.*	84	758
Werewolf Therapeutics, Inc.*	116	831
XBiotech, Inc.	68	670
Xencor, Inc.*	248	7,765
Xilio Therapeutics, Inc.*	32	377
XOMA Corp.*	27	592
Y-mAbs Therapeutics, Inc.*	155	1,412
Zentalis Pharmaceuticals, Inc.*	160	7,982
		846,088
Building Products - 0.3%
AAON, Inc.	185	10,834
American Woodmark Corp.*	73	3,911
Apogee Enterprises, Inc.	109	4,913
Caesarstone Ltd.	100	1,199
Cornerstone Building Brands, Inc.*	242	5,343
CSW Industrials, Inc.	65	7,822
Gibraltar Industries, Inc.*	144	6,958
Griffon Corp.	204	4,702
Insteel Industries, Inc.	83	3,080
JELD-WEN Holding, Inc.*	403	9,301
Masonite International Corp.*	104	9,810
PGT Innovations, Inc.*	254	5,464
Quanex Building Products Corp.	147	3,361
Resideo Technologies, Inc.*	637	16,396
Simpson Manufacturing Co., Inc.	191	22,635
UFP Industries, Inc.	265	22,724
View, Inc.*	614	1,486
Zurn Water Solutions Corp.	535	17,398
		157,337
Capital Markets - 0.4%
Artisan Partners Asset Management, Inc., Class A	258	9,832
AssetMark Financial Holdings, Inc.*	81	1,903
Associated Capital Group, Inc., Class A	6	235
B Riley Financial, Inc.	89	5,300
BGC Partners, Inc., Class A	1,394	6,385
Blucora, Inc.*	214	4,259
Brightsphere Investment Group, Inc.	255	6,087
Cohen & Steers, Inc.	109	8,857
Cowen, Inc., Class A	116	3,439
Diamond Hill Investment Group, Inc.	14	2,714
Donnelley Financial Solutions, Inc.*	130	4,173
Federated Hermes, Inc.	410	13,395
Focus Financial Partners, Inc., Class A*	262	13,110
GAMCO Investors, Inc., Class A	23	495
GCM Grosvenor, Inc., Class A	196	1,958
Greenhill & Co., Inc.	61	1,078
Hamilton Lane, Inc., Class A	154	12,027
Houlihan Lokey, Inc.	225	23,144
Moelis & Co., Class A	269	12,969
Open Lending Corp., Class A*	458	9,540
Oppenheimer Holdings, Inc., Class A	41	1,771
Piper Sandler Cos.	76	11,249
PJT Partners, Inc., Class A	104	6,637
Pzena Investment Management, Inc., Class A	73	674
Sculptor Capital Management, Inc.	98	1,255
StepStone Group, Inc., Class A	177	6,112
StoneX Group, Inc.*	74	5,583
Value Line, Inc.	4	236
Virtus Investment Partners, Inc.	32	7,700
WisdomTree Investments, Inc.	594	3,344
		185,461
Chemicals - 0.5%
AdvanSix, Inc.	120	4,807
American Vanguard Corp.	129	1,944
Amyris, Inc.*	779	3,552
Avient Corp.	400	20,956
Balchem Corp.	142	19,644
Cabot Corp.	247	18,070
Chase Corp.	32	2,939
Danimer Scientific, Inc.*	398	1,584
Ecovyst, Inc.	226	2,470
Ferro Corp.*	362	7,866
FutureFuel Corp.	114	839
GCP Applied Technologies, Inc.*	217	6,853
Hawkins, Inc.	85	3,847
HB Fuller Co.	230	15,725
Ingevity Corp.*	175	11,940
Innospec, Inc.	108	10,314
Intrepid Potash, Inc.*	44	2,503

Hedge Replication ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Koppers Holdings, Inc.*	91	2,605
Kraton Corp.*	138	6,369
Kronos Worldwide, Inc.	98	1,444
Livent Corp.*	713	16,791
Marrone Bio Innovations, Inc.*	446	307
Minerals Technologies, Inc.	146	10,219
Orion Engineered Carbons SA	267	4,149
PureCycle Technologies, Inc.*	235	1,636
Quaker Chemical Corp.	59	10,951
Rayonier Advanced Materials, Inc.*	272	1,597
Sensient Technologies Corp.	186	15,276
Stepan Co.	96	9,948
Tredegar Corp.	115	1,324
Trinseo plc	172	8,937
Tronox Holdings plc, Class A	506	10,272
Valhi, Inc.	11	280
Zymergen, Inc.*	353	1,352
		239,310
Commercial Services & Supplies - 0.4%
ABM Industries, Inc.	297	13,314
ACCO Brands Corp.	410	3,526
Aris Water Solution, Inc., Class A	86	1,256
Brady Corp., Class A	208	9,585
BrightView Holdings, Inc.*	180	2,432
Brink's Co. (The)	211	14,783
Casella Waste Systems, Inc., Class A*	217	16,362
CECO Environmental Corp.*	137	737
Cimpress plc*	77	4,850
CompX International, Inc.	6	133
CoreCivic, Inc., REIT*	528	4,810
Deluxe Corp.	186	5,786
Ennis, Inc.	113	2,122
GEO Group, Inc. (The), REIT*	520	3,099
Harsco Corp.*	345	4,109
Healthcare Services Group, Inc.	330	5,221
Heritage-Crystal Clean, Inc.*	69	1,935
HNI Corp.	191	7,772
Interface, Inc.	255	3,328
KAR Auction Services, Inc.*	531	9,802
Kimball International, Inc., Class B	159	1,474
Matthews International Corp., Class A	136	4,512
MillerKnoll, Inc.	327	12,714
Montrose Environmental Group, Inc.*	115	5,073
NL Industries, Inc.	38	242
Pitney Bowes, Inc.	775	3,859
SP Plus Corp.*	102	3,045
Steelcase, Inc., Class A	383	4,661
Team, Inc.*	117	110
Tetra Tech, Inc.	238	37,787
UniFirst Corp.	67	12,144
US Ecology, Inc.*	138	6,547
Viad Corp.*	89	3,110
VSE Corp.	46	2,192
		212,432
Communications Equipment - 0.2%
ADTRAN, Inc.	213	4,386
Aviat Networks, Inc.*	47	1,330
CalAmp Corp.*	157	1,108
Calix, Inc.*	243	13,205
Cambium Networks Corp.*	47	1,307
Casa Systems, Inc.*	139	578
Clearfield, Inc.*	50	3,205
Comtech Telecommunications Corp.	114	2,346
Digi International, Inc.*	148	2,972
DZS, Inc.*	75	1,087
EMCORE Corp.*	161	625
Extreme Networks, Inc.*	559	6,423
Harmonic, Inc.*	399	3,715
Infinera Corp.*	806	7,439
Inseego Corp.*	375	1,766
KVH Industries, Inc.*	67	578
NETGEAR, Inc.*	128	3,406
NetScout Systems, Inc.*	309	9,619
Plantronics, Inc.*	186	5,240
Ribbon Communications, Inc.*	310	942
Viavi Solutions, Inc.*	1,054	17,286
		88,563
Construction & Engineering - 0.4%
Ameresco, Inc., Class A*	136	8,738
API Group Corp.*	888	19,154
Arcosa, Inc.	214	11,271
Argan, Inc.	67	2,606
Comfort Systems USA, Inc.	157	13,499
Concrete Pumping Holdings, Inc.*	114	848
Construction Partners, Inc., Class A*	128	3,425
Dycom Industries, Inc.*	130	11,318
EMCOR Group, Inc.	235	27,152
Fluor Corp.*	626	13,559
Granite Construction, Inc.	202	6,115
Great Lakes Dredge & Dock Corp.*	286	4,035
IES Holdings, Inc.*	39	1,640
Infrastructure and Energy Alternatives, Inc.*	120	1,306
INNOVATE Corp.*	209	696
Matrix Service Co.*	115	798
MYR Group, Inc.*	73	6,552
Northwest Pipe Co.*	43	1,225
NV5 Global, Inc.*	58	6,220
Primoris Services Corp.	236	6,223
Sterling Construction Co., Inc.*	122	3,603
Tutor Perini Corp.*	181	1,774
WillScot Mobile Mini Holdings Corp.*	932	33,114
		184,871
Construction Materials - 0.0%(b)
Forterra, Inc.*	128	3,016
Summit Materials, Inc., Class A*	523	16,328
United States Lime & Minerals, Inc.	10	1,175
		20,519
Consumer Finance - 0.2%
Atlanticus Holdings Corp.*	23	1,225
Curo Group Holdings Corp.	90	1,203
Encore Capital Group, Inc.*	129	8,513
Enova International, Inc.*	160	6,523
EZCORP, Inc., Class A*	217	1,300
FirstCash Holdings, Inc.	175	12,607
Green Dot Corp., Class A*	236	6,761
LendingClub Corp.*	437	8,119
LendingTree, Inc.*	52	6,293
Navient Corp.	697	12,274

Hedge Replication ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Nelnet, Inc., Class A	74	5,961
Oportun Financial Corp.*	93	1,520
PRA Group, Inc.*	190	8,480
PROG Holdings, Inc.*	287	8,794
Regional Management Corp.	33	1,694
World Acceptance Corp.*	18	3,536
		94,803
Containers & Packaging - 0.1%
Greif, Inc., Class A	114	6,554
Greif, Inc., Class B	26	1,480
Myers Industries, Inc.	159	2,643
O-I Glass, Inc.*	696	8,895
Pactiv Evergreen, Inc.	189	1,818
Ranpak Holdings Corp.*	166	4,017
TriMas Corp.	190	6,177
UFP Technologies, Inc.*	30	2,074
		33,658
Distributors - 0.0%(b)
Funko, Inc., Class A*(c)	118	2,060
Greenlane Holdings, Inc., Class A*	73	40
		2,100
Diversified Consumer Services - 0.2%
2U, Inc.*	321	3,371
Adtalem Global Education, Inc.*	218	4,530
American Public Education, Inc.*	83	1,657
Carriage Services, Inc.	68	3,346
Coursera, Inc.*	322	6,546
European Wax Center, Inc., Class A*	58	1,442
Graham Holdings Co., Class B	17	10,219
Houghton Mifflin Harcourt Co.*	559	11,711
Laureate Education, Inc., Class A	438	4,748
OneSpaWorld Holdings Ltd.*	236	2,440
Perdoceo Education Corp.*	310	3,246
PowerSchool Holdings, Inc., Class A*	237	3,733
Regis Corp.*	188	340
StoneMor, Inc.*	142	369
Strategic Education, Inc.	107	6,315
Stride, Inc.*	182	6,112
Udemy, Inc.*	61	805
Vivint Smart Home, Inc.*	403	2,898
WW International, Inc.*	232	2,364
		76,192
Diversified Financial Services - 0.0%(b)
Alerus Financial Corp.	67	1,926
A-Mark Precious Metals, Inc.	40	2,868
Banco Latinoamericano de Comercio Exterior SA, Class E	137	2,117
Cannae Holdings, Inc.*	372	9,988
		16,899
Diversified Telecommunication Services - 0.1%
Anterix, Inc.*	52	2,771
ATN International, Inc.	48	1,600
Bandwidth, Inc., Class A*	102	3,116
Cogent Communications Holdings, Inc.	188	11,919
Consolidated Communications Holdings, Inc.*	321	2,285
EchoStar Corp., Class A*	165	4,016
Globalstar, Inc.*	2,673	3,154
IDT Corp., Class B*	88	3,173
Iridium Communications, Inc.*	521	20,626
Liberty Latin America Ltd., Class A*	179	1,799
Liberty Latin America Ltd., Class C*	681	6,871
Ooma, Inc.*	97	1,622
Radius Global Infrastructure, Inc.*	260	3,344
Telesat Corp.*	57	1,182
		67,478
Electric Utilities - 0.2%
ALLETE, Inc.	231	14,539
MGE Energy, Inc.	160	11,523
Otter Tail Corp.	181	11,197
PNM Resources, Inc.	378	17,074
Portland General Electric Co.	396	20,105
Via Renewables, Inc.	53	591
		75,029
Electrical Equipment - 0.2%
Advent Technologies Holdings, Inc.*	69	179
Allied Motion Technologies, Inc.	52	1,811
American Superconductor Corp.*	122	1,036
Array Technologies, Inc.*	562	6,317
Atkore, Inc.*	203	20,647
AZZ, Inc.	109	5,366
Babcock & Wilcox Enterprises, Inc.*	244	1,710
Beam Global*	39	566
Blink Charging Co.*	160	3,933
Bloom Energy Corp., Class A*	626	13,897
Encore Wire Corp.	87	10,128
EnerSys	189	13,746
Eos Energy Enterprises, Inc.*	196	568
FTC Solar, Inc.*	83	391
FuelCell Energy, Inc.*	1,628	9,768
GrafTech International Ltd.	882	8,891
Powell Industries, Inc.	41	867
Preformed Line Products Co.	13	725
Romeo Power, Inc.*	569	1,041
Stem, Inc.*	501	4,769
Thermon Group Holdings, Inc.*	145	2,482
TPI Composites, Inc.*	159	2,150
Vicor Corp.*	93	6,954
		117,942
Electronic Equipment, Instruments & Components - 0.6%
908 Devices, Inc.*	83	1,380
Advanced Energy Industries, Inc.	166	14,251
Aeva Technologies, Inc.*	466	1,957
Akoustis Technologies, Inc.*	215	1,354
Arlo Technologies, Inc.*	371	3,443
Badger Meter, Inc.	129	12,824
Belden, Inc.	195	10,988
Benchmark Electronics, Inc.	155	4,052
CTS Corp.	141	5,350
Daktronics, Inc.*	162	747
ePlus, Inc.*	117	5,487
Fabrinet*	162	16,221
FARO Technologies, Inc.*	81	4,434
Identiv, Inc.*	96	2,012
II-VI, Inc.*	467	32,438
Insight Enterprises, Inc.*	152	15,808
Iteris, Inc.*	187	615
Itron, Inc.*	200	9,534
Kimball Electronics, Inc.*	105	1,810

Hedge Replication ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Knowles Corp.*	393	8,560
Luna Innovations, Inc.*	136	929
Methode Electronics, Inc.	169	7,713
MicroVision, Inc.*	724	2,903
Napco Security Technologies, Inc.*	128	2,610
nLight, Inc.*	191	3,113
Novanta, Inc.*	156	21,314
OSI Systems, Inc.*	74	5,970
Ouster, Inc.*	690	2,332
PAR Technology Corp.*	112	4,697
PC Connection, Inc.	48	2,342
Plexus Corp.*	123	10,021
Rogers Corp.*	83	22,659
Sanmina Corp.*	280	11,138
ScanSource, Inc.*	111	3,505
TTM Technologies, Inc.*	459	5,770
Velodyne Lidar, Inc.*	333	1,229
Vishay Intertechnology, Inc.	587	11,265
Vishay Precision Group, Inc.*	55	1,728
		274,503
Energy Equipment & Services - 0.3%
Archrock, Inc.	594	4,960
Aspen Aerogels, Inc.*	98	2,901
Bristow Group, Inc.*	104	3,447
Cactus, Inc., Class A	244	12,361
ChampionX Corp.*	893	19,119
DMC Global, Inc.*	82	2,411
Dril-Quip, Inc.*	155	4,470
Expro Group Holdings NV*	204	3,282
FTS International, Inc., Class A*	40	1,059
Helix Energy Solutions Group, Inc.*	631	2,555
Helmerich & Payne, Inc.	464	16,811
Liberty Oilfield Services, Inc., Class A*	400	4,992
Nabors Industries Ltd.*	31	3,892
National Energy Services Reunited Corp.*	167	1,488
Newpark Resources, Inc.*	398	1,500
NexTier Oilfield Solutions, Inc.*	762	6,065
Oceaneering International, Inc.*	439	6,427
Oil States International, Inc.*	267	1,396
Patterson-UTI Energy, Inc.	821	11,847
ProPetro Holding Corp.*	380	4,853
RPC, Inc.*	297	2,605
Select Energy Services, Inc., Class A*	275	2,277
Solaris Oilfield Infrastructure, Inc., Class A	138	1,435
TETRA Technologies, Inc.*	540	1,728
Tidewater, Inc.*	181	2,681
US Silica Holdings, Inc.*	324	4,685
		131,247
Entertainment - 0.2%
AMC Entertainment Holdings, Inc., Class A*	2,272	42,850
Chicken Soup For The Soul Entertainment, Inc.*	32	310
Cinemark Holdings, Inc.*	476	8,349
CuriosityStream, Inc.*	116	425
Eros STX Global Corp.*	70	221
IMAX Corp.*	219	4,529
Liberty Media Corp.-Liberty Braves, Class A*	44	1,128
Liberty Media Corp.-Liberty Braves, Class C*	161	3,977
Lions Gate Entertainment Corp., Class A*	257	3,948
Lions Gate Entertainment Corp., Class B*	521	7,424
LiveOne, Inc.*	260	222
Madison Square Garden Entertainment Corp.*	115	9,011
Marcus Corp. (The)*	101	1,836
		84,230
Equity Real Estate Investment Trusts (REITs) - 1.6%
Acadia Realty Trust	382	8,190
Agree Realty Corp.	303	19,437
Alexander & Baldwin, Inc.	319	7,155
Alexander's, Inc.	10	2,534
American Assets Trust, Inc.	219	8,007
Apartment Investment and Management Co., Class A*	666	4,755
Apple Hospitality REIT, Inc.	944	16,699
Armada Hoffler Properties, Inc.	266	3,905
Ashford Hospitality Trust, Inc.*	74	637
Braemar Hotels & Resorts, Inc.*	252	1,502
Brandywine Realty Trust	748	9,971
Broadstone Net Lease, Inc.	693	15,010
BRT Apartments Corp.	50	1,100
CareTrust REIT, Inc.	425	7,437
CatchMark Timber Trust, Inc., Class A	215	1,647
Centerspace REIT	62	5,827
Chatham Lodging Trust*	210	2,887
City Office REIT, Inc.	188	3,237
Clipper Realty, Inc.	54	514
Community Healthcare Trust, Inc.	105	4,378
CorePoint Lodging, Inc.*	173	2,763
Corporate Office Properties Trust	497	13,026
CTO Realty Growth, Inc.	26	1,630
DiamondRock Hospitality Co.*	921	8,796
DigitalBridge Group, Inc.*	2,136	15,486
Diversified Healthcare Trust	1,045	3,010
Easterly Government Properties, Inc.	381	7,932
EastGroup Properties, Inc.	177	33,765
Empire State Realty Trust, Inc., Class A	629	5,950
Equity Commonwealth*	516	13,710
Essential Properties Realty Trust, Inc.	532	13,449
Farmland Partners, Inc.	127	1,482
Four Corners Property Trust, Inc.	340	8,969
Franklin Street Properties Corp.	448	2,589
Getty Realty Corp.	179	4,931
Gladstone Commercial Corp.	162	3,433
Gladstone Land Corp.	138	4,125
Global Medical REIT, Inc.	264	4,145
Global Net Lease, Inc.	459	6,522
Healthcare Realty Trust, Inc.	651	16,978
Hersha Hospitality Trust*	142	1,311
Independence Realty Trust, Inc.	464	11,725
Indus Realty Trust, Inc.	26	1,980
Industrial Logistics Properties Trust	286	6,398
Innovative Industrial Properties, Inc.	104	19,600
iStar, Inc.	296	7,435

Hedge Replication ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Kite Realty Group Trust	955	20,943
LTC Properties, Inc.	172	5,819
LXP Industrial Trust	1,231	19,031
Macerich Co. (The)	941	14,397
National Health Investors, Inc.	193	10,289
National Storage Affiliates Trust	357	20,802
Necessity Retail REIT, Inc. (The)	546	3,844
NETSTREIT Corp.	174	3,852
NexPoint Residential Trust, Inc.	98	8,327
Office Properties Income Trust	211	5,286
One Liberty Properties, Inc.(c)	71	2,063
Outfront Media, Inc.	641	17,115
Paramount Group, Inc.	822	9,198
Pebblebrook Hotel Trust	572	12,876
Phillips Edison & Co., Inc.	83	2,683
Physicians Realty Trust	970	15,772
Piedmont Office Realty Trust, Inc., Class A	545	9,287
Plymouth Industrial REIT, Inc.	138	3,599
Postal Realty Trust, Inc., Class A	55	960
PotlatchDeltic Corp.	290	15,921
Preferred Apartment Communities, Inc., Class A	230	5,810
PS Business Parks, Inc.	88	14,018
Retail Opportunity Investments Corp.	524	9,516
Retail Value, Inc.	77	239
RLJ Lodging Trust	728	10,185
RPT Realty	369	4,779
Ryman Hospitality Properties, Inc.*	237	20,882
Sabra Health Care REIT, Inc.	1,006	13,511
Safehold, Inc.	91	5,584
Saul Centers, Inc.	53	2,440
Seritage Growth Properties, Class A*	165	1,681
Service Properties Trust	722	6,231
SITE Centers Corp.	763	11,865
STAG Industrial, Inc.	777	30,272
Summit Hotel Properties, Inc.*	456	4,510
Sunstone Hotel Investors, Inc.*	959	10,146
Tanger Factory Outlet Centers, Inc.	451	7,523
Terreno Realty Corp.	325	22,357
UMH Properties, Inc.	187	4,312
Uniti Group, Inc.	866	11,232
Universal Health Realty Income Trust	57	3,255
Urban Edge Properties	510	9,292
Urstadt Biddle Properties, Inc., Class A	131	2,467
Ventas, Inc.	1	54
Veris Residential, Inc.*	386	6,523
Washington REIT	372	8,690
Whitestone REIT	202	2,380
Xenia Hotels & Resorts, Inc.*	501	9,289
		787,076
Food & Staples Retailing - 0.3%
Andersons, Inc. (The)	138	6,293
BJ's Wholesale Club Holdings, Inc.*	603	37,911
Chefs' Warehouse, Inc. (The)*	138	4,533
HF Foods Group, Inc.*	159	994
Ingles Markets, Inc., Class A	61	5,015
MedAvail Holdings, Inc.*	54	65
Natural Grocers by Vitamin Cottage, Inc.	41	696
Performance Food Group Co.*	668	37,435
PriceSmart, Inc.	103	7,490
Rite Aid Corp.*(c)	245	2,244
SpartanNash Co.	158	4,446
Sprouts Farmers Market, Inc.*	497	14,154
United Natural Foods, Inc.*	246	9,897
Village Super Market, Inc., Class A	38	866
Weis Markets, Inc.	72	4,440
		136,479
Food Products - 0.3%
AppHarvest, Inc.*	309	1,180
B&G Foods, Inc.	282	8,347
Calavo Growers, Inc.	75	3,202
Cal-Maine Foods, Inc.	180	7,969
Fresh Del Monte Produce, Inc.	147	3,804
Hostess Brands, Inc.*	609	13,118
J & J Snack Foods Corp.	65	10,642
John B Sanfilippo & Son, Inc.	40	3,181
Laird Superfood, Inc.*	28	172
Lancaster Colony Corp.	84	14,130
Landec Corp.*	115	1,325
Limoneira Co.	69	1,007
Mission Produce, Inc.*	164	2,129
Sanderson Farms, Inc.	89	15,895
Seneca Foods Corp., Class A*	27	1,343
Simply Good Foods Co. (The)*	375	14,861
Sovos Brands, Inc.*	114	1,384
Tattooed Chef, Inc.*	208	2,525
Tootsie Roll Industries, Inc.	68	2,295
TreeHouse Foods, Inc.*	229	8,988
Utz Brands, Inc.	260	3,965
Vita Coco Co., Inc. (The)*	48	556
Vital Farms, Inc.*	108	1,539
Whole Earth Brands, Inc.*	165	1,566
		125,123
Gas Utilities - 0.2%
Brookfield Infrastructure Corp., Class A	272	19,160
Chesapeake Utilities Corp.	75	9,971
New Jersey Resources Corp.	425	18,538
Northwest Natural Holding Co.	134	6,969
ONE Gas, Inc.	232	19,277
South Jersey Industries, Inc.	454	15,404
Southwest Gas Holdings, Inc.	266	18,870
Spire, Inc.	223	14,966
		123,155
Health Care Equipment & Supplies - 0.8%
Accelerate Diagnostics, Inc.*	145	412
Accuray, Inc.*	398	1,381
Acutus Medical, Inc.*	84	137
Alphatec Holdings, Inc.*	311	3,427
AngioDynamics, Inc.*	165	3,882
Apyx Medical Corp.*	137	1,386
Artivion, Inc.*	167	3,265
Asensus Surgical, Inc.*	1,029	792
Aspira Women's Health, Inc.*	321	350
AtriCure, Inc.*	198	13,751
Atrion Corp.	5	3,577
Avanos Medical, Inc.*	211	7,467
Axogen, Inc.*	171	1,597
Axonics, Inc.*	202	11,466

Hedge Replication ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
BioLife Solutions, Inc.*	45	1,058
Bioventus, Inc., Class A*	123	1,599
Butterfly Network, Inc.*	550	2,833
Cardiovascular Systems, Inc.*	175	3,686
Cerus Corp.*	741	4,350
ClearPoint Neuro, Inc.*	84	735
CONMED Corp.	128	18,708
CryoPort, Inc.*	179	6,145
Cue Health, Inc.*	63	521
Cutera, Inc.*	77	2,954
CVRx, Inc.*	36	316
CytoSorbents Corp.*	181	700
DarioHealth Corp.*	59	431
Eargo, Inc.*	133	640
Glaukos Corp.*	201	11,117
Haemonetics Corp.*	222	12,812
Heska Corp.*	43	6,106
Inari Medical, Inc.*	152	13,373
Inogen, Inc.*	87	3,035
Integer Holdings Corp.*	145	12,161
Intersect ENT, Inc.*	146	3,971
Invacare Corp.*	148	303
iRadimed Corp.	28	1,392
iRhythm Technologies, Inc.*	130	16,805
Lantheus Holdings, Inc.*	296	14,155
LeMaitre Vascular, Inc.	84	3,988
LivaNova plc*	236	18,602
Lucid Diagnostics, Inc.*	22	82
Meridian Bioscience, Inc.*	188	4,756
Merit Medical Systems, Inc.*	226	14,697
Mesa Laboratories, Inc.	23	5,873
Natus Medical, Inc.*	148	4,117
Neogen Corp.*	473	16,886
Neuronetics, Inc.*	113	377
NeuroPace, Inc.*	31	242
Nevro Corp.*	152	10,898
NuVasive, Inc.*	228	12,339
OraSure Technologies, Inc.*	315	2,457
Ortho Clinical Diagnostics Holdings plc*	530	9,376
Orthofix Medical, Inc.*	84	2,854
OrthoPediatrics Corp.*	60	3,363
Outset Medical, Inc.*	207	9,102
Paragon 28, Inc.*	40	652
PAVmed, Inc.*	321	491
PROCEPT BioRobotics Corp.*	31	774
Pulmonx Corp.*	115	3,020
Pulse Biosciences, Inc.*	61	310
Quotient Ltd.*	346	484
Retractable Technologies, Inc.*	77	365
RxSight, Inc.*	38	510
SeaSpine Holdings Corp.*	140	1,774
Senseonics Holdings, Inc.*	1,904	3,427
Shockwave Medical, Inc.*	148	26,230
SI-BONE, Inc.*	143	3,155
Sientra, Inc.*	256	725
Sight Sciences, Inc.*	48	836
Silk Road Medical, Inc.*	151	5,607
STAAR Surgical Co.*	209	16,578
Stereotaxis, Inc.*	219	1,012
Surmodics, Inc.*	59	2,648
Tactile Systems Technology, Inc.*	85	1,731
Talis Biomedical Corp.*	64	134
TransMedics Group, Inc.*	114	2,111
Treace Medical Concepts, Inc.*	132	2,843
Utah Medical Products, Inc.	15	1,350
Vapotherm, Inc.*	100	1,519
Varex Imaging Corp.*	169	3,995
ViewRay, Inc.*	609	2,533
Zynex, Inc.	96	604
		398,223
Health Care Providers & Services - 0.7%
1Life Healthcare, Inc.*	513	5,546
Accolade, Inc.*	222	3,992
AdaptHealth Corp.*	316	5,508
Addus HomeCare Corp.*	68	5,783
Agiliti, Inc.*	103	1,855
AirSculpt Technologies, Inc.*	29	393
Alignment Healthcare, Inc.*	350	2,954
AMN Healthcare Services, Inc.*	208	22,077
Apollo Medical Holdings, Inc.*	166	7,988
Apria, Inc.*	86	3,211
Aveanna Healthcare Holdings, Inc.*	175	919
Biodesix, Inc.*	54	129
Brookdale Senior Living, Inc.*	816	5,614
Castle Biosciences, Inc.*	94	4,069
Community Health Systems, Inc.*	546	5,738
CorVel Corp.*	39	6,203
Covetrus, Inc.*	455	8,063
Cross Country Healthcare, Inc.*	158	3,528
Ensign Group, Inc. (The)	231	19,413
Fulgent Genetics, Inc.*	91	5,669
Hanger, Inc.*	165	2,990
HealthEquity, Inc.*	360	19,336
InfuSystem Holdings, Inc.*	81	931
Innovage Holding Corp.*	81	399
Joint Corp. (The)*	60	2,460
LHC Group, Inc.*	134	18,247
LifeStance Health Group, Inc.*	201	1,895
MEDNAX, Inc.*	336	7,886
ModivCare, Inc.*	55	6,490
National HealthCare Corp.	56	3,641
National Research Corp.	61	2,427
Ontrak, Inc.*	41	110
Option Care Health, Inc.*	700	17,990
Owens & Minor, Inc.	319	14,084
Patterson Cos., Inc.	378	11,302
Pennant Group, Inc. (The)*	113	1,836
PetIQ, Inc.*	118	2,341
Privia Health Group, Inc.*	71	1,828
Progyny, Inc.*	283	11,139
R1 RCM, Inc.*	524	14,248
RadNet, Inc.*	200	4,934
Select Medical Holdings Corp.	486	11,251
Sharps Compliance Corp.*	82	505
SOC Telemed, Inc.*	268	788
Surgery Partners, Inc.*	150	7,840
Tenet Healthcare Corp.*	468	40,243
Tivity Health, Inc.*	194	5,292
US Physical Therapy, Inc.	56	5,150
Viemed Healthcare, Inc.*	155	595
		336,830
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc.*	536	10,430
American Well Corp., Class A*	806	3,409

Hedge Replication ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Computer Programs and Systems, Inc.*	61	1,878
Convey Health Solutions Holdings, Inc.*	59	342
Evolent Health, Inc., Class A*	351	9,354
Forian, Inc.	83	577
Health Catalyst, Inc.*	230	6,238
HealthStream, Inc.*	112	2,295
iCAD, Inc.*	96	464
Inspire Medical Systems, Inc.*	118	28,799
Multiplan Corp.*	1,677	6,305
NantHealth, Inc.*	118	98
NextGen Healthcare, Inc.*	252	4,922
Omnicell, Inc.*	193	24,951
OptimizeRx Corp.*	75	3,397
Phreesia, Inc.*	218	6,712
Schrodinger, Inc.*	200	6,952
Simulations Plus, Inc.	68	2,678
Tabula Rasa HealthCare, Inc.*	99	564
		120,365
Hotels, Restaurants & Leisure - 0.6%
Accel Entertainment, Inc.*	248	3,246
Bally's Corp.*	144	5,187
Biglari Holdings, Inc., Class B*	3	412
BJ's Restaurants, Inc.*	99	3,175
Bloomin' Brands, Inc.*	390	9,598
Bluegreen Vacations Holding Corp.*	62	1,757
Brinker International, Inc.*	200	8,508
Carrols Restaurant Group, Inc.	147	388
Century Casinos, Inc.*	119	1,464
Cheesecake Factory, Inc. (The)*	203	8,686
Chuy's Holdings, Inc.*	87	2,836
Cracker Barrel Old Country Store, Inc.	104	13,964
Dave & Buster's Entertainment, Inc.*	190	8,235
Del Taco Restaurants, Inc.	131	1,635
Denny's Corp.*	273	4,319
Dine Brands Global, Inc.	72	6,037
Drive Shack, Inc.*	364	484
El Pollo Loco Holdings, Inc.*	84	1,115
Esports Technologies, Inc.*	48	397
Everi Holdings, Inc.*	376	8,798
F45 Training Holdings, Inc.*	90	1,384
Fiesta Restaurant Group, Inc.*	77	775
First Watch Restaurant Group, Inc.*	48	697
Full House Resorts, Inc.*	144	1,267
GAN Ltd.*	177	1,181
Golden Entertainment, Inc.*	75	4,270
Golden Nugget Online Gaming, Inc.*	175	1,505
Hall of Fame Resort & Entertainment Co.*	245	260
Hilton Grand Vacations, Inc.*	376	19,499
International Game Technology plc	440	13,473
Jack in the Box, Inc.	97	8,368
Krispy Kreme, Inc.	99	1,476
Kura Sushi USA, Inc., Class A*	17	896
Life Time Group Holdings, Inc.*	172	2,675
Lindblad Expeditions Holdings, Inc.*	134	2,376
Monarch Casino & Resort, Inc.*	58	4,518
Nathan's Famous, Inc.	13	756
NEOGAMES SA*	45	1,017
Noodles & Co.*	179	1,224
ONE Group Hospitality, Inc. (The)*	91	1,068
Papa John's International, Inc.	145	15,489
PlayAGS, Inc.*	121	1,013
Portillo's, Inc., Class A*	103	2,581
RCI Hospitality Holdings, Inc.	38	2,467
Red Robin Gourmet Burgers, Inc.*	69	1,211
Red Rock Resorts, Inc., Class A	262	13,173
Rush Street Interactive, Inc.*	231	2,386
Ruth's Hospitality Group, Inc.	145	3,597
Scientific Games Corp.*	424	26,678
SeaWorld Entertainment, Inc.*	226	15,682
Shake Shack, Inc., Class A*	165	12,329
Target Hospitality Corp.*	111	350
Texas Roadhouse, Inc.	308	29,232
Wingstop, Inc.	131	19,041
Xponential Fitness, Inc., Class A*	41	859
		305,014
Household Durables - 0.4%
Aterian, Inc.*	114	341
Bassett Furniture Industries, Inc.	41	720
Beazer Homes USA, Inc.*	129	2,112
Cavco Industries, Inc.*	41	11,178
Century Communities, Inc.	132	8,411
Ethan Allen Interiors, Inc.	99	2,580
Flexsteel Industries, Inc.	29	626
GoPro, Inc., Class A*	567	4,876
Green Brick Partners, Inc.*	136	3,154
Hamilton Beach Brands Holding Co., Class A	32	483
Helen of Troy Ltd.*	105	21,595
Hooker Furnishings Corp.	52	1,092
Hovnanian Enterprises, Inc., Class A*	24	2,307
Installed Building Products, Inc.	104	10,057
iRobot Corp.*	118	7,335
KB Home	350	13,514
Landsea Homes Corp.*	47	307
La-Z-Boy, Inc.	194	5,661
Legacy Housing Corp.*	34	866
LGI Homes, Inc.*	96	12,108
Lifetime Brands, Inc.	56	734
Lovesac Co. (The)*	56	2,379
M/I Homes, Inc.*	126	6,211
MDC Holdings, Inc.	252	11,174
Meritage Homes Corp.*	162	15,970
Purple Innovation, Inc.*	253	1,523
Skyline Champion Corp.*	231	15,532
Snap One Holdings Corp.*	59	1,159
Sonos, Inc.*	529	14,489
Taylor Morrison Home Corp.*	527	15,546
Traeger, Inc.*	100	987
Tri Pointe Homes, Inc.*	492	11,006
Tupperware Brands Corp.*	215	3,919
Universal Electronics, Inc.*	56	1,861
VOXX International Corp.*	69	740
Vuzix Corp.*	259	1,466
Weber, Inc., Class A	79	902
		214,921
Household Products - 0.1%
Central Garden & Pet Co.*	43	2,036

Hedge Replication ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Central Garden & Pet Co., Class A*	177	7,795
Energizer Holdings, Inc.	299	9,984
Oil-Dri Corp. of America	24	741
WD-40 Co.	60	12,713
		33,269
Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy, Inc., Class A	154	4,711
Clearway Energy, Inc., Class C, Class C(c)	361	12,057
Ormat Technologies, Inc.(c)	200	14,270
Sunnova Energy International, Inc.*	379	7,637
		38,675
Insurance - 0.5%
Ambac Financial Group, Inc.*	201	2,579
American Equity Investment Life Holding Co.	365	13,757
American National Group, Inc.	32	6,049
AMERISAFE, Inc.	85	4,003
Argo Group International Holdings Ltd.	140	5,904
Bright Health Group, Inc.*	233	773
BRP Group, Inc., Class A*	209	5,804
Citizens, Inc.*	220	935
CNO Financial Group, Inc.	542	13,100
Crawford & Co., Class A	72	555
Donegal Group, Inc., Class A	65	888
eHealth, Inc.*	109	1,694
Employers Holdings, Inc.	123	4,780
Enstar Group Ltd.*	55	15,677
Genworth Financial, Inc., Class A*	2,234	9,070
Goosehead Insurance, Inc., Class A	81	7,045
Greenlight Capital Re Ltd., Class A*	116	834
HCI Group, Inc.	25	1,556
Heritage Insurance Holdings, Inc.	114	636
Horace Mann Educators Corp.	184	7,653
Investors Title Co.	5	958
James River Group Holdings Ltd.	161	4,283
Kinsale Capital Group, Inc.	96	20,137
Maiden Holdings Ltd.*	307	749
MBIA, Inc.*	211	3,218
MetroMile, Inc.*	424	543
National Western Life Group, Inc., Class A	12	2,560
NI Holdings, Inc.*	39	699
Palomar Holdings, Inc.*	108	6,958
ProAssurance Corp.	237	5,712
RLI Corp.	176	17,864
Safety Insurance Group, Inc.	63	5,257
Selective Insurance Group, Inc.	261	21,713
Selectquote, Inc.*	590	1,835
SiriusPoint Ltd.*	390	2,882
Stewart Information Services Corp.	117	7,942
Tiptree, Inc.	103	1,317
Trean Insurance Group, Inc.*	78	554
Trupanion, Inc.*	169	15,147
United Fire Group, Inc.	93	2,568
United Insurance Holdings Corp.	90	329
Universal Insurance Holdings, Inc.	119	1,376
		227,893
Interactive Media & Services - 0.1%
Cargurus, Inc.*	421	20,397
Cars.com, Inc.*	302	4,886
Eventbrite, Inc., Class A*	337	5,092
EverQuote, Inc., Class A*	86	1,280
fuboTV, Inc.*	596	5,096
Liberty TripAdvisor Holdings, Inc., Class A*	321	681
MediaAlpha, Inc., Class A*	93	1,336
Outbrain, Inc.*	36	469
QuinStreet, Inc.*	221	2,486
TrueCar, Inc.*	419	1,399
Yelp, Inc.*	315	10,675
Ziff Davis, Inc.*	191	19,215
		73,012
Internet & Direct Marketing Retail - 0.1%
1-800-Flowers.com, Inc., Class A*	117	1,811
1stdibs.com, Inc.*	30	329
aka Brands Holding Corp.*	42	316
CarParts.com, Inc.*	215	1,800
Duluth Holdings, Inc., Class B*	54	752
Groupon, Inc.*	103	2,237
Lands' End, Inc.*	62	1,052
Liquidity Services, Inc.*	117	2,016
Lulu's Fashion Lounge Holdings, Inc.*	26	259
Overstock.com, Inc.*	189	10,754
PetMed Express, Inc.	89	2,399
Porch Group, Inc.*	339	2,746
Quotient Technology, Inc.*	396	2,629
RealReal, Inc. (The)*	352	3,136
Rent the Runway, Inc., Class A*	76	461
Revolve Group, Inc.*	158	7,494
Shutterstock, Inc.	103	9,325
Stitch Fix, Inc., Class A*	359	4,505
Xometry, Inc., Class A*	36	1,761
		55,782
IT Services - 0.4%
BigCommerce Holdings, Inc., Series 1*	213	5,517
Brightcove, Inc.*	179	1,339
Cantaloupe, Inc.*	257	1,997
Cass Information Systems, Inc.	61	2,414
Conduent, Inc.*	737	3,589
CSG Systems International, Inc.	143	8,826
DigitalOcean Holdings, Inc.*	223	13,228
EVERTEC, Inc.	267	10,776
Evo Payments, Inc., Class A*	209	5,039
ExlService Holdings, Inc.*	145	17,515
Flywire Corp.*	278	7,523
GreenBox POS*	80	272
Grid Dynamics Holdings, Inc.*	200	2,430
Hackett Group, Inc. (The)	108	2,238
I3 Verticals, Inc., Class A*	94	2,482
IBEX Holdings Ltd.*	25	394
International Money Express, Inc.*	143	2,297
Limelight Networks, Inc.*	550	2,150
LiveRamp Holdings, Inc.*	292	12,603
Maximus, Inc.	271	21,371
MoneyGram International, Inc.*	395	4,242
Paya Holdings, Inc.*	378	2,438
Perficient, Inc.*	143	14,572
Priority Technology Holdings, Inc.*	45	237
Rackspace Technology, Inc.*	240	2,671
Remitly Global, Inc.*	55	602

Hedge Replication ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Repay Holdings Corp.*	381	6,580
StarTek, Inc.*	75	328
TTEC Holdings, Inc.	82	6,519
Tucows, Inc., Class A*	43	2,889
Unisys Corp.*	289	6,176
Verra Mobility Corp.*	634	10,651
		181,905
Leisure Products - 0.1%
Acushnet Holdings Corp.	151	6,614
American Outdoor Brands, Inc.*	61	954
AMMO, Inc.*	385	1,813
Callaway Golf Co.*	510	12,617
Clarus Corp.	116	2,641
Escalade, Inc.	44	583
Genius Brands International, Inc.*	1,242	1,103
Johnson Outdoors, Inc., Class A	24	1,979
Latham Group, Inc.*	141	2,466
Malibu Boats, Inc., Class A*	91	6,340
Marine Products Corp.	36	435
MasterCraft Boat Holdings, Inc.*	83	2,377
Nautilus, Inc.*	133	648
Smith & Wesson Brands, Inc.	211	3,720
Solo Brands, Inc., Class A*	52	549
Sturm Ruger & Co., Inc.	75	5,431
Vista Outdoor, Inc.*	253	9,222
		59,492
Life Sciences Tools & Services - 0.2%
Absci Corp.*	61	572
Akoya Biosciences, Inc.*	59	654
Alpha Teknova, Inc.*	30	510
Berkeley Lights, Inc.*	214	1,641
Bionano Genomics, Inc.*	1,284	2,748
ChromaDex Corp.*	207	565
Codex DNA, Inc.*	33	337
Codexis, Inc.*	265	5,281
Cytek Biosciences, Inc.*	71	968
Fluidigm Corp.*	336	1,236
Harvard Bioscience, Inc.*	173	934
Inotiv, Inc.*	65	1,718
IsoPlexis Corp.*	37	179
MaxCyte, Inc.*	423	2,944
Medpace Holdings, Inc.*	128	19,580
NanoString Technologies, Inc.*	200	7,092
NeoGenomics, Inc.*	499	10,684
Pacific Biosciences of California, Inc.*	856	10,204
Personalis, Inc.*	159	1,669
Quanterix Corp.*	136	4,589
Rapid Micro Biosystems, Inc., Class A*	36	252
Seer, Inc.*	184	2,819
Singular Genomics Systems, Inc.*	54	444
		77,620
Machinery - 0.9%
AgEagle Aerial Systems, Inc.*	298	349
Alamo Group, Inc.	44	6,121
Albany International Corp., Class A	136	11,943
Altra Industrial Motion Corp.	286	12,146
Astec Industries, Inc.	100	4,980
Barnes Group, Inc.	209	9,708
Blue Bird Corp.*	70	1,492
Chart Industries, Inc.*	160	23,104
CIRCOR International, Inc.*	82	2,209
Columbus McKinnon Corp.	123	5,614
Commercial Vehicle Group, Inc.*	142	1,135
Desktop Metal, Inc., Class A*	825	3,432
Douglas Dynamics, Inc.	100	3,674
Energy Recovery, Inc.*	184	3,496
Enerpac Tool Group Corp.	266	4,588
EnPro Industries, Inc.	90	9,940
ESCO Technologies, Inc.	113	7,861
Evoqua Water Technologies Corp.*	510	21,757
Federal Signal Corp.	266	9,605
Franklin Electric Co., Inc.	204	17,250
Gorman-Rupp Co. (The)	100	3,726
Greenbrier Cos., Inc. (The)	141	6,265
Helios Technologies, Inc.	143	11,213
Hillenbrand, Inc.	322	15,363
Hydrofarm Holdings Group, Inc.*	172	3,483
Hyliion Holdings Corp.*	517	2,233
Hyster-Yale Materials Handling, Inc.	44	1,684
Ideanomics, Inc.*	1,935	2,032
John Bean Technologies Corp.	138	15,645
Kadant, Inc.	52	10,262
Kennametal, Inc.	368	11,669
Lindsay Corp.	47	6,167
Luxfer Holdings plc	120	2,090
Manitowoc Co., Inc. (The)*	151	2,496
Mayville Engineering Co., Inc.*	40	414
Meritor, Inc.*	298	10,612
Miller Industries, Inc.	48	1,487
Mueller Industries, Inc.	247	14,091
Mueller Water Products, Inc., Class A	693	8,794
Nikola Corp.*	1,006	7,947
NN, Inc.*	188	487
Omega Flex, Inc.	14	2,033
Park-Ohio Holdings Corp.	38	604
Proto Labs, Inc.*	122	6,860
RBC Bearings, Inc.*	123	23,844
REV Group, Inc.	126	1,704
Shyft Group, Inc. (The)	152	6,142
SPX Corp.*	193	9,785
SPX FLOW, Inc.	184	15,804
Standex International Corp.	53	5,614
Tennant Co.	82	6,460
Terex Corp.	302	12,467
Titan International, Inc.*	225	2,520
Trinity Industries, Inc.	340	9,812
Wabash National Corp.	217	3,698
Watts Water Technologies, Inc., Class A	120	17,274
Welbilt, Inc.*	576	13,617
		436,802
Marine - 0.1%
Costamare, Inc.	232	3,132
Eagle Bulk Shipping, Inc.	40	2,109
Genco Shipping & Trading Ltd.	142	2,738
Matson, Inc.	184	20,382
Safe Bulkers, Inc.*	279	1,166
		29,527
Media - 0.3%
Advantage Solutions, Inc.*	337	2,652
AMC Networks, Inc., Class A*	128	5,306
Audacy, Inc.*	520	1,612
Boston Omaha Corp., Class A*	89	2,491

Hedge Replication ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Cardlytics, Inc.*	143	8,294
Clear Channel Outdoor Holdings, Inc.*	1,599	5,980
comScore, Inc.*	309	810
Daily Journal Corp.*	5	1,617
Digital Media Solutions, Inc.*	14	48
Emerald Holding, Inc.*	104	372
Entravision Communications Corp., Class A	265	1,696
EW Scripps Co. (The), Class A*	252	5,609
Fluent, Inc.*	190	270
Gannett Co., Inc.*	620	3,075
Gray Television, Inc.	376	8,810
Hemisphere Media Group, Inc.*	71	380
iHeartMedia, Inc., Class A*	494	10,596
Integral Ad Science Holding Corp.*	76	1,422
John Wiley & Sons, Inc., Class A	190	9,559
Magnite, Inc.*	571	8,325
National CineMedia, Inc.	265	787
Scholastic Corp.	116	4,881
Sinclair Broadcast Group, Inc., Class A(c)	202	6,060
Stagwell, Inc.*	272	2,062
TechTarget, Inc.*	115	9,014
TEGNA, Inc.	975	22,347
Thryv Holdings, Inc.*	33	1,003
WideOpenWest, Inc.*	231	3,925
		129,003
Metals & Mining - 0.3%
Allegheny Technologies, Inc.*	560	14,414
Arconic Corp.*	470	14,429
Carpenter Technology Corp.	210	8,062
Century Aluminum Co.*	226	5,338
Coeur Mining, Inc.*	1,127	4,846
Commercial Metals Co.	528	20,354
Compass Minerals International, Inc.	151	8,852
Constellium SE*	546	10,609
Gatos Silver, Inc.*	204	688
Haynes International, Inc.	55	2,011
Hecla Mining Co.	2,341	13,484
Kaiser Aluminum Corp.	70	6,755
Materion Corp.	89	7,436
MP Materials Corp.*	335	15,283
Novagold Resources, Inc.*	1,046	7,301
Olympic Steel, Inc.	42	1,124
Perpetua Resources Corp.*	143	515
PolyMet Mining Corp.*	127	345
Ryerson Holding Corp.	72	1,881
Schnitzer Steel Industries, Inc., Class A	114	5,546
SunCoke Energy, Inc.	366	2,902
TimkenSteel Corp.*	202	3,642
Warrior Met Coal, Inc.	226	7,119
Worthington Industries, Inc.	145	8,268
		171,204
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
AFC Gamma, Inc.	55	1,086
Angel Oak Mortgage, Inc.	32	520
Apollo Commercial Real Estate Finance, Inc.	617	8,052
Arbor Realty Trust, Inc.	634	11,412
Ares Commercial Real Estate Corp.	193	2,827
ARMOUR Residential REIT, Inc.	393	3,195
Blackstone Mortgage Trust, Inc., Class A	693	22,024
BrightSpire Capital, Inc.	371	3,287
Broadmark Realty Capital, Inc.	566	4,902
Chimera Investment Corp.	1,038	12,632
Dynex Capital, Inc.	159	2,444
Ellington Financial, Inc.	237	4,188
Franklin BSP Realty Trust, Inc.	159	2,099
Granite Point Mortgage Trust, Inc.	236	2,648
Great Ajax Corp.	96	1,093
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	338	16,001
Invesco Mortgage Capital, Inc.	1,383	3,015
KKR Real Estate Finance Trust, Inc.	156	3,349
Ladder Capital Corp.	500	5,730
MFA Financial, Inc.	1,950	7,917
New York Mortgage Trust, Inc.	1,672	5,869
Orchid Island Capital, Inc.	599	1,971
PennyMac Mortgage Investment Trust	432	6,739
Ready Capital Corp.	264	3,920
Redwood Trust, Inc.	506	5,257
TPG RE Finance Trust, Inc.	265	3,138
Two Harbors Investment Corp.	1,516	7,671
		152,986
Multiline Retail - 0.1%
Big Lots, Inc.	142	4,936
Dillard's, Inc., Class A	26	6,519
Franchise Group, Inc.	125	5,269
Macy's, Inc.	1,383	35,847
		52,571
Multi-Utilities - 0.1%
Avista Corp.	311	13,880
Black Hills Corp.	282	19,737
NorthWestern Corp.	232	14,031
Unitil Corp.	69	3,484
		51,132
Oil, Gas & Consumable Fuels - 1.1%
Aemetis, Inc.*	119	1,526
Alto Ingredients, Inc.*	314	1,831
Antero Resources Corp.*	1,260	28,892
Arch Resources, Inc.	67	7,998
Berry Corp.	297	2,970
Brigham Minerals, Inc., Class A	193	4,397
California Resources Corp.	357	14,719
Callon Petroleum Co.*	209	11,779
Centennial Resource Development, Inc., Class A*	812	7,129
Centrus Energy Corp., Class A*	43	1,947
Chesapeake Energy Corp.	463	35,767
Civitas Resources, Inc.	191	9,640
Clean Energy Fuels Corp.*	683	4,965
CNX Resources Corp.*	924	15,098
Comstock Resources, Inc.*	403	3,345
CONSOL Energy, Inc.*	151	4,642
Crescent Energy, Inc., Class A	129	1,954
CVR Energy, Inc.	130	2,261
Delek US Holdings, Inc.*	289	4,979
Denbury, Inc.*	222	16,131
DHT Holdings, Inc.	625	3,931
Dorian LPG Ltd.	137	1,888
Earthstone Energy, Inc., Class A*	112	1,456

Hedge Replication ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Energy Fuels, Inc.*	681	5,564
Equitrans Midstream Corp.	1,801	11,544
Falcon Minerals Corp.	173	993
Frontline Ltd.*	526	4,950
Gevo, Inc.*	875	3,106
Golar LNG Ltd.*	445	7,743
Green Plains, Inc.*	210	6,875
HighPeak Energy, Inc.	23	486
International Seaways, Inc.	202	3,695
Kinetik Holdings, Inc.	14	952
Kosmos Energy Ltd.*	1,975	9,598
Laredo Petroleum, Inc.*	56	4,287
Magnolia Oil & Gas Corp., Class A	635	14,192
Matador Resources Co.	487	24,155
Murphy Oil Corp.	645	22,362
Nordic American Tankers Ltd.	741	1,793
Northern Oil and Gas, Inc.	231	5,793
Oasis Petroleum, Inc.	87	11,528
Ovintiv, Inc.	1,154	52,911
Par Pacific Holdings, Inc.*	198	2,693
PBF Energy, Inc., Class A*	424	7,047
PDC Energy, Inc.	429	27,679
Peabody Energy Corp.*	393	6,815
Range Resources Corp.*	1,053	24,166
Ranger Oil Corp.*	93	3,140
Renewable Energy Group, Inc.*	198	12,177
REX American Resources Corp.*	24	2,267
Riley Exploration Permian, Inc.	11	368
Scorpio Tankers, Inc.	215	3,739
SFL Corp. Ltd.	545	5,423
SM Energy Co.	528	18,749
Southwestern Energy Co.*	4,475	22,330
Talos Energy, Inc.*	162	2,545
Teekay Corp.*	305	1,028
Teekay Tankers Ltd., Class A*	104	1,486
Tellurian, Inc.*	1,632	6,218
Uranium Energy Corp.*	1,129	4,505
Ur-Energy, Inc.*	797	1,180
W&T Offshore, Inc.*	414	2,012
Whiting Petroleum Corp.	173	12,776
World Fuel Services Corp.	275	7,794
		557,909
Paper & Forest Products - 0.0%(b)
Clearwater Paper Corp.*	73	2,105
Glatfelter Corp.	193	2,652
Neenah, Inc.	74	2,882
Schweitzer-Mauduit International, Inc.	138	4,308
Verso Corp., Class A	117	3,102
		15,049
Personal Products - 0.1%
Beauty Health Co. (The)*	380	7,364
BellRing Brands, Inc., Class A*	175	4,475
Edgewell Personal Care Co.	239	8,528
elf Beauty, Inc.*	213	5,630
Honest Co., Inc. (The)*	376	2,173
Inter Parfums, Inc.	79	7,337
Medifast, Inc.	52	9,672
Nature's Sunshine Products, Inc.	53	929
NewAge, Inc.*	593	401
Nu Skin Enterprises, Inc., Class A	218	10,113
Revlon, Inc., Class A*	31	300
USANA Health Sciences, Inc.*	53	4,665
Veru, Inc.*	283	1,582
		63,169
Pharmaceuticals - 0.4%
9 Meters Biopharma, Inc.*	996	543
Aclaris Therapeutics, Inc.*	224	3,338
Aerie Pharmaceuticals, Inc.*	187	1,552
Amneal Pharmaceuticals, Inc.*	439	1,989
Amphastar Pharmaceuticals, Inc.*	162	4,489
Ampio Pharmaceuticals, Inc.*	858	429
Angion Biomedica Corp.*	97	180
ANI Pharmaceuticals, Inc.*	47	1,760
Antares Pharma, Inc.*	735	2,572
Arvinas, Inc.*	208	13,480
Atea Pharmaceuticals, Inc.*	284	1,801
Athira Pharma, Inc.*	142	1,301
Axsome Therapeutics, Inc.*	122	3,429
BioDelivery Sciences International, Inc.*	410	2,288
Cara Therapeutics, Inc.*	195	2,022
Cassava Sciences, Inc.*	169	7,184
Citius Pharmaceuticals, Inc.*	500	770
Collegium Pharmaceutical, Inc.*	152	2,959
Corcept Therapeutics, Inc.*	422	9,406
CorMedix, Inc.*	167	815
Cymabay Therapeutics, Inc.*	305	970
DICE Therapeutics, Inc.*	61	1,128
Durect Corp.*	996	661
Edgewise Therapeutics, Inc.*	171	2,016
Endo International plc*	1,010	3,141
Esperion Therapeutics, Inc.*	120	491
Evolus, Inc.*	146	1,336
EyePoint Pharmaceuticals, Inc.*	93	925
Fulcrum Therapeutics, Inc.*	120	1,320
Harmony Biosciences Holdings, Inc.*	101	4,036
Ikena Oncology, Inc.*	122	745
Innoviva, Inc.*	190	3,650
Intra-Cellular Therapies, Inc.*	347	19,252
Kala Pharmaceuticals, Inc.*	213	141
Kaleido Biosciences, Inc.*	85	127
KemPharm, Inc.*	130	771
Landos Biopharma, Inc.*	21	45
Marinus Pharmaceuticals, Inc.*	162	1,267
Mind Medicine MindMed, Inc.*	1,532	1,869
NGM Biopharmaceuticals, Inc.*	138	2,051
Nuvation Bio, Inc.*	700	3,542
Ocular Therapeutix, Inc.*	338	1,886
Omeros Corp.*	266	1,915
Oramed Pharmaceuticals, Inc.*	133	1,370
Pacira BioSciences, Inc.*	194	12,938
Paratek Pharmaceuticals, Inc.*	217	764
Phathom Pharmaceuticals, Inc.*	89	1,614
Phibro Animal Health Corp., Class A	90	1,917
Pliant Therapeutics, Inc.*	105	942
Prestige Consumer Healthcare, Inc.*	221	13,156
Provention Bio, Inc.*(c)	244	1,530
Rain Therapeutics, Inc.*	70	419
Reata Pharmaceuticals, Inc., Class A*	120	3,929
Relmada Therapeutics, Inc.*	69	1,415
Revance Therapeutics, Inc.*	309	4,193
Seelos Therapeutics, Inc.*	432	458

Hedge Replication ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
SIGA Technologies, Inc.*	213	1,278
Supernus Pharmaceuticals, Inc.*	216	6,901
Tarsus Pharmaceuticals, Inc.*	38	670
Terns Pharmaceuticals, Inc.*	61	202
TherapeuticsMD, Inc.*	1,716	410
Theravance Biopharma, Inc.*	265	2,669
Theseus Pharmaceuticals, Inc.*	52	525
Ventyx Biosciences, Inc.*	46	538
Verrica Pharmaceuticals, Inc.*	58	486
WaVe Life Sciences Ltd.*	196	481
Zogenix, Inc.*	247	6,486
		180,883
Professional Services - 0.4%
Acacia Research Corp.*	217	831
ASGN, Inc.*	224	24,817
Atlas Technical Consultants, Inc.*	63	723
Barrett Business Services, Inc.	32	1,925
CBIZ, Inc.*	216	8,405
CRA International, Inc.	31	2,754
Exponent, Inc.	229	21,700
First Advantage Corp.*	243	3,924
Forrester Research, Inc.*	50	2,596
Franklin Covey Co.*	56	2,582
Heidrick & Struggles International, Inc.	85	3,634
HireQuest, Inc.	23	431
HireRight Holdings Corp.*	99	1,294
Huron Consulting Group, Inc.*	96	4,736
ICF International, Inc.	82	7,267
Insperity, Inc.	160	14,392
KBR, Inc.	623	30,926
Kelly Services, Inc., Class A	156	3,310
Kforce, Inc.	89	6,691
Korn Ferry	237	15,704
ManTech International Corp., Class A	120	10,004
Mistras Group, Inc.*	88	587
Resources Connection, Inc.	141	2,341
Sterling Check Corp.*	73	1,537
TriNet Group, Inc.*	179	15,628
TrueBlue, Inc.*	155	4,216
Upwork, Inc.*	520	13,146
Willdan Group, Inc.*	48	1,550
		207,651
Real Estate Management & Development - 0.2%
Cushman & Wakefield plc*	611	13,393
Douglas Elliman, Inc.*	316	2,383
eXp World Holdings, Inc.	276	7,380
Fathom Holdings, Inc.*	27	346
Forestar Group, Inc.*	75	1,373
FRP Holdings, Inc.*	29	1,680
Kennedy-Wilson Holdings, Inc.	524	11,601
Marcus & Millichap, Inc.*	104	5,172
Newmark Group, Inc., Class A	657	11,616
Rafael Holdings, Inc., Class B*	44	139
RE/MAX Holdings, Inc., Class A	82	2,431
Realogy Holdings Corp.*	508	9,235
Redfin Corp.*	454	9,820
RMR Group, Inc. (The), Class A	68	1,982
St Joe Co. (The)	146	7,888
Tejon Ranch Co.*	91	1,545
		87,984
Road & Rail - 0.2%
ArcBest Corp.	112	10,380
Avis Budget Group, Inc.*	182	33,386
Covenant Logistics Group, Inc.*	54	1,216
Daseke, Inc.*	176	2,209
Heartland Express, Inc.	208	2,987
HyreCar, Inc.*	78	212
Marten Transport Ltd.	262	4,520
PAM Transportation Services, Inc.*	15	1,012
Saia, Inc.*	117	33,606
Universal Logistics Holdings, Inc.	33	631
US Xpress Enterprises, Inc., Class A*	119	540
Werner Enterprises, Inc.	272	11,821
Yellow Corp.*	222	2,000
		104,520
Semiconductors & Semiconductor Equipment - 0.8%
Alpha & Omega Semiconductor Ltd.*	94	5,054
Ambarella, Inc.*	156	21,795
Amkor Technology, Inc.	450	10,201
Atomera, Inc.*	89	1,428
Axcelis Technologies, Inc.*	146	10,106
AXT, Inc.*(c)	178	1,326
CEVA, Inc.*	99	4,036
CMC Materials, Inc.	126	23,364
Cohu, Inc.*	211	6,579
Diodes, Inc.*	191	17,112
FormFactor, Inc.*	342	13,848
Ichor Holdings Ltd.*	123	4,333
Impinj, Inc.*	84	5,775
Kopin Corp.*	342	903
Kulicke & Soffa Industries, Inc.	269	14,053
Lattice Semiconductor Corp.*	598	37,447
MACOM Technology Solutions Holdings, Inc.*	215	12,922
MaxLinear, Inc.*	312	19,141
Meta Materials, Inc.*	892	1,918
NeoPhotonics Corp.*	225	3,445
NVE Corp.	20	1,144
Onto Innovation, Inc.*	215	18,535
PDF Solutions, Inc.*	132	3,612
Photronics, Inc.*	261	4,808
Power Integrations, Inc.	266	23,940
Rambus, Inc.*	478	12,906
Semtech Corp.*	284	19,704
Silicon Laboratories, Inc.*	175	26,899
SiTime Corp.*	70	14,150
SkyWater Technology, Inc.*	36	416
SMART Global Holdings, Inc.*	154	4,227
SunPower Corp.*(c)	352	6,311
Synaptics, Inc.*	173	39,518
Ultra Clean Holdings, Inc.*	195	8,933
Veeco Instruments, Inc.*	219	6,257
		406,146
Software - 1.3%
8x8, Inc.*	497	6,441
A10 Networks, Inc.	265	3,774
ACI Worldwide, Inc.*	520	17,430
Agilysys, Inc.*	94	3,951
Alarm.com Holdings, Inc.*	208	13,693
Alkami Technology, Inc.*	126	1,986
Altair Engineering, Inc., Class A*	203	13,483
American Software, Inc., Class A	138	3,032

Hedge Replication ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Appfolio, Inc., Class A*	84	9,504
Appian Corp.*	173	10,546
Arteris, Inc.*	23	343
Asana, Inc., Class A*	313	17,149
Avaya Holdings Corp.*	364	5,012
AvidXchange Holdings, Inc.*	112	1,079
Benefitfocus, Inc.*	111	1,119
Blackbaud, Inc.*	211	13,185
Blackline, Inc.*	239	17,999
Bottomline Technologies DE, Inc.*	198	11,215
Box, Inc., Class A*	614	15,725
BTRS Holdings, Inc., Class A*	291	1,775
Cerence, Inc.*	166	5,994
ChannelAdvisor Corp.*	130	2,333
Cleanspark, Inc.*	151	1,601
CommVault Systems, Inc.*	202	12,708
Consensus Cloud Solutions, Inc.*	71	3,952
CoreCard Corp.*	31	999
Couchbase, Inc.*	43	906
CS Disco, Inc.*	33	1,247
Digimarc Corp.*(c)	56	1,687
Digital Turbine, Inc.*	399	19,344
Domo, Inc., Class B*	123	5,473
E2open Parent Holdings, Inc.*	876	7,866
Ebix, Inc.	117	3,453
eGain Corp.*	90	1,061
Enfusion, Inc., Class A*	97	1,609
EngageSmart, Inc.*	71	1,562
Envestnet, Inc.*	239	17,882
EverCommerce, Inc.*	73	875
GTY Technology Holdings, Inc.*	142	630
Instructure Holdings, Inc.*	54	1,210
Intapp, Inc.*	46	1,061
InterDigital, Inc.	136	8,761
JFrog Ltd.*	233	5,771
Kaltura, Inc.*	77	172
LivePerson, Inc.*	289	5,861
Marathon Digital Holdings, Inc.*	421	10,672
MeridianLink, Inc.*	56	1,096
MicroStrategy, Inc., Class A*	38	16,834
Mimecast Ltd.*	268	21,314
Mitek Systems, Inc.*	189	2,809
Model N, Inc.*	157	3,861
Momentive Global, Inc.*	571	8,976
ON24, Inc.*	118	1,841
OneSpan, Inc.*	156	2,150
PagerDuty, Inc.*	361	12,209
Ping Identity Holding Corp.*	267	5,618
Progress Software Corp.	194	8,552
PROS Holdings, Inc.*	176	5,593
Q2 Holdings, Inc.*	240	15,612
Qualys, Inc.*	150	18,796
Rapid7, Inc.*	247	25,555
Rekor Systems, Inc.*	149	705
Rimini Street, Inc.*	196	888
Riot Blockchain, Inc.*	392	6,754
Sailpoint Technologies Holdings, Inc.*	403	16,672
Sapiens International Corp. NV	136	3,671
SecureWorks Corp., Class A*	44	676
ShotSpotter, Inc.*	38	976
Smith Micro Software, Inc.*	204	849
Sprout Social, Inc., Class A*	200	13,022
SPS Commerce, Inc.*	159	20,646
Stronghold Digital Mining, Inc., Class A*	32	403
Sumo Logic, Inc.*	385	4,635
Telos Corp.*	175	1,998
Tenable Holdings, Inc.*	407	22,532
Upland Software, Inc.*	128	2,414
Varonis Systems, Inc.*	471	20,536
Verint Systems, Inc.*	283	14,215
Veritone, Inc.*	126	2,122
Viant Technology, Inc., Class A*	52	428
VirnetX Holding Corp.*	280	510
Vonage Holdings Corp.*	1,065	21,641
Weave Communications, Inc.*	20	201
Workiva, Inc.*	188	19,796
Xperi Holding Corp.	463	8,019
Yext, Inc.*	496	3,680
Zuora, Inc., Class A*	492	7,469
		639,405
Specialty Retail - 0.6%
Aaron's Co., Inc. (The)	138	2,897
Abercrombie & Fitch Co., Class A*	258	9,825
Academy Sports & Outdoors, Inc.*	342	11,070
American Eagle Outfitters, Inc.	670	14,124
America's Car-Mart, Inc.*	27	2,597
Arko Corp.*	531	4,434
Asbury Automotive Group, Inc.*	102	19,799
Barnes & Noble Education, Inc.*	199	1,090
Bed Bath & Beyond, Inc.*	447	7,550
Big 5 Sporting Goods Corp.	91	1,507
Boot Barn Holdings, Inc.*	129	11,226
Buckle, Inc. (The)	131	4,716
Caleres, Inc.	162	3,363
Camping World Holdings, Inc., Class A	184	5,651
CarLotz, Inc.*	315	636
Cato Corp. (The), Class A	87	1,531
Chico's FAS, Inc.*	530	2,491
Children's Place, Inc. (The)*	61	3,841
Citi Trends, Inc.*	39	1,455
Conn's, Inc.*	79	1,449
Container Store Group, Inc. (The)*	141	1,245
Designer Brands, Inc., Class A*	265	3,458
Genesco, Inc.*	65	4,170
Group 1 Automotive, Inc.	77	14,009
GrowGeneration Corp.*	244	2,052
Guess?, Inc.	177	3,876
Haverty Furniture Cos., Inc.	72	2,045
Hibbett, Inc.	65	2,930
JOANN, Inc.	52	592
Kirkland's, Inc.*	58	803
Lazydays Holdings, Inc.*	33	602
LL Flooring Holdings, Inc.*	127	2,040
MarineMax, Inc.*	93	4,256
Monro, Inc.	146	6,815
Murphy USA, Inc.	107	19,339
National Vision Holdings, Inc.*	360	13,201
ODP Corp. (The)*	203	8,932
OneWater Marine, Inc., Class A	45	2,286
Party City Holdco, Inc.*	487	2,109
Rent-A-Center, Inc.	290	8,239
Sally Beauty Holdings, Inc.*	496	8,571
Shift Technologies, Inc.*	273	551
Shoe Carnival, Inc.	77	2,245
Signet Jewelers Ltd.	232	16,356

Hedge Replication ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Sleep Number Corp.*	98	6,439
Sonic Automotive, Inc., Class A	96	5,156
Sportsman's Warehouse Holdings, Inc.*	191	2,179
Tilly's, Inc., Class A	100	1,270
Torrid Holdings, Inc.*	56	490
TravelCenters of America, Inc.*	55	2,323
Urban Outfitters, Inc.*	302	8,308
Winmark Corp.	15	3,393
Zumiez, Inc.*	94	4,182
		275,714
Technology Hardware, Storage & Peripherals - 0.1%
3D Systems Corp.*	546	9,730
Avid Technology, Inc.*	159	5,002
Corsair Gaming, Inc.*	120	2,770
Diebold Nixdorf, Inc.*	317	2,758
Eastman Kodak Co.*	197	940
Quantum Corp.*	257	668
Super Micro Computer, Inc.*	193	7,583
Turtle Beach Corp.*	68	1,616
		31,067
Textiles, Apparel & Luxury Goods - 0.2%
Crocs, Inc.*	257	21,519
Fossil Group, Inc.*	210	2,839
G-III Apparel Group Ltd.*	194	5,382
Kontoor Brands, Inc.	229	11,345
Movado Group, Inc.	69	2,720
Oxford Industries, Inc.	71	6,276
PLBY Group, Inc.*	127	2,022
Rocky Brands, Inc.	30	1,156
Steven Madden Ltd.	355	15,144
Superior Group of Cos., Inc.	53	1,086
Unifi, Inc.*	61	1,145
Vera Bradley, Inc.*	115	869
Wolverine World Wide, Inc.	357	8,222
		79,725
Thrifts & Mortgage Finance - 0.4%
Axos Financial, Inc.*	251	13,740
Blue Foundry Bancorp*	123	1,708
Bridgewater Bancshares, Inc.*	93	1,565
Capitol Federal Financial, Inc.	572	6,246
Columbia Financial, Inc.*	173	3,674
Enact Holdings, Inc.	65	1,352
Essent Group Ltd.	478	21,118
Federal Agricultural Mortgage Corp., Class C	41	5,072
Finance of America Cos., Inc., Class A*	81	262
Flagstar Bancorp, Inc.	230	10,483
FS Bancorp, Inc.	31	993
Hingham Institution For Savings (The)	5	1,799
Home Bancorp, Inc.	32	1,255
Home Point Capital, Inc.	33	109
Kearny Financial Corp.	298	3,937
Luther Burbank Corp.	69	893
Merchants Bancorp	63	1,824
Mr Cooper Group, Inc.*	273	13,877
NMI Holdings, Inc., Class A*	369	8,539
Northfield Bancorp, Inc.	194	3,046
Ocwen Financial Corp.*	36	1,031
PCSB Financial Corp.	57	1,062
PennyMac Financial Services, Inc.	137	7,912
Pioneer Bancorp, Inc.*	52	549
Provident Bancorp, Inc.	68	1,112
Provident Financial Services, Inc.	335	7,949
Radian Group, Inc.	793	18,953
Southern Missouri Bancorp, Inc.	33	1,768
TrustCo Bank Corp.	84	2,870
Velocity Financial, Inc.*	39	499
Walker & Dunlop, Inc.	129	17,847
Washington Federal, Inc.	286	10,176
Waterstone Financial, Inc.	94	1,837
WSFS Financial Corp.	286	14,537
		189,594
Tobacco - 0.0%(b)
22nd Century Group, Inc.*	710	1,661
Turning Point Brands, Inc.	63	2,112
Universal Corp.	107	5,790
Vector Group Ltd.	633	7,096
		16,659
Trading Companies & Distributors - 0.4%
Alta Equipment Group, Inc.*	84	1,059
Applied Industrial Technologies, Inc.	170	17,187
Beacon Roofing Supply, Inc.*	246	14,684
BlueLinx Holdings, Inc.*	41	3,665
Boise Cascade Co.	173	13,830
Custom Truck One Source, Inc.*	203	1,596
DXP Enterprises, Inc.*	76	2,182
EVI Industries, Inc.*	26	537
GATX Corp.	156	16,634
Global Industrial Co.	56	1,780
GMS, Inc.*	188	10,199
H&E Equipment Services, Inc.	142	5,930
Herc Holdings, Inc.	111	17,662
Karat Packaging, Inc.*	19	309
Lawson Products, Inc.*	20	850
McGrath RentCorp	107	8,697
MRC Global, Inc.*	354	3,575
NOW, Inc.*	485	4,530
Rush Enterprises, Inc., Class A	186	9,661
Rush Enterprises, Inc., Class B	29	1,421
Textainer Group Holdings Ltd.	208	7,386
Titan Machinery, Inc.*	85	2,408
Transcat, Inc.*	31	2,432
Triton International Ltd.	294	19,310
Veritiv Corp.*	62	6,645
WESCO International, Inc.*	196	23,859
Willis Lease Finance Corp.*	13	454
		198,482
Water Utilities - 0.1%
American States Water Co.	162	13,634
Artesian Resources Corp., Class A	36	1,673
Cadiz, Inc.*	95	247
California Water Service Group	231	13,151
Global Water Resources, Inc.	56	854
Middlesex Water Co.	76	7,599
Pure Cycle Corp.*	85	1,007
SJW Group	122	7,957
York Water Co. (The)	57	2,558
		48,680
Wireless Telecommunication Services - 0.0%(b)
Gogo, Inc.*	260	3,702
Shenandoah Telecommunications Co.	213	4,761

Hedge Replication ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Telephone and Data Systems, Inc.	444	7,703
United States Cellular Corp.*	68	1,871
		18,037
TOTAL COMMON STOCKS (Cost $11,936,256)		11,868,931

Investments	Number of Rights	Value ($)
RIGHTS - 0.0%

Biotechnology - 0.0%
Contra Aduro Biotech I, CVR*(d)(e)	39	—
Tobira Therapeutics, Inc., CVR*(d)(e)	10	—

TOTAL RIGHTS (Cost $117)		—

Investments	Shares	Value ($)
SECURITIES LENDING REINVESTMENTS(f) - 0.0%(b)

INVESTMENT COMPANIES - 0.0%(b)
BlackRock Liquidity FedFund, Institutional Class
0.03% (Cost $136)	136	136

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 73.6%

REPURCHASE AGREEMENTS(g) - 9.9%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $4,832,214 (Cost $4,832,209)	4,832,209	4,832,209

U.S. TREASURY OBLIGATIONS - 63.7%
U.S. Treasury Bills
0.19%, 5/5/2022(h) (Cost $31,269,235)	31,280,000	31,267,478

TOTAL SHORT-TERM INVESTMENTS (Cost $36,101,444)		36,099,687
Total Investments - 97.8% (Cost $48,037,953)		47,968,754
Other assets less liabilities - 2.2%		1,063,083
Net Assets - 100.0%		49,031,837

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Represents less than 0.05% of net assets.
(c)	The security or a portion of this security is on loan at February 28, 2022. The total value of securities on loan at February 28, 2022 was $21,380, collateralized in the form of cash with a value of $136 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $21,843 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from March 3, 2022 – August 15, 2051. The total value of collateral is $21,979.
(d)	Security fair valued as of February 28, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at February 28, 2022 amounted to $0, which represents approximately 0.00% of net assets of the Fund.
(e)	Illiquid security.
(f)	The security was purchased with cash collateral held from securities on loan at February 28, 2022. The total value of securities purchased was $136.
(g)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(h)	The rate shown was the current yield as of February 28, 2022.

Abbreviations
CVR	Contingent Value Rights - No defined expiration

Hedge Replication ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Futures Contracts Purchased

Hedge Replication ETF had the following open long futures contracts as of February 28, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
E-Mini Euro	68	3/14/2022	USD	$4,766,800	$(60,340)

Swap Agreements

Hedge Replication ETF had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
63,491	4/10/2023	Credit Suisse International	0.53%	Russell 2000® Total Return Index	(12,126)
910,449	4/10/2023	Credit Suisse International	0.38%	iShares® MSCI Emerging Markets ETF	(77,300)
279,960	4/10/2023	Morgan Stanley & Co. International plc	0.53%	iShares® MSCI Emerging Markets ETF	(21,786)
(240,567)	3/7/2023	Societe Generale	(0.28)%	S&P 500® Total Return Index	20,416
630,546	3/7/2023	Societe Generale	0.58%	iShares® MSCI EAFE ETF	(55,160)
1,273,912	3/7/2023	Societe Generale	0.43%	Russell 2000® Total Return Index	(104,502)
1,531,683	3/7/2023	Societe Generale	(0.17)%	iShares® MSCI Emerging Markets ETF	(120,263)
159,751	3/7/2023	UBS AG	0.08%	Russell 2000® Total Return Index	(114,572)
1,754,862	1/8/2024	UBS AG	0.28%	iShares® MSCI EAFE ETF	(77,329)
1,877,584	11/6/2023	UBS AG	(0.12)%	iShares® MSCI Emerging Markets ETF	(114,031)
8,241,671					(676,653)
				Total Unrealized Appreciation	20,416
				Total Unrealized Depreciation	(697,069)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations
USD	U.S. Dollar

High Yield-Interest Rate Hedged

Schedule of Portfolio Investments
February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 95.8%

Aerospace & Defense - 3.3%
Bombardier, Inc.
7.88%, 4/15/2027(a)	1,309,000	1,316,560
Spirit AeroSystems, Inc.
7.50%, 4/15/2025(a)	380,000	394,250
TransDigm, Inc.
6.25%, 3/15/2026(a)	2,185,000	2,252,429
5.50%, 11/15/2027	1,040,000	1,032,200
		4,995,439
Airlines - 3.5%
American Airlines, Inc.
5.50%, 4/20/2026(a)	1,530,000	1,566,016
5.75%, 4/20/2029(a)	1,487,000	1,520,458
Hawaiian Brand Intellectual Property Ltd.
5.75%, 1/20/2026(a)	647,000	655,087
United Airlines, Inc.
4.63%, 4/15/2029(a)	1,537,000	1,496,869
		5,238,430
Auto Components - 1.6%
Allison Transmission, Inc.
3.75%, 1/30/2031(a)	621,000	576,754
Clarios Global LP
8.50%, 5/15/2027(a)	842,000	876,732
Icahn Enterprises LP
6.25%, 5/15/2026	921,000	927,908
		2,381,394
Automobiles - 0.7%
Ford Motor Co.
3.25%, 2/12/2032	1,098,000	1,035,557

Building Products - 1.1%
Builders FirstSource, Inc.
4.25%, 2/1/2032(a)	441,000	422,258
SRM Escrow Issuer LLC
6.00%, 11/1/2028(a)	425,000	424,022
Standard Industries, Inc.
4.38%, 7/15/2030(a)	381,000	360,723
3.38%, 1/15/2031(a)	554,000	490,290
		1,697,293
Capital Markets - 2.1%
Coinbase Global, Inc.
3.63%, 10/1/2031(a)	752,000	662,343
Compass Group Diversified Holdings LLC
5.25%, 4/15/2029(a)	722,000	697,907
MSCI, Inc.
4.00%, 11/15/2029(a)	1,050,000	1,055,649
3.88%, 2/15/2031(a)	848,000	844,167
		3,260,066
Chemicals - 1.6%
NOVA Chemicals Corp.
4.88%, 6/1/2024(a)	505,000	511,312
5.25%, 6/1/2027(a)	289,000	289,723
SCIH Salt Holdings, Inc.
4.88%, 5/1/2028(a)	377,000	360,470
Tronox, Inc.
4.63%, 3/15/2029(a)	732,000	689,976
WR Grace Holdings LLC
5.63%, 8/15/2029(a)	549,000	525,668
		2,377,149
Commercial Services & Supplies - 2.9%
Allied Universal Holdco LLC
6.63%, 7/15/2026(a)	1,178,000	1,206,625
Aramark Services, Inc.
6.38%, 5/1/2025(a)	11,000	11,358
5.00%, 2/1/2028(a)(b)	1,520,000	1,522,713
Madison IAQ LLC
5.88%, 6/30/2029(a)	494,000	448,305
Nielsen Finance LLC
5.63%, 10/1/2028(a)	150,000	143,625
Prime Security Services Borrower LLC
5.75%, 4/15/2026(a)	788,000	808,685
6.25%, 1/15/2028(a)(b)	200,000	193,000
		4,334,311
Communications Equipment - 1.0%
Avaya, Inc.
6.13%, 9/15/2028(a)	488,000	470,159
CommScope, Inc.
6.00%, 3/1/2026(a)	924,000	942,535
4.75%, 9/1/2029(a)	171,000	159,458
		1,572,152
Construction & Engineering - 0.2%
Brand Industrial Services, Inc.
8.50%, 7/15/2025(a)	387,000	355,072

Consumer Finance - 2.1%
Curo Group Holdings Corp.
7.50%, 8/1/2028(a)	408,000	362,100
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	985,000	970,225
OneMain Finance Corp.
6.13%, 3/15/2024	582,000	599,460
7.13%, 3/15/2026	886,000	960,424
VistaJet Malta Finance plc
6.38%, 2/1/2030(a)	273,000	259,770
		3,151,979
Containers & Packaging - 2.3%
Ardagh Metal Packaging Finance USA LLC
4.00%, 9/1/2029(a)	626,000	587,063
Ardagh Packaging Finance plc
4.13%, 8/15/2026(a)	221,000	213,818
Ball Corp.
2.88%, 8/15/2030	788,000	720,334
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/2024(a)	753,000	749,235
7.25%, 4/15/2025(a)(b)	444,000	436,230
Pactiv Evergreen Group Issuer, Inc.
4.00%, 10/15/2027(a)	390,000	360,902
Trivium Packaging Finance BV
5.50%, 8/15/2026(a)(c)	467,000	471,338
		3,538,920

High Yield-Interest Rate Hedged

Schedule of Portfolio Investments
February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
Diversified Financial Services - 1.3%
Jefferies Finance LLC
5.00%, 8/15/2028(a)	416,000	400,400
Midcap Financial Issuer Trust
6.50%, 5/1/2028(a)	380,000	370,166
MPH Acquisition Holdings LLC
5.75%, 11/1/2028(a)(b)	762,000	687,705
Verscend Escrow Corp.
9.75%, 8/15/2026(a)	470,000	489,975
		1,948,246
Diversified Telecommunication Services - 5.5%
Altice France SA
5.13%, 7/15/2029(a)	1,257,000	1,137,585
5.50%, 10/15/2029(a)	600,000	549,750
CCO Holdings LLC
4.75%, 3/1/2030(a)	1,116,000	1,093,680
4.25%, 2/1/2031(a)	800,000	749,552
Frontier Communications Holdings LLC
5.88%, 10/15/2027(a)	448,000	454,335
5.00%, 5/1/2028(a)	1,076,000	1,044,527
Iliad Holding SASU
6.50%, 10/15/2026(a)	385,000	383,075
Level 3 Financing, Inc.
4.25%, 7/1/2028(a)	227,000	209,610
Lumen Technologies, Inc.
5.13%, 12/15/2026(a)	637,000	591,413
Windstream Escrow LLC
7.75%, 8/15/2028(a)	497,000	501,672
Zayo Group Holdings, Inc.
4.00%, 3/1/2027(a)	1,495,000	1,421,296
6.13%, 3/1/2028(a)	150,000	139,500
		8,275,995
Electric Utilities - 2.3%
FirstEnergy Corp.
Series C, 5.35%, 7/15/2047(c)	1,007,000	1,057,924
NRG Energy, Inc.
3.63%, 2/15/2031(a)	127,000	116,765
3.88%, 2/15/2032(a)	464,000	430,360
PG&E Corp.
5.25%, 7/1/2030	777,000	771,817
Vistra Operations Co. LLC
5.63%, 2/15/2027(a)	725,000	742,821
5.00%, 7/31/2027(a)	400,000	402,970
		3,522,657
Electrical Equipment - 0.7%
Sensata Technologies BV
4.00%, 4/15/2029(a)	1,109,000	1,064,640

Energy Equipment & Services - 0.1%
Weatherford International Ltd.
8.63%, 4/30/2030(a)	150,000	151,998

Entertainment - 0.6%
Lions Gate Capital Holdings LLC
5.50%, 4/15/2029(a)	330,000	313,847
Live Nation Entertainment, Inc.
6.50%, 5/15/2027(a)	540,000	578,156
		892,003
Equity Real Estate Investment Trusts (REITs) - 3.6%
Diversified Healthcare Trust
9.75%, 6/15/2025	367,000	387,644
HAT Holdings I LLC
3.38%, 6/15/2026(a)	427,000	404,582
Iron Mountain, Inc.
4.50%, 2/15/2031(a)	948,000	886,380
SBA Communications Corp.
3.88%, 2/15/2027	430,000	429,020
3.13%, 2/1/2029	714,000	663,163
Uniti Group LP
7.88%, 2/15/2025(a)	1,000,000	1,040,740
6.50%, 2/15/2029(a)	600,000	556,062
VICI Properties LP
4.25%, 12/1/2026(a)	489,000	493,890
4.13%, 8/15/2030(a)	586,000	581,605
		5,443,086
Food & Staples Retailing - 1.6%
Albertsons Cos., Inc.
4.63%, 1/15/2027(a)	649,000	651,847
3.50%, 3/15/2029(a)	388,000	361,015
Performance Food Group, Inc.
5.50%, 10/15/2027(a)	759,000	772,283
US Foods, Inc.
6.25%, 4/15/2025(a)	588,000	608,580
		2,393,725
Food Products - 1.8%
NBM US Holdings, Inc.
7.00%, 5/14/2026(a)	207,000	213,937
Pilgrim's Pride Corp.
4.25%, 4/15/2031(a)	520,000	502,281
Post Holdings, Inc.
4.63%, 4/15/2030(a)	748,000	704,990
4.50%, 9/15/2031(a)	1,488,000	1,378,260
		2,799,468
Health Care Equipment & Supplies - 1.8%
Avantor Funding, Inc.
4.63%, 7/15/2028(a)	626,000	635,390
Mozart Debt Merger Sub, Inc.
3.88%, 4/1/2029(a)	600,000	566,250
5.25%, 10/1/2029(a)	1,537,000	1,467,835
		2,669,475
Health Care Providers & Services - 4.8%
Community Health Systems, Inc.
8.00%, 3/15/2026(a)	1,152,000	1,195,200
5.63%, 3/15/2027(a)	794,000	795,985
DaVita, Inc.
4.63%, 6/1/2030(a)	700,000	672,000
3.75%, 2/15/2031(a)	860,000	785,825
Envision Healthcare Corp.
8.75%, 10/15/2026(a)	805,000	426,650
RegionalCare Hospital Partners Holdings, Inc.
9.75%, 12/1/2026(a)	548,000	574,792

High Yield-Interest Rate Hedged

Schedule of Portfolio Investments
February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
Select Medical Corp.
6.25%, 8/15/2026(a)	323,000	324,211
Tenet Healthcare Corp.
4.88%, 1/1/2026(a)	1,448,000	1,451,620
6.13%, 10/1/2028(a)	1,002,000	1,007,486
		7,233,769
Health Care Technology - 0.1%
IQVIA, Inc.
5.00%, 5/15/2027(a)	190,000	193,800

Hotels, Restaurants & Leisure - 8.0%
1011778 BC ULC
4.00%, 10/15/2030(a)	1,031,000	954,554
Caesars Entertainment, Inc.
6.25%, 7/1/2025(a)	767,000	795,057
8.13%, 7/1/2027(a)	1,246,000	1,339,450
Carnival Corp.
5.75%, 3/1/2027(a)	1,187,000	1,154,357
4.00%, 8/1/2028(a)	1,060,000	1,012,300
Cedar Fair LP
5.50%, 5/1/2025(a)	434,000	446,096
Fertitta Entertainment LLC
4.63%, 1/15/2029(a)	524,000	501,730
6.75%, 1/15/2030(a)	479,000	455,050
Hilton Domestic Operating Co., Inc.
4.00%, 5/1/2031(a)	597,000	583,517
3.63%, 2/15/2032(a)	1,108,000	1,053,985
Mohegan Gaming & Entertainment
8.00%, 2/1/2026(a)	463,000	467,630
NCL Corp. Ltd.
5.88%, 3/15/2026(a)	569,000	550,507
Royal Caribbean Cruises Ltd.
11.50%, 6/1/2025(a)	227,000	250,939
5.50%, 4/1/2028(a)	830,000	813,475
Scientific Games International, Inc.
5.00%, 10/15/2025(a)	1,358,000	1,371,580
8.25%, 3/15/2026(a)	194,000	202,003
Yum! Brands, Inc.
3.63%, 3/15/2031	202,000	188,755
		12,140,985
Independent Power and Renewable Electricity Producers - 1.0%
Calpine Corp.
4.50%, 2/15/2028(a)	796,000	776,100
5.13%, 3/15/2028(a)	709,000	682,788
		1,458,888
Insurance - 1.2%
Alliant Holdings Intermediate LLC
6.75%, 10/15/2027(a)	449,000	438,897
HUB International Ltd.
7.00%, 5/1/2026(a)	621,000	625,161
NFP Corp.
6.88%, 8/15/2028(a)	871,000	809,812
		1,873,870
IT Services - 1.1%
Black Knight InfoServ LLC
3.63%, 9/1/2028(a)	407,000	385,632
Block, Inc.
2.75%, 6/1/2026(a)	1,327,000	1,287,190
		1,672,822
Machinery - 0.3%
TK Elevator US Newco, Inc.
5.25%, 7/15/2027(a)	449,000	444,510

Media - 9.6%
AMC Networks, Inc.
4.25%, 2/15/2029(b)	624,000	584,220
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027(a)	775,000	774,303
7.50%, 6/1/2029(a)	150,000	155,554
CSC Holdings LLC
5.75%, 1/15/2030(a)	1,025,000	903,391
4.63%, 12/1/2030(a)	1,120,000	933,383
Diamond Sports Group LLC
5.38%, 8/15/2026(a)	1,592,000	652,720
6.63%, 8/15/2027(a)	1,689,000	405,360
DISH DBS Corp.
5.25%, 12/1/2026(a)	1,300,000	1,274,406
iHeartCommunications, Inc.
8.38%, 5/1/2027	872,000	908,354
Midas OpCo Holdings LLC
5.63%, 8/15/2029(a)	233,000	228,340
News Corp.
3.88%, 5/15/2029(a)	463,000	443,322
Nexstar Media, Inc.
5.63%, 7/15/2027(a)	762,000	778,787
4.75%, 11/1/2028(a)	552,000	536,864
Radiate Holdco LLC
6.50%, 9/15/2028(a)	449,000	421,499
Sirius XM Radio, Inc.
4.00%, 7/15/2028(a)	1,316,000	1,265,005
3.88%, 9/1/2031(a)	266,000	245,053
TEGNA, Inc.
4.63%, 3/15/2028(b)	717,000	717,000
5.00%, 9/15/2029(b)	996,000	993,510
Terrier Media Buyer, Inc.
8.88%, 12/15/2027(a)	446,000	457,150
Univision Communications, Inc.
6.63%, 6/1/2027(a)	226,000	234,475
4.50%, 5/1/2029(a)	924,000	877,800
UPC Broadband Finco BV
4.88%, 7/15/2031(a)	777,000	742,035
		14,532,531
Metals & Mining - 1.3%
First Quantum Minerals Ltd.
6.88%, 10/15/2027(a)	1,305,000	1,383,300
Novelis Corp.
4.75%, 1/30/2030(a)	645,000	631,145
		2,014,445
Multiline Retail - 0.2%
NMG Holding Co., Inc.
7.13%, 4/1/2026(a)	304,000	312,968

High Yield-Interest Rate Hedged

Schedule of Portfolio Investments
February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
Oil, Gas & Consumable Fuels - 10.7%
CITGO Petroleum Corp.
7.00%, 6/15/2025(a)	1,038,000	1,038,000
Comstock Resources, Inc.
6.75%, 3/1/2029(a)	755,000	768,213
CQP Holdco LP
5.50%, 6/15/2031(a)	337,000	335,315
CrownRock LP
5.63%, 10/15/2025(a)	525,000	530,933
DT Midstream, Inc.
4.38%, 6/15/2031(a)	1,307,000	1,276,678
Endeavor Energy Resources LP
5.75%, 1/30/2028(a)	354,000	366,634
EQM Midstream Partners LP
4.75%, 1/15/2031(a)	182,000	170,625
EQT Corp.
6.63%, 2/1/2025(c)	571,000	616,806
3.90%, 10/1/2027	400,000	404,000
Genesis Energy LP
8.00%, 1/15/2027	253,000	255,746
ITT Holdings LLC
6.50%, 8/1/2029(a)	446,000	418,205
Matador Resources Co.
5.88%, 9/15/2026	1,595,000	1,618,925
MEG Energy Corp.
7.13%, 2/1/2027(a)	632,000	660,453
New Fortress Energy, Inc.
6.75%, 9/15/2025(a)	653,000	627,748
6.50%, 9/30/2026(a)	442,000	423,215
NGL Energy Operating LLC
7.50%, 2/1/2026(a)	819,000	822,378
Occidental Petroleum Corp.
6.45%, 9/15/2036	1,421,000	1,673,228
PBF Holding Co. LLC
9.25%, 5/15/2025(a)	150,000	151,668
Southwestern Energy Co.
5.38%, 3/15/2030	238,000	245,483
4.75%, 2/1/2032	804,000	799,513
Targa Resources Partners LP
4.00%, 1/15/2032	2,003,000	1,977,962
Venture Global Calcasieu Pass LLC
4.13%, 8/15/2031(a)	682,000	675,180
3.88%, 11/1/2033(a)	430,000	414,077
		16,270,985
Pharmaceuticals - 3.3%
Bausch Health Americas, Inc.
8.50%, 1/31/2027(a)	1,213,000	1,228,163
Bausch Health Cos., Inc.
5.50%, 11/1/2025(a)	7,000	7,017
Endo Dac
6.00%, 6/30/2028(a)(b)	486,000	320,760
Organon & Co.
4.13%, 4/30/2028(a)	1,588,000	1,561,973
5.13%, 4/30/2031(a)	1,075,000	1,066,378
Par Pharmaceutical, Inc.
7.50%, 4/1/2027(a)	843,000	843,000
		5,027,291
Road & Rail - 1.4%
Hertz Corp. (The)
5.00%, 12/1/2029(a)	331,000	308,757
Uber Technologies, Inc.
8.00%, 11/1/2026(a)	1,315,000	1,395,543
XPO Logistics, Inc.
6.25%, 5/1/2025(a)	437,000	453,475
		2,157,775
Software - 1.0%
NCR Corp.
5.13%, 4/15/2029(a)	266,000	261,678
SS&C Technologies, Inc.
5.50%, 9/30/2027(a)(b)	632,000	649,380
Veritas US, Inc.
7.50%, 9/1/2025(a)	655,000	647,546
		1,558,604
Specialty Retail - 2.4%
Bath & Body Works, Inc.
6.63%, 10/1/2030(a)	589,000	637,616
LCM Investments Holdings II LLC
4.88%, 5/1/2029(a)	415,000	395,420
Michaels Cos., Inc. (The)
7.88%, 5/1/2029(a)	601,000	525,875
PetSmart, Inc.
7.75%, 2/15/2029(a)	557,000	585,546
Staples, Inc.
7.50%, 4/15/2026(a)	1,337,000	1,322,901
10.75%, 4/15/2027(a)	241,000	224,733
		3,692,091
Technology Hardware, Storage & Peripherals - 0.5%
Xerox Corp.
4.38%, 3/15/2023(c)	695,000	701,950

Thrifts & Mortgage Finance - 0.5%
Rocket Mortgage LLC
3.88%, 3/1/2031(a)	805,000	753,681

Trading Companies & Distributors - 3.2%
Fortress Transportation and Infrastructure Investors LLC
5.50%, 5/1/2028(a)	650,000	620,750
H&E Equipment Services, Inc.
3.88%, 12/15/2028(a)	814,000	761,733
Herc Holdings, Inc.
5.50%, 7/15/2027(a)	398,000	407,950
Imola Merger Corp.
4.75%, 5/15/2029(a)	453,000	439,319
United Rentals North America, Inc.
4.88%, 1/15/2028	1,277,000	1,300,200
WESCO Distribution, Inc.
7.13%, 6/15/2025(a)	962,000	1,008,162
7.25%, 6/15/2028(a)	228,000	243,039
		4,781,153

High Yield-Interest Rate Hedged

Schedule of Portfolio Investments
February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
Wireless Telecommunication Services - 3.5%
Sprint Corp.
7.63%, 3/1/2026	1,259,000	1,435,342
T-Mobile USA, Inc.
4.75%, 2/1/2028	974,000	1,005,509
3.50%, 4/15/2031	997,000	978,306
Vmed O2 UK Financing I plc
4.25%, 1/31/2031(a)	1,312,000	1,207,040
4.75%, 7/15/2031(a)	768,000	736,282
		5,362,479
TOTAL CORPORATE BONDS (Cost $151,880,159)		145,283,652

Investments	Shares	Value ($)
SECURITIES LENDING REINVESTMENTS(d) - 0.4%

INVESTMENT COMPANIES - 0.4%
BlackRock Liquidity FedFund, Institutional Class
0.03% (Cost $659,690)	659,690	659,690

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 3.3%

REPURCHASE AGREEMENTS(e) - 3.3%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $4,945,886
(Cost $4,945,879)	4,945,879	4,945,879

Total Investments - 99.5% (Cost $157,485,728)		150,889,221
Other assets less liabilities - 0.5%		784,200
Net Assets - 100.0%		151,673,421

(a)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(b)	The security or a portion of this security is on loan at February 28, 2022. The total value of securities on loan at February 28, 2022 was $2,944,812, collateralized in the form of cash with a value of $659,690 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $2,392,847 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 7.63%, and maturity dates ranging from April 15, 2022 – August 15, 2051. The total value of collateral is $3,052,537.
(c)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of February 28, 2022.
(d)	The security was purchased with cash collateral held from securities on loan at February 28, 2022. The total value of securities purchased was $659,690.
(e)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

High Yield-Interest Rate Hedged

Schedule of Portfolio Investments
February 28, 2022 (Unaudited)

Futures Contracts Sold

High Yield-Interest Rate Hedged had the following open short futures contracts as of February 28, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury 10 Year Note	475	6/21/2022	USD	$60,532,813	$(562,320)
U.S. Treasury 2 Year Note	100	6/30/2022	USD	21,522,656	(69,693)
U.S. Treasury 5 Year Note	584	6/30/2022	USD	69,076,250	(491,052)
					$(1,123,065)

Abbreviations
USD	U.S. Dollar

Inflation Expectations ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 72.4%

REPURCHASE AGREEMENTS(a) - 72.4%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $28,364,412
(Cost $28,364,384)	28,364,384	28,364,384

Total Investments - 72.4% (Cost $28,364,384)		28,364,384
Other assets less liabilities - 27.6%		10,826,035
Net Assets - 100.0%		39,190,419

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Inflation Expectations ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Swap Agreements

Inflation Expectations ETF had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
2,100,747	8/8/2022	Citibank NA	(0.18)%	FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Inflation-Protected Securities (TIPS) bond)	(146,176)
55,269,309	8/8/2022	Citibank NA	(0.27)%	FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Bond inverse index)[c]	3,148,213
4,827,752	11/6/2023	Societe Generale	(0.38)%	FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Bond inverse index)[c]	423,964
35,679,758	11/6/2023	Societe Generale	0.17%	FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Inflation-Protected Securities (TIPS) bond)	(524,111)
97,877,566					2,901,890
				Total Unrealized Appreciation	3,572,177
				Total Unrealized Depreciation	(670,287)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	Certain underlying component disclosures related to this index may be found on the website at www.proshares.com/media/FTSE30-Year_TIPS_February.pdf.

Investment Grade-Interest Rate Hedged

Schedule of Portfolio Investments
February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 96.6%

Aerospace & Defense - 1.2%
Lockheed Martin Corp.
4.07%, 12/15/2042	2,718,000	2,956,479
Raytheon Technologies Corp.
4.50%, 6/1/2042	6,822,000	7,606,255
		10,562,734
Air Freight & Logistics - 0.5%
United Parcel Service, Inc.
6.20%, 1/15/2038	3,470,000	4,689,912

Automobiles - 1.2%
Daimler Finance North America LLC
8.50%, 1/18/2031	3,136,000	4,456,692
General Motors Co.
6.25%, 10/2/2043	2,321,000	2,813,278
5.20%, 4/1/2045	3,641,000	3,935,294
		11,205,264
Banks - 25.9%
Banco Santander SA
3.80%, 2/23/2028	1,088,000	1,120,450
4.38%, 4/12/2028	2,402,000	2,548,449
3.31%, 6/27/2029	4,264,000	4,316,851
3.49%, 5/28/2030	901,000	901,937
Bank of America Corp.
6.11%, 1/29/2037	4,460,000	5,544,391
7.75%, 5/14/2038	2,859,000	4,130,372
5.88%, 2/7/2042	5,529,000	7,155,028
5.00%, 1/21/2044	3,010,000	3,513,040
Bank of America NA
6.00%, 10/15/2036	1,978,000	2,504,793
Barclays plc
5.25%, 8/17/2045	2,858,000	3,341,779
4.95%, 1/10/2047	3,559,000	4,005,801
Citigroup, Inc.
4.45%, 9/29/2027	7,994,000	8,543,495
4.13%, 7/25/2028	5,385,000	5,663,907
6.63%, 6/15/2032	1,803,000	2,263,399
8.13%, 7/15/2039	1,124,000	1,755,189
6.68%, 9/13/2043	1,168,000	1,604,141
4.65%, 7/30/2045	4,437,000	5,043,538
4.75%, 5/18/2046	2,229,000	2,483,675
Cooperatieve Rabobank UA
5.25%, 5/24/2041	4,348,000	5,562,000
5.75%, 12/1/2043(a)	1,266,000	1,600,224
5.25%, 8/4/2045	3,387,000	4,054,032
Fifth Third Bancorp
8.25%, 3/1/2038	1,980,000	2,974,549
HSBC Holdings plc
4.95%, 3/31/2030	7,081,000	7,830,873
6.50%, 5/2/2036	4,901,000	6,188,253
6.50%, 9/15/2037	3,039,000	3,869,730
6.80%, 6/1/2038	1,268,000	1,648,074
5.25%, 3/14/2044	5,804,000	6,638,199
ING Groep NV
4.55%, 10/2/2028	1,792,000	1,948,154
4.05%, 4/9/2029	3,226,000	3,416,439
JPMorgan Chase & Co.
4.25%, 10/1/2027	2,442,000	2,613,556
6.40%, 5/15/2038	2,693,000	3,602,913
5.50%, 10/15/2040	967,000	1,193,690
5.60%, 7/15/2041	4,177,000	5,271,602
5.40%, 1/6/2042	3,256,000	4,036,616
5.63%, 8/16/2043	3,839,000	4,801,235
4.85%, 2/1/2044	2,535,000	2,986,991
4.95%, 6/1/2045	1,409,000	1,650,860
Lloyds Banking Group plc
4.38%, 3/22/2028	3,118,000	3,327,557
4.55%, 8/16/2028	2,814,000	3,039,445
4.34%, 1/9/2048(a)	3,159,000	3,187,481
Mitsubishi UFJ Financial Group, Inc.
3.96%, 3/2/2028	2,921,000	3,085,368
4.05%, 9/11/2028	5,196,000	5,527,057
3.74%, 3/7/2029	3,015,000	3,155,952
3.20%, 7/18/2029	1,900,000	1,915,913
2.56%, 2/25/2030	4,881,000	4,693,955
2.05%, 7/17/2030	1,020,000	939,655
3.75%, 7/18/2039	982,000	1,027,096
Mizuho Financial Group, Inc.
3.17%, 9/11/2027	2,295,000	2,337,115
4.02%, 3/5/2028	2,872,000	3,045,340
2.56%, 9/13/2031	2,135,000	1,952,148
PNC Bank NA
4.05%, 7/26/2028	2,531,000	2,699,298
Royal Bank of Canada
2.30%, 11/3/2031	1,900,000	1,798,256
Sumitomo Mitsui Financial Group, Inc.
1.90%, 9/17/2028	748,000	700,940
3.04%, 7/16/2029	6,220,000	6,198,676
2.75%, 1/15/2030(a)	3,681,000	3,607,366
2.13%, 7/8/2030	4,337,000	4,051,665
2.22%, 9/17/2031	2,694,000	2,505,179
Wells Fargo & Co.
5.38%, 11/2/2043	4,477,000	5,357,096
5.61%, 1/15/2044	4,721,000	5,756,730
4.65%, 11/4/2044	1,972,000	2,160,789
3.90%, 5/1/2045	4,624,000	4,783,754
4.90%, 11/17/2045	953,000	1,078,557
4.40%, 6/14/2046	2,687,000	2,871,396
4.75%, 12/7/2046	2,880,000	3,224,896
Wells Fargo Bank NA
6.60%, 1/15/2038	1,102,000	1,492,177
Westpac Banking Corp.
3.40%, 1/25/2028	2,412,000	2,521,636
1.95%, 11/20/2028	2,650,000	2,538,599
2.15%, 6/3/2031(a)	1,289,000	1,227,732
4.42%, 7/24/2039	2,590,000	2,778,353
2.96%, 11/16/2040	3,970,000	3,505,536
3.13%, 11/18/2041	372,000	333,390
		236,754,328

Investment Grade-Interest Rate Hedged

Schedule of Portfolio Investments
February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
Beverages - 4.0%
Anheuser-Busch InBev Worldwide, Inc.
4.95%, 1/15/2042	3,081,000	3,516,218
3.75%, 7/15/2042	2,090,000	2,058,251
Coca-Cola Co. (The)
1.00%, 3/15/2028	2,666,000	2,470,186
2.13%, 9/6/2029	3,377,000	3,299,591
3.45%, 3/25/2030	5,485,000	5,794,781
1.65%, 6/1/2030	1,879,000	1,739,729
1.38%, 3/15/2031	552,000	496,077
2.50%, 6/1/2040	7,059,000	6,382,815
2.60%, 6/1/2050	2,253,000	1,970,082
3.00%, 3/5/2051	4,017,000	3,809,482
2.50%, 3/15/2051	2,301,000	1,965,464
Molson Coors Beverage Co.
5.00%, 5/1/2042	2,530,000	2,767,882
		36,270,558
Biotechnology - 0.6%
AbbVie, Inc.
4.40%, 11/6/2042	5,062,000	5,426,424

Capital Markets - 6.5%
Credit Suisse Group AG
4.88%, 5/15/2045	4,304,000	4,691,633
Goldman Sachs Group, Inc. (The)
6.13%, 2/15/2033	3,047,000	3,769,800
6.75%, 10/1/2037	9,849,000	12,924,961
6.25%, 2/1/2041	2,980,000	3,900,528
5.15%, 5/22/2045	4,981,000	5,817,174
Jefferies Group LLC
4.15%, 1/23/2030	2,458,000	2,579,535
Morgan Stanley
6.38%, 7/24/2042	3,896,000	5,302,349
4.30%, 1/27/2045	5,894,000	6,393,932
4.38%, 1/22/2047	4,637,000	5,109,973
Nomura Holdings, Inc.
2.17%, 7/14/2028	896,000	843,653
3.10%, 1/16/2030	3,921,000	3,867,239
2.68%, 7/16/2030	4,094,000	3,880,385
2.61%, 7/14/2031	747,000	696,791
		59,777,953
Communications Equipment - 1.6%
Cisco Systems, Inc.
5.90%, 2/15/2039	7,889,000	10,454,156
5.50%, 1/15/2040	3,079,000	3,952,910
		14,407,066
Consumer Finance - 1.1%
Ally Financial, Inc.
8.00%, 11/1/2031	4,060,000	5,340,852
American Express Co.
4.05%, 12/3/2042	2,227,000	2,435,759
Toyota Motor Credit Corp.
3.38%, 4/1/2030	2,313,000	2,419,574
		10,196,185
Diversified Financial Services - 3.2%
Berkshire Hathaway, Inc.
4.50%, 2/11/2043	2,558,000	2,914,993
Shell International Finance BV
4.13%, 5/11/2035	2,721,000	2,958,751
6.38%, 12/15/2038	3,744,000	5,084,336
5.50%, 3/25/2040	2,832,000	3,570,634
4.55%, 8/12/2043	1,436,000	1,634,197
4.38%, 5/11/2045	4,604,000	5,087,762
4.00%, 5/10/2046	3,171,000	3,353,113
3.75%, 9/12/2046	4,223,000	4,302,529
		28,906,315
Diversified Telecommunication Services - 4.6%
AT&T, Inc.
5.35%, 9/1/2040	2,658,000	3,163,421
Telefonica Emisiones SA
7.05%, 6/20/2036	3,301,000	4,287,187
5.21%, 3/8/2047	5,276,000	5,702,108
4.90%, 3/6/2048	2,936,000	3,077,429
Verizon Communications, Inc.
4.33%, 9/21/2028	2,362,000	2,574,598
4.50%, 8/10/2033	4,592,000	5,100,879
4.27%, 1/15/2036	1,693,000	1,843,940
5.25%, 3/16/2037	2,033,000	2,444,946
4.81%, 3/15/2039	3,722,000	4,292,543
4.13%, 8/15/2046	3,000	3,121
4.86%, 8/21/2046	5,087,000	6,068,534
4.52%, 9/15/2048	2,833,000	3,252,394
		41,811,100
Electric Utilities - 0.7%
Duke Energy Florida LLC
6.40%, 6/15/2038	2,638,000	3,504,983
Georgia Power Co.
4.30%, 3/15/2042	2,977,000	3,071,447
		6,576,430
Electrical Equipment - 0.1%
Eaton Corp.
4.15%, 11/2/2042	1,047,000	1,121,605

Energy Equipment & Services - 0.6%
Baker Hughes Holdings LLC
5.13%, 9/15/2040	2,531,000	2,859,533
Halliburton Co.
7.45%, 9/15/2039	1,570,000	2,140,612
		5,000,145
Entertainment - 2.5%
Netflix, Inc.
4.88%, 4/15/2028	3,016,000	3,234,208
5.88%, 11/15/2028	4,151,000	4,686,168
TWDC Enterprises 18 Corp.
4.13%, 6/1/2044	5,994,000	6,417,868
Walt Disney Co. (The)
2.20%, 1/13/2028	1,572,000	1,541,426
3.80%, 3/22/2030	1,895,000	2,030,812
2.65%, 1/13/2031	1,292,000	1,277,934
6.65%, 11/15/2037	2,969,000	4,030,153
		23,218,569

Investment Grade-Interest Rate Hedged

Schedule of Portfolio Investments
February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
Equity Real Estate Investment Trusts (REITs) - 0.4%
Weyerhaeuser Co.
7.38%, 3/15/2032	2,844,000	3,848,538

Food & Staples Retailing - 0.7%
Walmart, Inc.
5.25%, 9/1/2035(a)	2,980,000	3,800,999
6.50%, 8/15/2037	1,924,000	2,764,591
		6,565,590
Food Products - 0.8%
Kraft Heinz Foods Co.
5.00%, 6/4/2042	4,006,000	4,416,615
Unilever Capital Corp.
5.90%, 11/15/2032	2,368,000	3,010,997
		7,427,612
Health Care Equipment & Supplies - 1.1%
Medtronic, Inc.
4.38%, 3/15/2035	5,065,000	5,772,434
4.63%, 3/15/2045	3,265,000	3,815,669
		9,588,103
Health Care Providers & Services - 2.6%
Anthem, Inc.
4.65%, 1/15/2043	2,056,000	2,300,529
Ascension Health
3.95%, 11/15/2046(a)	2,510,000	2,757,816
UnitedHealth Group, Inc.
3.85%, 6/15/2028	3,072,000	3,295,538
2.88%, 8/15/2029	1,857,000	1,880,286
2.00%, 5/15/2030	3,060,000	2,888,255
4.63%, 7/15/2035	3,197,000	3,683,227
6.88%, 2/15/2038	1,642,000	2,333,090
4.75%, 7/15/2045	3,538,000	4,182,577
		23,321,318
Household Products - 0.6%
Procter & Gamble Co. (The)
3.00%, 3/25/2030	3,996,000	4,162,717
1.20%, 10/29/2030	1,611,000	1,455,965
1.95%, 4/23/2031	40,000	38,449
		5,657,131
Industrial Conglomerates - 2.6%
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/2035	14,423,000	16,210,451
General Electric Co.
6.75%, 3/15/2032	5,744,000	7,412,930
		23,623,381
Insurance - 1.4%
AXA SA
8.60%, 12/15/2030	2,157,000	2,908,241
MetLife, Inc.
5.70%, 6/15/2035	2,030,000	2,541,941
4.88%, 11/13/2043	1,596,000	1,887,453
4.05%, 3/1/2045	2,802,000	3,037,084
Prudential plc
3.13%, 4/14/2030	2,292,000	2,322,887
		12,697,606
IT Services - 2.3%
International Business Machines Corp.
3.50%, 5/15/2029	8,801,000	9,223,008
4.15%, 5/15/2039	5,365,000	5,713,111
4.00%, 6/20/2042	2,598,000	2,722,848
4.25%, 5/15/2049	3,246,000	3,554,310
		21,213,277
Machinery - 0.4%
Caterpillar, Inc.
3.80%, 8/15/2042	3,840,000	4,075,648

Media - 2.7%
Comcast Corp.
4.25%, 1/15/2033	3,307,000	3,642,661
Paramount Global
6.88%, 4/30/2036	1,823,000	2,316,499
4.38%, 3/15/2043	3,685,000	3,668,639
Time Warner Cable LLC
6.55%, 5/1/2037	4,974,000	5,976,073
7.30%, 7/1/2038	2,371,000	2,962,770
6.75%, 6/15/2039	3,805,000	4,610,202
Time Warner Entertainment Co. LP
8.38%, 7/15/2033	1,017,000	1,387,224
		24,564,068
Metals & Mining - 3.2%
BHP Billiton Finance USA Ltd.
4.13%, 2/24/2042	2,565,000	2,778,818
5.00%, 9/30/2043	4,579,000	5,511,973
Rio Tinto Finance USA Ltd.
5.20%, 11/2/2040	2,577,000	3,131,416
Southern Copper Corp.
6.75%, 4/16/2040	2,744,000	3,546,154
5.25%, 11/8/2042	3,790,000	4,347,130
5.88%, 4/23/2045(a)	1,748,000	2,177,221
Vale Overseas Ltd.
6.88%, 11/21/2036	4,027,000	4,953,210
6.88%, 11/10/2039(a)	2,238,000	2,768,384
		29,214,306
Multiline Retail - 0.3%
Target Corp.
4.00%, 7/1/2042	2,359,000	2,609,515

Multi-Utilities - 0.4%
Berkshire Hathaway Energy Co.
6.13%, 4/1/2036	2,707,000	3,427,334

Oil, Gas & Consumable Fuels - 6.6%
Canadian Natural Resources Ltd.
6.25%, 3/15/2038	2,391,000	2,921,009
Cenovus Energy, Inc.
6.75%, 11/15/2039	3,327,000	4,161,358
CNOOC Finance 2015 USA LLC
4.38%, 5/2/2028	2,660,000	2,892,896
CNOOC Petroleum North America ULC
6.40%, 5/15/2037	2,315,000	2,866,734
ConocoPhillips
6.50%, 2/1/2039	5,064,000	7,025,977

Investment Grade-Interest Rate Hedged

Schedule of Portfolio Investments
February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
ConocoPhillips Co.
6.95%, 4/15/2029	4,189,000	5,351,494
Ecopetrol SA
5.88%, 5/28/2045	4,490,000	3,911,913
Hess Corp.
5.60%, 2/15/2041	2,886,000	3,303,984
Kinder Morgan Energy Partners LP
6.95%, 1/15/2038	2,003,000	2,540,399
Kinder Morgan, Inc.
7.75%, 1/15/2032	2,121,000	2,808,757
Phillips 66
5.88%, 5/1/2042	2,965,000	3,731,916
Suncor Energy, Inc.
6.50%, 6/15/2038	1,993,000	2,518,819
TotalEnergies Capital SA
3.88%, 10/11/2028	1,946,000	2,073,929
TransCanada PipeLines Ltd.
6.20%, 10/15/2037	2,712,000	3,402,478
7.63%, 1/15/2039	2,370,000	3,379,564
Valero Energy Corp.
6.63%, 6/15/2037	3,357,000	4,226,138
Williams Cos., Inc. (The)
6.30%, 4/15/2040	2,352,000	2,885,909
		60,003,274
Pharmaceuticals - 6.2%
AstraZeneca plc
6.45%, 9/15/2037	7,164,000	9,710,124
4.00%, 9/18/2042	2,590,000	2,809,290
4.38%, 11/16/2045	24,000	27,290
GlaxoSmithKline Capital, Inc.
3.88%, 5/15/2028	1,899,000	2,034,798
6.38%, 5/15/2038	7,076,000	9,650,289
Johnson & Johnson
5.95%, 8/15/2037	3,215,000	4,308,970
Merck & Co., Inc.
4.15%, 5/18/2043	2,387,000	2,622,432
Novartis Capital Corp.
4.40%, 5/6/2044	4,140,000	4,791,710
Pfizer, Inc.
4.00%, 12/15/2036	1,950,000	2,142,369
7.20%, 3/15/2039	5,219,000	7,744,959
4.40%, 5/15/2044	1,666,000	1,912,165
4.13%, 12/15/2046	2,672,000	3,004,498
Wyeth LLC
5.95%, 4/1/2037	4,581,000	6,001,645
		56,760,539
Software - 1.2%
Oracle Corp.
6.50%, 4/15/2038	5,991,000	7,407,570
6.13%, 7/8/2039	634,000	754,446
5.38%, 7/15/2040	2,792,000	3,066,574
		11,228,590
Specialty Retail - 1.0%
Home Depot, Inc. (The)
5.88%, 12/16/2036	6,806,000	8,989,123

Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.
3.85%, 5/4/2043	4,648,000	4,985,982
4.45%, 5/6/2044	2,146,000	2,495,555
3.45%, 2/9/2045	1,797,000	1,833,391
4.38%, 5/13/2045	5,898,000	6,727,012
HP, Inc.
6.00%, 9/15/2041	2,827,000	3,368,959
		19,410,899
Tobacco - 1.4%
Altria Group, Inc.
5.38%, 1/31/2044	5,292,000	5,510,037
Philip Morris International, Inc.
6.38%, 5/16/2038	4,542,000	5,853,993
4.25%, 11/10/2044	1,502,000	1,547,434
		12,911,464
Wireless Telecommunication Services - 4.3%
America Movil SAB de CV
6.13%, 3/30/2040	4,460,000	5,675,546
4.38%, 7/16/2042	2,045,000	2,202,222
Telefonica Europe BV
8.25%, 9/15/2030	3,529,000	4,758,595
Vodafone Group plc
4.38%, 5/30/2028	6,871,000	7,439,430
6.15%, 2/27/2037	1,643,000	2,035,440
5.00%, 5/30/2038	2,939,000	3,329,795
5.25%, 5/30/2048	5,382,000	6,237,895
4.88%, 6/19/2049	4,245,000	4,701,874
4.25%, 9/17/2050	2,711,000	2,727,965
		39,108,762
TOTAL CORPORATE BONDS (Cost $952,749,705)		882,170,666

Investments	Shares	Value ($)
SECURITIES LENDING REINVESTMENTS(b) - 0.4%

INVESTMENT COMPANIES - 0.4%
BlackRock Liquidity FedFund, Institutional Class
0.03% (Cost $4,010,348)	4,010,348	4,010,348

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 1.4%

REPURCHASE AGREEMENTS(c) - 1.4%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $12,555,224
(Cost $12,555,212)	12,555,212	12,555,212

Total Investments - 98.4% (Cost $969,315,265)		898,736,226
Other assets less liabilities - 1.6%		14,953,268
Net Assets - 100.0%		913,689,494

(a)	The security or a portion of this security is on loan at February 28, 2022. The total value of securities on loan at February 28, 2022 was $8,182,012, collateralized in the form of cash with a value of $4,010,348 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $4,373,440 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 7.63%, and maturity dates ranging from April 15, 2022 – August 15, 2051. The total value of collateral is $8,383,788.
(b)	The security was purchased with cash collateral held from securities on loan at February 28, 2022. The total value of securities purchased was $4,010,348.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Investment Grade-Interest Rate Hedged

Schedule of Portfolio Investments
February 28, 2022 (Unaudited)

Futures Contracts Sold

Investment Grade-Interest Rate Hedged had the following open short futures contracts as of February 28, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury 10 Year Note	1,698	6/21/2022	USD	$216,388,875	$(2,015,226)
U.S. Treasury Long Bond	3,370	6/21/2022	USD	528,036,875	(8,212,613)
U.S. Treasury Ultra Bond	631	6/21/2022	USD	117,326,563	(1,795,064)
					$(12,022,903)

Abbreviations
USD	U.S. Dollar

K-1 Free Crude Oil Strategy ETF

Consolidated Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Futures Contracts Purchased

K-1 Free Crude Oil Strategy ETF had the following open long futures contracts as of February 28, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
WTI Crude Oil	319	4/20/2022	USD	$29,826,500	$2,331,778
WTI Crude Oil	329	5/20/2022	USD	29,932,420	7,941,010
WTI Crude Oil	341	11/21/2022	USD	28,043,840	4,984,662
					$15,257,450

Abbreviations
USD	U.S. Dollar

Large Cap Core Plus

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 94.3%

Aerospace & Defense - 1.7%
General Dynamics Corp.	9,477	2,221,883
Huntington Ingalls Industries, Inc.	8,650	1,768,060
Lockheed Martin Corp.	6,082	2,638,372
Northrop Grumman Corp.	3,053	1,349,853
Textron, Inc.	7,594	555,349
		8,533,517
Air Freight & Logistics - 0.9%
CH Robinson Worldwide, Inc.	18,547	1,793,124
Expeditors International of Washington, Inc.	8,102	837,423
United Parcel Service, Inc., Class B	8,183	1,721,867
		4,352,414
Airlines - 1.1%
Alaska Air Group, Inc.*	27,578	1,548,229
Delta Air Lines, Inc.*	16,782	669,937
Southwest Airlines Co.*	38,645	1,692,651
United Airlines Holdings, Inc.*	34,642	1,538,105
		5,448,922
Auto Components - 0.4%
Aptiv plc*	3,764	487,212
BorgWarner, Inc.	35,195	1,443,347
		1,930,559
Automobiles - 1.6%
Ford Motor Co.	69,691	1,223,774
General Motors Co.*	23,353	1,091,052
Tesla, Inc.*	6,454	5,617,755
		7,932,581
Banks - 2.7%
Bank of America Corp.	41,330	1,826,786
Citigroup, Inc.	42,496	2,517,038
Citizens Financial Group, Inc.	32,193	1,687,557
JPMorgan Chase & Co.	19,772	2,803,670
KeyCorp	67,247	1,685,882
Regions Financial Corp.	71,776	1,736,261
SVB Financial Group*	888	538,128
Wells Fargo & Co.	13,799	736,453
		13,531,775
Beverages - 0.8%
Coca-Cola Co. (The)	14,468	900,488
Constellation Brands, Inc., Class A	2,372	511,451
Monster Beverage Corp.*	17,670	1,491,348
PepsiCo, Inc.	6,957	1,139,139
		4,042,426
Biotechnology - 1.8%
AbbVie, Inc.	15,485	2,288,218
Gilead Sciences, Inc.	33,519	2,024,548
Incyte Corp.*	24,168	1,650,674
Moderna, Inc.*	3,631	557,722
Regeneron Pharmaceuticals, Inc.*	3,375	2,086,965
Vertex Pharmaceuticals, Inc.*	2,960	680,859
		9,288,986
Building Products - 0.2%
A O Smith Corp.	6,650	456,057
Fortune Brands Home & Security, Inc.	4,512	392,093
		848,150
Capital Markets - 2.2%
Cboe Global Markets, Inc.	13,025	1,527,702
Franklin Resources, Inc.	52,015	1,546,406
Invesco Ltd.	68,651	1,458,147
Morgan Stanley	28,310	2,568,850
Nasdaq, Inc.	8,483	1,451,866
Raymond James Financial, Inc.	15,219	1,668,763
T. Rowe Price Group, Inc.	6,166	891,357
		11,113,091
Chemicals - 2.4%
Air Products and Chemicals, Inc.	8,117	1,918,047
Celanese Corp.	10,160	1,415,085
Corteva, Inc.	37,051	1,927,763
Dow, Inc.	13,601	801,915
International Flavors & Fragrances, Inc.	5,828	775,124
Linde plc	3,578	1,049,213
LyondellBasell Industries NV, Class A	17,657	1,716,790
Mosaic Co. (The)	35,499	1,861,212
PPG Industries, Inc.	5,708	761,733
		12,226,882
Commercial Services & Supplies - 0.2%
Copart, Inc.*	1,469	180,511
Rollins, Inc.	25,149	820,612
		1,001,123
Communications Equipment - 0.6%
Arista Networks, Inc.*	10,026	1,230,491
Cisco Systems, Inc.	16,339	911,226
Motorola Solutions, Inc.	3,779	833,005
		2,974,722
Consumer Finance - 0.5%
American Express Co.	4,075	792,751
Capital One Financial Corp.	8,452	1,295,438
Synchrony Financial	15,722	672,587
		2,760,776
Containers & Packaging - 0.7%
Ball Corp.	11,966	1,073,829
International Paper Co.	21,136	920,050
Packaging Corp. of America	11,168	1,643,818
		3,637,697
Distributors - 0.5%
LKQ Corp.	29,289	1,375,119
Pool Corp.	2,447	1,122,145
		2,497,264
Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc., Class B*	13,587	4,367,541

Diversified Telecommunication Services - 1.1%
AT&T, Inc.	53,883	1,276,488
Lumen Technologies, Inc.	129,516	1,341,786
Verizon Communications, Inc.	56,972	3,057,687
		5,675,961
Electric Utilities - 1.4%
Alliant Energy Corp.	4,646	271,326
Entergy Corp.	14,291	1,503,556
Evergy, Inc.	7,873	491,354
FirstEnergy Corp.	16,738	700,485
NextEra Energy, Inc.	2,516	196,927
NRG Energy, Inc.	40,140	1,518,898
Pinnacle West Capital Corp.	9,715	688,114
Southern Co. (The)(b)	30,976	2,006,316
		7,376,976
Electrical Equipment - 0.6%
AMETEK, Inc.	11,414	1,481,423
Emerson Electric Co.	11,689	1,086,142

Large Cap Core Plus

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Generac Holdings, Inc.*	1,778	560,906
		3,128,471
Electronic Equipment, Instruments & Components - 1.0%
Corning, Inc.	8,507	343,683
Keysight Technologies, Inc.*	10,770	1,694,875
TE Connectivity Ltd.	3,702	527,276
Teledyne Technologies, Inc.*	1,948	836,432
Trimble, Inc.*	5,332	371,907
Zebra Technologies Corp., Class A*	3,564	1,473,144
		5,247,317
Energy Equipment & Services - 0.1%
Halliburton Co.	9,908	332,215

Entertainment - 0.9%
Activision Blizzard, Inc.	2,366	192,829
Electronic Arts, Inc.	4,668	607,260
Netflix, Inc.*	6,037	2,381,717
Walt Disney Co. (The)*	10,758	1,597,133
		4,778,939
Equity Real Estate Investment Trusts (REITs) - 4.4%
AvalonBay Communities, Inc.	7,371	1,758,647
Digital Realty Trust, Inc.	11,566	1,560,485
Duke Realty Corp.	30,092	1,594,876
Equity Residential	19,659	1,676,913
Essex Property Trust, Inc.	2,289	726,002
Extra Space Storage, Inc.	8,825	1,660,424
Federal Realty Investment Trust	2,201	258,794
Healthpeak Properties, Inc.	18,474	573,802
Host Hotels & Resorts, Inc.*	23,116	422,329
Iron Mountain, Inc.	4,186	205,867
Kimco Realty Corp.	63,705	1,498,979
Mid-America Apartment Communities, Inc.	8,224	1,682,713
SBA Communications Corp.	5,373	1,630,114
Simon Property Group, Inc.	13,027	1,791,994
UDR, Inc.	15,335	841,431
Ventas, Inc.	20,191	1,090,314
Vornado Realty Trust	38,620	1,671,474
Weyerhaeuser Co.	43,648	1,697,034
		22,342,192
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	1,466	761,220
Kroger Co. (The)	41,042	1,920,766
Sysco Corp.	3,613	314,692
Walgreens Boots Alliance, Inc.	36,673	1,690,259
Walmart, Inc.	3,726	503,606
		5,190,543
Food Products - 2.2%
Archer-Daniels-Midland Co.	25,550	2,004,398
Campbell Soup Co.	30,286	1,361,961
Hershey Co. (The)	9,072	1,834,903
Hormel Foods Corp.	15,996	762,049
Kellogg Co.	27,606	1,765,128
Kraft Heinz Co. (The)	40,056	1,570,996
Tyson Foods, Inc., Class A	18,588	1,722,364
		11,021,799
Health Care Equipment & Supplies - 3.0%
Abbott Laboratories	29,366	3,542,127
Align Technology, Inc.*	2,391	1,222,901
Baxter International, Inc.	22,236	1,889,393
Becton Dickinson and Co.	6,101	1,655,079
Boston Scientific Corp.*	5,673	250,577
Cooper Cos., Inc. (The)(b)	2,902	1,186,976
DENTSPLY SIRONA, Inc.	12,247	663,053
Hologic, Inc.*	23,317	1,659,471
IDEXX Laboratories, Inc.*	2,949	1,569,900
Medtronic plc	2,461	258,380
Teleflex, Inc.	4,775	1,605,880
		15,503,737
Health Care Providers & Services - 2.8%
AmerisourceBergen Corp.	9,567	1,363,585
Anthem, Inc.	629	284,214
Centene Corp.*	11,688	965,663
Cigna Corp.	4,764	1,132,784
CVS Health Corp.	28,791	2,984,187
HCA Healthcare, Inc.	7,027	1,758,928
McKesson Corp.	7,064	1,942,317
UnitedHealth Group, Inc.	6,292	2,994,174
Universal Health Services, Inc., Class B	7,079	1,018,880
		14,444,732
Health Care Technology - 0.4%
Cerner Corp.	19,661	1,833,388

Hotels, Restaurants & Leisure - 3.2%
Booking Holdings, Inc.*	985	2,139,666
Caesars Entertainment, Inc.*	14,410	1,213,178
Chipotle Mexican Grill, Inc.*	120	182,802
Darden Restaurants, Inc.	10,350	1,503,027
Expedia Group, Inc.*	9,282	1,820,293
Hilton Worldwide Holdings, Inc.*	12,885	1,918,061
Las Vegas Sands Corp.*	9,088	389,512
Marriott International, Inc., Class A*	11,614	1,976,006
McDonald's Corp.	1,597	390,898
MGM Resorts International	35,609	1,577,122
Penn National Gaming, Inc.*	9,814	503,949
Starbucks Corp.	12,578	1,154,535
Yum! Brands, Inc.	10,897	1,335,754
		16,104,803
Household Durables - 0.6%
DR Horton, Inc.	6,063	517,780
Lennar Corp., Class A	15,853	1,424,868
Whirlpool Corp.	4,999	1,006,149
		2,948,797
Household Products - 1.1%
Church & Dwight Co., Inc.	17,826	1,744,274
Clorox Co. (The)	6,810	992,830
Procter & Gamble Co. (The)	18,139	2,827,689
		5,564,793
Independent Power and Renewable Electricity Producers - 0.3%
AES Corp. (The)	70,432	1,495,271

Industrial Conglomerates - 0.7%
3M Co.	15,184	2,257,102
General Electric Co.	10,832	1,034,564
Honeywell International, Inc.	1,142	216,694
		3,508,360
Insurance - 3.9%
Allstate Corp. (The)	13,596	1,663,607
Aon plc, Class A	2,281	666,371
Arthur J Gallagher & Co.	10,261	1,623,188
Assurant, Inc.	8,360	1,418,776
Chubb Ltd.	4,139	842,866
Cincinnati Financial Corp.	13,669	1,678,417

Large Cap Core Plus

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Everest Re Group Ltd.	5,731	1,709,099
Hartford Financial Services Group, Inc. (The)	21,855	1,518,485
Loews Corp.	24,939	1,529,758
MetLife, Inc.	28,919	1,953,478
Principal Financial Group, Inc.	7,056	498,436
Progressive Corp. (The)	7,455	789,708
Travelers Cos., Inc. (The)	11,033	1,895,800
W R Berkley Corp.	18,063	1,631,089
Willis Towers Watson plc	844	187,621
		19,606,699
Interactive Media & Services - 3.5%
Alphabet, Inc., Class A*	2,437	6,582,678
Alphabet, Inc., Class C*	2,216	5,978,369
Meta Platforms, Inc., Class A*	20,361	4,296,782
Twitter, Inc.*	26,822	953,522
		17,811,351
Internet & Direct Marketing Retail - 2.6%
Amazon.com, Inc.*	3,925	12,054,696
eBay, Inc.	24,212	1,321,733
		13,376,429
IT Services - 2.3%
Accenture plc, Class A	4,314	1,363,310
Akamai Technologies, Inc.*	1,739	188,264
Automatic Data Processing, Inc.	3,033	620,067
Broadridge Financial Solutions, Inc.	8,868	1,296,590
DXC Technology Co.*	10,398	353,844
EPAM Systems, Inc.*	3,762	781,555
Gartner, Inc.*	5,661	1,587,458
Jack Henry & Associates, Inc.	5,995	1,059,916
Mastercard, Inc., Class A	4,712	1,700,184
PayPal Holdings, Inc.*	6,297	704,823
Visa, Inc., Class A	10,206	2,205,721
		11,861,732
Leisure Products - 0.1%
Hasbro, Inc.	2,963	287,559

Life Sciences Tools & Services - 2.3%
Agilent Technologies, Inc.	1,704	222,133
Bio-Rad Laboratories, Inc., Class A*	2,637	1,650,657
Danaher Corp.	10,206	2,800,628
IQVIA Holdings, Inc.*	7,381	1,698,516
Mettler-Toledo International, Inc.*	1,224	1,724,298
PerkinElmer, Inc.(b)	3,561	639,591
Thermo Fisher Scientific, Inc.	2,161	1,175,584
West Pharmaceutical Services, Inc.	4,144	1,604,060
		11,515,467
Machinery - 1.7%
Dover Corp.	9,688	1,519,659
Otis Worldwide Corp.	7,063	553,245
PACCAR, Inc.	19,748	1,813,064
Parker-Hannifin Corp.	4,666	1,382,956
Pentair plc	20,046	1,160,864
Snap-on, Inc.	5,676	1,192,982
Stanley Black & Decker, Inc.	7,358	1,197,146
		8,819,916
Media - 2.2%
Charter Communications, Inc., Class A*	3,747	2,254,870
Comcast Corp., Class A	27,806	1,300,208
Discovery, Inc., Class C*	49,572	1,386,529
DISH Network Corp., Class A*(b)	32,802	1,048,352
Fox Corp., Class A	4,934	206,389
Interpublic Group of Cos., Inc. (The)	39,141	1,440,389
News Corp., Class A	55,573	1,240,389
News Corp., Class B	41,906	939,952
Omnicom Group, Inc.	18,678	1,566,897
		11,383,975
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	34,600	1,624,470

Multiline Retail - 0.2%
Target Corp.	6,008	1,200,218

Multi-Utilities - 0.8%
CMS Energy Corp.	25,045	1,603,131
DTE Energy Co.	14,399	1,750,774
WEC Energy Group, Inc.	7,174	651,973
		4,005,878
Oil, Gas & Consumable Fuels - 4.4%
APA Corp.	30,945	1,102,570
Chevron Corp.	18,732	2,697,408
ConocoPhillips	6,959	660,131
Coterra Energy, Inc.	38,235	892,023
Devon Energy Corp.	30,095	1,792,157
Diamondback Energy, Inc.	8,977	1,239,724
EOG Resources, Inc.	19,409	2,230,482
Exxon Mobil Corp.	54,074	4,240,483
Kinder Morgan, Inc.	44,285	770,559
Marathon Petroleum Corp.	14,649	1,140,718
ONEOK, Inc.	10,131	661,554
Phillips 66	21,631	1,822,196
Pioneer Natural Resources Co.	6,679	1,600,288
Valero Energy Corp.	21,473	1,793,210
		22,643,503
Pharmaceuticals - 2.9%
Catalent, Inc.*	2,001	204,182
Eli Lilly & Co.	2,422	605,379
Johnson & Johnson	23,329	3,839,254
Merck & Co., Inc.	33,542	2,568,646
Organon & Co.	22,550	841,791
Pfizer, Inc.	86,721	4,070,684
Viatris, Inc.	67,449	742,613
Zoetis, Inc.	10,872	2,105,363
		14,977,912
Professional Services - 1.0%
Jacobs Engineering Group, Inc.	5,072	623,856
Leidos Holdings, Inc.	11,906	1,212,507
Nielsen Holdings plc	85,267	1,485,351
Robert Half International, Inc.	13,484	1,621,991
		4,943,705
Real Estate Management & Development - 0.0%(c)
CBRE Group, Inc., Class A*	2,148	208,034

Road & Rail - 1.1%
CSX Corp.	44,789	1,518,795
JB Hunt Transport Services, Inc.	8,751	1,775,840
Norfolk Southern Corp.	7,833	2,009,321
Union Pacific Corp.	848	208,566
		5,512,522
Semiconductors & Semiconductor Equipment - 4.1%
Advanced Micro Devices, Inc.*	21,926	2,704,353
Applied Materials, Inc.	8,220	1,103,124

Large Cap Core Plus

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Broadcom, Inc.	1,541	905,245
Enphase Energy, Inc.*	1,692	282,056
Intel Corp.	48,458	2,311,447
Micron Technology, Inc.	26,569	2,360,921
Monolithic Power Systems, Inc.	678	310,999
NVIDIA Corp.	17,885	4,361,257
Qorvo, Inc.*	10,456	1,430,172
QUALCOMM, Inc.	13,871	2,385,673
Skyworks Solutions, Inc.	7,307	1,009,608
Teradyne, Inc.(b)	3,292	388,193
Texas Instruments, Inc.	7,106	1,207,949
		20,760,997
Software - 7.3%
Adobe, Inc.*	5,872	2,746,217
ANSYS, Inc.*	3,417	1,107,757
Autodesk, Inc.*	6,813	1,500,427
Cadence Design Systems, Inc.*	10,732	1,625,147
Citrix Systems, Inc.	11,451	1,173,728
Fortinet, Inc.*	593	204,300
Intuit, Inc.	2,184	1,036,024
Microsoft Corp.	68,998	20,615,912
NortonLifeLock, Inc.	55,876	1,619,287
Oracle Corp.	7,503	570,003
salesforce.com, Inc.*	9,025	1,900,033
ServiceNow, Inc.*	1,839	1,066,473
Synopsys, Inc.*	2,716	848,451
Tyler Technologies, Inc.*	2,159	924,613
		36,938,372
Specialty Retail - 1.6%
Bath & Body Works, Inc.(b)	9,942	530,605
Best Buy Co., Inc.	6,681	645,652
Home Depot, Inc. (The)	6,678	2,109,113
Lowe's Cos., Inc.	839	185,469
Ross Stores, Inc.	19,341	1,767,574
TJX Cos., Inc. (The)	32,872	2,172,839
Ulta Beauty, Inc.*	1,619	606,315
		8,017,567
Technology Hardware, Storage & Peripherals - 5.5%
Apple, Inc.	146,847	24,247,377
Hewlett Packard Enterprise Co.	37,380	595,090
HP, Inc.	51,656	1,774,900
Western Digital Corp.*	23,431	1,193,575
		27,810,942
Textiles, Apparel & Luxury Goods - 1.5%
NIKE, Inc., Class B	16,013	2,186,575
PVH Corp.	1,871	183,152
Ralph Lauren Corp.	12,620	1,666,345
Tapestry, Inc.	20,737	848,143
Under Armour, Inc., Class A*	77,670	1,389,516
Under Armour, Inc., Class C*	90,471	1,414,062
VF Corp.	3,501	203,128
		7,890,921
Tobacco - 0.4%
Philip Morris International, Inc.	22,104	2,234,051

Trading Companies & Distributors - 0.1%
United Rentals, Inc.*	1,873	602,394

Water Utilities - 0.3%
American Water Works Co., Inc.	10,451	1,579,042

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.*	7,414	913,479

TOTAL COMMON STOCKS (Cost $377,985,744)		479,513,855

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 3.8%

REPURCHASE AGREEMENTS(d) - 3.8%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $19,240,013
(Cost $19,239,994)	19,239,994	19,239,994

Total Investments - 98.1% (Cost $397,225,738)		498,753,849
Other assets less liabilities - 1.9%		9,800,827
Net Assets - 100.0%		508,554,676

Large Cap Core Plus

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $46,396,675.
(b)	The security or a portion of this security is on loan at February 28, 2022. The total value of securities on loan at February 28, 2022 was $4,631,672, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from March 31, 2022 – November 15, 2051. The total value of collateral is $4,796,901.
(c)	Represents less than 0.05% of net assets.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Large Cap Core Plus had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(58,720,053)	3/7/2023	Goldman Sachs International	(0.18)%	Credit Suisse 130/30 Large Cap Index (short portion)[c]	4,188,315
(33,077,597)	3/7/2023	Societe Generale	0.07%	Credit Suisse 130/30 Large Cap Index (short portion)[c]	2,218,941
123,289,628	3/7/2023	Societe Generale	0.83%	Credit Suisse 130/30 Large Cap Index (long portion)[d]	(5,661,138)
(61,421,080)	11/6/2023	UBS AG	(0.18)%	Credit Suisse 130/30 Large Cap Index (short portion)[c]	2,781,468
58,848,455	3/7/2023	UBS AG	0.63%	Credit Suisse 130/30 Large Cap Index (long portion)[d]	(2,706,164)
28,919,353					821,422
				Total Unrealized Appreciation	9,188,724
				Total Unrealized Depreciation	(8,367,302)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	Certain underlying short component disclosures related to this index may be found on the website at www.proshares.com/media/Large_Cap_Short_February.pdf
[d]	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative long components of the underlying reference instrument and their relative weightings.

Long Online /Short Stores ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 86.8%

Entertainment - 2.2%
Sea Ltd., ADR*	5,162	751,587

Health Care Equipment & Supplies - 1.7%
Figs, Inc., Class A*	34,863	572,799

Internet & Direct Marketing Retail - 82.7%
1-800-Flowers.com, Inc., Class A*	40,193	622,188
Alibaba Group Holding Ltd., ADR*	29,711	3,125,300
Amazon.com, Inc.*	2,284	7,014,758
BARK, Inc.*(b)	196,122	617,784
Betterware de Mexico SAB de CV	33,211	593,148
Cango, Inc., ADR(b)	17,558	59,522
CarParts.com, Inc.*	73,360	614,023
Chewy, Inc., Class A*(b)	17,952	846,257
ContextLogic, Inc., Class A*(b)	278,688	660,491
Coupang, Inc.*(b)	16,709	443,123
Dada Nexus Ltd., ADR*	6,147	51,082
DoorDash, Inc., Class A*	6,216	652,369
eBay, Inc.	25,129	1,371,792
Etsy, Inc.*	5,831	903,164
Farfetch Ltd., Class A*	5,218	99,403
Fiverr International Ltd.*	840	66,284
Global-e Online Ltd.*	2,101	82,233
Groupon, Inc.*(b)	25,352	550,645
JD.com, Inc., ADR*	14,615	1,046,872
Lands' End, Inc.*	33,288	564,565
Liquidity Services, Inc.*	33,978	585,441
MercadoLibre, Inc.*	476	536,285
Overstock.com, Inc.*(b)	12,658	720,240
Ozon Holdings plc, ADR*(c)	3,471	32,211
PetMed Express, Inc.(b)	22,294	600,823
Pinduoduo, Inc., ADR*	11,617	602,458
Poshmark, Inc., Class A*	43,820	653,794
Quotient Technology, Inc.*	88,773	589,453
Qurate Retail, Inc., Series A	97,152	535,308
RealReal, Inc. (The)*	77,995	694,935
Revolve Group, Inc.*	11,584	549,429
Shutterstock, Inc.	6,757	611,711
Stitch Fix, Inc., Class A*	48,970	614,574
Uxin Ltd., ADR*	56,537	58,233
Vipshop Holdings Ltd., ADR*	9,179	79,582
Wayfair, Inc., Class A*(b)	5,464	769,714
		28,219,194
Personal Products - 0.2%
Yatsen Holding Ltd., ADR*(b)	39,678	53,962

TOTAL COMMON STOCKS (Cost $44,793,055)		29,597,542

SECURITIES LENDING REINVESTMENTS(d) - 9.2%

INVESTMENT COMPANIES - 9.2%
BlackRock Liquidity FedFund, Institutional Class
0.03% (Cost $3,139,731)	3,139,731	3,139,731

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 9.5%

REPURCHASE AGREEMENTS(e) - 9.5%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $3,250,593
(Cost $3,250,591)	3,250,591	3,250,591

Total Investments - 105.5% (Cost $51,183,377)		35,987,864
Liabilities in excess of other assets - (5.5%)		(1,877,692)
Net Assets - 100.0%		34,110,172

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $248,774.
(b)	The security or a portion of this security is on loan at February 28, 2022. The total value of securities on loan at February 28, 2022 was $4,108,100, collateralized in the form of cash with a value of $3,139,731 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $1,090,462 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from March 10, 2022 – November 15, 2051. The total value of collateral is $4,230,193.
(c)	Security fair valued as of February 28, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at February 28, 2022 amounted to $32,211, which represents approximately 0.09% of net assets of the Fund.
(d)	The security was purchased with cash collateral held from securities on loan at February 28, 2022. The total value of securities purchased was $3,139,731.
(e)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations
ADR	American Depositary Receipt

Long Online /Short Stores ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Swap Agreements

Long Online /Short Stores ETF had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(185,516)	11/6/2023	BNP Paribas SA	(0.03)%	Solactive-ProShares Bricks and Mortar Retail Store Index	23,203
232,694	11/6/2023	BNP Paribas SA	0.43%	ProShares Online Retail Index	(68,478)
(397,535)	3/7/2023	Goldman Sachs International	0.92%	Solactive-ProShares Bricks and Mortar Retail Store Index	106,657
1,626,965	3/7/2023	Goldman Sachs International	0.68%	ProShares Online Retail Index	(653,419)
(16,425,202)	4/10/2023	Societe Generale	0.67%	Solactive-ProShares Bricks and Mortar Retail Store Index	1,691,283
2,612,603	3/7/2023	Societe Generale	(0.72)%	ProShares Online Retail Index	(1,434,052)
60,538	11/7/2022	UBS AG	0.43%	Solactive-ProShares Bricks and Mortar Retail Store Index	(37,909)
(12,475,453)					(372,715)
				Total Unrealized Appreciation	1,821,143
				Total Unrealized Depreciation	(2,193,858)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Managed Futures Strategy ETF

Consolidated Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 80.3%

REPURCHASE AGREEMENTS(a) - 80.3%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $4,909,464
(Cost $4,909,459)	4,909,459	4,909,459

Total Investments - 80.3% (Cost $4,909,459)		4,909,459
Other assets less liabilities - 19.7%		1,205,519
Net Assets - 100.0%		6,114,978

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Managed Futures Strategy ETF

Consolidated Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Managed Futures Strategy ETF had the following open long and short futures contracts as of February 28, 2022:

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Coffee 'C'	1	5/18/2022	USD	$87,338	$(4,016)
Corn	3	7/14/2022	USD	101,550	14,754
Cotton No. 2	2	5/6/2022	USD	119,120	(4,416)
E-Mini Crude Oil	2	3/21/2022	USD	95,720	7,153
E-Mini Natural Gas	8	12/27/2022	USD	97,300	(5,065)
Lean Hogs	4	4/14/2022	USD	165,600	24,598
NY Harbor ULSD	1	11/30/2022	USD	110,569	12,077
RBOB Gasoline	1	3/31/2022	USD	123,165	8,062
Soybean	2	5/13/2022	USD	163,675	9,169
Wheat	3	12/14/2022	USD	134,925	17,504
					$79,820

Futures Contracts Sold

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Cocoa	6	5/13/2022	USD	$151,740	$9,306
Copper	1	5/26/2022	USD	111,362	322
E-Mini Euro	6	3/14/2022	USD	420,975	3,221
Foreign Exchange AUD/USD	3	3/14/2022	USD	217,905	(5,702)
Foreign Exchange CAD/USD	4	3/15/2022	USD	315,300	(2,210)
Foreign Exchange CHF/USD	3	3/14/2022	USD	409,200	(2,583)
Foreign Exchange GBP/USD	4	3/14/2022	USD	335,375	(3,716)
Foreign Exchange JPY/USD	6	3/14/2022	USD	653,025	7,879
Gold	3	4/27/2022	USD	183,323	(9,579)
Live Cattle	6	4/29/2022	USD	339,420	12,692
Silver	3	5/26/2022	USD	73,098	(6,058)
Sugar No. 11	6	4/29/2022	USD	118,944	508
U.S. Treasury 10 Year Note	7	6/21/2022	USD	892,062	(356)
U.S. Treasury Long Bond	5	6/21/2022	USD	783,438	(3,447)
					$277
					$80,097

Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
GBP	British Pound
JPY	Japanese Yen
USD	U.S. Dollar

Merger ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 94.7%

Aerospace & Defense - 2.5%
Meggitt plc*	165,089	1,672,075

Airlines - 2.5%
Spirit Airlines, Inc.*	67,069	1,682,091

Auto Components - 5.5%
Tenneco, Inc., Class A*	87,800	1,692,784
Veoneer, Inc.*	54,464	1,930,749
		3,623,533
Banks - 3.0%
Investors Bancorp, Inc.	116,639	1,952,537

Biotechnology - 2.7%
Arena Pharmaceuticals, Inc.*	18,999	1,804,335

Chemicals - 2.6%
Kraton Corp.*	37,485	1,729,933

Diversified Consumer Services - 2.6%
Houghton Mifflin Harcourt Co.*	81,400	1,705,330

Electronic Equipment, Instruments & Components - 2.7%
Rogers Corp.*	6,413	1,750,749

Entertainment - 5.3%
Activision Blizzard, Inc.	20,840	1,698,460
Zynga, Inc., Class A*	194,361	1,764,798
		3,463,258
Equity Real Estate Investment Trusts (REITs) - 7.6%
CyrusOne, Inc.	19,446	1,756,946
MGM Growth Properties LLC, Class A	41,490	1,571,227
Preferred Apartment Communities, Inc.	65,801	1,662,133
		4,990,306
Food Products - 2.3%
Sanderson Farms, Inc.	8,643	1,543,553

Gas Utilities - 2.6%
South Jersey Industries, Inc.	51,500	1,747,395

Health Care Equipment & Supplies - 2.2%
Ortho Clinical Diagnostics Holdings plc*	81,367	1,439,382

Health Care Providers & Services - 2.6%
Apria, Inc.*	46,127	1,722,382

Health Care Technology - 2.7%
Cerner Corp.	18,806	1,753,659

Hotels, Restaurants & Leisure - 1.2%
Golden Nugget Online Gaming, Inc.*	89,945	773,527

Independent Power and Renewable Electricity Producers - 2.5%
Falck Renewables SpA	170,036	1,677,745

Insurance - 3.6%
American National Group, Inc.	8,859	1,674,617
MetroMile, Inc.*	537,815	688,403
		2,363,020
IT Services - 5.1%
Link Administration Holdings Ltd.	431,148	1,653,394
MoneyGram International, Inc.*	157,923	1,696,093
		3,349,487
Machinery - 2.6%
Meritor, Inc.*	47,600	1,695,036

Media - 5.4%
Shaw Communications, Inc., Class B	60,808	1,823,520
TEGNA, Inc.	76,200	1,746,504
		3,570,024
Pharmaceuticals - 2.6%
Zogenix, Inc.*	66,055	1,734,604

Road & Rail - 2.5%
Europcar Mobility Group*(a)	2,863,931	1,622,932

Semiconductors & Semiconductor Equipment - 2.5%
CMC Materials, Inc.	8,735	1,619,731

Software - 14.9%
Bottomline Technologies DE, Inc.*	30,359	1,719,534
McAfee Corp., Class A	68,041	1,768,386
Mimecast Ltd.*	21,641	1,721,109
Momentive Global, Inc.*	75,491	1,186,718
Nuance Communications, Inc.*	31,484	1,747,992
Vonage Holdings Corp.*	83,592	1,698,589
		9,842,328
Thrifts & Mortgage Finance - 2.4%
Flagstar Bancorp, Inc.	34,925	1,591,882

TOTAL COMMON STOCKS (Cost $64,676,655)		62,420,834
Total Investments - 94.7% (Cost $64,676,655)		62,420,834
Other assets less liabilities - 5.3%		3,475,719
Net Assets - 100.0%		65,896,553

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

Merger ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Forward Currency Contracts

Merger ETF had the following open forward currency contracts as of February 28, 2022:

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar vs. Australian Dollar	Goldman Sachs International	04/19/22	5,129,000	$(3,657,288)	$3,727,934	$70,646
U.S. Dollar vs. Canadian Dollar	Goldman Sachs International	04/19/22	125,000	(98,212)	98,634	422
U.S. Dollar vs. British Pound	Goldman Sachs International	04/19/22	41,000	(55,009)	55,014	5
U.S. Dollar vs. Canadian Dollar	Goldman Sachs International	04/19/22	(2,396,000)	1,897,996	1,890,613	7,383
U.S. Dollar vs. Euro	Goldman Sachs International	04/19/22	(4,465,500)	5,076,188	5,016,669	59,519
U.S. Dollar vs. British Pound	Goldman Sachs International	04/19/22	(1,275,000)	1,734,191	1,710,809	23,382
Total Unrealized Appreciation						$161,357
U.S. Dollar vs. Australian Dollar	Goldman Sachs International	04/19/22	1,484,800	$(1,080,378)	$1,079,204	$(1,174)
U.S. Dollar vs. Euro	Goldman Sachs International	04/19/22	1,528,500	(1,749,448)	1,717,161	(32,287)
U.S. Dollar vs. Australian Dollar	Goldman Sachs International	04/19/22	(8,898,800)	6,392,960	(6,467,954)	(74,994)
Total Unrealized Depreciation						$(108,455)
Total Net Unrealized Appreciation						$52,902

Swap Agreements

Merger ETF had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(7,180)	4/10/2023	Citibank NA	0.62%	S&P Merger Arbitrage Index (short exposure to Acquirers)[c]	1,512
8,007	4/10/2023	Citibank NA	0.53%	S&P Merger Arbitrage Index (long exposure to Targets)[d]	(549)
(14,254,197)	3/7/2023	Societe Generale	0.57%	S&P Merger Arbitrage Index (short exposure to Acquirers)[c]	3,219,260
9,870,258	3/7/2023	Societe Generale	0.58%	S&P Merger Arbitrage Index (long exposure to Targets)[d]	(562,405)
(4,383,112)					2,657,818
				Total Unrealized Appreciation	3,220,772
				Total Unrealized Depreciation	(562,954)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	Certain underlying short component disclosures related to this index may be found on the website at www.proshares.com/media/Merger_Acquirers_February.pdf.
[d]	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative long components of the underlying reference instrument and their relative weightings.

Merger ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Merger ETF invested, as a percentage of net assets, in the following countries as of February 28, 2022:

United States	81.9%
Canada	2.8%
Italy	2.5%
United Kingdom	2.5%
Australia	2.5%
France	2.5%
Other[a]	5.3%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

Morningstar Alternatives Solution ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
EXCHANGE TRADED FUNDS - 100.0%

ProShares DJ Brookfield Global Infrastructure ETF(a)(b)	34,488	1,617,660
ProShares Global Listed Private Equity ETF(a)(b)	30,716	992,127
ProShares Hedge Replication ETF*(a)	26,055	1,298,451
ProShares Inflation Expectations ETF(a)	38,223	1,169,624
ProShares Managed Futures Strategy ETF(a)	20,037	790,259
ProShares Merger ETF(a)(b)	44,585	1,806,584
ProShares RAFITM Long/Short(a)	21,591	703,219
TOTAL EXCHANGE TRADED FUNDS (Cost $7,935,329)		8,377,924

SECURITIES LENDING REINVESTMENTS(c) - 4.9%

INVESTMENT COMPANIES - 4.9%
BlackRock Liquidity FedFund, Institutional Class
0.03% (Cost $414,075)	414,075	414,075

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.2%

REPURCHASE AGREEMENTS(d) - 0.2%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $19,084
(Cost $19,084)	19,084	19,084

Total Investments - 105.1% (Cost $8,368,488)		8,811,083
Liabilities in excess of other assets - (5.1%)		(428,590)
Net Assets - 100.0%		8,382,493

*	Non-income producing security.
(a)	Affiliated company as defined under the Investment Company Act of 1940.
(b)	The security or a portion of this security is on loan at February 28, 2022. The total value of securities on loan at February 28, 2022 was $404,021, collateralized in the form of cash with a value of $414,075 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.
(c)	The security was purchased with cash collateral held from securities on loan at February 28, 2022. The total value of securities purchased was $414,075.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Morningstar Alternatives Solution ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investment in a company which was affiliated for the period ending February 28, 2022, was as follows:

Exchange Traded Funds	Value May 31, 2021	Purchases at Cost	Sales at Value	Shares February 28, 2022	Value February 28, 2022	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Net Realized Gain/(Loss)
ProShares DJ Brookfield Global Infrastructure ETF	$1,144,411	$1,062,350	$594,776	34,488	$1,617,660	$(39,499)	$46,863	$45,174
ProShares Global Listed Private Equity ETF	1,286,882	256,398	368,498	30,716	992,127	(236,306)	134,095	53,651
ProShares Hedge Replication ETF	2,355,392	195,346	1,172,735	26,055	1,298,451	(126,406)	–	46,854
ProShares Inflation Expectations ETF	1,646,022	420,426	901,220	38,223	1,169,624	(80,878)	34,048	85,274
ProShares Managed Futures Strategy ETF	510,401	564,699	257,426	20,037	790,259	(29,725)	15,289	2,310
ProShares Merger ETF	1,338,370	1,371,647	879,032	44,585	1,806,584	(103,407)	5,299	79,006
ProShares RAFITM Long/Short	1,236,105	820,447	1,292,461	21,591	703,219	(11,808)	7,881	(49,064)
	$9,517,583	$4,691,313	$5,466,148	215,695	$8,377,924	$(628,029)	$243,475	$263,205

MSCI EAFE Dividend Growers ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.3%

Aerospace & Defense - 1.8%
BAE Systems plc	236,366	2,282,169

Air Freight & Logistics - 1.4%
DSV A/S	9,897	1,833,677

Beverages - 1.5%
Diageo plc	39,222	1,960,323

Biotechnology - 1.5%
CSL Ltd.(a)	10,156	1,915,975

Building Products - 1.5%
Geberit AG (Registered)	2,912	1,908,852

Capital Markets - 1.5%
Partners Group Holding AG	1,389	1,887,175

Chemicals - 5.9%
Croda International plc	19,311	1,939,144
FUCHS PETROLUB SE (Preference)	44,483	1,773,697
Givaudan SA (Registered)	481	2,019,000
Symrise AG	16,245	1,943,240
		7,675,081
Commercial Services & Supplies - 1.4%
Sohgo Security Services Co. Ltd.	51,963	1,867,826

Diversified Financial Services - 2.7%
Sofina SA	4,824	1,881,239
Tokyo Century Corp.	36,815	1,611,006
		3,492,245
Diversified Telecommunication Services - 1.4%
Telenor ASA(a)	123,369	1,830,126

Electric Utilities - 1.4%
CK Infrastructure Holdings Ltd.	297,164	1,844,511

Electronic Equipment, Instruments & Components - 1.5%
Halma plc	60,270	1,949,710

Equity Real Estate Investment Trusts (REITs) - 2.9%
Japan Metropolitan Fund Invest(a)	2,323	1,877,762
Link REIT	225,050	1,817,405
		3,695,167
Food & Staples Retailing - 1.4%
Welcia Holdings Co. Ltd.	70,357	1,872,318

Food Products - 4.4%
Chocoladefabriken Lindt & Spruengli AG, Class PC	175	1,864,543
Kerry Group plc, Class A	15,507	1,849,735
Nestle SA (Registered)	15,105	1,972,071
		5,686,349
Gas Utilities - 4.5%
APA Group	269,687	1,966,769
Enagas SA	90,978	1,933,879
Hong Kong & China Gas Co. Ltd.(a)	1,231,667	1,863,177
		5,763,825
Health Care Equipment & Supplies - 3.2%
Coloplast A/S, Class B	13,458	2,028,490
DiaSorin SpA	13,876	2,083,005
		4,111,495
Health Care Providers & Services - 2.6%
Fresenius Medical Care AG & Co. KGaA	28,404	1,828,701
Fresenius SE & Co. KGaA	44,600	1,566,212
		3,394,913
Hotels, Restaurants & Leisure - 1.1%
Domino's Pizza Enterprises Ltd.	25,497	1,460,725

Household Durables - 2.8%
Rinnai Corp.	22,052	1,803,602
Sekisui Chemical Co. Ltd.(a)	110,646	1,807,034
		3,610,636
Household Products - 1.5%
Unicharm Corp.	51,385	1,927,356

Insurance - 4.2%
AIA Group Ltd.	169,616	1,763,736
Legal & General Group plc	510,263	1,897,837
Tokio Marine Holdings, Inc.	31,409	1,792,774
		5,454,347
IT Services - 8.8%
Bechtle AG	35,381	1,830,024
Itochu Techno-Solutions Corp.	74,122	1,904,293
Obic Co. Ltd.	11,814	1,878,136
Otsuka Corp.	50,312	1,937,345
SCSK Corp.	113,653	1,932,126
TIS, Inc.	82,419	1,932,115
		11,414,039
Machinery - 4.3%
Kurita Water Industries Ltd.	45,137	1,841,926
Spirax-Sarco Engineering plc	11,773	1,886,883
Techtronic Industries Co. Ltd.	110,288	1,841,968
		5,570,777
Multiline Retail - 1.5%
Pan Pacific International Holdings Corp.	115,249	1,881,208

Multi-Utilities - 1.5%
National Grid plc	130,823	1,984,913

Oil, Gas & Consumable Fuels - 1.4%
Washington H Soul Pattinson & Co. Ltd.	102,370	1,870,491

Personal Products - 3.0%
Kao Corp.	42,449	1,982,858
Kobayashi Pharmaceutical Co. Ltd.	22,684	1,934,073
		3,916,931
Pharmaceuticals - 9.0%
Astellas Pharma, Inc.	110,042	1,832,998
Novartis AG (Registered)	21,948	1,921,960
Novo Nordisk A/S, Class B	18,677	1,923,667
Roche Holding AG	5,073	1,934,481
Sanofi	18,071	1,897,193
UCB SA	19,459	2,135,365
		11,645,664
Professional Services - 4.4%
Nihon M&A Center Holdings, Inc.	121,973	1,761,156
RELX plc	62,536	1,913,934

MSCI EAFE Dividend Growers ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Wolters Kluwer NV	19,415	1,980,505
		5,655,595
Semiconductors & Semiconductor Equipment - 1.5%
ASML Holding NV	2,944	1,980,383

Software - 2.8%
AVEVA Group plc	52,349	1,748,958
SAP SE	16,014	1,822,435
		3,571,393
Specialty Retail - 3.0%
Hikari Tsushin, Inc.	15,274	1,883,141
Nitori Holdings Co. Ltd.	13,204	1,977,018
		3,860,159
Trading Companies & Distributors - 4.5%
Ashtead Group plc	28,645	1,874,063
Brenntag SE	21,522	1,810,112
Bunzl plc	52,233	2,080,783
		5,764,958
Water Utilities - 1.5%
United Utilities Group plc	134,150	1,934,054

TOTAL COMMON STOCKS (Cost $122,315,556)		128,475,366

SECURITIES LENDING REINVESTMENTS(b) - 2.1%

INVESTMENT COMPANIES - 2.1%
BlackRock Liquidity FedFund, Institutional Class
0.03% (Cost $2,697,660)	2,697,660	2,697,660

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.2%

REPURCHASE AGREEMENTS(c) - 0.2%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $252,161
(Cost $252,161)	252,161	252,161

Total Investments - 101.6% (Cost $125,265,377)		131,425,187
Liabilities in excess of other assets - (1.6%)		(2,031,295)
Net Assets - 100.0%		129,393,892

(a)	The security or a portion of this security is on loan at February 28, 2022. The total value of securities on loan at February 28, 2022 was $3,122,629, collateralized in the form of cash with a value of $2,697,660 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $576,787 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 3.88%, and maturity dates ranging from October 31, 2022 – May 15, 2051. The total value of collateral is $3,274,447.
(b)	The security was purchased with cash collateral held from securities on loan at February 28, 2022. The total value of securities purchased was $2,697,660.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

MSCI EAFE Dividend Growers ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

MSCI EAFE Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of February 28, 2022:

Japan	30.3%
United Kingdom	18.1%
Switzerland	10.4%
Germany	9.7%
Hong Kong	5.7%
Australia	5.6%
Denmark	4.5%
Belgium	3.1%
Netherlands	3.1%
Italy	1.6%
Spain	1.5%
France	1.5%
Ireland	1.4%
Norway	1.4%
China	1.4%
Other[a]	0.7%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

MSCI Emerging Markets Dividend Growers ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.5%

Automobiles - 2.1%
Ford Otomotiv Sanayi A/S	20,182	393,134

Banks - 6.1%
China Merchants Bank Co. Ltd., Class A	48,600	383,499
Public Bank Bhd.	371,869	394,145
Taiwan Cooperative Financial Holding Co. Ltd.	398,738	376,194
		1,153,838
Beverages - 4.1%
Arca Continental SAB de CV	63,339	417,868
Kweichow Moutai Co. Ltd., Class A	1,300	368,801
		786,669
Chemicals - 8.1%
Asian Paints Ltd.	9,044	381,055
Berger Paints India Ltd.	40,644	372,443
Pidilite Industries Ltd.	12,143	387,259
Sinoma Science & Technology Co. Ltd., Class A	84,900	400,618
		1,541,375
Construction & Engineering - 1.9%
China Railway Group Ltd., Class H	612,540	359,783

Construction Materials - 1.9%
UltraTech Cement Ltd.	4,098	357,215

Diversified Financial Services - 1.9%
Chailease Holding Co. Ltd.	40,615	363,630

Diversified Telecommunication Services - 2.0%
Hellenic Telecommunications Organization SA	19,327	385,733

Electric Utilities - 4.4%
Interconexion Electrica SA ESP	67,462	416,389
Power Grid Corp. of India Ltd.	149,861	415,985
		832,374
Electronic Equipment, Instruments & Components - 2.0%
Luxshare Precision Industry Co. Ltd., Class A	56,300	387,433

Food Products - 4.2%
Grupo Bimbo SAB de CV, Series A	126,066	388,212
Marico Ltd.	58,812	401,746
		789,958
Gas Utilities - 3.7%
China Gas Holdings Ltd.	223,761	353,913
China Resources Gas Group Ltd.	76,992	353,206
		707,119
Health Care Equipment & Supplies - 4.0%
Hartalega Holdings Bhd.	326,032	358,763
Lepu Medical Technology Beijing Co. Ltd., Class A	117,200	398,711
		757,474
Health Care Providers & Services - 4.0%
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	130,000	384,785
Sinopharm Group Co. Ltd., Class H	156,107	377,153
		761,938
Independent Power and Renewable Electricity Producers - 2.1%
China Longyuan Power Group Corp. Ltd., Class H	192,722	394,589

Insurance - 5.8%
New China Life Insurance Co. Ltd., Class H	128,158	366,536
People's Insurance Co. Group of China Ltd. (The), Class H	1,175,606	377,597
Ping An Insurance Group Co. of China Ltd., Class H	45,929	354,991
		1,099,124
Interactive Media & Services - 3.8%
NAVER Corp.	1,446	382,441
Tencent Holdings Ltd.	6,419	345,978
		728,419
Internet & Direct Marketing Retail - 0.1%
JD.com, Inc.*(a)	279	10,704
JD.com, Inc., Class A*	290	10,361
		21,065
IT Services - 2.0%
Infosys Ltd., ADR	16,754	376,295

Metals & Mining - 1.7%
Polymetal International plc	24,773	116,714
Polyus PJSC, GDR(b)	3,949	212,062
		328,776
Oil, Gas & Consumable Fuels - 0.4%
Rosneft Oil Co. PJSC, GDR(b)	25,159	67,929

Personal Products - 1.9%
Hindustan Unilever Ltd.	12,866	370,898

Pharmaceuticals - 8.2%
China Medical System Holdings Ltd.	221,812	393,407
CSPC Pharmaceutical Group Ltd.	318,725	377,269
Yuhan Corp.	8,204	396,434
Yunnan Baiyao Group Co. Ltd., Class A	26,700	381,818
		1,548,928
Real Estate Management & Development - 9.5%
China Overseas Land & Investment Ltd.	125,013	381,537
China Vanke Co. Ltd., Class H	153,289	363,283
CIFI Holdings Group Co. Ltd.	526,996	366,859
Longfor Group Holdings Ltd.(b)	67,549	361,317
Powerlong Real Estate Holdings Ltd.	685,331	327,117
		1,800,113
Road & Rail - 2.0%
Localiza Rent a Car SA	33,652	375,733

Specialty Retail - 3.8%
China Tourism Group Duty Free Corp. Ltd., Class A	11,100	356,161
JUMBO SA	24,985	358,305
		714,466

MSCI Emerging Markets Dividend Growers ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Textiles, Apparel & Luxury Goods - 1.8%
Shenzhou International Group Holdings Ltd.	20,893	351,042

Tobacco - 2.0%
ITC Ltd.	132,066	378,333

Water Utilities - 2.0%
Guangdong Investment Ltd.	283,541	380,977

Wireless Telecommunication Services - 2.0%
America Movil SAB de CV, Series L	414,236	374,372

TOTAL COMMON STOCKS (Cost $18,809,109)		18,888,732

Investments	Principal Amount ($)		Value ($)
CORPORATE BONDS - 0.0%(c)

Food Products - 0.0%(c)
Britannia Industries Ltd.
Series N3, 5.50%, 6/3/2024 (Cost $3,560)	INR	259,086	3,425

Total Investments - 99.5% (Cost $18,812,669)			18,892,157
Other assets less liabilities - 0.5%			90,324
Net Assets - 100.0%			18,982,481

*	Non-income producing security.
(a)	Security fair valued as of February 28, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at February 28, 2022 amounted to $10,704, which represents approximately 0.06% of net assets of the Fund.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Represents less than 0.05% of net assets.

Abbreviations
ADR	American Depositary Receipt
INR	Indian Rupee
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company

MSCI Emerging Markets Dividend Growers ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

MSCI Emerging Markets Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of February 28, 2022:

China	50.9%
India	18.1%
Mexico	6.2%
South Korea	4.1%
Malaysia	4.0%
Greece	3.9%
Taiwan	3.9%
Colombia	2.2%
Russia	2.1%
Turkey	2.1%
Brazil	2.0%
Hong Kong	0.0%*
Other[a]	0.5%
100.0%

*	Amount represents less than 0.05%.
a	Includes any non-equity securities and net other assets (liabilities).

MSCI Europe Dividend Growers ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.5%

Aerospace & Defense - 3.1%
BAE Systems plc	42,688	412,163

Air Freight & Logistics - 2.5%
DSV A/S	1,787	331,088

Beverages - 2.7%
Diageo plc	7,083	354,010

Building Products - 2.6%
Geberit AG (Registered)	526	344,800

Capital Markets - 2.6%
Partners Group Holding AG	251	341,023

Chemicals - 10.5%
Croda International plc	3,488	350,253
FUCHS PETROLUB SE (Preference)	8,034	320,345
Givaudan SA (Registered)	87	365,183
Symrise AG	2,934	350,967
		1,386,748
Diversified Financial Services - 2.6%
Sofina SA	871	339,668

Diversified Telecommunication Services - 2.5%
Telenor ASA(a)	22,281	330,529

Electronic Equipment, Instruments & Components - 2.6%
Halma plc	10,885	352,125

Food Products - 7.8%
Chocoladefabriken Lindt & Spruengli AG, Class PC	32	340,945
Kerry Group plc, Class A	2,801	334,114
Nestle SA (Registered)	2,728	356,161
		1,031,220
Gas Utilities - 2.6%
Enagas SA(a)	16,431	349,267

Health Care Equipment & Supplies - 5.6%
Coloplast A/S, Class B	2,430	366,268
DiaSorin SpA	2,506	376,190
		742,458
Health Care Providers & Services - 4.6%
Fresenius Medical Care AG & Co. KGaA	5,130	330,279
Fresenius SE & Co. KGaA	8,055	282,866
		613,145
Insurance - 2.6%
Legal & General Group plc	92,155	342,755

IT Services - 2.5%
Bechtle AG	6,390	330,512

Machinery - 2.6%
Spirax-Sarco Engineering plc	2,126	340,738

Multi-Utilities - 2.7%
National Grid plc	23,627	358,481

Pharmaceuticals - 13.4%
Novartis AG (Registered)	3,964	347,123
Novo Nordisk A/S, Class B	3,373	347,407
Roche Holding AG	916	349,297
Sanofi	3,264	342,673
UCB SA	3,514	385,614
		1,772,114
Professional Services - 5.3%
RELX plc	11,294	345,656
Wolters Kluwer NV	3,506	357,644
		703,300
Semiconductors & Semiconductor Equipment - 2.7%
ASML Holding NV	532	357,868

Software - 4.9%
AVEVA Group plc	9,454	315,854
SAP SE	2,892	329,117
		644,971
Trading Companies & Distributors - 7.9%
Ashtead Group plc	5,173	338,437
Brenntag SE	3,887	326,917
Bunzl plc	9,433	375,778
		1,041,132
Water Utilities - 2.6%
United Utilities Group plc	24,228	349,298

TOTAL COMMON STOCKS (Cost $12,163,533)		13,169,413

SECURITIES LENDING REINVESTMENTS(b) - 0.6%

INVESTMENT COMPANIES - 0.6%
BlackRock Liquidity FedFund, Institutional Class
0.03% (Cost $85,292)	85,292	85,292

MSCI Europe Dividend Growers ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.2%

REPURCHASE AGREEMENTS(c) - 0.2%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $23,014 (Cost $23,014)	23,014	23,014

Total Investments - 100.3% (Cost $12,271,839)		13,277,719
Liabilities in excess of other assets - (0.3%)		(41,783)
Net Assets - 100.0%		13,235,936

(a)	The security or a portion of this security is on loan at February 28, 2022. The total value of securities on loan at February 28, 2022 was $152,492, collateralized in the form of cash with a value of $85,292 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $82,504 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from March 10, 2022 – May 15, 2051. The total value of collateral is $167,796.
(b)	The security was purchased with cash collateral held from securities on loan at February 28, 2022. The total value of securities purchased was $85,292.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

MSCI Europe Dividend Growers ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

MSCI Europe Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of February 28, 2022:

United Kingdom	32.0%
Switzerland	18.5%
Germany	17.2%
Denmark	7.9%
Belgium	5.5%
Netherlands	5.4%
Italy	2.8%
Spain	2.6%
France	2.6%
Ireland	2.5%
Norway	2.5%
Other[a]	0.5%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

MSCI Transformational Changes ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.9%

Aerospace & Defense - 0.1%
AeroVironment, Inc.*	526	37,372

Auto Components - 0.1%
Visteon Corp.*	383	46,025

Biotechnology - 5.3%
AbbVie, Inc.	4,877	720,674
Alnylam Pharmaceuticals, Inc.*	608	95,973
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	1,200	47,878
CRISPR Therapeutics AG*	532	32,649
Editas Medicine, Inc.*	1,103	18,883
Intellia Therapeutics, Inc.*	338	33,411
Mirati Therapeutics, Inc.*	323	28,518
Moderna, Inc.*	3,188	489,677
Myriad Genetics, Inc.*	1,560	38,033
Novavax, Inc.*	2,438	203,256
Twist Bioscience Corp.*	392	21,929
Veracyte, Inc.*	999	27,772
		1,758,653
Capital Markets - 0.1%
Coinbase Global, Inc., Class A*	146	27,852

Chemicals - 10.9%
Corbion NV	1,708	63,045
Corteva, Inc.	16,570	862,137
FMC Corp.	4,747	556,586
Givaudan SA (Registered)	162	680,255
International Flavors & Fragrances, Inc.	5,342	710,486
Scotts Miracle-Gro Co. (The)	1,460	204,487
Sensient Technologies Corp.	1,555	127,712
Symrise AG	3,497	417,588
		3,622,296
Communications Equipment - 1.1%
Cisco Systems, Inc.	5,557	309,914
NetScout Systems, Inc.*	1,492	46,446
		356,360
Diversified Consumer Services - 0.6%
Terminix Global Holdings, Inc.*	4,600	195,776

Diversified Telecommunication Services - 0.1%
Cogent Communications Holdings, Inc.	595	37,723

Electronic Equipment, Instruments & Components - 0.1%
Cognex Corp.	595	40,198

Entertainment - 4.2%
Bilibili, Inc., ADR*	1,718	54,306
Electronic Arts, Inc.	2,422	315,078
Embracer Group AB*	11,906	103,070
Netflix, Inc.*	1,174	463,166
Sea Ltd., ADR*	1,249	181,854
Take-Two Interactive Software, Inc.*	662	107,244
Zynga, Inc., Class A*	17,373	157,747
		1,382,465
Equity Real Estate Investment Trusts (REITs) - 0.3%
Equinix, Inc.	119	84,458

Food Products - 5.3%
Beyond Meat, Inc.*	2,100	98,238
Kerry Group plc, Class A	5,906	703,267
McCormick & Co., Inc. (Non-Voting)	9,249	880,228
Simply Good Foods Co. (The)*	2,092	82,906
		1,764,639
Health Care Equipment & Supplies - 11.5%
Abbott Laboratories	6,318	762,077
ABIOMED, Inc.*	232	72,092
Dexcom, Inc.*	494	204,471
Edwards Lifesciences Corp.*	3,189	358,348
Globus Medical, Inc., Class A*	639	44,934
ICU Medical, Inc.*	182	43,085
Integra LifeSciences Holdings Corp.*	651	43,656
Intuitive Surgical, Inc.*	1,826	530,143
Masimo Corp.*	284	44,716
Medtronic plc	4,886	512,981
Neogen Corp.*	3,964	141,515
Nevro Corp.*	500	35,850
NuVasive, Inc.*	778	42,105
Quidel Corp.*	321	33,959
ResMed, Inc.	745	183,829
Shockwave Medical, Inc.*	228	40,408
Stryker Corp.	1,756	462,443
Tandem Diabetes Care, Inc.*	324	36,492
Teleflex, Inc.	255	85,759
Zimmer Biomet Holdings, Inc.	1,069	135,966
		3,814,829
Health Care Providers & Services - 0.2%
Acadia Healthcare Co., Inc.*	684	38,790
Premier, Inc., Class A	1,056	37,952
		76,742
Health Care Technology - 0.9%
Allscripts Healthcare Solutions, Inc.*	2,575	50,110
Cerner Corp.	1,513	141,087
Phreesia, Inc.*	647	19,921
Teladoc Health, Inc.*	745	56,553
Veeva Systems, Inc., Class A*	183	41,916
		309,587
Hotels, Restaurants & Leisure - 2.2%
Booking Holdings, Inc.*	337	732,048

Interactive Media & Services - 7.0%
Alphabet, Inc., Class A*	267	721,204
Meta Platforms, Inc., Class A*	2,366	499,297
Pinterest, Inc., Class A*	2,507	67,062
Snap, Inc., Class A*	9,025	360,459
Tencent Holdings Ltd.	12,566	677,296
		2,325,318
Internet & Direct Marketing Retail - 8.6%
Alibaba Group Holding Ltd.*	40,021	533,641
Amazon.com, Inc.*	218	669,535
Americanas SA*	19,151	113,381
Delivery Hero SE*(a)	5,575	298,859
DoorDash, Inc., Class A*	504	52,895
eBay, Inc.	5,530	301,883
JD.com, Inc.*(b)	598	22,942

MSCI Transformational Changes ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
JD.com, Inc., Class A*	600	21,437
Just Eat Takeaway.com NV*(a)	3,905	158,588
Meituan*(a)	21,876	482,052
Pinduoduo, Inc., ADR*	3,732	193,541
		2,848,754
IT Services - 5.6%
Accenture plc, Class A	835	263,877
Block, Inc., Class A*	525	66,937
Cloudflare, Inc., Class A*	313	36,439
Euronet Worldwide, Inc.*	426	54,626
GDS Holdings Ltd., ADR*	817	36,373
GoDaddy, Inc., Class A*	646	53,883
Mastercard, Inc., Class A	1,162	419,273
Nuvei Corp.*(a)	486	26,384
Okta, Inc.*	177	32,363
PayPal Holdings, Inc.*	1,472	164,761
Perficient, Inc.*	1,106	112,701
Shift4 Payments, Inc., Class A*	764	40,225
Snowflake, Inc., Class A*	254	67,478
Visa, Inc., Class A	2,226	481,083
		1,856,403
Life Sciences Tools & Services - 5.7%
Bio-Techne Corp.	200	83,882
Codexis, Inc.*	3,426	68,280
Danaher Corp.	2,565	703,862
Genscript Biotech Corp.*	9,383	37,042
Illumina, Inc.*	751	245,277
Maravai LifeSciences Holdings, Inc., Class A*	1,174	45,868
Medpace Holdings, Inc.*	195	29,829
Pacific Biosciences of California, Inc.*	1,755	20,920
QIAGEN NV*	1,169	58,721
Thermo Fisher Scientific, Inc.	795	432,480
Wuxi Biologics Cayman, Inc.*(a)	18,438	151,593
		1,877,754
Machinery - 3.2%
AGCO Corp.	2,180	261,949
Deere & Co.	2,258	812,925
		1,074,874
Pharmaceuticals - 4.4%
Catalent, Inc.*	871	88,877
Johnson & Johnson	3,745	616,314
Roche Holding AG	2,026	772,867
		1,478,058
Professional Services - 0.2%
Upwork, Inc.*	2,738	69,217

Semiconductors & Semiconductor Equipment - 5.9%
Advanced Micro Devices, Inc.*	1,173	144,678
Ambarella, Inc.*	249	34,788
Broadcom, Inc.	273	160,371
Cirrus Logic, Inc.*	583	50,645
Intel Corp.	3,720	177,444
Lattice Semiconductor Corp.*	557	34,880
MaxLinear, Inc.*	658	40,368
MediaTek, Inc.	1,991	77,055
Montage Technology Co. Ltd., Class A	4,100	50,218
NVIDIA Corp.	2,532	617,428
QUALCOMM, Inc.	1,435	246,806
Synaptics, Inc.*	172	39,290
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,717	290,746
		1,964,717
Software - 12.9%
8x8, Inc.*	2,279	29,536
Adobe, Inc.*	1,195	558,878
Altair Engineering, Inc., Class A*	547	36,332
ANSYS, Inc.*	742	240,549
Avast plc(a)	5,440	45,874
BlackBerry Ltd.*	4,010	27,524
Blackline, Inc.*	392	29,521
Cerence, Inc.*	417	15,058
Check Point Software Technologies Ltd.*	409	59,256
Coupa Software, Inc.*	215	26,017
Crowdstrike Holdings, Inc., Class A*	272	53,097
CyberArk Software Ltd.*	240	40,834
DocuSign, Inc.*	256	30,318
Dropbox, Inc., Class A*	1,840	41,750
Fortinet, Inc.*	184	63,392
HubSpot, Inc.*	439	230,475
Lightspeed Commerce, Inc.*	750	19,704
Mandiant Corp.*	2,720	53,856
Marathon Digital Holdings, Inc.*	916	23,221
Microsoft Corp.	2,349	701,858
MicroStrategy, Inc., Class A*	65	28,795
Mimecast Ltd.*	563	44,775
NortonLifeLock, Inc.	1,902	55,120
Nuance Communications, Inc.*	1,570	87,166
Nutanix, Inc., Class A*	1,352	36,098
Oracle Corp.	2,601	197,598
Palo Alto Networks, Inc.*	128	76,064
Paylocity Holding Corp.*	179	38,027
PTC, Inc.*	401	44,623
Q2 Holdings, Inc.*	538	34,997
Qualys, Inc.*	353	44,234
Rapid7, Inc.*	358	37,039
RingCentral, Inc., Class A*	193	25,252
Riot Blockchain, Inc.*	1,433	24,690
Sailpoint Technologies Holdings, Inc.*	819	33,882
salesforce.com, Inc.*	2,645	556,852
Sangfor Technologies, Inc., Class A	1,600	36,888
SAP SE	969	110,083
ServiceNow, Inc.*	261	151,359
Sprout Social, Inc., Class A*	867	56,450
Tenable Holdings, Inc.*	864	47,831
Trade Desk, Inc. (The), Class A*	572	48,803
Varonis Systems, Inc.*	806	35,142
VMware, Inc., Class A	391	45,872
Weimob, Inc.*(a)	34,125	22,358
Workday, Inc., Class A*	253	57,950
		4,304,998
Specialty Retail - 0.2%
GameStop Corp., Class A*	549	67,714

Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	5,108	843,433
HTC Corp.*	15,219	31,432
NetApp, Inc.	540	42,325

MSCI Transformational Changes ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Samsung Electronics Co. Ltd., GDR(a)	88	132,396
		1,049,586
TOTAL COMMON STOCKS (Cost $37,663,018)		33,204,416

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.1%

REPURCHASE AGREEMENTS(c) - 0.1%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $35,551 (Cost $35,550)	35,550	35,550

Total Investments - 100.0% (Cost $37,698,568)		33,239,966
Other assets less liabilities - 0.0%(d)		11,735
Net Assets - 100.0%		33,251,701

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Security fair valued as of February 28, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at February 28, 2022 amounted to $22,942, which represents approximately 0.07% of net assets of the Fund.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	Represents less than 0.05% of net assets.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

MSCI Transformational Changes ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

MSCI Transformational Changes ETF invested, as a percentage of net assets, in the following countries as of February 28, 2022:

United States	79.5%
China	7.1%
Switzerland	4.4%
Germany	2.7%
Ireland	2.1%
Taiwan	1.2%
Netherlands	0.7%
Singapore	0.5%
South Korea	0.4%
Brazil	0.3%
Sweden	0.3%
Israel	0.3%
Canada	0.2%
United Kingdom	0.1%
Hong Kong	0.1%
Other[a]	0.1%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

Nanotechnology ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.7%

Biotechnology - 5.5%
Genetron Holdings Ltd., ADR*	5,150	17,253
Moderna, Inc.*	394	60,518
Novavax, Inc.*	913	76,117
		153,888
Chemicals - 4.3%
Advanced Nano Products Co. Ltd.	628	28,309
Nanocms Co. Ltd.*	248	9,695
Nanofilm Technologies International Ltd.(a)	38,452	79,984
		117,988
Electrical Equipment - 2.8%
Nissin Electric Co. Ltd.	6,250	78,991

Electronic Equipment, Instruments & Components - 7.2%
nLight, Inc.*	2,504	40,815
Oxford Instruments plc	3,341	119,444
Park Systems Corp.	388	38,402
		198,661
Life Sciences Tools & Services - 8.3%
Agilent Technologies, Inc.	863	112,501
Bruker Corp.	1,692	119,066
		231,567
Semiconductors & Semiconductor Equipment - 64.6%
Advanced Micro Devices, Inc.*	1,131	139,497
Applied Materials, Inc.	994	133,395
ASML Holding NV	168	112,815
Axcelis Technologies, Inc.*	1,946	134,702
Entegris, Inc.	966	126,044
Intel Corp.	2,775	132,367
KLA Corp.	364	126,854
Lam Research Corp.	242	135,847
NeoPhotonics Corp.*	3,024	46,297
Onto Innovation, Inc.*	1,717	148,023
QD Laser, Inc.*	2,019	8,482
SUESS MicroTec SE*	1,109	21,537
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,175	125,737
Tower Semiconductor Ltd.*	4,266	199,862
Ultra Clean Holdings, Inc.*	2,591	118,694
Veeco Instruments, Inc.*	2,918	83,367
		1,793,520
Technology Hardware, Storage & Peripherals - 7.0%
Canon, Inc.	6,060	142,242
Nano Dimension Ltd., ADR*	14,865	52,622
		194,864
TOTAL COMMON STOCKS (Cost $3,110,503)		2,769,479
Total Investments - 99.7% (Cost $3,110,503)		2,769,479
Other assets less liabilities - 0.3%		7,034
Net Assets - 100.0%		2,776,513

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

Abbreviations
ADR	American Depositary Receipt

Nanotechnology ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Nanotechnology ETF invested, as a percentage of net assets, in the following countries as of February 28, 2022:

United States	62.4%
Israel	9.1%
Japan	8.3%
Taiwan	4.5%
United Kingdom	4.3%
Netherlands	4.1%
Singapore	2.9%
South Korea	2.7%
Germany	0.8%
China	0.6%
Other[a]	0.3%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

Nasdaq-100 Dorsey Wright Momentum ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.9%

Automobiles - 4.2%
Tesla, Inc.*	1,161	1,010,569

Commercial Services & Supplies - 4.8%
Cintas Corp.	3,041	1,141,348

Electric Utilities - 4.9%
Constellation Energy Corp.	6,764	311,009
Exelon Corp.	20,284	863,287
		1,174,296
Food & Staples Retailing - 5.2%
Costco Wholesale Corp.	2,395	1,243,604

Health Care Equipment & Supplies - 4.6%
Dexcom, Inc.*	2,659	1,100,587

Hotels, Restaurants & Leisure - 5.2%
Marriott International, Inc., Class A*	7,377	1,255,123

Interactive Media & Services - 8.1%
Alphabet, Inc., Class A*	433	1,169,594
Meta Platforms, Inc., Class A*	3,652	770,681
		1,940,275
IT Services - 4.8%
Paychex, Inc.	9,551	1,137,142

Multiline Retail - 5.4%
Dollar Tree, Inc.*	9,032	1,283,267

Semiconductors & Semiconductor Equipment - 28.5%
Applied Materials, Inc.	8,305	1,114,531
Broadcom, Inc.	2,113	1,241,261
KLA Corp.	3,017	1,051,424
Marvell Technology, Inc.	15,665	1,070,389
NVIDIA Corp.	4,786	1,167,066
QUALCOMM, Inc.	6,944	1,194,299
		6,838,970
Software - 14.6%
Intuit, Inc.	2,124	1,007,562
Palo Alto Networks, Inc.*	2,224	1,321,612
Synopsys, Inc.*	3,729	1,164,902
		3,494,076
Specialty Retail - 4.8%
O'Reilly Automotive, Inc.*	1,785	1,158,893

Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	7,028	1,160,463

TOTAL COMMON STOCKS (Cost $23,632,700)		23,938,613

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.1%

REPURCHASE AGREEMENTS(a) - 0.1%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $15,006 (Cost $15,005)	15,005	15,005

Total Investments - 100.0% (Cost $23,647,705)		23,953,618
Other assets less liabilities - 0.0%(b)		7,298
Net Assets - 100.0%		23,960,916

*	Non-income producing security.
(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	Represents less than 0.05% of net assets.

On-Demand ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.9%

Entertainment - 59.6%
Activision Blizzard, Inc.	1,993	162,430
Bilibili, Inc., Class Z*	1,981	60,080
Capcom Co. Ltd.	1,496	36,110
CD Projekt SA	592	23,748
Electronic Arts, Inc.	913	118,772
Embracer Group AB*	5,517	47,760
Krafton, Inc.*	223	54,714
NCSoft Corp.	143	52,747
Netflix, Inc.*	190	74,959
Netmarble Corp.(a)	197	16,794
Nexon Co. Ltd.	4,172	90,288
Pearl Abyss Corp.*	254	20,090
ROBLOX Corp., Class A*	1,004	51,776
Spotify Technology SA*	501	78,251
Square Enix Holdings Co. Ltd.	756	36,562
Take-Two Interactive Software, Inc.*	689	111,618
Tencent Music Entertainment Group, ADR*	7,452	40,166
Ubisoft Entertainment SA*	915	49,604
Wemade Co. Ltd.	161	14,609
Zynga, Inc., Class A*	9,643	87,559
		1,228,637
Interactive Media & Services - 7.4%
Bumble, Inc., Class A*	754	19,325
fuboTV, Inc.*	1,105	9,448
JOYY, Inc., ADR	565	26,154
Snap, Inc., Class A*	2,443	97,573
		152,500
Internet & Direct Marketing Retail - 15.2%
Dada Nexus Ltd., ADR*	2,109	17,526
Deliveroo plc*(a)	7,912	13,676
Delivery Hero SE*(a)	988	52,963
DoorDash, Inc., Class A*	726	76,194
Just Eat Takeaway.com NV*(a)	1,772	71,964
Meituan*(a)	3,695	81,422
		313,745
Leisure Products - 5.0%
Peloton Interactive, Inc., Class A*	2,577	74,888
Sega Sammy Holdings, Inc.	1,555	28,255
		103,143
Road & Rail - 10.5%
Lyft, Inc., Class A*	2,632	102,490
Uber Technologies, Inc.*	3,190	114,936
		217,426
Semiconductors & Semiconductor Equipment - 2.2%
Ambarella, Inc.*	317	44,288

TOTAL COMMON STOCKS (Cost $3,002,294)		2,059,739
Total Investments - 99.9% (Cost $3,002,294)		2,059,739
Other assets less liabilities - 0.1%		2,652
Net Assets - 100.0%		2,062,391

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

Abbreviations
ADR	American Depositary Receipt

On-Demand ETF
Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

On-Demand ETF invested, as a percentage of net assets, in the following countries as of February 28, 2022:

United States	55.6%
China	9.6%
Japan	9.3%
South Korea	7.7%
Luxembourg	3.8%
Netherlands	3.5%
Germany	2.6%
France	2.4%
Sweden	2.3%
Singapore	1.3%
Poland	1.1%
United Kingdom	0.7%
Other[a]	0.1%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

Online Retail ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 100.1%

Entertainment - 2.6%
Sea Ltd., ADR*	89,828	13,078,957

Health Care Equipment & Supplies - 2.0%
Figs, Inc., Class A*	607,102	9,974,686

Internet & Direct Marketing Retail - 95.3%
1-800-Flowers.com, Inc., Class A*	699,488	10,828,074
Alibaba Group Holding Ltd., ADR*	517,515	54,437,403
Amazon.com, Inc.*	39,749	122,079,514
BARK, Inc.*(a)	3,413,140	10,751,391
Betterware de Mexico SAB de CV	577,969	10,322,526
Cango, Inc., ADR(a)	305,562	1,035,855
CarParts.com, Inc.*	1,276,698	10,685,962
Chewy, Inc., Class A*(a)	312,760	14,743,506
ContextLogic, Inc., Class A*(a)	4,850,063	11,494,649
Coupang, Inc.*	290,792	7,711,804
Dada Nexus Ltd., ADR*	106,979	888,995
DoorDash, Inc., Class A*	108,200	11,355,590
eBay, Inc.	437,649	23,891,259
Etsy, Inc.*	101,477	15,717,773
Farfetch Ltd., Class A*	90,811	1,729,950
Fiverr International Ltd.*(a)	14,622	1,153,822
Global-e Online Ltd.*	36,561	1,430,998
Groupon, Inc.*(a)	441,201	9,582,886
JD.com, Inc., ADR*	254,311	18,216,297
Lands' End, Inc.*	579,323	9,825,318
Liquidity Services, Inc.*	591,328	10,188,581
MercadoLibre, Inc.*	8,288	9,337,675
Overstock.com, Inc.*(a)	220,481	12,545,369
Ozon Holdings plc, ADR*(b)	60,354	560,085
PetMed Express, Inc.(a)	387,988	10,456,277
Pinduoduo, Inc., ADR*	202,165	10,484,277
Poshmark, Inc., Class A*(a)	762,615	11,378,216
Quotient Technology, Inc.*	1,544,936	10,258,375
Qurate Retail, Inc., Series A	1,690,757	9,316,071
RealReal, Inc. (The)*	1,357,358	12,094,060
Revolve Group, Inc.*	201,605	9,562,125
Shutterstock, Inc.	117,597	10,646,056
Stitch Fix, Inc., Class A*	852,240	10,695,612
Uxin Ltd., ADR*	983,931	1,013,449
Vipshop Holdings Ltd., ADR*	159,740	1,384,946
Wayfair, Inc., Class A*(a)	94,985	13,380,537
		491,185,283
Personal Products - 0.2%
Yatsen Holding Ltd., ADR*(a)	690,529	939,119

TOTAL COMMON STOCKS (Cost $791,269,506)		515,178,045

SECURITIES LENDING REINVESTMENTS(c) - 7.6%

INVESTMENT COMPANIES - 7.6%
BlackRock Liquidity FedFund, Institutional Class
0.03% (Cost $39,356,120)	39,356,120	39,356,120

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.0%(d)

REPURCHASE AGREEMENTS(e) - 0.0%(d)
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $226,849 (Cost $226,848)	226,848	226,848

Total Investments - 107.7% (Cost $830,852,474)		554,761,013
Liabilities in excess of other assets - (7.7%)		(39,493,736)
Net Assets - 100.0%		515,267,277

Online Retail ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at February 28, 2022. The total value of securities on loan at February 28, 2022 was $47,023,795, collateralized in the form of cash with a value of $39,356,120 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $7,702,652 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from March 10, 2022 – November 15, 2051. The total value of collateral is $47,058,772.
(b)	Security fair valued as of February 28, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at February 28, 2022 amounted to $560,085, which represents approximately 0.11% of net assets of the Fund.
(c)	The security was purchased with cash collateral held from securities on loan at February 28, 2022. The total value of securities purchased was $39,356,120.
(d)	Represents less than 0.05% of net assets.
(e)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations
ADR	American Depositary Receipt

Pet Care ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.7%

Distributors - 0.0%(a)
Arata Corp.	2,214	77,032

Diversified Consumer Services - 0.7%
Rover Group, Inc.*	296,341	1,692,107

Food Products - 14.2%
Freshpet, Inc.*	171,893	16,369,370
General Mills, Inc.	80,314	5,415,573
J M Smucker Co. (The)	14,029	1,890,408
Nestle SA (Registered)	86,968	11,358,660
		35,034,011
Health Care Equipment & Supplies - 14.6%
Heska Corp.*	41,683	5,918,986
IDEXX Laboratories, Inc.*	48,378	25,754,028
Vimian Group AB*	518,973	2,898,357
Zomedica Corp.*	3,985,650	1,435,233
		36,006,604
Health Care Providers & Services - 7.9%
AmerisourceBergen Corp.	19,857	2,830,218
Covetrus, Inc.*	423,270	7,500,344
CVS Group plc	289,760	6,530,379
Patterson Cos., Inc.	11,524	344,568
PetIQ, Inc.*	120,052	2,381,832
		19,587,341
Household Products - 6.5%
Central Garden & Pet Co., Class A*	165,741	7,299,234
Colgate-Palmolive Co.	112,349	8,645,255
		15,944,489
Insurance - 5.6%
Anicom Holdings, Inc.	295,241	1,890,118
Trupanion, Inc.*	133,913	12,002,622
		13,892,740
Internet & Direct Marketing Retail - 8.2%
BARK, Inc.*	313,767	988,366
Chewy, Inc., Class A*	362,353	17,081,321
PetMed Express, Inc.	81,998	2,209,846
		20,279,533
Pharmaceuticals - 29.4%
Dechra Pharmaceuticals plc	433,688	23,958,213
Elanco Animal Health, Inc.*	60,473	1,718,038
Merck & Co., Inc.	145,920	11,174,554
SwedenCare AB	451,355	4,519,673
Virbac SA	17,126	7,028,125
Zoetis, Inc.	124,962	24,198,891
		72,597,494
Specialty Retail - 12.6%
Musti Group OYJ*	128,093	3,375,171
Pet Center Comercio e Participacoes SA	1,338,810	4,545,254
Pet Valu Holdings Ltd.	107,394	2,609,653
Petco Health & Wellness Co., Inc.*	615,249	10,779,163
Pets at Home Group plc	1,987,721	9,727,493
		31,036,734
TOTAL COMMON STOCKS (Cost $304,186,787)		246,148,085

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.2%

REPURCHASE AGREEMENTS(b) - 0.2%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $489,379 (Cost $489,379)	489,379	489,379

Total Investments - 99.9% (Cost $304,676,166)		246,637,464
Other assets less liabilities - 0.1%		151,512
Net Assets - 100.0%		246,788,976

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Pet Care ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Pet Care ETF invested, as a percentage of net assets, in the following countries as of February 28, 2022:

United States	67.9%
United Kingdom	16.3%
Switzerland	4.6%
Sweden	3.0%
France	2.8%
Brazil	1.8%
Finland	1.4%
Canada	1.1%
Japan	0.8%
Other[a]	0.3%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

RAFITM Long/Short

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 87.2%

Aerospace & Defense - 1.7%
Boeing Co. (The)*	85	17,454
Curtiss-Wright Corp.	6	885
General Dynamics Corp.	45	10,550
Hexcel Corp.	9	521
Howmet Aerospace, Inc.	58	2,083
Huntington Ingalls Industries, Inc.	9	1,840
L3Harris Technologies, Inc.	22	5,551
Lockheed Martin Corp.	32	13,882
Northrop Grumman Corp.	20	8,843
Raytheon Technologies Corp.	140	14,378
Spirit AeroSystems Holdings, Inc., Class A	27	1,350
Textron, Inc.	46	3,364
TransDigm Group, Inc.*	6	4,000
Woodward, Inc.	4	498
		85,199
Air Freight & Logistics - 0.7%
Atlas Air Worldwide Holdings, Inc.*	10	784
CH Robinson Worldwide, Inc.	26	2,514
Expeditors International of Washington, Inc.	16	1,654
FedEx Corp.	39	8,668
GXO Logistics, Inc.*	22	1,846
Hub Group, Inc., Class A*	10	844
United Parcel Service, Inc., Class B	84	17,675
		33,985
Airlines - 0.1%
Alaska Air Group, Inc.*	9	505
American Airlines Group, Inc.*	69	1,190
Delta Air Lines, Inc.*	52	2,076
JetBlue Airways Corp.*	27	412
Southwest Airlines Co.*	23	1,008
United Airlines Holdings, Inc.*	42	1,865
		7,056
Auto Components - 0.3%
Adient plc*	38	1,701
American Axle & Manufacturing Holdings, Inc.*	88	815
Aptiv plc*	17	2,200
Autoliv, Inc.	16	1,408
BorgWarner, Inc.	46	1,886
Dana, Inc.	45	838
Gentex Corp.	20	605
Goodyear Tire & Rubber Co. (The)*	104	1,611
Lear Corp.	17	2,675
Tenneco, Inc., Class A*	42	810
Visteon Corp.*	10	1,202
		15,751
Automobiles - 1.4%
Ford Motor Co.	2,285	40,125
General Motors Co.*	469	21,912
Harley-Davidson, Inc.	45	1,858
Tesla, Inc.*	3	2,611
Thor Industries, Inc.	10	905
		67,411
Banks - 7.5%
Associated Banc-Corp.	38	927
Bank of America Corp.	1,414	62,499
Bank of Hawaii Corp.	6	517
Bank OZK	19	893
BankUnited, Inc.	17	751
BOK Financial Corp.	7	719
Cadence Bank	14	443
Cathay General Bancorp	13	611
Citigroup, Inc.	690	40,869
Citizens Financial Group, Inc.	104	5,452
Columbia Banking System, Inc.	9	330
Comerica, Inc.	30	2,865
Commerce Bancshares, Inc.	11	790
Credicorp Ltd.	16	2,420
Cullen/Frost Bankers, Inc.	10	1,407
East West Bancorp, Inc.	17	1,488
Fifth Third Bancorp	145	6,937
First Citizens BancShares, Inc., Class A	3	2,365
First Hawaiian, Inc.	20	581
First Horizon Corp.	59	1,385
First Republic Bank	10	1,733
FNB Corp.	85	1,142
Fulton Financial Corp.	35	631
Glacier Bancorp, Inc.	9	499
Hancock Whitney Corp.	20	1,114
Home BancShares, Inc.	20	468
Huntington Bancshares, Inc.	262	4,066
Investors Bancorp, Inc.	46	770
JPMorgan Chase & Co.	483	68,489
KeyCorp	191	4,788
M&T Bank Corp.	26	4,738
Old National Bancorp	55	1,005
PacWest Bancorp	36	1,779
People's United Financial, Inc.	88	1,855
Pinnacle Financial Partners, Inc.	10	1,011
PNC Financial Services Group, Inc. (The)	75	14,944
Popular, Inc.	20	1,837
Prosperity Bancshares, Inc.	13	968
Regions Financial Corp.	191	4,620
Signature Bank	4	1,380
Simmons First National Corp., Class A	17	485
SVB Financial Group*	3	1,818
Synovus Financial Corp.	23	1,211
Texas Capital Bancshares, Inc.*	10	666
Truist Financial Corp.	191	11,884
UMB Financial Corp.	7	713
Umpqua Holdings Corp.	56	1,196
United Bankshares, Inc.	20	732
US Bancorp	273	15,435
Valley National Bancorp	71	992
Webster Financial Corp.	30	1,806
Wells Fargo & Co.	1,427	76,159
Western Alliance Bancorp	7	656
Wintrust Financial Corp.	10	994
Zions Bancorp NA	29	2,056
		368,889
Beverages - 1.4%
Brown-Forman Corp., Class B	10	652
Coca-Cola Co. (The)	425	26,452
Coca-Cola Europacific Partners plc	49	2,509
Constellation Brands, Inc., Class A	14	3,019
Keurig Dr Pepper, Inc.	59	2,282

RAFITM Long/Short
Schedule of Portfolio Investments
February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Molson Coors Beverage Co., Class B	67	3,496
Monster Beverage Corp.*	12	1,013
PepsiCo, Inc.	169	27,672
		67,095
Biotechnology - 1.4%
AbbVie, Inc.	168	24,825
Amgen, Inc.	67	15,174
Biogen, Inc.*	23	4,853
BioMarin Pharmaceutical, Inc.*	7	547
Gilead Sciences, Inc.	255	15,402
Incyte Corp.*	6	410
Regeneron Pharmaceuticals, Inc.*	7	4,329
United Therapeutics Corp.*	6	997
Vertex Pharmaceuticals, Inc.*	7	1,610
		68,147
Building Products - 0.6%
A O Smith Corp.	10	686
Allegion plc	7	801
Builders FirstSource, Inc.*	23	1,712
Carlisle Cos., Inc.	7	1,662
Carrier Global Corp.	152	6,822
Fortune Brands Home & Security, Inc.	13	1,130
Johnson Controls International plc	117	7,600
Lennox International, Inc.	3	801
Masco Corp.	25	1,401
Owens Corning	20	1,864
Resideo Technologies, Inc.*	29	746
Trane Technologies plc	19	2,925
UFP Industries, Inc.	10	857
Zurn Water Solutions Corp.	10	325
		29,332
Capital Markets - 2.6%
Affiliated Managers Group, Inc.	7	969
Ameriprise Financial, Inc.	16	4,797
Bank of New York Mellon Corp. (The)	204	10,843
BlackRock, Inc.	14	10,414
Cboe Global Markets, Inc.	10	1,173
Charles Schwab Corp. (The)	68	5,743
CME Group, Inc.	32	7,569
Evercore, Inc., Class A	4	508
FactSet Research Systems, Inc.	3	1,218
Federated Hermes, Inc.	19	621
Franklin Resources, Inc.	87	2,586
Goldman Sachs Group, Inc. (The)	59	20,136
Intercontinental Exchange, Inc.	36	4,612
Invesco Ltd.	121	2,570
Janus Henderson Group plc	36	1,209
Jefferies Financial Group, Inc.	59	2,097
KKR & Co., Inc.	52	3,126
Lazard Ltd., Class A	27	934
LPL Financial Holdings, Inc.	7	1,267
Moody's Corp.	7	2,254
Morgan Stanley	197	17,876
MSCI, Inc.	3	1,505
Nasdaq, Inc.	10	1,711
Northern Trust Corp.	32	3,645
Raymond James Financial, Inc.	22	2,412
S&P Global, Inc.	16	5,889
SEI Investments Co.	10	586
State Street Corp.	75	6,400
Stifel Financial Corp.	10	735
T. Rowe Price Group, Inc.	23	3,325
		128,730
Chemicals - 1.8%
Air Products and Chemicals, Inc.	16	3,781
Albemarle Corp.	10	1,959
Ashland Global Holdings, Inc.	10	923
Avient Corp.	12	629
Axalta Coating Systems Ltd.*	30	811
Cabot Corp.	10	732
Celanese Corp.	12	1,671
CF Industries Holdings, Inc.	40	3,248
Chemours Co. (The)	39	1,076
Corteva, Inc.	77	4,006
Dow, Inc.	111	6,545
DuPont de Nemours, Inc.	159	12,302
Eastman Chemical Co.	26	3,080
Ecolab, Inc.	17	2,996
Element Solutions, Inc.	32	787
FMC Corp.	10	1,172
HB Fuller Co.	10	684
Huntsman Corp.	48	1,941
International Flavors & Fragrances, Inc.	12	1,596
Linde plc	49	14,369
LyondellBasell Industries NV, Class A	71	6,903
Mosaic Co. (The)	77	4,037
Olin Corp.	36	1,854
PPG Industries, Inc.	29	3,870
RPM International, Inc.	13	1,099
Scotts Miracle-Gro Co. (The)	3	420
Sherwin-Williams Co. (The)	12	3,158
Trinseo plc	9	468
Westlake Corp.	7	772
		86,889
Commercial Services & Supplies - 0.4%
ABM Industries, Inc.	13	583
Brink's Co. (The)	6	421
Cintas Corp.	4	1,501
Clean Harbors, Inc.*	9	859
Copart, Inc.*	6	737
CoreCivic, Inc., REIT*	120	1,093
Deluxe Corp.	10	311
GEO Group, Inc. (The), REIT*	117	697
KAR Auction Services, Inc.*	38	702
Pitney Bowes, Inc.	94	468
Republic Services, Inc.	29	3,488
Stericycle, Inc.*	10	584
Waste Management, Inc.	48	6,931
		18,375
Communications Equipment - 0.8%
Arista Networks, Inc.*	7	859
Ciena Corp.*	13	890
Cisco Systems, Inc.	567	31,622
CommScope Holding Co., Inc.*	71	677
F5, Inc.*	4	803
Juniper Networks, Inc.	68	2,298
Motorola Solutions, Inc.	10	2,204
Viasat, Inc.*	9	411
		39,764
Construction & Engineering - 0.2%
AECOM	45	3,270

RAFITM Long/Short

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Dycom Industries, Inc.*	9	784
EMCOR Group, Inc.	10	1,155
Fluor Corp.*	81	1,754
MasTec, Inc.*	10	788
Quanta Services, Inc.	17	1,852
Valmont Industries, Inc.	3	649
		10,252
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	4	1,518
Summit Materials, Inc., Class A*	22	687
Vulcan Materials Co.	10	1,814
		4,019
Consumer Finance - 1.2%
Ally Financial, Inc.	106	5,289
American Express Co.	81	15,758
Capital One Financial Corp.	129	19,772
Discover Financial Services	61	7,530
Navient Corp.	94	1,655
OneMain Holdings, Inc.	16	816
PROG Holdings, Inc.*	7	214
SLM Corp.	48	946
Synchrony Financial	184	7,871
		59,851
Containers & Packaging - 0.5%
AptarGroup, Inc.	7	853
Avery Dennison Corp.	9	1,586
Ball Corp.	22	1,974
Berry Global Group, Inc.*	29	1,759
Crown Holdings, Inc.	20	2,453
Graphic Packaging Holding Co.	62	1,276
International Paper Co.	113	4,919
O-I Glass, Inc.*	46	588
Packaging Corp. of America	13	1,913
Sealed Air Corp.	23	1,544
Silgan Holdings, Inc.	13	544
Sonoco Products Co.	19	1,116
WestRock Co.	91	4,120
		24,645
Distributors - 0.2%
Genuine Parts Co.	29	3,543
LKQ Corp.	56	2,629
Pool Corp.	3	1,376
		7,548
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc.*	3	392
Graham Holdings Co., Class B	1	601
H&R Block, Inc.	51	1,265
Laureate Education, Inc., Class A	32	347
Service Corp. International	20	1,217
Terminix Global Holdings, Inc.*	12	511
		4,333
Diversified Financial Services - 1.4%
Apollo Global Management, Inc.	59	3,850
Berkshire Hathaway, Inc., Class B*	182	58,504
Equitable Holdings, Inc.	84	2,743
Voya Financial, Inc.	33	2,223
		67,320
Diversified Telecommunication Services - 2.3%
AT&T, Inc.	2,272	53,824
EchoStar Corp., Class A*	19	463
Liberty Global plc, Class A*	64	1,650
Liberty Global plc, Class C*	136	3,518
Liberty Latin America Ltd., Class A*	7	70
Liberty Latin America Ltd., Class C*	35	353
Lumen Technologies, Inc.	601	6,226
Verizon Communications, Inc.	904	48,518
		114,622
Electric Utilities - 2.4%
ALLETE, Inc.	10	629
Alliant Energy Corp.	42	2,453
American Electric Power Co., Inc.	104	9,428
Avangrid, Inc.	14	628
Constellation Energy Corp.	85	3,908
Duke Energy Corp.	155	15,564
Edison International	88	5,581
Entergy Corp.	49	5,155
Evergy, Inc.	56	3,495
Eversource Energy	55	4,499
Exelon Corp.	262	11,151
FirstEnergy Corp.	143	5,985
Hawaiian Electric Industries, Inc.	22	902
IDACORP, Inc.	10	1,039
NextEra Energy, Inc.	172	13,462
NRG Energy, Inc.	36	1,362
OGE Energy Corp.	46	1,727
PG&E Corp.*	178	2,024
Pinnacle West Capital Corp.	29	2,054
PNM Resources, Inc.	12	542
Portland General Electric Co.	23	1,168
PPL Corp.	205	5,365
Southern Co. (The)	187	12,112
Xcel Energy, Inc.	91	6,127
		116,360
Electrical Equipment - 0.6%
Acuity Brands, Inc.	7	1,277
AMETEK, Inc.	12	1,557
Eaton Corp. plc	55	8,486
Emerson Electric Co.	75	6,969
EnerSys	7	509
Generac Holdings, Inc.*	3	946
Hubbell, Inc.	7	1,248
nVent Electric plc	26	882
Regal Rexnord Corp.	10	1,604
Rockwell Automation, Inc.	10	2,666
Sensata Technologies Holding plc*	19	1,100
		27,244
Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp., Class A	33	2,508
Arrow Electronics, Inc.*	22	2,682
Avnet, Inc.	43	1,809
CDW Corp.	12	2,070
Coherent, Inc.*	3	793
Corning, Inc.	108	4,363
Flex Ltd.*	185	3,051
Insight Enterprises, Inc.*	9	936
IPG Photonics Corp.*	3	391
Jabil, Inc.	43	2,486
Keysight Technologies, Inc.*	9	1,416
National Instruments Corp.	10	402
Plexus Corp.*	7	570
Sanmina Corp.*	13	517
TD SYNNEX Corp.	10	1,018
TE Connectivity Ltd.	33	4,700

RAFITM Long/Short

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Teledyne Technologies, Inc.*	3	1,288
Trimble, Inc.*	12	837
TTM Technologies, Inc.*	38	478
Vishay Intertechnology, Inc.	22	422
Zebra Technologies Corp., Class A*	3	1,240
		33,977
Energy Equipment & Services - 0.8%
Baker Hughes Co.	237	6,963
Halliburton Co.	197	6,605
Helmerich & Payne, Inc.	51	1,848
Nabors Industries Ltd.*	10	1,255
NOV, Inc.	129	2,212
Oceaneering International, Inc.*	45	659
Patterson-UTI Energy, Inc.	98	1,414
Schlumberger NV	437	17,148
Transocean Ltd.*	462	1,636
		39,740
Entertainment - 0.7%
Activision Blizzard, Inc.	35	2,852
Cinemark Holdings, Inc.*	35	614
Electronic Arts, Inc.	16	2,081
Liberty Media Corp.-Liberty Formula One, Class A*	3	168
Liberty Media Corp.-Liberty Formula One, Class C*	20	1,215
Lions Gate Entertainment Corp., Class A*	10	154
Lions Gate Entertainment Corp., Class B*	23	328
Live Nation Entertainment, Inc.*	10	1,208
Netflix, Inc.*	6	2,367
Spotify Technology SA*	3	469
Take-Two Interactive Software, Inc.*	4	648
Walt Disney Co. (The)*	139	20,636
		32,740
Equity Real Estate Investment Trusts (REITs) - 3.0%
Alexandria Real Estate Equities, Inc.	10	1,894
American Campus Communities, Inc.	23	1,238
American Homes 4 Rent, Class A	22	836
American Tower Corp.	23	5,218
Apartment Income REIT Corp.	13	671
Apple Hospitality REIT, Inc.	71	1,256
AvalonBay Communities, Inc.	17	4,056
Boston Properties, Inc.	26	3,180
Brandywine Realty Trust	46	613
Brixmor Property Group, Inc.	65	1,633
Camden Property Trust	12	1,981
Corporate Office Properties Trust	19	498
Cousins Properties, Inc.	22	850
Crown Castle International Corp.	32	5,331
CubeSmart	19	916
CyrusOne, Inc.	10	904
DiamondRock Hospitality Co.*	59	564
Digital Realty Trust, Inc.	23	3,103
DigitalBridge Group, Inc.*	180	1,305
Douglas Emmett, Inc.	25	793
Duke Realty Corp.	33	1,749
EPR Properties	17	847
Equinix, Inc.	6	4,258
Equity Commonwealth*	16	425
Equity LifeStyle Properties, Inc.	12	896
Equity Residential	54	4,606
Essex Property Trust, Inc.	7	2,220
Extra Space Storage, Inc.	10	1,882
Federal Realty Investment Trust	10	1,176
First Industrial Realty Trust, Inc.	10	576
Gaming and Leisure Properties, Inc.	23	1,044
Healthcare Realty Trust, Inc.	19	496
Healthcare Trust of America, Inc., Class A	29	852
Healthpeak Properties, Inc.	81	2,516
Highwoods Properties, Inc.	20	872
Host Hotels & Resorts, Inc.*	185	3,380
Hudson Pacific Properties, Inc.	30	792
Invitation Homes, Inc.	54	2,041
Iron Mountain, Inc.	69	3,393
JBG SMITH Properties	19	507
Kilroy Realty Corp.	17	1,218
Kimco Realty Corp.	116	2,730
Lamar Advertising Co., Class A	12	1,309
Life Storage, Inc.	10	1,266
LXP Industrial Trust	46	711
Macerich Co. (The)	94	1,438
Medical Properties Trust, Inc.	56	1,139
Mid-America Apartment Communities, Inc.	12	2,455
National Retail Properties, Inc.	22	937
Omega Healthcare Investors, Inc.	30	845
Orion Office REIT, Inc.*	4	68
Outfront Media, Inc.	36	961
Paramount Group, Inc.	66	739
Park Hotels & Resorts, Inc.*	81	1,526
Pebblebrook Hotel Trust	30	675
Physicians Realty Trust	27	439
Piedmont Office Realty Trust, Inc., Class A	30	511
Prologis, Inc.	48	7,001
Public Storage	10	3,550
Rayonier, Inc.	16	635
Realty Income Corp.	68	4,494
Regency Centers Corp.	29	1,911
RLJ Lodging Trust	42	588
Ryman Hospitality Properties, Inc.*	9	793
Sabra Health Care REIT, Inc.	38	510
SBA Communications Corp.	3	910
Service Properties Trust	42	363
Simon Property Group, Inc.	51	7,016
SITE Centers Corp.	46	715
SL Green Realty Corp.	23	1,829
Spirit Realty Capital, Inc.	17	788
STAG Industrial, Inc.	14	545
STORE Capital Corp.	22	676
Sun Communities, Inc.	7	1,267
Sunstone Hotel Investors, Inc.*	66	698
UDR, Inc.	29	1,591
Uniti Group, Inc.	58	752
Ventas, Inc.	82	4,428
VICI Properties, Inc.	48	1,342
Vornado Realty Trust	51	2,207
Welltower, Inc.	81	6,747
Weyerhaeuser Co.	110	4,277
WP Carey, Inc.	23	1,780

RAFITM Long/Short

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Xenia Hotels & Resorts, Inc.*	23	426
		148,174
Food & Staples Retailing - 2.4%
BJ's Wholesale Club Holdings, Inc.*	35	2,200
Casey's General Stores, Inc.	6	1,129
Costco Wholesale Corp.	52	27,001
Kroger Co. (The)	388	18,158
Performance Food Group Co.*	36	2,017
Rite Aid Corp.*	113	1,035
Sprouts Farmers Market, Inc.*	30	854
Sysco Corp.	88	7,665
United Natural Foods, Inc.*	55	2,213
US Foods Holding Corp.*	85	3,323
Walgreens Boots Alliance, Inc.	309	14,242
Walmart, Inc.	263	35,547
		115,384
Food Products - 1.5%
Archer-Daniels-Midland Co.	113	8,865
B&G Foods, Inc.	14	414
Bunge Ltd.	49	5,123
Campbell Soup Co.	30	1,349
Conagra Brands, Inc.	80	2,798
Darling Ingredients, Inc.*	14	1,015
Flowers Foods, Inc.	35	959
General Mills, Inc.	107	7,215
Hershey Co. (The)	12	2,427
Hormel Foods Corp.	27	1,286
Ingredion, Inc.	16	1,420
J M Smucker Co. (The)	25	3,369
Kellogg Co.	48	3,069
Kraft Heinz Co. (The)	200	7,844
Lamb Weston Holdings, Inc.	10	664
McCormick & Co., Inc. (Non-Voting)	17	1,618
Mondelez International, Inc., Class A	181	11,852
Nomad Foods Ltd.*	19	478
Post Holdings, Inc.*	12	1,262
Sanderson Farms, Inc.	3	536
TreeHouse Foods, Inc.*	16	628
Tyson Foods, Inc., Class A	85	7,876
		72,067
Gas Utilities - 0.2%
Atmos Energy Corp.	19	2,086
National Fuel Gas Co.	16	996
New Jersey Resources Corp.	16	698
ONE Gas, Inc.	10	831
South Jersey Industries, Inc.	20	679
Southwest Gas Holdings, Inc.	14	993
Spire, Inc.	10	671
UGI Corp.	43	1,653
		8,607
Health Care Equipment & Supplies - 1.3%
Abbott Laboratories	94	11,338
Align Technology, Inc.*	1	511
Baxter International, Inc.	43	3,654
Becton Dickinson and Co.	22	5,968
Boston Scientific Corp.*	94	4,152
Cooper Cos., Inc. (The)	3	1,227
DENTSPLY SIRONA, Inc.	16	866
Edwards Lifesciences Corp.*	16	1,798
Envista Holdings Corp.*	25	1,200
Hologic, Inc.*	14	996
IDEXX Laboratories, Inc.*	1	532
Intuitive Surgical, Inc.*	9	2,613
Medtronic plc	145	15,224
ResMed, Inc.	6	1,481
STERIS plc	7	1,680
Stryker Corp.	19	5,004
Teleflex, Inc.	3	1,009
Zimmer Biomet Holdings, Inc.	17	2,162
		61,415
Health Care Providers & Services - 4.2%
Acadia Healthcare Co., Inc.*	14	794
AmerisourceBergen Corp.	54	7,697
Anthem, Inc.	49	22,141
Cardinal Health, Inc.	97	5,239
Centene Corp.*	127	10,493
Cigna Corp.	55	13,078
Community Health Systems, Inc.*	100	1,051
Covetrus, Inc.*	10	177
CVS Health Corp.	353	36,588
DaVita, Inc.*	19	2,143
Encompass Health Corp.	12	792
HCA Healthcare, Inc.	35	8,761
Henry Schein, Inc.*	25	2,159
Humana, Inc.	20	8,686
Laboratory Corp. of America Holdings*	12	3,255
McKesson Corp.	49	13,473
MEDNAX, Inc.*	25	587
Molina Healthcare, Inc.*	10	3,069
Owens & Minor, Inc.	35	1,545
Patterson Cos., Inc.	20	598
Premier, Inc., Class A	16	575
Quest Diagnostics, Inc.	22	2,888
Select Medical Holdings Corp.	19	440
Tenet Healthcare Corp.*	49	4,213
UnitedHealth Group, Inc.	107	50,918
Universal Health Services, Inc., Class B	13	1,871
		203,231
Health Care Technology - 0.0%(b)
Cerner Corp.	22	2,051
Change Healthcare, Inc.*	25	536
		2,587
Hotels, Restaurants & Leisure - 1.5%
Aramark	52	1,922
Bloomin' Brands, Inc.*	19	468
Booking Holdings, Inc.*	3	6,517
Brinker International, Inc.*	6	255
Carnival Corp.*	149	3,029
Chipotle Mexican Grill, Inc.*	1	1,523
Cracker Barrel Old Country Store, Inc.	6	806
Darden Restaurants, Inc.	14	2,033
Domino's Pizza, Inc.	3	1,297
Expedia Group, Inc.*	12	2,353
Hilton Grand Vacations, Inc.*	10	519
Hilton Worldwide Holdings, Inc.*	12	1,786
International Game Technology plc(c)	36	1,102
Las Vegas Sands Corp.*	61	2,614
Marriott International, Inc., Class A*	20	3,403

RAFITM Long/Short

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Marriott Vacations Worldwide Corp.	4	643
McDonald's Corp.	65	15,910
MGM Resorts International	80	3,543
Norwegian Cruise Line Holdings Ltd.*	78	1,520
Penn National Gaming, Inc.*	9	462
Royal Caribbean Cruises Ltd.*	39	3,148
Scientific Games Corp.*	10	629
Six Flags Entertainment Corp.*	17	742
Starbucks Corp.	74	6,792
Texas Roadhouse, Inc.	6	569
Travel + Leisure Co.	13	729
Vail Resorts, Inc.	3	782
Wyndham Hotels & Resorts, Inc.	9	778
Wynn Resorts Ltd.*	12	1,038
Yum China Holdings, Inc.	25	1,301
Yum! Brands, Inc.	25	3,065
		71,278
Household Durables - 0.5%
DR Horton, Inc.	36	3,074
Garmin Ltd.	12	1,325
KB Home	13	502
Leggett & Platt, Inc.	26	964
Lennar Corp., Class A	36	3,236
Lennar Corp., Class B	3	227
MDC Holdings, Inc.	9	399
Meritage Homes Corp.*	10	986
Mohawk Industries, Inc.*	13	1,830
Newell Brands, Inc.	74	1,757
PulteGroup, Inc.	42	2,086
Taylor Morrison Home Corp.*	29	856
Tempur Sealy International, Inc.	14	462
Toll Brothers, Inc.	23	1,248
Tri Pointe Homes, Inc.*	38	850
Tupperware Brands Corp.*	14	255
Whirlpool Corp.	16	3,220
		23,277
Household Products - 1.1%
Church & Dwight Co., Inc.	16	1,565
Clorox Co. (The)	10	1,458
Colgate-Palmolive Co.	80	6,156
Kimberly-Clark Corp.	48	6,247
Procter & Gamble Co. (The)	256	39,908
Spectrum Brands Holdings, Inc.	10	928
		56,262
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp. (The)	120	2,548
Vistra Corp.	121	2,761
		5,309
Industrial Conglomerates - 1.0%
3M Co.	77	11,446
General Electric Co.	247	23,591
Honeywell International, Inc.	62	11,764
Roper Technologies, Inc.	7	3,138
		49,939
Insurance - 3.5%
Aflac, Inc.	161	9,835
Alleghany Corp.*	3	1,986
Allstate Corp. (The)	81	9,911
American Equity Investment Life Holding Co.	33	1,244
American Financial Group, Inc.	16	2,166
American International Group, Inc.	230	14,085
Aon plc, Class A	12	3,506
Arch Capital Group Ltd.*	72	3,392
Arthur J Gallagher & Co.	16	2,531
Assurant, Inc.	13	2,206
Assured Guaranty Ltd.	29	1,797
Axis Capital Holdings Ltd.	19	1,038
Brighthouse Financial, Inc.*	33	1,725
Brown & Brown, Inc.	16	1,082
Chubb Ltd.	71	14,458
Cincinnati Financial Corp.	27	3,315
CNO Financial Group, Inc.	35	846
Everest Re Group Ltd.	10	2,982
Fidelity National Financial, Inc.	48	2,287
First American Financial Corp.	27	1,810
Genworth Financial, Inc., Class A*	268	1,088
Globe Life, Inc.	17	1,716
Hanover Insurance Group, Inc. (The)	10	1,395
Hartford Financial Services Group, Inc. (The)	101	7,017
Kemper Corp.	9	481
Lincoln National Corp.	72	4,854
Loews Corp.	36	2,208
Markel Corp.*	3	3,729
Marsh & McLennan Cos., Inc.	42	6,527
MetLife, Inc.	227	15,334
Old Republic International Corp.	90	2,372
Primerica, Inc.	4	520
Principal Financial Group, Inc.	56	3,956
Progressive Corp. (The)	74	7,839
Prudential Financial, Inc.	90	10,049
Reinsurance Group of America, Inc.	17	1,885
RenaissanceRe Holdings Ltd.	7	1,055
Selective Insurance Group, Inc.	10	832
Travelers Cos., Inc. (The)	62	10,653
Unum Group	103	2,876
W R Berkley Corp.	25	2,258
Willis Towers Watson plc	12	2,668
		173,514
Interactive Media & Services - 1.8%
Alphabet, Inc., Class A*	12	32,414
Alphabet, Inc., Class C*	12	32,374
Match Group, Inc.*	4	446
Meta Platforms, Inc., Class A*	97	20,470
Twitter, Inc.*	22	782
Yandex NV, Class A*(d)	10	151
Ziff Davis, Inc.*	4	402
		87,039
Internet & Direct Marketing Retail - 0.7%
Amazon.com, Inc.*	10	30,713
eBay, Inc.	39	2,129
Qurate Retail, Inc., Series A	183	1,008
		33,850
IT Services - 2.1%
Accenture plc, Class A	42	13,273
Akamai Technologies, Inc.*	12	1,299
Alliance Data Systems Corp.	19	1,282
Amdocs Ltd.	16	1,259
Automatic Data Processing, Inc.	29	5,929
Broadridge Financial Solutions, Inc.	9	1,316

RAFITM Long/Short

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Cognizant Technology Solutions Corp., Class A	54	4,651
Concentrix Corp.	6	1,199
DXC Technology Co.*	104	3,539
EPAM Systems, Inc.*	1	208
Euronet Worldwide, Inc.*	4	513
Fidelity National Information Services, Inc.	55	5,238
Fiserv, Inc.*	48	4,688
FleetCor Technologies, Inc.*	4	937
Gartner, Inc.*	3	841
Genpact Ltd.	16	669
Global Payments, Inc.	16	2,134
GoDaddy, Inc., Class A*	7	584
International Business Machines Corp.	231	28,300
Jack Henry & Associates, Inc.	4	707
Kyndryl Holdings, Inc.*	43	682
Mastercard, Inc., Class A	16	5,773
Maximus, Inc.	7	552
Paychex, Inc.	29	3,453
PayPal Holdings, Inc.*	19	2,127
Sabre Corp.*	69	754
Twilio, Inc., Class A*	3	524
Visa, Inc., Class A	43	9,293
Western Union Co. (The)	67	1,218
WEX, Inc.*	3	506
		103,448
Leisure Products - 0.1%
Brunswick Corp.	10	955
Hasbro, Inc.	16	1,553
Mattel, Inc.*	58	1,449
Polaris, Inc.	10	1,215
		5,172
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	12	1,564
Avantor, Inc.*	22	763
Bio-Rad Laboratories, Inc., Class A*	3	1,878
Charles River Laboratories International, Inc.*	3	874
Danaher Corp.	26	7,135
ICON plc*	6	1,428
Illumina, Inc.*	3	980
IQVIA Holdings, Inc.*	12	2,761
Mettler-Toledo International, Inc.*	1	1,409
PerkinElmer, Inc.	6	1,078
Syneos Health, Inc.*	10	792
Thermo Fisher Scientific, Inc.	16	8,704
Waters Corp.*	3	950
West Pharmaceutical Services, Inc.	3	1,161
		31,477
Machinery - 1.4%
AGCO Corp.	10	1,202
Allison Transmission Holdings, Inc.	20	799
Caterpillar, Inc.	59	11,067
Colfax Corp.*	17	684
Crane Co.	7	708
Cummins, Inc.	22	4,491
Deere & Co.	25	9,000
Donaldson Co., Inc.	10	543
Dover Corp.	14	2,196
Flowserve Corp.	20	607
Fortive Corp.	22	1,424
Graco, Inc.	10	721
Greenbrier Cos., Inc. (The)	9	400
IDEX Corp.	4	768
Illinois Tool Works, Inc.	27	5,841
Ingersoll Rand, Inc.	12	606
ITT, Inc.	10	879
Kennametal, Inc.	12	380
Lincoln Electric Holdings, Inc.	7	892
Meritor, Inc.*	16	570
Middleby Corp. (The)*	7	1,243
Nordson Corp.	3	679
Oshkosh Corp.	12	1,332
Otis Worldwide Corp.	43	3,368
PACCAR, Inc.	62	5,692
Parker-Hannifin Corp.	10	2,964
Pentair plc	16	927
Snap-on, Inc.	9	1,892
Stanley Black & Decker, Inc.	19	3,091
Terex Corp.	13	537
Timken Co. (The)	10	656
Toro Co. (The)	7	657
Trinity Industries, Inc.	17	491
Westinghouse Air Brake Technologies Corp.	22	2,042
Xylem, Inc.	12	1,067
		70,416
Marine - 0.0%(b)
Kirby Corp.*	14	912

Media - 1.4%
Altice USA, Inc., Class A*	56	647
AMC Networks, Inc., Class A*	7	290
Charter Communications, Inc., Class A*	16	9,628
Comcast Corp., Class A	657	30,721
Discovery, Inc., Class A*	14	393
Discovery, Inc., Class C*	33	923
DISH Network Corp., Class A*	64	2,045
Fox Corp., Class A	59	2,468
Fox Corp., Class B	27	1,033
Gray Television, Inc.	23	539
iHeartMedia, Inc., Class A*	36	772
Interpublic Group of Cos., Inc. (The)	77	2,834
Liberty Broadband Corp., Class A*	1	145
Liberty Broadband Corp., Class C*	7	1,027
Liberty Media Corp.-Liberty SiriusXM, Class A*	16	806
Liberty Media Corp.-Liberty SiriusXM, Class C*	36	1,812
Loyalty Ventures, Inc.*	6	144
News Corp., Class A	55	1,228
News Corp., Class B	14	314
Nexstar Media Group, Inc., Class A	7	1,295
Omnicom Group, Inc.	52	4,362
Paramount Global, Class B	67	2,051
Sinclair Broadcast Group, Inc., Class A	14	420
TEGNA, Inc.	38	871
		66,768

RAFITM Long/Short

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Metals & Mining - 0.8%
Alcoa Corp.	77	5,801
Allegheny Technologies, Inc.*	26	669
Arconic Corp.*	39	1,197
Carpenter Technology Corp.	10	384
Commercial Metals Co.	30	1,156
Compass Minerals International, Inc.	9	528
Constellium SE*	30	583
Freeport-McMoRan, Inc.	78	3,662
Newmont Corp.	80	5,296
Nucor Corp.	77	10,135
Reliance Steel & Aluminum Co.	13	2,481
Steel Dynamics, Inc.	46	3,247
United States Steel Corp.	84	2,286
Warrior Met Coal, Inc.	26	819
		38,244
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
AGNC Investment Corp.	139	1,795
Annaly Capital Management, Inc.	347	2,415
Apollo Commercial Real Estate Finance, Inc.	39	509
Blackstone Mortgage Trust, Inc., Class A	29	922
Chimera Investment Corp.	88	1,071
Invesco Mortgage Capital, Inc.	173	377
MFA Financial, Inc.	183	743
New Residential Investment Corp.	185	1,920
New York Mortgage Trust, Inc.	119	418
PennyMac Mortgage Investment Trust	29	452
Redwood Trust, Inc.	49	509
Starwood Property Trust, Inc.	69	1,645
Two Harbors Investment Corp.	132	668
		13,444
Multiline Retail - 0.7%
Big Lots, Inc.	10	348
Dollar General Corp.	22	4,363
Dollar Tree, Inc.*	36	5,115
Kohl's Corp.	69	3,838
Macy's, Inc.	311	8,061
Nordstrom, Inc.*	52	1,079
Target Corp.	68	13,584
		36,388
Multi-Utilities - 1.2%
Ameren Corp.	46	3,954
Avista Corp.	17	759
Black Hills Corp.	13	910
CenterPoint Energy, Inc.	148	4,048
CMS Energy Corp.	51	3,264
Consolidated Edison, Inc.	94	8,062
Dominion Energy, Inc.	158	12,566
DTE Energy Co.	38	4,620
MDU Resources Group, Inc.	40	1,071
NiSource, Inc.	90	2,603
NorthWestern Corp.	12	726
Public Service Enterprise Group, Inc.	101	6,548
Sempra Energy	49	7,067
WEC Energy Group, Inc.	49	4,453
		60,651
Oil, Gas & Consumable Fuels - 7.1%
Antero Resources Corp.*	161	3,692
APA Corp.	84	2,993
Callon Petroleum Co.*	22	1,240
Cheniere Energy, Inc.	17	2,259
Chevron Corp.	463	66,672
CNX Resources Corp.*	48	784
ConocoPhillips	265	25,138
Coterra Energy, Inc.	90	2,100
Delek US Holdings, Inc.*	33	569
Devon Energy Corp.	67	3,990
Diamondback Energy, Inc.	35	4,834
DT Midstream, Inc.	17	903
EOG Resources, Inc.	87	9,998
EQT Corp.	69	1,597
Equitrans Midstream Corp.	98	628
Exxon Mobil Corp.	1,209	94,810
Hess Corp.	29	2,931
HollyFrontier Corp.*	65	1,979
Kinder Morgan, Inc.	646	11,240
Marathon Oil Corp.	288	6,497
Marathon Petroleum Corp.	255	19,857
Murphy Oil Corp.	78	2,704
Occidental Petroleum Corp.	357	15,612
ONEOK, Inc.	94	6,138
Ovintiv, Inc.	71	3,255
PBF Energy, Inc., Class A*	137	2,277
PDC Energy, Inc.	20	1,290
Peabody Energy Corp.*	145	2,514
Phillips 66	133	11,204
Pioneer Natural Resources Co.	17	4,073
SM Energy Co.	45	1,598
Southwestern Energy Co.*	163	813
Targa Resources Corp.	94	6,145
Valero Energy Corp.	178	14,865
Williams Cos., Inc. (The)	279	8,727
World Fuel Services Corp.	14	397
		346,323
Paper & Forest Products - 0.0%(b)
Louisiana-Pacific Corp.	10	720
Sylvamo Corp.*	6	209
		929
Personal Products - 0.1%
Coty, Inc., Class A*	66	605
Estee Lauder Cos., Inc. (The), Class A	9	2,667
Herbalife Nutrition Ltd.*	12	427
Nu Skin Enterprises, Inc., Class A	10	464
		4,163
Pharmaceuticals - 3.1%
Bristol-Myers Squibb Co.	244	16,756
Catalent, Inc.*	7	714
Elanco Animal Health, Inc.*	35	994
Eli Lilly & Co.	40	9,998
Jazz Pharmaceuticals plc*	7	962
Johnson & Johnson	269	44,269
Merck & Co., Inc.	314	24,046
Organon & Co.	27	1,008
Perrigo Co. plc	27	959
Pfizer, Inc.	1,020	47,879
Viatris, Inc.	273	3,006
Zoetis, Inc.	12	2,324
		152,915
Professional Services - 0.4%
ASGN, Inc.*	7	776

RAFITM Long/Short

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Booz Allen Hamilton Holding Corp.	13	1,049
CACI International, Inc., Class A*	4	1,119
CoStar Group, Inc.*	9	549
Equifax, Inc.	7	1,528
FTI Consulting, Inc.*	6	876
Jacobs Engineering Group, Inc.	14	1,722
KBR, Inc.	25	1,241
Leidos Holdings, Inc.	22	2,240
ManpowerGroup, Inc.	19	2,019
Nielsen Holdings plc	94	1,637
Robert Half International, Inc.	12	1,444
Science Applications International Corp.	10	877
TransUnion	10	908
Verisk Analytics, Inc.	6	1,064
		19,049
Real Estate Management & Development - 0.2%
CBRE Group, Inc., Class A*	45	4,358
Howard Hughes Corp. (The)*	6	574
Jones Lang LaSalle, Inc.*	10	2,462
Realogy Holdings Corp.*	51	927
Zillow Group, Inc., Class A*	1	57
Zillow Group, Inc., Class C*	1	58
		8,436
Road & Rail - 0.9%
AMERCO	1	578
Avis Budget Group, Inc.*	40	7,338
CSX Corp.	195	6,612
JB Hunt Transport Services, Inc.	10	2,029
Knight-Swift Transportation Holdings, Inc.	19	1,035
Landstar System, Inc.	3	463
Norfolk Southern Corp.	23	5,900
Old Dominion Freight Line, Inc.	4	1,256
Ryder System, Inc.	19	1,498
Uber Technologies, Inc.*	33	1,189
Union Pacific Corp.	62	15,249
Werner Enterprises, Inc.	12	521
XPO Logistics, Inc.*	20	1,454
		45,122
Semiconductors & Semiconductor Equipment - 2.5%
Advanced Micro Devices, Inc.*	31	3,797
Analog Devices, Inc.	32	5,129
Applied Materials, Inc.	40	5,368
Broadcom, Inc.	22	12,924
First Solar, Inc.*	10	753
Intel Corp.	599	28,572
KLA Corp.	10	3,485
Lam Research Corp.	6	3,368
Marvell Technology, Inc.	29	1,982
Microchip Technology, Inc.	29	2,040
Micron Technology, Inc.	149	13,240
MKS Instruments, Inc.	3	452
NVIDIA Corp.	26	6,340
NXP Semiconductors NV	16	3,042
ON Semiconductor Corp.*	36	2,254
Qorvo, Inc.*	9	1,231
QUALCOMM, Inc.	88	15,135
Skyworks Solutions, Inc.	10	1,382
Teradyne, Inc.	6	707
Texas Instruments, Inc.	56	9,519
Wolfspeed, Inc.*	4	411
		121,131
Software - 2.5%
Adobe, Inc.*	9	4,209
ANSYS, Inc.*	3	972
Avaya Holdings Corp.*	16	220
Black Knight, Inc.*	9	506
Cadence Design Systems, Inc.*	6	909
CDK Global, Inc.	9	408
Check Point Software Technologies Ltd.*	9	1,304
Citrix Systems, Inc.	6	615
Consensus Cloud Solutions, Inc.*	1	56
Intuit, Inc.	7	3,321
Microsoft Corp.	266	79,478
NCR Corp.*	33	1,337
NortonLifeLock, Inc.	116	3,362
Nuance Communications, Inc.*	10	555
Oracle Corp.	174	13,219
salesforce.com, Inc.*	26	5,474
ServiceNow, Inc.*	1	580
SS&C Technologies Holdings, Inc.	16	1,199
Synopsys, Inc.*	4	1,249
VMware, Inc., Class A	24	2,816
		121,789
Specialty Retail - 2.1%
Abercrombie & Fitch Co., Class A*	20	762
Advance Auto Parts, Inc.	10	2,045
American Eagle Outfitters, Inc.	29	611
Asbury Automotive Group, Inc.*	7	1,359
AutoNation, Inc.*	26	2,981
AutoZone, Inc.*	3	5,590
Bath & Body Works, Inc.	61	3,256
Bed Bath & Beyond, Inc.*	56	946
Best Buy Co., Inc.	43	4,155
Burlington Stores, Inc.*	4	903
CarMax, Inc.*	26	2,843
Designer Brands, Inc., Class A*	36	470
Dick's Sporting Goods, Inc.	12	1,260
Foot Locker, Inc.	27	854
GameStop Corp., Class A*	19	2,343
Gap, Inc. (The)	61	887
Group 1 Automotive, Inc.	9	1,637
Home Depot, Inc. (The)	90	28,425
Lithia Motors, Inc.	3	1,022
Lowe's Cos., Inc.	67	14,811
Murphy USA, Inc.	10	1,807
ODP Corp. (The)*	27	1,188
O'Reilly Automotive, Inc.*	4	2,597
Penske Automotive Group, Inc.	13	1,278
Ross Stores, Inc.	25	2,285
Sally Beauty Holdings, Inc.*	42	726
Signet Jewelers Ltd.	20	1,410
Sonic Automotive, Inc., Class A	10	537
TJX Cos., Inc. (The)	104	6,874
Tractor Supply Co.	10	2,038
Ulta Beauty, Inc.*	4	1,498
Urban Outfitters, Inc.*	16	440
Victoria's Secret & Co.*	20	1,073
Williams-Sonoma, Inc.	10	1,449
		102,360
Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	678	111,951

RAFITM Long/Short

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Dell Technologies, Inc., Class C*	46	2,344
Hewlett Packard Enterprise Co.	419	6,670
HP, Inc.	269	9,243
NetApp, Inc.	23	1,803
Seagate Technology Holdings plc	43	4,436
Western Digital Corp.*	71	3,617
Xerox Holdings Corp.	75	1,478
		141,542
Textiles, Apparel & Luxury Goods - 0.4%
Capri Holdings Ltd.*	26	1,761
Carter's, Inc.	9	870
Deckers Outdoor Corp.*	3	866
G-III Apparel Group Ltd.*	16	444
Hanesbrands, Inc.	75	1,159
Lululemon Athletica, Inc.*	3	960
NIKE, Inc., Class B	49	6,691
PVH Corp.	16	1,566
Ralph Lauren Corp.	9	1,188
Skechers USA, Inc., Class A*	22	1,012
Tapestry, Inc.	46	1,881
Under Armour, Inc., Class A*	16	286
Under Armour, Inc., Class C*	19	297
VF Corp.	33	1,915
		20,896
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	75	1,139
New York Community Bancorp, Inc.	139	1,604
Radian Group, Inc.	36	860
Washington Federal, Inc.	14	498
		4,101
Tobacco - 0.9%
Altria Group, Inc.	389	19,952
Philip Morris International, Inc.	227	22,943
		42,895
Trading Companies & Distributors - 0.4%
AerCap Holdings NV*	62	3,375
Air Lease Corp.	20	835
Applied Industrial Technologies, Inc.	7	708
Beacon Roofing Supply, Inc.*	14	836
Boise Cascade Co.	10	799
Fastenal Co.	42	2,161
GATX Corp.	7	747
MSC Industrial Direct Co., Inc., Class A	10	775
Triton International Ltd.	10	657
United Rentals, Inc.*	10	3,216
Univar Solutions, Inc.*	54	1,658
Watsco, Inc.	3	819
WESCO International, Inc.*	16	1,948
WW Grainger, Inc.	6	2,862
		21,396
Water Utilities - 0.1%
American Water Works Co., Inc.	14	2,115
Essential Utilities, Inc.	22	1,037
		3,152
Wireless Telecommunication Services - 0.2%
Telephone and Data Systems, Inc.	48	833
T-Mobile US, Inc.*	54	6,653
		7,486
TOTAL COMMON STOCKS (Cost $2,801,816)		4,261,812

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 6.7%

REPURCHASE AGREEMENTS(e) - 6.7%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $327,579 (Cost $327,577)	327,577	327,577

Total Investments - 93.9% (Cost $3,129,393)		4,589,389
Other assets less liabilities - 6.1%		295,702
Net Assets - 100.0%		4,885,091

RAFITM Long/Short

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $84,027.
(b)	Represents less than 0.05% of net assets.
(c)	The security or a portion of this security is on loan at February 28, 2022. The total value of securities on loan at February 28, 2022 was $735, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 3.88%, and maturity dates ranging from April 30, 2022 – August 15, 2049. The total value of collateral is $748.
(d)	Security fair valued as of February 28, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at February 28, 2022 amounted to $151, which represents approximately 0.00% of net assets of the Fund.
(e)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

RAFITM Long/Short had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(2,322,853)	3/7/2023	Goldman Sachs International	(0.33)%	Russell 1000 Total Return Index	18,258
289,148	3/7/2023	Goldman Sachs International	0.58%	FTSE RAFI US 1000 Total Return Index	605
(2,640,841)	3/7/2023	Societe Generale	0.17%	Russell 1000 Total Return Index	247,959
372,875	3/7/2023	Societe Generale	0.33%	FTSE RAFI US 1000 Total Return Index	(4,802)
(4,301,671)					262,020
				Total Unrealized Appreciation	266,822
				Total Unrealized Depreciation	(4,802)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Russell 2000 Dividend Growers ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.8%

Banks - 25.7%
Associated Banc-Corp.	452,175	11,028,548
Atlantic Union Bankshares Corp.	292,054	11,866,154
BancFirst Corp.	151,750	11,856,228
City Holding Co.	125,720	10,016,112
Community Bank System, Inc.	139,036	10,141,286
First Interstate BancSystem, Inc., Class A	248,618	10,093,891
First Merchants Corp.	247,917	10,843,890
Fulton Financial Corp.	620,266	11,177,193
Home BancShares, Inc.	411,296	9,628,439
Independent Bank Corp.	124,716	10,726,823
International Bancshares Corp.	238,843	10,272,638
Lakeland Bancorp, Inc.	550,685	9,934,357
Lakeland Financial Corp.	136,880	10,979,145
Northwest Bancshares, Inc.	715,113	10,068,791
Premier Financial Corp.	339,536	10,413,569
Sandy Spring Bancorp, Inc.	206,319	9,715,562
Simmons First National Corp., Class A	334,175	9,530,671
Southside Bancshares, Inc.	241,680	10,075,639
Tompkins Financial Corp.	126,419	9,999,743
United Bankshares, Inc.	281,710	10,316,220
Washington Trust Bancorp, Inc.	184,348	10,004,566
WesBanco, Inc.	296,565	10,836,485
		229,525,950
Building Products - 2.1%
Apogee Enterprises, Inc.	231,173	10,418,967
Griffon Corp.	374,235	8,626,117
		19,045,084
Capital Markets - 1.0%
Cohen & Steers, Inc.	111,880	9,091,369

Chemicals - 5.9%
Avient Corp.	177,847	9,317,404
Balchem Corp.	63,046	8,721,784
HB Fuller Co.	131,138	8,965,905
Quaker Chemical Corp.(a)	43,508	8,075,520
Sensient Technologies Corp.	104,077	8,547,844
Stepan Co.	85,560	8,865,727
		52,494,184
Commercial Services & Supplies - 5.3%
ABM Industries, Inc.	222,698	9,983,551
Brady Corp., Class A	189,937	8,752,297
Healthcare Services Group, Inc.	599,364	9,481,938
HNI Corp.	243,672	9,915,014
Matthews International Corp., Class A	274,416	9,105,123
		47,237,923
Electric Utilities - 3.4%
ALLETE, Inc.	162,733	10,242,415
PNM Resources, Inc.	220,040	9,939,207
Portland General Electric Co.	197,334	10,018,647
		30,200,269
Electronic Equipment, Instruments & Components - 1.1%
Badger Meter, Inc.	96,836	9,626,467

Equity Real Estate Investment Trusts (REITs) - 2.0%
STAG Industrial, Inc.	229,270	8,932,359
Terreno Realty Corp.	128,945	8,870,127
		17,802,486
Food & Staples Retailing - 2.8%
Andersons, Inc. (The)	297,640	13,572,384
SpartanNash Co.	413,868	11,646,245
		25,218,629
Food Products - 4.9%
Calavo Growers, Inc.	246,869	10,538,837
J & J Snack Foods Corp.	71,526	11,710,237
Lancaster Colony Corp.	66,518	11,188,993
Tootsie Roll Industries, Inc.	304,067	10,262,261
		43,700,328
Gas Utilities - 7.7%
Chesapeake Utilities Corp.	75,525	10,041,049
New Jersey Resources Corp.	259,140	11,303,687
Northwest Natural Holding Co.	223,807	11,640,202
South Jersey Industries, Inc.(a)	416,807	14,142,262
Southwest Gas Holdings, Inc.	149,360	10,595,598
Spire, Inc.	161,337	10,827,326
		68,550,124
Health Care Equipment & Supplies - 2.3%
Atrion Corp.	14,265	10,206,037
LeMaitre Vascular, Inc.	212,849	10,103,942
		20,309,979
Health Care Providers & Services - 1.2%
Ensign Group, Inc. (The)	131,912	11,085,884

Household Products - 1.1%
WD-40 Co.(a)	44,376	9,402,831

Insurance - 1.2%
Horace Mann Educators Corp.	264,853	11,015,236

Internet & Direct Marketing Retail - 1.1%
PetMed Express, Inc.(a)	367,861	9,913,854

Machinery - 6.6%
Douglas Dynamics, Inc.	248,918	9,145,247
Franklin Electric Co., Inc.	112,172	9,485,264
Hillenbrand, Inc.	209,466	9,993,623
Lindsay Corp.	66,727	8,755,250
Standex International Corp.	96,609	10,233,791
Trinity Industries, Inc.	379,625	10,955,978
		58,569,153
Media - 1.0%
John Wiley & Sons, Inc., Class A(a)	182,700	9,191,637

Metals & Mining - 3.5%
Kaiser Aluminum Corp.	106,824	10,308,516
Materion Corp.	117,768	9,839,516
Worthington Industries, Inc.	201,527	11,491,070
		31,639,102
Mortgage Real Estate Investment Trusts (REITs) - 1.1%
Arbor Realty Trust, Inc.	571,859	10,293,462

Multi-Utilities - 3.7%
Avista Corp.	253,595	11,317,945
Black Hills Corp.	151,360	10,593,686
NorthWestern Corp.	178,851	10,816,909
		32,728,540

Russell 2000 Dividend Growers ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Paper & Forest Products - 0.9%
Neenah, Inc.	212,803	8,288,677

Personal Products - 1.2%
Nu Skin Enterprises, Inc., Class A	224,200	10,400,638

Professional Services - 0.9%
Insperity, Inc.	87,402	7,861,810

Real Estate Management & Development - 1.1%
Kennedy-Wilson Holdings, Inc.	448,729	9,934,860

Thrifts & Mortgage Finance - 1.1%
Federal Agricultural Mortgage Corp., Class C	82,170	10,164,429

Tobacco - 1.2%
Universal Corp.	205,238	11,105,428

Trading Companies & Distributors - 3.5%
Applied Industrial Technologies, Inc.	101,643	10,276,108
GATX Corp.	98,832	10,538,456
McGrath RentCorp	128,254	10,424,485
		31,239,049
Water Utilities - 4.1%
American States Water Co.	103,948	8,748,264
California Water Service Group	152,415	8,676,986
Middlesex Water Co.	96,936	9,692,630
SJW Group	144,894	9,449,987
		36,567,867
Wireless Telecommunication Services - 1.1%
Telephone and Data Systems, Inc.(a)	549,761	9,538,353

TOTAL COMMON STOCKS (Cost $804,694,087)		891,743,602

SECURITIES LENDING REINVESTMENTS(b) - 0.6%

INVESTMENT COMPANIES - 0.6%
BlackRock Liquidity FedFund, Institutional Class 0.03%
(Cost $5,211,590)	5,211,590	5,211,590

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.2%

REPURCHASE AGREEMENTS(c) - 0.2%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $1,622,684 (Cost $1,622,683)	1,622,683	1,622,683

Total Investments - 100.6% (Cost $811,528,360)		898,577,875
Liabilities in excess of other assets - (0.6%)		(5,408,612)
Net Assets - 100.0%		893,169,263

(a)	The security or a portion of this security is on loan at February 28, 2022. The total value of securities on loan at February 28, 2022 was $15,917,338, collateralized in the form of cash with a value of $5,211,590 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $11,605,491 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from March 3, 2022 – August 15, 2051. The total value of collateral is $16,817,081.
(b)	The security was purchased with cash collateral held from securities on loan at February 28, 2022. The total value of securities purchased was $5,211,590.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Russell U.S. Dividend Growers ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.7%

Banks - 3.3%
Commerce Bancshares, Inc.	4,908	352,296
United Bankshares, Inc.	9,188	336,465
		688,761
Beverages - 4.8%
Brown-Forman Corp., Class B	4,551	296,862
Coca-Cola Co. (The)	6,068	377,672
PepsiCo, Inc.	1,972	322,895
		997,429
Building Products - 1.6%
Carlisle Cos., Inc.	1,388	329,511

Capital Markets - 2.7%
Franklin Resources, Inc.	10,190	302,949
S&P Global, Inc.	713	267,874
		570,823
Chemicals - 8.0%
Air Products and Chemicals, Inc.	1,126	266,074
HB Fuller Co.	4,276	292,350
PPG Industries, Inc.	2,027	270,503
RPM International, Inc.	3,475	293,881
Sherwin-Williams Co. (The)	949	249,710
Stepan Co.	2,791	289,204
		1,661,722
Commercial Services & Supplies - 4.5%
ABM Industries, Inc.	7,262	325,555
Brady Corp., Class A	6,194	285,420
MSA Safety, Inc.	2,279	317,009
		927,984
Containers & Packaging - 1.6%
Sonoco Products Co.	5,508	323,430

Distributors - 1.5%
Genuine Parts Co.	2,516	307,355

Diversified Telecommunication Services - 1.6%
AT&T, Inc.	13,852	328,154

Electric Utilities - 1.5%
MGE Energy, Inc.	4,291	309,038

Electrical Equipment - 1.6%
Emerson Electric Co.	3,599	334,419

Equity Real Estate Investment Trusts (REITs) - 1.4%
Federal Realty Investment Trust	2,554	300,299

Food & Staples Retailing - 5.0%
Sysco Corp.	4,642	404,318
Walgreens Boots Alliance, Inc.	6,984	321,893
Walmart, Inc.	2,362	319,248
		1,045,459
Food Products - 7.1%
Archer-Daniels-Midland Co.	5,196	407,626
Hormel Foods Corp.	7,605	362,302
Lancaster Colony Corp.	2,169	364,848
Tootsie Roll Industries, Inc.	9,916	334,665
		1,469,441
Gas Utilities - 3.4%
National Fuel Gas Co.	5,367	334,042
Northwest Natural Holding Co.	7,299	379,621
		713,663
Health Care Equipment & Supplies - 4.7%
Abbott Laboratories	2,494	300,826
Becton Dickinson and Co.	1,332	361,345
Medtronic plc	3,040	319,170
		981,341
Hotels, Restaurants & Leisure - 1.5%
McDonald's Corp.	1,302	318,691

Household Durables - 1.4%
Leggett & Platt, Inc.	7,784	288,631

Household Products - 6.0%
Clorox Co. (The)	1,931	281,520
Colgate-Palmolive Co.	4,232	325,652
Kimberly-Clark Corp.	2,400	312,360
Procter & Gamble Co. (The)	2,168	337,970
		1,257,502
Industrial Conglomerates - 1.3%
3M Co.	1,882	279,759

Insurance - 6.7%
Aflac, Inc.	5,988	365,807
Cincinnati Financial Corp.	2,804	344,303
Old Republic International Corp.	13,676	360,363
RLI Corp.	3,117	316,375
		1,386,848
IT Services - 1.4%
Automatic Data Processing, Inc.	1,414	289,078

Machinery - 7.2%
Dover Corp.	1,946	305,250
Illinois Tool Works, Inc.	1,377	297,900
Nordson Corp.	1,249	282,886
Stanley Black & Decker, Inc.	1,784	290,257
Tennant Co.	3,995	314,726
		1,491,019
Metals & Mining - 1.9%
Nucor Corp.	2,941	387,094

Multiline Retail - 1.3%
Target Corp.	1,311	261,898

Multi-Utilities - 3.3%
Black Hills Corp.	4,937	345,540
Consolidated Edison, Inc.	4,036	346,168
		691,708
Pharmaceuticals - 1.6%
Johnson & Johnson	2,040	335,723

Specialty Retail - 1.4%
Lowe's Cos., Inc.	1,306	288,704

Tobacco - 1.7%
Universal Corp.	6,692	362,104

Trading Companies & Distributors - 1.5%
WW Grainger, Inc.	660	314,860

Water Utilities - 5.7%
American States Water Co.	3,390	285,303
California Water Service Group	4,971	282,999

Russell U.S. Dividend Growers ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Middlesex Water Co.	3,162	316,168
SJW Group	4,724	308,099
		1,192,569
Wireless Telecommunication Services - 1.5%
Telephone and Data Systems, Inc.	17,954	311,502

TOTAL COMMON STOCKS (Cost $19,287,762)		20,746,519

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.1%

REPURCHASE AGREEMENTS(a) - 0.1%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $17,906 (Cost $17,906)	17,906	17,906

Total Investments - 99.8% (Cost $19,305,668)		20,764,425
Other assets less liabilities - 0.2%		36,230
Net Assets - 100.0%		20,800,655

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

S&P 500® Bond ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 98.5%

Aerospace & Defense - 4.2%
Boeing Co. (The)
3.20%, 3/1/2029	234,000	231,291
2.95%, 2/1/2030	165,000	157,729
5.71%, 5/1/2040	200,000	232,381
5.81%, 5/1/2050	20,000	23,737
Northrop Grumman Corp.
3.25%, 1/15/2028	200,000	204,527
Raytheon Technologies Corp.
4.50%, 6/1/2042	128,000	142,715
		992,380
Air Freight & Logistics - 0.8%
FedEx Corp.
4.95%, 10/17/2048	161,000	183,181

Airlines - 0.2%
Southwest Airlines Co.
5.13%, 6/15/2027	52,000	57,694

Automobiles - 1.6%
General Motors Co.
6.80%, 10/1/2027	250,000	294,609
5.00%, 10/1/2028	66,000	72,091
		366,700
Banks - 8.8%
Bank of America Corp.
4.20%, 8/26/2024	100,000	104,193
Series L, 3.95%, 4/21/2025	150,000	156,431
Series L, 4.18%, 11/25/2027	100,000	105,131
7.75%, 5/14/2038	100,000	144,469
Citigroup, Inc.
4.40%, 6/10/2025	10,000	10,501
3.20%, 10/21/2026	100,000	102,035
4.45%, 9/29/2027	100,000	106,874
4.65%, 7/23/2048	130,000	151,595
JPMorgan Chase & Co.
3.38%, 5/1/2023	101,000	102,880
2.70%, 5/18/2023	18,000	18,208
3.90%, 7/15/2025	154,000	161,223
2.95%, 10/1/2026	52,000	52,904
PNC Financial Services Group, Inc. (The)
2.55%, 1/22/2030	47,000	46,096
Truist Bank
2.25%, 3/11/2030	46,000	43,547
Truist Financial Corp.
2.20%, 3/16/2023	26,000	26,143
US Bancorp
1.38%, 7/22/2030	156,000	139,476
Wells Fargo & Co.
3.30%, 9/9/2024	168,000	172,325
3.00%, 2/19/2025	2,000	2,039
3.55%, 9/29/2025	164,000	169,773
3.00%, 4/22/2026	2,000	2,032
3.00%, 10/23/2026	250,000	253,779
		2,071,654
Beverages - 1.4%
Coca-Cola Co. (The)
1.45%, 6/1/2027	150,000	143,903
Molson Coors Beverage Co.
4.20%, 7/15/2046	32,000	31,940
PepsiCo, Inc.
3.00%, 10/15/2027	146,000	150,588
		326,431
Biotechnology - 5.0%
AbbVie, Inc.
3.75%, 11/14/2023	3,000	3,095
3.60%, 5/14/2025	160,000	165,385
3.20%, 5/14/2026	80,000	82,104
4.88%, 11/14/2048	200,000	229,132
4.25%, 11/21/2049	32,000	33,943
Amgen, Inc.
2.20%, 2/21/2027	244,000	240,829
1.65%, 8/15/2028	115,000	107,781
2.00%, 1/15/2032	135,000	123,231
Gilead Sciences, Inc.
3.65%, 3/1/2026	20,000	20,869
1.65%, 10/1/2030	1,000	908
4.75%, 3/1/2046	150,000	169,536
2.80%, 10/1/2050	3,000	2,523
		1,179,336
Building Products - 0.7%
Carrier Global Corp.
2.70%, 2/15/2031	160,000	154,699

Capital Markets - 4.5%
Charles Schwab Corp. (The)
0.75%, 3/18/2024	108,000	105,722
Goldman Sachs Group, Inc. (The)
3.85%, 1/26/2027	350,000	364,849
3.80%, 3/15/2030	150,000	156,088
6.75%, 10/1/2037	44,000	57,742
Morgan Stanley
Series F, 3.88%, 4/29/2024	100,000	103,356
3.13%, 7/27/2026	100,000	101,850
4.35%, 9/8/2026	155,000	164,689
		1,054,296
Chemicals - 0.6%
DuPont de Nemours, Inc.
4.21%, 11/15/2023	100,000	103,710
4.49%, 11/15/2025	46,000	49,042
		152,752
Consumer Finance - 1.8%
American Express Co.
3.40%, 2/22/2024	17,000	17,498
1.65%, 11/4/2026	154,000	148,991

S&P 500® Bond ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
Capital One Financial Corp.
3.80%, 1/31/2028	100,000	104,220
John Deere Capital Corp.
0.45%, 1/17/2024	147,000	143,781
		414,490
Diversified Financial Services - 0.8%
Berkshire Hathaway, Inc.
2.75%, 3/15/2023	176,000	178,238

Diversified Telecommunication Services - 8.6%
AT&T, Inc.
4.35%, 3/1/2029	250,000	271,669
4.30%, 2/15/2030	3,000	3,265
2.75%, 6/1/2031	316,000	307,135
3.30%, 2/1/2052	250,000	221,331
3.50%, 9/15/2053	233,000	212,704
3.50%, 2/1/2061	187,000	164,239
Verizon Communications, Inc.
3.50%, 11/1/2024	202,000	209,075
1.45%, 3/20/2026	2,000	1,933
4.13%, 3/16/2027	3,000	3,209
4.02%, 12/3/2029	2,000	2,146
5.25%, 3/16/2037	172, 000	206,852
4.86%, 8/21/2046	150,000	178,943
3.55%, 3/22/2051	2,000	1,930
3.70%, 3/22/2061	250,000	237,996
		2,022,427
Electric Utilities - 1.4%
NextEra Energy Capital Holdings, Inc.
2.25%, 6/1/2030	145,000	134,540
Southern Co. (The)
2.95%, 7/1/2023	128,000	129,616
Series A, 3.70%, 4/30/2030	70,000	72,203
		336,359
Electrical Equipment - 1.0%
Emerson Electric Co.
0.88%, 10/15/2026	250,000	236,125

Energy Equipment & Services - 0.4%
Halliburton Co.
2.92%, 3/1/2030	1,000	983
Schlumberger Investment SA
2.65%, 6/26/2030	100,000	97,070
		98,053
Entertainment - 1.6%
Walt Disney Co. (The)
1.75%, 8/30/2024	40,000	39,848
2.65%, 1/13/2031	118,000	116,715
2.75%, 9/1/2049	150,000	130,499
3.60%, 1/13/2051	100,000	100,993
		388,055
Equity Real Estate Investment Trusts (REITs) - 0.9%
American Tower Corp.
3.80%, 8/15/2029	36,000	37,250
Equinix, Inc.
3.20%, 11/18/2029	64,000	63,137
Simon Property Group LP
2.00%, 9/13/2024	100,000	99,757
		200,144
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.
1.60%, 4/20/2030	122,000	113,118
Sysco Corp.
6.60%, 4/1/2050	44,000	61,081
Walmart, Inc.
2.50%, 9/22/2041	100,000	91,541
2.65%, 9/22/2051	14,000	12,721
		278,461
Food Products - 1.1%
Conagra Brands, Inc.
5.40%, 11/1/2048	54,000	65,187
Mondelez International, Inc.
2.63%, 9/4/2050	92,000	77,517
Tyson Foods, Inc.
5.10%, 9/28/2048	100,000	119,798
		262,502
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories
4.90%, 11/30/2046	179,000	220,507
Becton Dickinson and Co.
3.70%, 6/6/2027	124,000	130,136
Boston Scientific Corp.
4.70%, 3/1/2049	100,000	113,360
		464,003
Health Care Providers & Services - 7.2%
Anthem, Inc.
3.13%, 5/15/2050	246,000	223,697
3.60%, 3/15/2051	2,000	1,958
Cigna Corp.
3.75%, 7/15/2023	4,000	4,105
4.13%, 11/15/2025	40,000	42,180
4.90%, 12/15/2048	201,000	227,226
CVS Health Corp.
3.75%, 4/1/2030	2,000	2,093
1.88%, 2/28/2031	166,000	150,851
4.78%, 3/25/2038	1,000	1,116
5.13%, 7/20/2045	183,000	211,608
5.05%, 3/25/2048	54,000	62,769
4.25%, 4/1/2050	150,000	160,071
HCA, Inc.
5.25%, 6/15/2049	250,000	283,629
UnitedHealth Group, Inc.
2.88%, 3/15/2023	100,000	101,731
2.38%, 8/15/2024	100,000	101,424
2.90%, 5/15/2050	121,000	110,462
		1,684,920
Hotels, Restaurants & Leisure - 0.9%
Booking Holdings, Inc.
4.63%, 4/13/2030	38,000	42,470

S&P 500® Bond ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
Expedia Group, Inc.
3.25%, 2/15/2030	27,000	26,625
Starbucks Corp.
2.55%, 11/15/2030	159,000	152,663
		221,758
Industrial Conglomerates - 1.2%
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/2035	200,000	224,786
Honeywell International, Inc.
2.80%, 6/1/2050	72,000	68,049
		292,835
Insurance - 0.8%
American International Group, Inc.
4.50%, 7/16/2044	127,000	140,572
Berkshire Hathaway Finance Corp.
4.25%, 1/15/2049	20,000	22,245
Prudential Financial, Inc.
3.70%, 3/13/2051	26,000	26,273
		189,090
Interactive Media & Services - 0.6%
Alphabet, Inc.
2.00%, 8/15/2026	150,000	150,297

Internet & Direct Marketing Retail - 3.0%
Amazon.com, Inc.
1.20%, 6/3/2027	144,000	136,972
1.50%, 6/3/2030	150,000	138,837
3.88%, 8/22/2037	2,000	2,189
2.50%, 6/3/2050	76,000	65,420
4.25%, 8/22/2057	250,000	289,140
2.70%, 6/3/2060	26,000	22,134
eBay, Inc.
3.65%, 5/10/2051	46,000	43,032
		697,724
IT Services - 4.3%
Fiserv, Inc.
2.65%, 6/1/2030	32,000	30,423
4.40%, 7/1/2049	150,000	159,504
Global Payments, Inc.
2.90%, 5/15/2030	100,000	96,200
International Business Machines Corp.
3.50%, 5/15/2029	250,000	261,987
1.95%, 5/15/2030	2,000	1,878
4.25%, 5/15/2049	51,000	55,844
Mastercard, Inc.
3.85%, 3/26/2050	62,000	67,215
PayPal Holdings, Inc.
2.40%, 10/1/2024	170,000	171,483
1.65%, 6/1/2025	12,000	11,767
Visa, Inc.
3.15%, 12/14/2025	150,000	155,408
2.70%, 4/15/2040	2,000	1,876
		1,013,585
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.
2.80%, 10/15/2041	100,000	91,846

Machinery - 0.5%
Caterpillar, Inc.
3.25%, 4/9/2050	120,000	117,671

Media - 3.2%
Comcast Corp.
3.95%, 10/15/2025	118,000	124,566
3.15%, 3/1/2026	250,000	258,969
2.65%, 2/1/2030	32,000	31,614
4.25%, 10/15/2030	28,000	30,703
3.75%, 4/1/2040	2,000	2,053
Discovery Communications LLC
4.65%, 5/15/2050	72,000	73,431
Fox Corp.
4.71%, 1/25/2029	2,000	2,182
5.58%, 1/25/2049	100,000	120,046
Paramount Global
4.20%, 5/19/2032	112,000	116,856
		760,420
Oil, Gas & Consumable Fuels - 5.0%
Chevron Corp.
2.24%, 5/11/2030	274,000	266,706
Exxon Mobil Corp.
3.04%, 3/1/2026	92,000	95,117
4.23%, 3/19/2040	240,000	263,686
4.33%, 3/19/2050	62,000	69,906
Kinder Morgan, Inc.
4.30%, 3/1/2028	100,000	106,655
MPLX LP
1.75%, 3/1/2026	193,000	185,097
2.65%, 8/15/2030	45,000	42,313
Phillips 66
3.30%, 3/15/2052	2,000	1,764
Pioneer Natural Resources Co.
2.15%, 1/15/2031	48,000	44,263
Valero Energy Corp.
3.65%, 12/1/2051	100,000	89,552
		1,165,059
Pharmaceuticals - 5.1%
Bristol-Myers Squibb Co.
0.54%, 11/13/2023	250,000	245,984
3.90%, 2/20/2028	122,000	131,426
3.40%, 7/26/2029	56,000	59,061
Johnson & Johnson
0.95%, 9/1/2027	150,000	141,725
3.70%, 3/1/2046	2,000	2,146
2.45%, 9/1/2060	2,000	1,658
Merck & Co., Inc.
0.75%, 2/24/2026	158,000	150,606
1.45%, 6/24/2030	150,000	136,931
4.00%, 3/7/2049	126,000	137,542

S&P 500® Bond ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
Pfizer, Inc.
1.75%, 8/18/2031	100,000	92,601
Utah Acquisition Sub, Inc.
3.95%, 6/15/2026	94,000	97,350
		1,197,030
Road & Rail - 0.1%
Norfolk Southern Corp.
3.05%, 5/15/2050	28,000	25,440

Semiconductors & Semiconductor Equipment - 2.3%
Broadcom, Inc.
4.15%, 11/15/2030	3,000	3,147
4.30%, 11/15/2032	2,000	2,107
Intel Corp.
3.90%, 3/25/2030	36,000	38,755
3.25%, 11/15/2049	20,000	18,684
4.75%, 3/25/2050	33,000	39,011
3.05%, 8/12/2051(a)	100,000	90,564
NVIDIA Corp.
2.85%, 4/1/2030	200,000	202,427
QUALCOMM, Inc.
3.25%, 5/20/2027	150,000	156,466
		551,161
Software - 5.7%
Microsoft Corp.
3.13%, 11/3/2025	181,000	188,645
3.30%, 2/6/2027	142,000	150,185
Oracle Corp.
2.40%, 9/15/2023	248,000	249,909
1.65%, 3/25/2026	310,000	297,222
2.95%, 4/1/2030	2,000	1,933
3.60%, 4/1/2040	2,000	1,807
4.00%, 7/15/2046	2,000	1,833
4.10%, 3/25/2061	250,000	225,880
salesforce.com, Inc.
2.90%, 7/15/2051	250,000	226,045
		1,343,459
Specialty Retail - 1.2%
Home Depot, Inc. (The)
2.95%, 6/15/2029	100,000	102,024
5.88%, 12/16/2036	2,000	2,641
2.38%, 3/15/2051	22,000	18,045
Lowe's Cos., Inc.
3.00%, 10/15/2050	179,000	155,337
		278,047
Technology Hardware, Storage & Peripherals - 5.1%
Apple, Inc.
2.40%, 5/3/2023	150,000	151,921
0.75%, 5/11/2023	50,000	49,692
3.45%, 5/6/2024	102,000	105,655
2.50%, 2/9/2025	100,000	101,680
3.20%, 5/13/2025	100,000	103,696
3.25%, 2/23/2026	62,000	64,767
3.85%, 5/4/2043	168,000	180,216
3.45%, 2/9/2045	100,000	102,025
4.65%, 2/23/2046	6,000	7,266
2.80%, 2/8/2061	1,000	868
2.85%, 8/5/2061	150,000	132,366
Hewlett Packard Enterprise Co.
6.35%, 10/15/2045(b)	122,000	145,205
HP, Inc.
6.00%, 9/15/2041	36,000	42,901
		1,188,258
Textiles, Apparel & Luxury Goods - 0.2%
NIKE, Inc.
3.25%, 3/27/2040	52,000	51,955

Tobacco - 1.3%
Altria Group, Inc.
2.45%, 2/4/2032	185,000	165,008
5.95%, 2/14/2049	24,000	26,652
Philip Morris International, Inc.
4.25%, 11/10/2044	100,000	103,025
		294,685
Wireless Telecommunication Services - 1.8%
T-Mobile USA, Inc.
3.50%, 4/15/2025	2,000	2,057
2.55%, 2/15/2031	250,000	233,717
3.00%, 2/15/2041	230,000	198,873
		434,647
TOTAL CORPORATE BONDS (Cost $24,564,746)		23,167,867
Total Investments - 98.5% (Cost $24,564,746)		23,167,867
Other assets less liabilities - 1.5%		358,081
Net Assets - 100.0%		23,525,948

(a)	The security or a portion of this security is on loan at February 28, 2022. The total value of securities on loan at February 28, 2022 was $86,036, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 3.88%, and maturity dates ranging from April 30, 2022 – August 15, 2049. The total value of collateral is $86,189.
(b)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of February 28, 2022.

S&P 500® Dividend Aristocrats ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.8%

Aerospace & Defense - 1.8%
General Dynamics Corp.	739,780	173,441,421

Air Freight & Logistics - 1.4%
Expeditors International of Washington, Inc.	1,295,298	133,882,001

Banks - 1.7%
People's United Financial, Inc.	7,970,543	168,019,046

Beverages - 4.7%
Brown-Forman Corp., Class B	2,315,148	151,017,104
Coca-Cola Co. (The)	2,554,925	159,018,532
PepsiCo, Inc.	883,777	144,709,646
		454,745,282
Biotechnology - 1.8%
AbbVie, Inc.	1,159,145	171,286,857

Building Products - 1.4%
A O Smith Corp.	1,944,578	133,359,159

Capital Markets - 4.3%
Franklin Resources, Inc.	4,834,142	143,719,042
S&P Global, Inc.	366,538	137,708,326
T. Rowe Price Group, Inc.	961,546	139,001,090
		420,428,458
Chemicals - 8.4%
Air Products and Chemicals, Inc.	541,683	127,999,693
Albemarle Corp.	722,883	141,605,551
Ecolab, Inc.	795,362	140,190,506
Linde plc	484,545	142,087,976
PPG Industries, Inc.	988,163	131,870,352
Sherwin-Williams Co. (The)	513,174	135,031,475
		818,785,553
Commercial Services & Supplies - 1.5%
Cintas Corp.	396,544	148,830,894

Containers & Packaging - 1.5%
Amcor plc	12,851,817	149,466,632

Distributors - 1.4%
Genuine Parts Co.	1,134,939	138,644,148

Electric Utilities - 1.5%
NextEra Energy, Inc.	1,870,047	146,368,579

Electrical Equipment - 1.6%
Emerson Electric Co.	1,646,531	152,995,661

Equity Real Estate Investment Trusts (REITs) - 4.5%
Essex Property Trust, Inc.	460,176	145,954,022
Federal Realty Investment Trust	1,245,275	146,419,435
Realty Income Corp.	2,239,349	147,998,575
		440,372,032
Food & Staples Retailing - 4.7%
Sysco Corp.	1,985,146	172,906,216
Walgreens Boots Alliance, Inc.	2,924,664	134,797,764
Walmart, Inc.	1,092,680	147,686,629
		455,390,609
Food Products - 4.9%
Archer-Daniels-Midland Co.	2,233,476	175,216,192
Hormel Foods Corp.	3,125,760	148,911,206
McCormick & Co., Inc. (Non-Voting)	1,626,779	154,820,558
		478,947,956
Gas Utilities - 1.7%
Atmos Energy Corp.	1,497,207	164,408,301

Health Care Equipment & Supplies - 4.8%
Abbott Laboratories	1,237,226	149,234,200
Becton Dickinson and Co.	589,297	159,864,490
Medtronic plc	1,470,047	154,340,235
		463,438,925
Health Care Providers & Services - 1.7%
Cardinal Health, Inc.	3,015,032	162,841,878

Hotels, Restaurants & Leisure - 1.5%
McDonald's Corp.	604,053	147,854,053

Household Products - 7.2%
Church & Dwight Co., Inc.	1,495,735	146,357,670
Clorox Co. (The)	865,748	126,217,401
Colgate-Palmolive Co.	1,830,934	140,890,371
Kimberly-Clark Corp.	1,080,348	140,607,292
Procter & Gamble Co. (The)	949,743	148,055,436
		702,128,170
Industrial Conglomerates - 3.0%
3M Co.	886,544	131,784,765
Roper Technologies, Inc.	352,617	158,049,992
		289,834,757
Insurance - 6.5%
Aflac, Inc.	2,491,775	152,222,535
Brown & Brown, Inc.	2,371,061	160,307,434
Chubb Ltd.	782,001	159,246,684
Cincinnati Financial Corp.	1,307,441	160,540,680
		632,317,333
IT Services - 3.0%
Automatic Data Processing, Inc.	701,947	143,506,045
International Business Machines Corp.	1,189,218	145,691,097
		289,197,142
Life Sciences Tools & Services - 1.6%
West Pharmaceutical Services, Inc.	399,443	154,616,396

Machinery - 7.1%
Caterpillar, Inc.	714,752	134,073,180
Dover Corp.	881,993	138,349,422
Illinois Tool Works, Inc.	643,921	139,305,869
Pentair plc	2,347,070	135,918,824
Stanley Black & Decker, Inc.	857,600	139,531,520
		687,178,815
Metals & Mining - 2.2%
Nucor Corp.	1,607,327	211,556,380

Multiline Retail - 1.4%
Target Corp.	694,502	138,740,665

Multi-Utilities - 1.6%
Consolidated Edison, Inc.	1,868,444	160,256,442

Oil, Gas & Consumable Fuels - 3.5%
Chevron Corp.	1,204,114	173,392,416

S&P 500® Dividend Aristocrats ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Exxon Mobil Corp.	2,104,602	165,042,889
		338,435,305
Pharmaceuticals - 1.6%
Johnson & Johnson	940,012	154,697,775

Specialty Retail - 1.5%
Lowe's Cos., Inc.	659,321	145,749,500

Textiles, Apparel & Luxury Goods - 1.3%
VF Corp.	2,252,505	130,690,340

Trading Companies & Distributors - 1.5%
WW Grainger, Inc.	310,068	147,921,040

TOTAL COMMON STOCKS (Cost $8,753,223,781)		9,706,827,505

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.1%

REPURCHASE AGREEMENTS(a) - 0.1%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $13,400,812 (Cost $13,400,800)	13,400,800	13,400,800

Total Investments - 99.9% (Cost $8,766,624,581)		9,720,228,305
Other assets less liabilities - 0.1%		8,840,782
Net Assets - 100.0%		9,729,069,087

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

S&P 500® Ex-Energy ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.7%

Aerospace & Defense - 1.7%
Boeing Co. (The)*	442	90,760
General Dynamics Corp.	185	43,373
Howmet Aerospace, Inc.	307	11,027
Huntington Ingalls Industries, Inc.	32	6,541
L3Harris Technologies, Inc.	157	39,613
Lockheed Martin Corp.	196	85,025
Northrop Grumman Corp.	119	52,614
Raytheon Technologies Corp.	1,197	122,932
Textron, Inc.	176	12,871
TransDigm Group, Inc.*	42	27,997
		492,753
Air Freight & Logistics - 0.7%
CH Robinson Worldwide, Inc.	104	10,055
Expeditors International of Washington, Inc.	135	13,953
FedEx Corp.	195	43,343
United Parcel Service, Inc., Class B	583	122,675
		190,026
Airlines - 0.2%
Alaska Air Group, Inc.*	100	5,614
American Airlines Group, Inc.*	518	8,936
Delta Air Lines, Inc.*	512	20,439
Southwest Airlines Co.*	473	20,717
United Airlines Holdings, Inc.*	259	11,500
		67,206
Auto Components - 0.1%
Aptiv plc*	216	27,959
BorgWarner, Inc.	192	7,874
		35,833
Automobiles - 2.4%
Ford Motor Co.	3,141	55,156
General Motors Co.*	1,161	54,242
Tesla, Inc.*	651	566,650
		676,048
Banks - 4.4%
Bank of America Corp.	5,761	254,636
Citigroup, Inc.	1,587	93,998
Citizens Financial Group, Inc.	341	17,875
Comerica, Inc.	105	10,026
Fifth Third Bancorp	547	26,169
First Republic Bank	143	24,776
Huntington Bancshares, Inc.	1,157	17,957
JPMorgan Chase & Co.	2,364	335,215
KeyCorp	745	18,677
M&T Bank Corp.	103	18,770
People's United Financial, Inc.	342	7,209
PNC Financial Services Group, Inc. (The)	338	67,347
Regions Financial Corp.	763	18,457
Signature Bank	48	16,555
SVB Financial Group*	47	28,482
Truist Financial Corp.	1,068	66,451
US Bancorp	1,079	61,007
Wells Fargo & Co.	3,189	170,197
Zions Bancorp NA	125	8,861
		1,262,665
Beverages - 1.6%
Brown-Forman Corp., Class B	146	9,524
Coca-Cola Co. (The)	3,109	193,504
Constellation Brands, Inc., Class A	131	28,246
Molson Coors Beverage Co., Class B	151	7,879
Monster Beverage Corp.*	300	25,320
PepsiCo, Inc.	1,106	181,097
		445,570
Biotechnology - 1.9%
AbbVie, Inc.	1,414	208,947
Amgen, Inc.	450	101,916
Biogen, Inc.*	117	24,688
Gilead Sciences, Inc.	1,003	60,581
Incyte Corp.*	150	10,245
Moderna, Inc.*	282	43,315
Regeneron Pharmaceuticals, Inc.*	85	52,561
Vertex Pharmaceuticals, Inc.*	203	46,694
		548,947
Building Products - 0.5%
A O Smith Corp.	107	7,338
Allegion plc	72	8,245
Carrier Global Corp.	693	31,102
Fortune Brands Home & Security, Inc.	109	9,472
Johnson Controls International plc	567	36,832
Masco Corp.	195	10,928
Trane Technologies plc	190	29,247
		133,164
Capital Markets - 3.1%
Ameriprise Financial, Inc.	89	26,681
Bank of New York Mellon Corp. (The)	608	32,315
BlackRock, Inc.	114	84,803
Cboe Global Markets, Inc.	85	9,970
Charles Schwab Corp. (The)	1,202	101,521
CME Group, Inc.	287	67,884
FactSet Research Systems, Inc.	30	12,183
Franklin Resources, Inc.	225	6,689
Goldman Sachs Group, Inc. (The)	271	92,490
Intercontinental Exchange, Inc.	451	57,782
Invesco Ltd.	273	5,799
MarketAxess Holdings, Inc.	30	11,443
Moody's Corp.	129	41,542
Morgan Stanley	1,148	104,170
MSCI, Inc.	66	33,112
Nasdaq, Inc.	94	16,088
Northern Trust Corp.	166	18,907
Raymond James Financial, Inc.	148	16,228
S&P Global, Inc.	284	106,523
State Street Corp.	292	24,916
T. Rowe Price Group, Inc.	180	26,021
		897,067
Chemicals - 1.8%
Air Products and Chemicals, Inc.	177	41,825
Albemarle Corp.	94	18,414
Celanese Corp.	87	12,117
CF Industries Holdings, Inc.	172	13,965
Corteva, Inc.	583	30,334
Dow, Inc.	591	34,845
DuPont de Nemours, Inc.	414	32,031
Eastman Chemical Co.	108	12,795
Ecolab, Inc.	199	35,076
FMC Corp.	101	11,842
International Flavors & Fragrances, Inc.	204	27,132

S&P 500® Ex-Energy ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Linde plc	410	120,228
LyondellBasell Industries NV, Class A	210	20,418
Mosaic Co. (The)	296	15,519
PPG Industries, Inc.	190	25,356
Sherwin-Williams Co. (The)	193	50,784
		502,681
Commercial Services & Supplies - 0.4%
Cintas Corp.	70	26,272
Copart, Inc.*	171	21,013
Republic Services, Inc.	167	20,087
Rollins, Inc.	181	5,906
Waste Management, Inc.	308	44,475
		117,753
Communications Equipment - 0.9%
Arista Networks, Inc.*	179	21,969
Cisco Systems, Inc.	3,373	188,112
F5, Inc.*	48	9,641
Juniper Networks, Inc.	260	8,785
Motorola Solutions, Inc.	135	29,758
		258,265
Construction & Engineering - 0.0%(a)
Quanta Services, Inc.	114	12,419

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	50	18,970
Vulcan Materials Co.	106	19,234
		38,204
Consumer Finance - 0.7%
American Express Co.	502	97,659
Capital One Financial Corp.	340	52,112
Discover Financial Services	234	28,885
Synchrony Financial	438	18,737
		197,393
Containers & Packaging - 0.3%
Amcor plc	1,226	14,258
Avery Dennison Corp.	66	11,629
Ball Corp.	259	23,243
International Paper Co.	310	13,494
Packaging Corp. of America	76	11,187
Sealed Air Corp.	118	7,921
WestRock Co.	214	9,688
		91,420
Distributors - 0.1%
Genuine Parts Co.	114	13,926
LKQ Corp.	214	10,047
Pool Corp.	32	14,675
		38,648
Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc., Class B*	1,465	470,924

Diversified Telecommunication Services - 1.1%
AT&T, Inc.	5,711	135,294
Lumen Technologies, Inc.	737	7,635
Verizon Communications, Inc.	3,312	177,755
		320,684
Electric Utilities - 1.7%
Alliant Energy Corp.	200	11,680
American Electric Power Co., Inc.	403	36,532
Constellation Energy Corp.	261	12,001
Duke Energy Corp.	615	61,752
Edison International	304	19,280
Entergy Corp.	161	16,939
Evergy, Inc.	183	11,421
Eversource Energy	275	22,495
Exelon Corp.	783	33,324
FirstEnergy Corp.	435	18,205
NextEra Energy, Inc.	1,569	122,805
NRG Energy, Inc.	196	7,417
Pinnacle West Capital Corp.	90	6,375
PPL Corp.	600	15,702
Southern Co. (The)	848	54,925
Xcel Energy, Inc.	431	29,019
		479,872
Electrical Equipment - 0.6%
AMETEK, Inc.	185	24,011
Eaton Corp. plc	319	49,219
Emerson Electric Co.	478	44,416
Generac Holdings, Inc.*	50	15,773
Rockwell Automation, Inc.	93	24,792
		158,211
Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp., Class A	478	36,333
CDW Corp.	109	18,798
Corning, Inc.	614	24,806
IPG Photonics Corp.*	29	3,780
Keysight Technologies, Inc.*	147	23,133
TE Connectivity Ltd.	261	37,174
Teledyne Technologies, Inc.*	37	15,887
Trimble, Inc.*	201	14,020
Zebra Technologies Corp., Class A*	43	17,774
		191,705
Entertainment - 1.6%
Activision Blizzard, Inc.	623	50,775
Electronic Arts, Inc.	226	29,400
Live Nation Entertainment, Inc.*(b)	108	13,049
Netflix, Inc.*	354	139,660
Take-Two Interactive Software, Inc.*	92	14,904
Walt Disney Co. (The)*	1,453	215,712
		463,500
Equity Real Estate Investment Trusts (REITs) - 2.6%
Alexandria Real Estate Equities, Inc.	113	21,402
American Tower Corp.	364	82,581
AvalonBay Communities, Inc.	112	26,722
Boston Properties, Inc.	114	13,943
Crown Castle International Corp.	346	57,640
Digital Realty Trust, Inc.	227	30,627
Duke Realty Corp.	305	16,165
Equinix, Inc.	72	51,101
Equity Residential	273	23,287
Essex Property Trust, Inc.	52	16,493
Extra Space Storage, Inc.	107	20,132
Federal Realty Investment Trust	56	6,585
Healthpeak Properties, Inc.	431	13,387
Host Hotels & Resorts, Inc.*	571	10,432
Iron Mountain, Inc.	232	11,410
Kimco Realty Corp.	493	11,600
Mid-America Apartment Communities, Inc.	92	18,824
Prologis, Inc.	591	86,197
Public Storage	122	43,312
Realty Income Corp.	452	29,873
Regency Centers Corp.	123	8,104

S&P 500® Ex-Energy ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
SBA Communications Corp.	87	26,395
Simon Property Group, Inc.	263	36,178
UDR, Inc.	232	12,730
Ventas, Inc.	319	17,226
Vornado Realty Trust	127	5,497
Welltower, Inc.	348	28,985
Weyerhaeuser Co.	599	23,289
		750,117
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	353	183,295
Kroger Co. (The)	541	25,319
Sysco Corp.	410	35,711
Walgreens Boots Alliance, Inc.	575	26,502
Walmart, Inc.	1,138	153,812
		424,639
Food Products - 1.0%
Archer-Daniels-Midland Co.	447	35,067
Campbell Soup Co.	162	7,285
Conagra Brands, Inc.	384	13,428
General Mills, Inc.	484	32,636
Hershey Co. (The)	116	23,462
Hormel Foods Corp.	226	10,767
J M Smucker Co. (The)	87	11,723
Kellogg Co.	205	13,108
Kraft Heinz Co. (The)	568	22,277
Lamb Weston Holdings, Inc.	117	7,772
McCormick & Co., Inc. (Non-Voting)	199	18,939
Mondelez International, Inc., Class A	1,116	73,076
Tyson Foods, Inc., Class A	236	21,868
		291,408
Gas Utilities - 0.0%(a)
Atmos Energy Corp.	106	11,640

Health Care Equipment & Supplies - 3.1%
Abbott Laboratories	1,414	170,557
ABIOMED, Inc.*	36	11,187
Align Technology, Inc.*	59	30,176
Baxter International, Inc.	400	33,988
Becton Dickinson and Co.	230	62,394
Boston Scientific Corp.*	1,140	50,354
Cooper Cos., Inc. (The)	39	15,952
DENTSPLY SIRONA, Inc.	175	9,474
Dexcom, Inc.*	78	32,285
Edwards Lifesciences Corp.*	499	56,073
Hologic, Inc.*	203	14,447
IDEXX Laboratories, Inc.*	68	36,200
Intuitive Surgical, Inc.*	285	82,744
Medtronic plc	1,076	112,969
ResMed, Inc.	117	28,870
STERIS plc	80	19,200
Stryker Corp.	269	70,841
Teleflex, Inc.	37	12,443
Zimmer Biomet Holdings, Inc.	167	21,241
		871,395
Health Care Providers & Services - 3.0%
AmerisourceBergen Corp.	120	17,104
Anthem, Inc.	194	87,659
Cardinal Health, Inc.	225	12,152
Centene Corp.*	467	38,584
Cigna Corp.	265	63,012
CVS Health Corp.	1,056	109,454
DaVita, Inc.*	52	5,864
HCA Healthcare, Inc.	192	48,060
Henry Schein, Inc.*	111	9,588
Humana, Inc.	103	44,735
Laboratory Corp. of America Holdings*	77	20,887
McKesson Corp.	122	33,545
Quest Diagnostics, Inc.	98	12,864
UnitedHealth Group, Inc.	753	358,330
Universal Health Services, Inc., Class B	58	8,348
		870,186
Health Care Technology - 0.1%
Cerner Corp.	235	21,914

Hotels, Restaurants & Leisure - 2.0%
Booking Holdings, Inc.*	33	71,684
Caesars Entertainment, Inc.*	171	14,396
Carnival Corp.*	643	13,072
Chipotle Mexican Grill, Inc.*	23	35,037
Darden Restaurants, Inc.	104	15,103
Domino's Pizza, Inc.	29	12,534
Expedia Group, Inc.*	117	22,945
Hilton Worldwide Holdings, Inc.*	223	33,196
Las Vegas Sands Corp.*	275	11,786
Marriott International, Inc., Class A*	219	37,261
McDonald's Corp.	598	146,372
MGM Resorts International	311	13,774
Norwegian Cruise Line Holdings Ltd.*(b)	296	5,769
Penn National Gaming, Inc.*	133	6,830
Royal Caribbean Cruises Ltd.*	179	14,449
Starbucks Corp.	944	86,650
Wynn Resorts Ltd.*	84	7,268
Yum! Brands, Inc.	234	28,684
		576,810
Household Durables - 0.4%
DR Horton, Inc.	261	22,290
Garmin Ltd.	122	13,474
Lennar Corp., Class A	217	19,504
Mohawk Industries, Inc.*	44	6,194
Newell Brands, Inc.	303	7,196
NVR, Inc.*	3	14,875
PulteGroup, Inc.	202	10,031
Whirlpool Corp.	49	9,862
		103,426
Household Products - 1.5%
Church & Dwight Co., Inc.	195	19,081
Clorox Co. (The)	98	14,288
Colgate-Palmolive Co.	674	51,864
Kimberly-Clark Corp.	269	35,010
Procter & Gamble Co. (The)	1,936	301,803
		422,046
Independent Power and Renewable Electricity Producers - 0.0%(a)
AES Corp. (The)	533	11,316

Industrial Conglomerates - 1.0%
3M Co.	461	68,528
General Electric Co.	879	83,953
Honeywell International, Inc.	551	104,552
Roper Technologies, Inc.	84	37,651
		294,684

S&P 500® Ex-Energy ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Insurance - 2.1%
Aflac, Inc.	487	29,751
Allstate Corp. (The)	229	28,020
American International Group, Inc.	664	40,663
Aon plc, Class A	176	51,417
Arthur J Gallagher & Co.	166	26,259
Assurant, Inc.	46	7,807
Brown & Brown, Inc.	187	12,643
Chubb Ltd.	344	70,052
Cincinnati Financial Corp.	120	14,735
Everest Re Group Ltd.	31	9,245
Globe Life, Inc.	74	7,471
Hartford Financial Services Group, Inc. (The)	272	18,899
Lincoln National Corp.	136	9,169
Loews Corp.	160	9,814
Marsh & McLennan Cos., Inc.	404	62,786
MetLife, Inc.	572	38,639
Principal Financial Group, Inc.	197	13,916
Progressive Corp. (The)	468	49,575
Prudential Financial, Inc.	302	33,721
Travelers Cos., Inc. (The)	197	33,850
W R Berkley Corp.	112	10,114
Willis Towers Watson plc	100	22,230
		600,776
Interactive Media & Services - 5.9%
Alphabet, Inc., Class A*	240	648,273
Alphabet, Inc., Class C*	224	604,312
Match Group, Inc.*	226	25,197
Meta Platforms, Inc., Class A*	1,892	399,269
Twitter, Inc.*	639	22,716
		1,699,767
Internet & Direct Marketing Retail - 3.9%
Amazon.com, Inc.*	349	1,071,870
eBay, Inc.	501	27,349
Etsy, Inc.*	101	15,644
		1,114,863
IT Services - 4.4%
Accenture plc, Class A	505	159,590
Akamai Technologies, Inc.*	130	14,074
Automatic Data Processing, Inc.	337	68,896
Broadridge Financial Solutions, Inc.	93	13,598
Cognizant Technology Solutions Corp., Class A	420	36,175
DXC Technology Co.*	202	6,874
EPAM Systems, Inc.*	45	9,349
Fidelity National Information Services, Inc.	487	46,377
Fiserv, Inc.*	475	46,393
FleetCor Technologies, Inc.*	65	15,223
Gartner, Inc.*	66	18,508
Global Payments, Inc.	232	30,944
International Business Machines Corp.	717	87,840
Jack Henry & Associates, Inc.	59	10,431
Mastercard, Inc., Class A	694	250,409
Paychex, Inc.	257	30,598
PayPal Holdings, Inc.*	940	105,214
VeriSign, Inc.*	77	16,456
Visa, Inc., Class A	1,341	289,817
		1,256,766
Leisure Products - 0.0%(a)
Hasbro, Inc.	104	10,093

Life Sciences Tools & Services - 1.9%
Agilent Technologies, Inc.	242	31,547
Bio-Rad Laboratories, Inc., Class A*	17	10,641
Bio-Techne Corp.	31	13,002
Charles River Laboratories International, Inc.*	40	11,646
Danaher Corp.	509	139,675
Illumina, Inc.*	125	40,825
IQVIA Holdings, Inc.*	153	35,208
Mettler-Toledo International, Inc.*	18	25,357
PerkinElmer, Inc.	101	18,141
Thermo Fisher Scientific, Inc.	315	171,360
Waters Corp.*	49	15,520
West Pharmaceutical Services, Inc.	59	22,838
		535,760
Machinery - 1.6%
Caterpillar, Inc.	433	81,222
Cummins, Inc.	114	23,270
Deere & Co.	226	81,365
Dover Corp.	115	18,039
Fortive Corp.	287	18,583
IDEX Corp.	61	11,706
Illinois Tool Works, Inc.	228	49,325
Ingersoll Rand, Inc.	326	16,470
Nordson Corp.	43	9,739
Otis Worldwide Corp.	340	26,632
PACCAR, Inc.	278	25,523
Parker-Hannifin Corp.	103	30,528
Pentair plc	132	7,644
Snap-on, Inc.	43	9,038
Stanley Black & Decker, Inc.	130	21,151
Westinghouse Air Brake Technologies Corp.	149	13,830
Xylem, Inc.	144	12,809
		456,874
Media - 1.1%
Charter Communications, Inc., Class A*	99	59,576
Comcast Corp., Class A	3,646	170,487
Discovery, Inc., Class A*	135	3,787
Discovery, Inc., Class C*	243	6,797
DISH Network Corp., Class A*(b)	200	6,392
Fox Corp., Class A	256	10,708
Fox Corp., Class B	118	4,515
Interpublic Group of Cos., Inc. (The)	315	11,592
News Corp., Class A	314	7,008
News Corp., Class B	97	2,176
Omnicom Group, Inc.	170	14,261
Paramount Global, Class B	485	14,846
		312,145
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	1,175	55,166
Newmont Corp.	638	42,236
Nucor Corp.	229	30,141
		127,543
Multiline Retail - 0.5%
Dollar General Corp.	187	37,090
Dollar Tree, Inc.*	180	25,574

S&P 500® Ex-Energy ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Target Corp.	390	77,910
		140,574
Multi-Utilities - 0.8%
Ameren Corp.	206	17,706
CenterPoint Energy, Inc.	503	13,757
CMS Energy Corp.	232	14,850
Consolidated Edison, Inc.	283	24,273
Dominion Energy, Inc.	648	51,535
DTE Energy Co.	155	18,847
NiSource, Inc.	314	9,084
Public Service Enterprise Group, Inc.	404	26,191
Sempra Energy	255	36,776
WEC Energy Group, Inc.	252	22,902
		235,921
Personal Products - 0.2%
Estee Lauder Cos., Inc. (The), Class A	185	54,821

Pharmaceuticals - 3.8%
Bristol-Myers Squibb Co.	1,775	121,889
Catalent, Inc.*	137	13,979
Eli Lilly & Co.	635	158,718
Johnson & Johnson	2,105	346,420
Merck & Co., Inc.	2,020	154,691
Organon & Co.	203	7,578
Pfizer, Inc.	4,489	210,714
Viatris, Inc.	967	10,647
Zoetis, Inc.	378	73,200
		1,097,836
Professional Services - 0.3%
Equifax, Inc.	98	21,397
Jacobs Engineering Group, Inc.	104	12,792
Leidos Holdings, Inc.	112	11,406
Nielsen Holdings plc	287	5,000
Robert Half International, Inc.	89	10,706
Verisk Analytics, Inc.	129	22,877
		84,178
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	268	25,956

Road & Rail - 1.0%
CSX Corp.	1,775	60,190
JB Hunt Transport Services, Inc.	67	13,597
Norfolk Southern Corp.	195	50,022
Old Dominion Freight Line, Inc.	75	23,552
Union Pacific Corp.	514	126,418
		273,779
Semiconductors & Semiconductor Equipment - 6.3%
Advanced Micro Devices, Inc.*	1,307	161,205
Analog Devices, Inc.	430	68,925
Applied Materials, Inc.	722	96,892
Broadcom, Inc.	329	193,268
Enphase Energy, Inc.*	108	18,004
Intel Corp.	3,252	155,120
KLA Corp.	121	42,168
Lam Research Corp.	113	63,433
Microchip Technology, Inc.	444	31,226
Micron Technology, Inc.	895	79,530
Monolithic Power Systems, Inc.	35	16,054
NVIDIA Corp.	1,999	487,456
NXP Semiconductors NV	213	40,496
Qorvo, Inc.*	88	12,037
QUALCOMM, Inc.	896	154,103
Skyworks Solutions, Inc.	132	18,238
SolarEdge Technologies, Inc.*	42	13,416
Teradyne, Inc.(b)	130	15,330
Texas Instruments, Inc.	739	125,623
		1,792,524
Software - 9.3%
Adobe, Inc.*	381	178,186
ANSYS, Inc.*	70	22,693
Autodesk, Inc.*	176	38,760
Cadence Design Systems, Inc.*	222	33,617
Ceridian HCM Holding, Inc.*	109	7,947
Citrix Systems, Inc.	100	10,250
Fortinet, Inc.*	109	37,553
Intuit, Inc.	226	107,208
Microsoft Corp.	6,006	1,794,533
NortonLifeLock, Inc.	465	13,476
Oracle Corp.	1,290	98,001
Paycom Software, Inc.*	38	12,890
PTC, Inc.*	84	9,347
salesforce.com, Inc.*	783	164,845
ServiceNow, Inc.*	159	92,207
Synopsys, Inc.*	122	38,112
Tyler Technologies, Inc.*	33	14,133
		2,673,758
Specialty Retail - 2.2%
Advance Auto Parts, Inc.	50	10,224
AutoZone, Inc.*	17	31,678
Bath & Body Works, Inc.	211	11,261
Best Buy Co., Inc.	177	17,105
CarMax, Inc.*	130	14,213
Home Depot, Inc. (The)	844	266,561
Lowe's Cos., Inc.	554	122,467
O'Reilly Automotive, Inc.*	54	35,059
Ross Stores, Inc.	284	25,955
TJX Cos., Inc. (The)	962	63,588
Tractor Supply Co.	91	18,545
Ulta Beauty, Inc.*	43	16,103
		632,759
Technology Hardware, Storage & Peripherals - 7.5%
Apple, Inc.	12,465	2,058,221
Hewlett Packard Enterprise Co.	1,046	16,652
HP, Inc.	922	31,680
NetApp, Inc.	179	14,030
Seagate Technology Holdings plc	164	16,918
Western Digital Corp.*	249	12,684
		2,150,185
Textiles, Apparel & Luxury Goods - 0.6%
NIKE, Inc., Class B	1,022	139,554
PVH Corp.	57	5,580
Ralph Lauren Corp.	39	5,150
Tapestry, Inc.	220	8,998
Under Armour, Inc., Class A*	151	2,701
Under Armour, Inc., Class C*	172	2,688
VF Corp.	261	15,143
		179,814
Tobacco - 0.7%
Altria Group, Inc.	1,470	75,396
Philip Morris International, Inc.	1,245	125,832
		201,228
Trading Companies & Distributors - 0.2%
Fastenal Co.	460	23,672
United Rentals, Inc.*	58	18,654

S&P 500® Ex-Energy ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
WW Grainger, Inc.	35	16,697
		59,023
Water Utilities - 0.1%
American Water Works Co., Inc.	145	21,908

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.*	469	57,785

TOTAL COMMON STOCKS (Cost $27,542,246)		28,537,175

SECURITIES LENDING REINVESTMENTS(c) - 0.0%(a)

INVESTMENT COMPANIES - 0.0%(a)
BlackRock Liquidity FedFund, Institutional Class 0.03%
(Cost $5,974)	5,974	5,974

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.2%

REPURCHASE AGREEMENTS(d) - 0.2%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $53,853 (Cost $53,853)	53,853	53,853

Total Investments - 99.9% (Cost $27,602,073)		28,597,002
Other assets less liabilities - 0.1%		32,151
Net Assets - 100.0%		28,629,153

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	The security or a portion of this security is on loan at February 28, 2022. The total value of securities on loan at February 28, 2022 was $33,241, collateralized in the form of cash with a value of $5,974 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $29,062 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 4.63%, and maturity dates ranging from April 15, 2022 – August 15, 2051. The total value of collateral is $35,036.
(c)	The security was purchased with cash collateral held from securities on loan at February 28, 2022. The total value of securities purchased was $5,974.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

S&P 500® Ex-Financials ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.7%

Aerospace & Defense - 1.9%
Boeing Co. (The)*	151	31,006
General Dynamics Corp.	63	14,770
Howmet Aerospace, Inc.	106	3,808
Huntington Ingalls Industries, Inc.	11	2,248
L3Harris Technologies, Inc.	54	13,625
Lockheed Martin Corp.	67	29,065
Northrop Grumman Corp.	41	18,128
Raytheon Technologies Corp.	410	42,107
Textron, Inc.	61	4,461
TransDigm Group, Inc.*	14	9,332
		168,550
Air Freight & Logistics - 0.7%
CH Robinson Worldwide, Inc.	36	3,480
Expeditors International of Washington, Inc.	46	4,755
FedEx Corp.	67	14,892
United Parcel Service, Inc., Class B	199	41,874
		65,001
Airlines - 0.3%
Alaska Air Group, Inc.*	35	1,965
American Airlines Group, Inc.*	178	3,071
Delta Air Lines, Inc.*	176	7,026
Southwest Airlines Co.*	163	7,139
United Airlines Holdings, Inc.*	90	3,996
		23,197
Auto Components - 0.1%
Aptiv plc*	74	9,578
BorgWarner, Inc.	67	2,748
		12,326
Automobiles - 2.7%
Ford Motor Co.	1,077	18,912
General Motors Co.*	399	18,641
Tesla, Inc.*	224	194,977
		232,530
Beverages - 1.8%
Brown-Forman Corp., Class B	51	3,327
Coca-Cola Co. (The)	1,066	66,348
Constellation Brands, Inc., Class A	45	9,703
Molson Coors Beverage Co., Class B	53	2,765
Monster Beverage Corp.*	104	8,778
PepsiCo, Inc.	379	62,057
		152,978
Biotechnology - 2.2%
AbbVie, Inc.	484	71,521
Amgen, Inc.	154	34,878
Biogen, Inc.*	40	8,440
Gilead Sciences, Inc.	344	20,778
Incyte Corp.*	52	3,552
Moderna, Inc.*	97	14,899
Regeneron Pharmaceuticals, Inc.*	29	17,932
Vertex Pharmaceuticals, Inc.*	70	16,101
		188,101
Building Products - 0.5%
A O Smith Corp.	37	2,538
Allegion plc	25	2,863
Carrier Global Corp.	239	10,726
Fortune Brands Home & Security, Inc.	37	3,215
Johnson Controls International plc	195	12,667
Masco Corp.	68	3,811
Trane Technologies plc	65	10,005
		45,825
Chemicals - 2.0%
Air Products and Chemicals, Inc.	61	14,414
Albemarle Corp.	32	6,268
Celanese Corp.	30	4,178
CF Industries Holdings, Inc.	60	4,871
Corteva, Inc.	200	10,406
Dow, Inc.	203	11,969
DuPont de Nemours, Inc.	143	11,064
Eastman Chemical Co.	37	4,383
Ecolab, Inc.	68	11,986
FMC Corp.	35	4,104
International Flavors & Fragrances, Inc.	70	9,310
Linde plc	140	41,054
LyondellBasell Industries NV, Class A	72	7,001
Mosaic Co. (The)	102	5,348
PPG Industries, Inc.	65	8,674
Sherwin-Williams Co. (The)	66	17,367
		172,397
Commercial Services & Supplies - 0.5%
Cintas Corp.	24	9,007
Copart, Inc.*	58	7,127
Republic Services, Inc.	57	6,856
Rollins, Inc.	63	2,056
Waste Management, Inc.	105	15,162
		40,208
Communications Equipment - 1.0%
Arista Networks, Inc.*	61	7,486
Cisco Systems, Inc.	1,156	64,470
F5, Inc.*	16	3,214
Juniper Networks, Inc.	90	3,041
Motorola Solutions, Inc.	46	10,140
		88,351
Construction & Engineering - 0.0%(a)
Quanta Services, Inc.	39	4,249

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	17	6,450
Vulcan Materials Co.	36	6,532
		12,982
Containers & Packaging - 0.4%
Amcor plc	421	4,896
Avery Dennison Corp.	23	4,053
Ball Corp.	89	7,987
International Paper Co.	107	4,658
Packaging Corp. of America	26	3,827
Sealed Air Corp.	42	2,819
WestRock Co.	74	3,350
		31,590
Distributors - 0.2%
Genuine Parts Co.	39	4,764
LKQ Corp.	74	3,474
Pool Corp.	11	5,045
		13,283
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	1,959	46,409
Lumen Technologies, Inc.	254	2,631

S&P 500® Ex-Financials ETF

Schedule of Portfolio Investment

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Verizon Communications, Inc.	1,135	60,916
		109,956
Electric Utilities - 1.9%
Alliant Energy Corp.	69	4,030
American Electric Power Co., Inc.	139	12,600
Constellation Energy Corp.	90	4,138
Duke Energy Corp.	211	21,186
Edison International	105	6,659
Entergy Corp.	55	5,787
Evergy, Inc.	64	3,994
Eversource Energy	95	7,771
Exelon Corp.	270	11,491
FirstEnergy Corp.	150	6,277
NextEra Energy, Inc.	539	42,188
NRG Energy, Inc.	68	2,573
Pinnacle West Capital Corp.	32	2,267
PPL Corp.	206	5,391
Southern Co. (The)	291	18,848
Xcel Energy, Inc.	148	9,965
		165,165
Electrical Equipment - 0.6%
AMETEK, Inc.	63	8,177
Eaton Corp. plc	109	16,818
Emerson Electric Co.	164	15,239
Generac Holdings, Inc.*	17	5,363
Rockwell Automation, Inc.	32	8,530
		54,127
Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp., Class A	165	12,542
CDW Corp.	37	6,381
Corning, Inc.	211	8,524
IPG Photonics Corp.*	10	1,303
Keysight Technologies, Inc.*	50	7,869
TE Connectivity Ltd.	89	12,676
Teledyne Technologies, Inc.*	13	5,582
Trimble, Inc.*	70	4,883
Zebra Technologies Corp., Class A*	15	6,200
		65,960
Energy Equipment & Services - 0.4%
Baker Hughes Co.	241	7,080
Halliburton Co.	247	8,282
Schlumberger NV	386	15,147
		30,509
Entertainment - 1.8%
Activision Blizzard, Inc.	214	17,441
Electronic Arts, Inc.	77	10,017
Live Nation Entertainment, Inc.*(b)	37	4,470
Netflix, Inc.*	121	47,737
Take-Two Interactive Software, Inc.*	32	5,184
Walt Disney Co. (The)*	498	73,933
		158,782
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	121	62,829
Kroger Co. (The)	186	8,705
Sysco Corp.	141	12,281
Walgreens Boots Alliance, Inc.	197	9,080
Walmart, Inc.	390	52,712
		145,607
Food Products - 1.1%
Archer-Daniels-Midland Co.	154	12,081
Campbell Soup Co.	56	2,518
Conagra Brands, Inc.	132	4,616
General Mills, Inc.	167	11,261
Hershey Co. (The)	40	8,090
Hormel Foods Corp.	78	3,716
J M Smucker Co. (The)	30	4,043
Kellogg Co.	71	4,540
Kraft Heinz Co. (The)	195	7,648
Lamb Weston Holdings, Inc.	41	2,724
McCormick & Co., Inc. (Non-Voting)	68	6,472
Mondelez International, Inc., Class A	382	25,013
Tyson Foods, Inc., Class A	81	7,505
		100,227
Gas Utilities - 0.0%(a)
Atmos Energy Corp.	36	3,953

Health Care Equipment & Supplies - 3.4%
Abbott Laboratories	485	58,501
ABIOMED, Inc.*	12	3,729
Align Technology, Inc.*	20	10,229
Baxter International, Inc.	138	11,726
Becton Dickinson and Co.	79	21,431
Boston Scientific Corp.*	392	17,315
Cooper Cos., Inc. (The)	13	5,317
DENTSPLY SIRONA, Inc.	61	3,302
Dexcom, Inc.*	27	11,176
Edwards Lifesciences Corp.*	172	19,328
Hologic, Inc.*	70	4,982
IDEXX Laboratories, Inc.*	23	12,244
Intuitive Surgical, Inc.*	98	28,452
Medtronic plc	369	38,741
ResMed, Inc.	40	9,870
STERIS plc	27	6,480
Stryker Corp.	92	24,228
Teleflex, Inc.	13	4,372
Zimmer Biomet Holdings, Inc.	57	7,250
		298,673
Health Care Providers & Services - 3.4%
AmerisourceBergen Corp.	41	5,844
Anthem, Inc.	66	29,822
Cardinal Health, Inc.	78	4,213
Centene Corp.*	161	13,302
Cigna Corp.	91	21,638
CVS Health Corp.	362	37,521
DaVita, Inc.*	18	2,030
HCA Healthcare, Inc.	65	16,270
Henry Schein, Inc.*	38	3,283
Humana, Inc.	35	15,201
Laboratory Corp. of America Holdings*	26	7,053
McKesson Corp.	42	11,548
Quest Diagnostics, Inc.	34	4,463
UnitedHealth Group, Inc.	259	123,250
Universal Health Services, Inc., Class B	20	2,879
		298,317
Health Care Technology - 0.1%
Cerner Corp.	80	7,460

Hotels, Restaurants & Leisure - 2.3%
Booking Holdings, Inc.*	11	23,895
Caesars Entertainment, Inc.*	58	4,883

S&P 500® Ex-Financials ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Carnival Corp.*	222	4,513
Chipotle Mexican Grill, Inc.*	8	12,187
Darden Restaurants, Inc.	35	5,083
Domino's Pizza, Inc.	10	4,322
Expedia Group, Inc.*	40	7,844
Hilton Worldwide Holdings, Inc.*	76	11,313
Las Vegas Sands Corp.*	95	4,072
Marriott International, Inc., Class A*	75	12,761
McDonald's Corp.	204	49,933
MGM Resorts International	107	4,739
Norwegian Cruise Line Holdings Ltd.*	102	1,988
Penn National Gaming, Inc.*	46	2,362
Royal Caribbean Cruises Ltd.*	62	5,005
Starbucks Corp.	324	29,740
Wynn Resorts Ltd.*	29	2,509
Yum! Brands, Inc.	80	9,806
		196,955
Household Durables - 0.4%
DR Horton, Inc.	90	7,686
Garmin Ltd.	42	4,638
Lennar Corp., Class A	74	6,651
Mohawk Industries, Inc.*	15	2,112
Newell Brands, Inc.	105	2,494
NVR, Inc.*	1	4,958
PulteGroup, Inc.	70	3,476
Whirlpool Corp.	17	3,422
		35,437
Household Products - 1.7%
Church & Dwight Co., Inc.	67	6,556
Clorox Co. (The)	34	4,957
Colgate-Palmolive Co.	231	17,775
Kimberly-Clark Corp.	92	11,974
Procter & Gamble Co. (The)	664	103,511
		144,773
Independent Power and Renewable Electricity Producers - 0.0%(a)
AES Corp. (The)	183	3,885

Industrial Conglomerates - 1.2%
3M Co.	158	23,487
General Electric Co.	301	28,749
Honeywell International, Inc.	188	35,673
Roper Technologies, Inc.	29	12,998
		100,907
Interactive Media & Services - 6.6%
Alphabet, Inc., Class A*	82	221,494
Alphabet, Inc., Class C*	76	205,034
Match Group, Inc.*	77	8,585
Meta Platforms, Inc., Class A*	649	136,958
Twitter, Inc.*	221	7,857
		579,928
Internet & Direct Marketing Retail - 4.4%
Amazon.com, Inc.*	119	365,480
eBay, Inc.	172	9,390
Etsy, Inc.*	35	5,421
		380,291
IT Services - 4.9%
Accenture plc, Class A	173	54,672
Akamai Technologies, Inc.*	44	4,763
Automatic Data Processing, Inc.	115	23,511
Broadridge Financial Solutions, Inc.	32	4,679
Cognizant Technology Solutions Corp., Class A	145	12,489
DXC Technology Co.*	70	2,382
EPAM Systems, Inc.*	16	3,324
Fidelity National Information Services, Inc.	168	15,999
Fiserv, Inc.*	164	16,018
FleetCor Technologies, Inc.*	22	5,152
Gartner, Inc.*	22	6,169
Global Payments, Inc.	79	10,537
International Business Machines Corp.	246	30,138
Jack Henry & Associates, Inc.	20	3,536
Mastercard, Inc., Class A	238	85,875
Paychex, Inc.	88	10,477
PayPal Holdings, Inc.*	322	36,041
VeriSign, Inc.*	26	5,557
Visa, Inc., Class A	460	99,415
		430,734
Leisure Products - 0.0%(a)
Hasbro, Inc.	35	3,397

Life Sciences Tools & Services - 2.1%
Agilent Technologies, Inc.	83	10,820
Bio-Rad Laboratories, Inc., Class A*	6	3,756
Bio-Techne Corp.	11	4,614
Charles River Laboratories International, Inc.*	14	4,076
Danaher Corp.	174	47,747
Illumina, Inc.*	43	14,044
IQVIA Holdings, Inc.*	52	11,966
Mettler-Toledo International, Inc.*	6	8,453
PerkinElmer, Inc.	35	6,286
Thermo Fisher Scientific, Inc.	108	58,752
Waters Corp.*	17	5,384
West Pharmaceutical Services, Inc.	20	7,742
		183,640
Machinery - 1.8%
Caterpillar, Inc.	148	27,762
Cummins, Inc.	39	7,961
Deere & Co.	77	27,721
Dover Corp.	39	6,117
Fortive Corp.	99	6,410
IDEX Corp.	21	4,030
Illinois Tool Works, Inc.	78	16,874
Ingersoll Rand, Inc.	113	5,709
Nordson Corp.	15	3,397
Otis Worldwide Corp.	117	9,165
PACCAR, Inc.	95	8,722
Parker-Hannifin Corp.	35	10,374
Pentair plc	46	2,664
Snap-on, Inc.	15	3,153
Stanley Black & Decker, Inc.	45	7,321
Westinghouse Air Brake Technologies Corp.	51	4,734
Xylem, Inc.	49	4,359
		156,473
Media - 1.2%
Charter Communications, Inc., Class A*	34	20,460
Comcast Corp., Class A	1,251	58,497
Discovery, Inc., Class A*	47	1,318

S&P 500® Ex-Financials ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Discovery, Inc., Class C*	84	2,349
DISH Network Corp., Class A*(b)	69	2,205
Fox Corp., Class A	89	3,723
Fox Corp., Class B	41	1,569
Interpublic Group of Cos., Inc. (The)	109	4,011
News Corp., Class A	109	2,433
News Corp., Class B	34	763
Omnicom Group, Inc.	58	4,866
Paramount Global, Class B	167	5,112
		107,306
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	404	18,968
Newmont Corp.	219	14,498
Nucor Corp.	78	10,266
		43,732
Multiline Retail - 0.6%
Dollar General Corp.	64	12,694
Dollar Tree, Inc.*	62	8,809
Target Corp.	133	26,569
		48,072
Multi-Utilities - 0.9%
Ameren Corp.	70	6,017
CenterPoint Energy, Inc.	173	4,732
CMS Energy Corp.	80	5,121
Consolidated Edison, Inc.	98	8,405
Dominion Energy, Inc.	223	17,735
DTE Energy Co.	53	6,444
NiSource, Inc.	108	3,124
Public Service Enterprise Group, Inc.	139	9,011
Sempra Energy	87	12,547
WEC Energy Group, Inc.	86	7,816
		80,952
Oil, Gas & Consumable Fuels - 3.9%
APA Corp.	100	3,563
Chevron Corp.	528	76,032
ConocoPhillips	362	34,339
Coterra Energy, Inc.	224	5,226
Devon Energy Corp.	173	10,302
Diamondback Energy, Inc.	47	6,491
EOG Resources, Inc.	160	18,387
Exxon Mobil Corp.	1,161	91,046
Hess Corp.	75	7,579
Kinder Morgan, Inc.	535	9,309
Marathon Oil Corp.	214	4,828
Marathon Petroleum Corp.	169	13,160
Occidental Petroleum Corp.	245	10,714
ONEOK, Inc.	123	8,032
Phillips 66	121	10,193
Pioneer Natural Resources Co.	62	14,855
Valero Energy Corp.	113	9,437
Williams Cos., Inc. (The)	334	10,447
		343,940
Personal Products - 0.2%
Estee Lauder Cos., Inc. (The), Class A	63	18,669

Pharmaceuticals - 4.3%
Bristol-Myers Squibb Co.	609	41,820
Catalent, Inc.*	47	4,796
Eli Lilly & Co.	218	54,489
Johnson & Johnson	722	118,819
Merck & Co., Inc.	693	53,070
Organon & Co.	70	2,613
Pfizer, Inc.	1,540	72,288
Viatris, Inc.	333	3,666
Zoetis, Inc.	129	24,981
		376,542
Professional Services - 0.3%
Equifax, Inc.	33	7,205
Jacobs Engineering Group, Inc.	36	4,428
Leidos Holdings, Inc.	38	3,870
Nielsen Holdings plc	99	1,724
Robert Half International, Inc.	30	3,609
Verisk Analytics, Inc.	44	7,803
		28,639
Road & Rail - 1.1%
CSX Corp.	609	20,651
JB Hunt Transport Services, Inc.	23	4,667
Norfolk Southern Corp.	67	17,187
Old Dominion Freight Line, Inc.	25	7,851
Union Pacific Corp.	176	43,287
		93,643
Semiconductors & Semiconductor Equipment - 7.0%
Advanced Micro Devices, Inc.*	448	55,256
Analog Devices, Inc.	147	23,563
Applied Materials, Inc.	248	33,282
Broadcom, Inc.	113	66,381
Enphase Energy, Inc.*	37	6,168
Intel Corp.	1,116	53,233
KLA Corp.	41	14,289
Lam Research Corp.	39	21,893
Microchip Technology, Inc.	153	10,760
Micron Technology, Inc.	307	27,280
Monolithic Power Systems, Inc.	12	5,504
NVIDIA Corp.	686	167,281
NXP Semiconductors NV	73	13,879
Qorvo, Inc.*	30	4,103
QUALCOMM, Inc.	307	52,801
Skyworks Solutions, Inc.	45	6,218
SolarEdge Technologies, Inc.*	14	4,472
Teradyne, Inc.(b)	45	5,306
Texas Instruments, Inc.	254	43,177
		614,846
Software - 10.5%
Adobe, Inc.*	130	60,798
ANSYS, Inc.*	24	7,780
Autodesk, Inc.*	60	13,214
Cadence Design Systems, Inc.*	76	11,509
Ceridian HCM Holding, Inc.*	38	2,771
Citrix Systems, Inc.	34	3,485
Fortinet, Inc.*	37	12,747
Intuit, Inc.	77	36,526
Microsoft Corp.	2,059	615,209
NortonLifeLock, Inc.	160	4,637
Oracle Corp.	442	33,579
Paycom Software, Inc.*	13	4,410
PTC, Inc.*	29	3,227
salesforce.com, Inc.*	270	56,983
ServiceNow, Inc.*	54	31,316
Synopsys, Inc.*	42	13,120
Tyler Technologies, Inc.*	11	4,711
		916,022
Specialty Retail - 2.5%
Advance Auto Parts, Inc.	17	3,476

S&P 500® Ex-Financials ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
AutoZone, Inc.*	6	11,180
Bath & Body Works, Inc.	73	3,896
Best Buy Co., Inc.	61	5,895
CarMax, Inc.*	44	4,811
Home Depot, Inc. (The)	290	91,591
Lowe's Cos., Inc.	189	41,780
O'Reilly Automotive, Inc.*	18	11,686
Ross Stores, Inc.	98	8,956
TJX Cos., Inc. (The)	330	21,813
Tractor Supply Co.	31	6,318
Ulta Beauty, Inc.*	15	5,618
		217,020
Technology Hardware, Storage & Peripherals - 8.4%
Apple, Inc.	4,273	705,558
Hewlett Packard Enterprise Co.	360	5,731
HP, Inc.	317	10,892
NetApp, Inc.	62	4,859
Seagate Technology Holdings plc	56	5,777
Western Digital Corp.*	86	4,381
		737,198
Textiles, Apparel & Luxury Goods - 0.7%
NIKE, Inc., Class B	350	47,792
PVH Corp.	19	1,860
Ralph Lauren Corp.	13	1,717
Tapestry, Inc.	76	3,108
Under Armour, Inc., Class A*	53	948
Under Armour, Inc., Class C*	60	938
VF Corp.	90	5,222
		61,585
Tobacco - 0.8%
Altria Group, Inc.	505	25,901
Philip Morris International, Inc.	427	43,157
		69,058
Trading Companies & Distributors - 0.2%
Fastenal Co.	158	8,131
United Rentals, Inc.*	20	6,432
WW Grainger, Inc.	12	5,725
		20,288
Water Utilities - 0.1%
American Water Works Co., Inc.	50	7,555

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.*	161	19,837

TOTAL COMMON STOCKS (Cost $8,268,181)		8,711,628

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.2%

REPURCHASE AGREEMENTS(c) - 0.2%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $17,243 (Cost $17,243)	17,243	17,243

Total Investments - 99.9% (Cost $8,285,424)		8,728,871
Other assets less liabilities - 0.1%		5,345
Net Assets - 100.0%		8,734,216

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	The security or a portion of this security is on loan at February 28, 2022. The total value of securities on loan at February 28, 2022 was $10,972, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 4.63%, and maturity dates ranging from April 15, 2022 – August 15, 2051. The total value of collateral is $11,633.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

S&P 500® Ex-Health Care ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.8%

Aerospace & Defense - 1.9%
Boeing Co. (The)*	71	14,579
General Dynamics Corp.	30	7,033
Howmet Aerospace, Inc.	49	1,760
Huntington Ingalls Industries, Inc.	5	1,022
L3Harris Technologies, Inc.	25	6,308
Lockheed Martin Corp.	32	13,882
Northrop Grumman Corp.	19	8,401
Raytheon Technologies Corp.	192	19,718
Textron, Inc.	28	2,048
TransDigm Group, Inc.*	7	4,666
		79,417
Air Freight & Logistics - 0.7%
CH Robinson Worldwide, Inc.	17	1,644
Expeditors International of Washington, Inc.	22	2,274
FedEx Corp.	31	6,890
United Parcel Service, Inc., Class B	94	19,779
		30,587
Airlines - 0.3%
Alaska Air Group, Inc.*	16	898
American Airlines Group, Inc.*	83	1,432
Delta Air Lines, Inc.*	82	3,273
Southwest Airlines Co.*	76	3,329
United Airlines Holdings, Inc.*	42	1,865
		10,797
Auto Components - 0.1%
Aptiv plc*	35	4,531
BorgWarner, Inc.	31	1,271
		5,802
Automobiles - 2.6%
Ford Motor Co.	504	8,850
General Motors Co.*	186	8,690
Tesla, Inc.*	104	90,525
		108,065
Banks - 4.9%
Bank of America Corp.	925	40,885
Citigroup, Inc.	255	15,104
Citizens Financial Group, Inc.	55	2,883
Comerica, Inc.	17	1,623
Fifth Third Bancorp	88	4,210
First Republic Bank	23	3,985
Huntington Bancshares, Inc.	186	2,887
JPMorgan Chase & Co.	379	53,742
KeyCorp	120	3,008
M&T Bank Corp.	17	3,098
People's United Financial, Inc.	55	1,159
PNC Financial Services Group, Inc. (The)	54	10,760
Regions Financial Corp.	122	2,951
Signature Bank	8	2,759
SVB Financial Group*	8	4,848
Truist Financial Corp.	171	10,640
US Bancorp	173	9,781
Wells Fargo & Co.	512	27,326
Zions Bancorp NA	19	1,347
		202,996
Beverages - 1.7%
Brown-Forman Corp., Class B	23	1,500
Coca-Cola Co. (The)	499	31,058
Constellation Brands, Inc., Class A	21	4,528
Molson Coors Beverage Co., Class B	24	1,252
Monster Beverage Corp.*	48	4,051
PepsiCo, Inc.	178	29,146
		71,535
Building Products - 0.5%
A O Smith Corp.	17	1,166
Allegion plc	12	1,374
Carrier Global Corp.	111	4,982
Fortune Brands Home & Security, Inc.	17	1,477
Johnson Controls International plc	91	5,912
Masco Corp.	32	1,793
Trane Technologies plc	30	4,618
		21,322
Capital Markets - 3.5%
Ameriprise Financial, Inc.	14	4,197
Bank of New York Mellon Corp. (The)	98	5,209
BlackRock, Inc.	18	13,390
Cboe Global Markets, Inc.	14	1,642
Charles Schwab Corp. (The)	193	16,301
CME Group, Inc.	46	10,880
FactSet Research Systems, Inc.	5	2,030
Franklin Resources, Inc.	36	1,070
Goldman Sachs Group, Inc. (The)	44	15,017
Intercontinental Exchange, Inc.	72	9,225
Invesco Ltd.	44	935
MarketAxess Holdings, Inc.	5	1,907
Moody's Corp.	21	6,763
Morgan Stanley	184	16,696
MSCI, Inc.	11	5,519
Nasdaq, Inc.	15	2,567
Northern Trust Corp.	27	3,075
Raymond James Financial, Inc.	24	2,632
S&P Global, Inc.	45	17,084
State Street Corp.	47	4,011
T. Rowe Price Group, Inc.	29	4,192
		144,342
Chemicals - 2.0%
Air Products and Chemicals, Inc.	28	6,616
Albemarle Corp.	15	2,938
Celanese Corp.	14	1,950
CF Industries Holdings, Inc.	28	2,273
Corteva, Inc.	94	4,891
Dow, Inc.	95	5,601
DuPont de Nemours, Inc.	67	5,184
Eastman Chemical Co.	17	2,014
Ecolab, Inc.	32	5,640
FMC Corp.	16	1,876
International Flavors & Fragrances, Inc.	33	4,389
Linde plc	66	19,354
LyondellBasell Industries NV, Class A	34	3,306
Mosaic Co. (The)	48	2,517
PPG Industries, Inc.	30	4,004
Sherwin-Williams Co. (The)	31	8,157
		80,710
Commercial Services & Supplies - 0.5%
Cintas Corp.	11	4,128
Copart, Inc.*	27	3,318

S&P 500® Ex-Health Care ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Republic Services, Inc.	27	3,248
Rollins, Inc.	29	946
Waste Management, Inc.	49	7,076
		18,716
Communications Equipment - 1.0%
Arista Networks, Inc.*	29	3,559
Cisco Systems, Inc.	541	30,172
F5, Inc.*	8	1,607
Juniper Networks, Inc.	42	1,419
Motorola Solutions, Inc.	22	4,849
		41,606
Construction & Engineering - 0.1%
Quanta Services, Inc.	18	1,961

Construction Materials - 0.2%
Martin Marietta Materials, Inc.	8	3,035
Vulcan Materials Co.	17	3,085
		6,120
Consumer Finance - 0.8%
American Express Co.	81	15,758
Capital One Financial Corp.	55	8,430
Discover Financial Services	38	4,691
Synchrony Financial	70	2,994
		31,873
Containers & Packaging - 0.4%
Amcor plc	197	2,291
Avery Dennison Corp.	11	1,938
Ball Corp.	42	3,769
International Paper Co.	50	2,177
Packaging Corp. of America	12	1,766
Sealed Air Corp.	19	1,276
WestRock Co.	34	1,539
		14,756
Distributors - 0.2%
Genuine Parts Co.	18	2,199
LKQ Corp.	34	1,596
Pool Corp.	5	2,293
		6,088
Diversified Financial Services - 1.8%
Berkshire Hathaway, Inc., Class B*	235	75,541

Diversified Telecommunication Services - 1.2%
AT&T, Inc.	917	21,724
Lumen Technologies, Inc.	118	1,223
Verizon Communications, Inc.	532	28,552
		51,499
Electric Utilities - 1.9%
Alliant Energy Corp.	32	1,869
American Electric Power Co., Inc.	65	5,892
Constellation Energy Corp.	42	1,931
Duke Energy Corp.	99	9,941
Edison International	49	3,108
Entergy Corp.	26	2,735
Evergy, Inc.	29	1,810
Eversource Energy	44	3,599
Exelon Corp.	126	5,362
FirstEnergy Corp.	70	2,929
NextEra Energy, Inc.	252	19,724
NRG Energy, Inc.	31	1,173
Pinnacle West Capital Corp.	14	992
PPL Corp.	96	2,512
Southern Co. (The)	136	8,809
Xcel Energy, Inc.	69	4,646
		77,032
Electrical Equipment - 0.6%
AMETEK, Inc.	30	3,894
Eaton Corp. plc	51	7,869
Emerson Electric Co.	77	7,155
Generac Holdings, Inc.*	8	2,524
Rockwell Automation, Inc.	15	3,998
		25,440
Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp., Class A	77	5,853
CDW Corp.	17	2,932
Corning, Inc.	99	3,999
IPG Photonics Corp.*	5	652
Keysight Technologies, Inc.*	24	3,777
TE Connectivity Ltd.	42	5,982
Teledyne Technologies, Inc.*	6	2,576
Trimble, Inc.*	32	2,232
Zebra Technologies Corp., Class A*	7	2,893
		30,896
Energy Equipment & Services - 0.3%
Baker Hughes Co.	112	3,291
Halliburton Co.	115	3,856
Schlumberger NV	180	7,063
		14,210
Entertainment - 1.8%
Activision Blizzard, Inc.	99	8,068
Electronic Arts, Inc.	36	4,683
Live Nation Entertainment, Inc.*(a)	17	2,054
Netflix, Inc.*	57	22,488
Take-Two Interactive Software, Inc.*	15	2,430
Walt Disney Co. (The)*	233	34,591
		74,314
Equity Real Estate Investment Trusts (REITs) - 2.9%
Alexandria Real Estate Equities, Inc.	18	3,409
American Tower Corp.	58	13,158
AvalonBay Communities, Inc.	18	4,295
Boston Properties, Inc.	18	2,202
Crown Castle International Corp.	55	9,162
Digital Realty Trust, Inc.	36	4,857
Duke Realty Corp.	49	2,597
Equinix, Inc.	12	8,517
Equity Residential	44	3,753
Essex Property Trust, Inc.	8	2,537
Extra Space Storage, Inc.	17	3,199
Federal Realty Investment Trust	9	1,058
Healthpeak Properties, Inc.	69	2,143
Host Hotels & Resorts, Inc.*	92	1,681
Iron Mountain, Inc.(a)	37	1,820
Kimco Realty Corp.	79	1,859
Mid-America Apartment Communities, Inc.	15	3,069
Prologis, Inc.	95	13,856
Public Storage	20	7,100
Realty Income Corp.	73	4,825
Regency Centers Corp.	20	1,318
SBA Communications Corp.	14	4,247
Simon Property Group, Inc.	42	5,778
UDR, Inc.	37	2,030
Ventas, Inc.	51	2,754

S&P 500® Ex-Health Care ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Vornado Realty Trust	20	866
Welltower, Inc.	56	4,664
Weyerhaeuser Co.	96	3,732
		120,486
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	57	29,597
Kroger Co. (The)	87	4,072
Sysco Corp.	66	5,749
Walgreens Boots Alliance, Inc.	92	4,240
Walmart, Inc.	183	24,734
		68,392
Food Products - 1.1%
Archer-Daniels-Midland Co.	71	5,570
Campbell Soup Co.	26	1,169
Conagra Brands, Inc.	62	2,168
General Mills, Inc.	78	5,260
Hershey Co. (The)	19	3,843
Hormel Foods Corp.	36	1,715
J M Smucker Co. (The)	14	1,887
Kellogg Co.	32	2,046
Kraft Heinz Co. (The)	91	3,569
Lamb Weston Holdings, Inc.	18	1,196
McCormick & Co., Inc. (Non-Voting)	32	3,045
Mondelez International, Inc., Class A	179	11,721
Tyson Foods, Inc., Class A	38	3,521
		46,710
Gas Utilities - 0.0%(b)
Atmos Energy Corp.	17	1,867

Hotels, Restaurants & Leisure - 2.2%
Booking Holdings, Inc.*	5	10,861
Caesars Entertainment, Inc.*	27	2,273
Carnival Corp.*	103	2,094
Chipotle Mexican Grill, Inc.*	4	6,093
Darden Restaurants, Inc.	17	2,469
Domino's Pizza, Inc.	5	2,161
Expedia Group, Inc.*	19	3,726
Hilton Worldwide Holdings, Inc.*	36	5,359
Las Vegas Sands Corp.*	44	1,886
Marriott International, Inc., Class A*	35	5,955
McDonald's Corp.	96	23,498
MGM Resorts International	50	2,215
Norwegian Cruise Line Holdings Ltd.*	48	936
Penn National Gaming, Inc.*	21	1,078
Royal Caribbean Cruises Ltd.*	29	2,341
Starbucks Corp.	151	13,860
Wynn Resorts Ltd.*	14	1,211
Yum! Brands, Inc.	38	4,658
		92,674
Household Durables - 0.3%
DR Horton, Inc.	42	3,587
Garmin Ltd.	20	2,209
Lennar Corp., Class A	35	3,146
Mohawk Industries, Inc.*	7	985
Newell Brands, Inc.	49	1,163
PulteGroup, Inc.	33	1,639
Whirlpool Corp.	8	1,610
		14,339
Household Products - 1.6%
Church & Dwight Co., Inc.	31	3,033
Clorox Co. (The)	16	2,333
Colgate-Palmolive Co.	109	8,388
Kimberly-Clark Corp.	43	5,596
Procter & Gamble Co. (The)	311	48,482
		67,832
Independent Power and Renewable Electricity Producers - 0.0%(b)
AES Corp. (The)	86	1,826

Industrial Conglomerates - 1.2%
3M Co.	74	11,000
General Electric Co.	141	13,467
Honeywell International, Inc.	88	16,698
Roper Technologies, Inc.	14	6,275
		47,440
Insurance - 2.3%
Aflac, Inc.	78	4,765
Allstate Corp. (The)	37	4,527
American International Group, Inc.	107	6,553
Aon plc, Class A	28	8,180
Arthur J Gallagher & Co.	27	4,271
Assurant, Inc.	7	1,188
Brown & Brown, Inc.	30	2,028
Chubb Ltd.	55	11,200
Cincinnati Financial Corp.	19	2,333
Everest Re Group Ltd.	5	1,491
Globe Life, Inc.	12	1,211
Hartford Financial Services Group, Inc. (The)	43	2,988
Lincoln National Corp.	22	1,483
Loews Corp.	26	1,595
Marsh & McLennan Cos., Inc.	65	10,102
MetLife, Inc.	92	6,215
Principal Financial Group, Inc.	32	2,260
Progressive Corp. (The)	75	7,945
Prudential Financial, Inc.	49	5,471
Travelers Cos., Inc. (The)	32	5,499
W R Berkley Corp.	18	1,625
Willis Towers Watson plc	16	3,557
		96,487
Interactive Media & Services - 6.6%
Alphabet, Inc., Class A*	39	105,344
Alphabet, Inc., Class C*	36	97,121
Match Group, Inc.*	36	4,014
Meta Platforms, Inc., Class A*	304	64,153
Twitter, Inc.*	103	3,662
		274,294
Internet & Direct Marketing Retail - 4.3%
Amazon.com, Inc.*	56	171,991
eBay, Inc.	80	4,367
Etsy, Inc.*	16	2,478
		178,836
IT Services - 4.9%
Accenture plc, Class A	81	25,598
Akamai Technologies, Inc.*	21	2,273
Automatic Data Processing, Inc.	54	11,040
Broadridge Financial Solutions, Inc.	15	2,193
Cognizant Technology Solutions Corp., Class A	67	5,771
DXC Technology Co.*	32	1,089
EPAM Systems, Inc.*	7	1,454

S&P 500® Ex-Health Care ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Fidelity National Information Services, Inc.	78	7,428
Fiserv, Inc.*	76	7,423
FleetCor Technologies, Inc.*	10	2,342
Gartner, Inc.*	11	3,085
Global Payments, Inc.	37	4,935
International Business Machines Corp.	115	14,089
Jack Henry & Associates, Inc.	10	1,768
Mastercard, Inc., Class A	111	40,051
Paychex, Inc.	41	4,881
PayPal Holdings, Inc.*	151	16,901
VeriSign, Inc.*	12	2,565
Visa, Inc., Class A	216	46,682
		201,568
Leisure Products - 0.0%(b)
Hasbro, Inc.	17	1,650

Machinery - 1.8%
Caterpillar, Inc.	69	12,943
Cummins, Inc.	18	3,674
Deere & Co.	36	12,961
Dover Corp.	18	2,823
Fortive Corp.	47	3,043
IDEX Corp.	10	1,919
Illinois Tool Works, Inc.	37	8,005
Ingersoll Rand, Inc.	52	2,627
Nordson Corp.	7	1,585
Otis Worldwide Corp.	55	4,308
PACCAR, Inc.	45	4,131
Parker-Hannifin Corp.	17	5,039
Pentair plc	22	1,274
Snap-on, Inc.	7	1,471
Stanley Black & Decker, Inc.	21	3,417
Westinghouse Air Brake Technologies Corp.	24	2,228
Xylem, Inc.	23	2,046
		73,494
Media - 1.2%
Charter Communications, Inc., Class A*	16	9,628
Comcast Corp., Class A	585	27,355
Discovery, Inc., Class A*	22	617
Discovery, Inc., Class C*	39	1,091
DISH Network Corp., Class A*	32	1,023
Fox Corp., Class A	41	1,715
Fox Corp., Class B	19	727
Interpublic Group of Cos., Inc. (The)	51	1,877
News Corp., Class A	50	1,116
News Corp., Class B	16	359
Omnicom Group, Inc.	27	2,265
Paramount Global, Class B	78	2,387
		50,160
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	189	8,874
Newmont Corp.	102	6,752
Nucor Corp.	37	4,870
		20,496
Multiline Retail - 0.6%
Dollar General Corp.	30	5,950
Dollar Tree, Inc.*	29	4,120
Target Corp.	63	12,586
		22,656
Multi-Utilities - 0.9%
Ameren Corp.	33	2,836
CenterPoint Energy, Inc.	81	2,215
CMS Energy Corp.	36	2,304
Consolidated Edison, Inc.	45	3,860
Dominion Energy, Inc.	103	8,192
DTE Energy Co.	25	3,040
NiSource, Inc.	50	1,447
Public Service Enterprise Group, Inc.	65	4,214
Sempra Energy	41	5,913
WEC Energy Group, Inc.	40	3,635
		37,656
Oil, Gas & Consumable Fuels - 3.9%
APA Corp.	47	1,675
Chevron Corp.	247	35,568
ConocoPhillips	169	16,031
Coterra Energy, Inc.	104	2,426
Devon Energy Corp.	81	4,824
Diamondback Energy, Inc.	22	3,038
EOG Resources, Inc.	75	8,619
Exxon Mobil Corp.	543	42,582
Hess Corp.	35	3,537
Kinder Morgan, Inc.	250	4,350
Marathon Oil Corp.	100	2,256
Marathon Petroleum Corp.	78	6,074
Occidental Petroleum Corp.	114	4,985
ONEOK, Inc.	57	3,722
Phillips 66	56	4,718
Pioneer Natural Resources Co.	29	6,948
Valero Energy Corp.	53	4,426
Williams Cos., Inc. (The)	156	4,880
		160,659
Personal Products - 0.2%
Estee Lauder Cos., Inc. (The), Class A	30	8,890

Professional Services - 0.3%
Equifax, Inc.	16	3,494
Jacobs Engineering Group, Inc.	17	2,091
Leidos Holdings, Inc.	18	1,833
Nielsen Holdings plc	46	801
Robert Half International, Inc.	14	1,684
Verisk Analytics, Inc.	21	3,724
		13,627
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	43	4,164

Road & Rail - 1.1%
CSX Corp.	285	9,664
JB Hunt Transport Services, Inc.	11	2,232
Norfolk Southern Corp.	31	7,952
Old Dominion Freight Line, Inc.	12	3,769
Union Pacific Corp.	83	20,414
		44,031
Semiconductors & Semiconductor Equipment - 7.0%
Advanced Micro Devices, Inc.*	211	26,025
Analog Devices, Inc.	69	11,060
Applied Materials, Inc.	116	15,567
Broadcom, Inc.	53	31,134
Enphase Energy, Inc.*	17	2,834

S&P 500® Ex-Health Care ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Intel Corp.	522	24,899
KLA Corp.	19	6,621
Lam Research Corp.	18	10,104
Microchip Technology, Inc.	72	5,064
Micron Technology, Inc.	144	12,796
Monolithic Power Systems, Inc.	6	2,752
NVIDIA Corp.	321	78,276
NXP Semiconductors NV	34	6,464
Qorvo, Inc.*	14	1,915
QUALCOMM, Inc.	144	24,767
Skyworks Solutions, Inc.	21	2,902
SolarEdge Technologies, Inc.*	7	2,236
Teradyne, Inc.(a)	21	2,476
Texas Instruments, Inc.	119	20,229
		288,121
Software - 10.4%
Adobe, Inc.*	61	28,528
ANSYS, Inc.*	11	3,566
Autodesk, Inc.*	28	6,166
Cadence Design Systems, Inc.*	36	5,452
Ceridian HCM Holding, Inc.*	17	1,239
Citrix Systems, Inc.	16	1,640
Fortinet, Inc.*	17	5,857
Intuit, Inc.	36	17,077
Microsoft Corp.	964	288,034
NortonLifeLock, Inc.	75	2,174
Oracle Corp.	207	15,726
Paycom Software, Inc.*	6	2,035
PTC, Inc.*	14	1,558
salesforce.com, Inc.*	126	26,527
ServiceNow, Inc.*	26	15,078
Synopsys, Inc.*	20	6,248
Tyler Technologies, Inc.*	5	2,141
		429,046
Specialty Retail - 2.5%
Advance Auto Parts, Inc.	8	1,636
AutoZone, Inc.*	3	5,590
Bath & Body Works, Inc.(a)	35	1,868
Best Buy Co., Inc.	28	2,706
CarMax, Inc.*	21	2,296
Home Depot, Inc. (The)	135	42,637
Lowe's Cos., Inc.	89	19,674
O'Reilly Automotive, Inc.*	9	5,843
Ross Stores, Inc.	46	4,204
TJX Cos., Inc. (The)	154	10,179
Tractor Supply Co.	15	3,057
Ulta Beauty, Inc.*	7	2,622
		102,312
Technology Hardware, Storage & Peripherals - 8.4%
Apple, Inc.	2,001	330,405
Hewlett Packard Enterprise Co.	168	2,675
HP, Inc.	148	5,085
NetApp, Inc.	29	2,273
Seagate Technology Holdings plc	26	2,682
Western Digital Corp.*	40	2,038
		345,158
Textiles, Apparel & Luxury Goods - 0.7%
NIKE, Inc., Class B	164	22,394
PVH Corp.	9	881
Ralph Lauren Corp.	6	792
Tapestry, Inc.	35	1,432
Under Armour, Inc., Class A*	24	429
Under Armour, Inc., Class C*	28	438
VF Corp.	43	2,495
		28,861
Tobacco - 0.8%
Altria Group, Inc.	236	12,104
Philip Morris International, Inc.	200	20,214
		32,318
Trading Companies & Distributors - 0.2%
Fastenal Co.	74	3,808
United Rentals, Inc.*	9	2,895
WW Grainger, Inc.	6	2,862
		9,565
Water Utilities - 0.1%
American Water Works Co., Inc.	23	3,475

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.*	75	9,241

TOTAL COMMON STOCKS (Cost $3,898,400)		4,123,956

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.3%

REPURCHASE AGREEMENTS(c) - 0.3%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $12,857 (Cost $12,857)	12,857	12,857

Total Investments - 100.1% (Cost $3,911,257)		4,136,813
Liabilities in excess of other assets - (0.1%)		(3,067)
Net Assets - 100.0%		4,133,746

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at February 28, 2022. The total value of securities on loan at February 28, 2022 was $6,886, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.13%, and maturity dates ranging from March 3, 2022 – November 15, 2051. The total value of collateral is $7,244.
(b)	Represents less than 0.05% of net assets.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

S&P 500® Ex-Technology ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.7%

Aerospace & Defense - 2.3%
Boeing Co. (The)*	232	47,639
General Dynamics Corp.	98	22,976
Howmet Aerospace, Inc.	163	5,855
Huntington Ingalls Industries, Inc.	17	3,475
L3Harris Technologies, Inc.	83	20,942
Lockheed Martin Corp.	103	44,681
Northrop Grumman Corp.	62	27,413
Raytheon Technologies Corp.	629	64,598
Textron, Inc.	93	6,801
TransDigm Group, Inc.*	22	14,665
		259,045
Air Freight & Logistics - 0.9%
CH Robinson Worldwide, Inc.	55	5,317
Expeditors International of Washington, Inc.	71	7,339
FedEx Corp.	103	22,894
United Parcel Service, Inc., Class B	307	64,599
		100,149
Airlines - 0.3%
Alaska Air Group, Inc.*	54	3,032
American Airlines Group, Inc.*	273	4,709
Delta Air Lines, Inc.*	270	10,778
Southwest Airlines Co.*	250	10,950
United Airlines Holdings, Inc.*	137	6,083
		35,552
Auto Components - 0.2%
Aptiv plc*	114	14,756
BorgWarner, Inc.	102	4,183
		18,939
Automobiles - 3.2%
Ford Motor Co.	1,653	29,027
General Motors Co.*	612	28,593
Tesla, Inc.*	343	298,557
		356,177
Banks - 5.9%
Bank of America Corp.	3,030	133,926
Citigroup, Inc.	836	49,516
Citizens Financial Group, Inc.	180	9,436
Comerica, Inc.	55	5,252
Fifth Third Bancorp	289	13,826
First Republic Bank	75	12,994
Huntington Bancshares, Inc.	610	9,467
JPMorgan Chase & Co.	1,243	176,257
KeyCorp	393	9,853
M&T Bank Corp.	54	9,840
People's United Financial, Inc.	181	3,815
PNC Financial Services Group, Inc. (The)	178	35,467
Regions Financial Corp.	403	9,749
Signature Bank	25	8,622
SVB Financial Group*	24	14,544
Truist Financial Corp.	562	34,968
US Bancorp	569	32,171
Wells Fargo & Co.	1,678	89,555
Zions Bancorp NA	66	4,679
		663,937
Beverages - 2.1%
Brown-Forman Corp., Class B	78	5,088
Coca-Cola Co. (The)	1,636	101,825
Constellation Brands, Inc., Class A	69	14,878
Molson Coors Beverage Co., Class B	80	4,174
Monster Beverage Corp.*	159	13,419
PepsiCo, Inc.	582	95,297
		234,681
Biotechnology - 2.6%
AbbVie, Inc.	744	109,941
Amgen, Inc.	237	53,676
Biogen, Inc.*	62	13,083
Gilead Sciences, Inc.	528	31,891
Incyte Corp.*	80	5,464
Moderna, Inc.*	148	22,733
Regeneron Pharmaceuticals, Inc.*	43	26,589
Vertex Pharmaceuticals, Inc.*	107	24,612
		287,989
Building Products - 0.6%
A O Smith Corp.	57	3,909
Allegion plc	37	4,237
Carrier Global Corp.	366	16,426
Fortune Brands Home & Security, Inc.	57	4,954
Johnson Controls International plc	299	19,423
Masco Corp.	104	5,828
Trane Technologies plc	100	15,393
		70,170
Capital Markets - 4.2%
Ameriprise Financial, Inc.	47	14,090
Bank of New York Mellon Corp. (The)	321	17,061
BlackRock, Inc.	60	44,633
Cboe Global Markets, Inc.	44	5,161
Charles Schwab Corp. (The)	633	53,463
CME Group, Inc.	151	35,716
FactSet Research Systems, Inc.	16	6,497
Franklin Resources, Inc.	119	3,538
Goldman Sachs Group, Inc. (The)	143	48,805
Intercontinental Exchange, Inc.	238	30,493
Invesco Ltd.	145	3,080
MarketAxess Holdings, Inc.	16	6,103
Moody's Corp.	68	21,898
Morgan Stanley	603	54,716
MSCI, Inc.	34	17,057
Nasdaq, Inc.	49	8,386
Northern Trust Corp.	87	9,909
Raymond James Financial, Inc.	78	8,553
S&P Global, Inc.	148	55,752
State Street Corp.	154	13,141
T. Rowe Price Group, Inc.	94	13,589
		471,641
Chemicals - 2.4%
Air Products and Chemicals, Inc.	93	21,976
Albemarle Corp.	49	9,599
Celanese Corp.	46	6,407
CF Industries Holdings, Inc.	91	7,388
Corteva, Inc.	308	16,025
Dow, Inc.	312	18,396
DuPont de Nemours, Inc.	219	16,944
Eastman Chemical Co.	57	6,753
Ecolab, Inc.	105	18,507
FMC Corp.	54	6,331
International Flavors & Fragrances, Inc.	107	14,231

S&P 500® Ex-Technology ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Linde plc	215	63,047
LyondellBasell Industries NV, Class A	110	10,695
Mosaic Co. (The)	156	8,179
PPG Industries, Inc.	100	13,345
Sherwin-Williams Co. (The)	102	26,839
		264,662
Commercial Services & Supplies - 0.5%
Cintas Corp.	36	13,512
Copart, Inc.*	90	11,059
Republic Services, Inc.	88	10,585
Rollins, Inc.	96	3,132
Waste Management, Inc.	162	23,393
		61,681
Construction & Engineering - 0.1%
Quanta Services, Inc.	60	6,536

Construction Materials - 0.2%
Martin Marietta Materials, Inc.	25	9,485
Vulcan Materials Co.	56	10,161
		19,646
Consumer Finance - 0.9%
American Express Co.	264	51,359
Capital One Financial Corp.	179	27,435
Discover Financial Services	123	15,183
Synchrony Financial	230	9,839
		103,816
Containers & Packaging - 0.4%
Amcor plc	646	7,513
Avery Dennison Corp.	34	5,991
Ball Corp.	137	12,294
International Paper Co.	164	7,139
Packaging Corp. of America	39	5,740
Sealed Air Corp.	63	4,229
WestRock Co.	113	5,116
		48,022
Distributors - 0.2%
Genuine Parts Co.	60	7,330
LKQ Corp.	114	5,352
Pool Corp.	17	7,796
		20,478
Diversified Financial Services - 2.2%
Berkshire Hathaway, Inc., Class B*	770	247,517

Diversified Telecommunication Services - 1.5%
AT&T, Inc.	3,004	71,165
Lumen Technologies, Inc.	389	4,030
Verizon Communications, Inc.	1,742	93,493
		168,688
Electric Utilities - 2.2%
Alliant Energy Corp.	106	6,190
American Electric Power Co., Inc.	212	19,218
Constellation Energy Corp.	137	6,299
Duke Energy Corp.	324	32,533
Edison International	161	10,210
Entergy Corp.	85	8,943
Evergy, Inc.	97	6,054
Eversource Energy	146	11,943
Exelon Corp.	412	17,535
FirstEnergy Corp.	229	9,584
NextEra Energy, Inc.	826	64,651
NRG Energy, Inc.	104	3,935
Pinnacle West Capital Corp.	48	3,400
PPL Corp.	317	8,296
Southern Co. (The)	446	28,887
Xcel Energy, Inc.	227	15,284
		252,962
Electrical Equipment - 0.7%
AMETEK, Inc.	97	12,590
Eaton Corp. plc	167	25,766
Emerson Electric Co.	252	23,416
Generac Holdings, Inc.*	26	8,202
Rockwell Automation, Inc.	48	12,796
		82,770
Energy Equipment & Services - 0.4%
Baker Hughes Co.	369	10,841
Halliburton Co.	378	12,674
Schlumberger NV	591	23,191
		46,706
Entertainment - 2.2%
Activision Blizzard, Inc.	328	26,732
Electronic Arts, Inc.	119	15,481
Live Nation Entertainment, Inc.*(a)	57	6,887
Netflix, Inc.*	186	73,381
Take-Two Interactive Software, Inc.*	48	7,776
Walt Disney Co. (The)*	764	113,423
		243,680
Equity Real Estate Investment Trusts (REITs) - 3.5%
Alexandria Real Estate Equities, Inc.	59	11,175
American Tower Corp.	191	43,332
AvalonBay Communities, Inc.	59	14,077
Boston Properties, Inc.	60	7,339
Crown Castle International Corp.	181	30,153
Digital Realty Trust, Inc.	119	16,055
Duke Realty Corp.	161	8,533
Equinix, Inc.	37	26,260
Equity Residential	145	12,369
Essex Property Trust, Inc.	26	8,246
Extra Space Storage, Inc.	56	10,536
Federal Realty Investment Trust	28	3,292
Healthpeak Properties, Inc.	227	7,051
Host Hotels & Resorts, Inc.*	302	5,518
Iron Mountain, Inc.(a)	122	6,000
Kimco Realty Corp.	260	6,118
Mid-America Apartment Communities, Inc.	48	9,821
Prologis, Inc.	312	45,505
Public Storage	64	22,721
Realty Income Corp.	239	15,796
Regency Centers Corp.	65	4,283
SBA Communications Corp.	46	13,956
Simon Property Group, Inc.	138	18,983
UDR, Inc.	123	6,749
Ventas, Inc.	168	9,072
Vornado Realty Trust	67	2,900
Welltower, Inc.	184	15,325
Weyerhaeuser Co.	316	12,286
		393,451
Food & Staples Retailing - 2.0%
Costco Wholesale Corp.	185	96,061
Kroger Co. (The)	286	13,385
Sysco Corp.	216	18,814
Walgreens Boots Alliance, Inc.	303	13,965

S&P 500® Ex-Technology ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Walmart, Inc.	598	80,826
		223,051
Food Products - 1.4%
Archer-Daniels-Midland Co.	236	18,514
Campbell Soup Co.	86	3,867
Conagra Brands, Inc.	202	7,064
General Mills, Inc.	255	17,195
Hershey Co. (The)	61	12,338
Hormel Foods Corp.	120	5,717
J M Smucker Co. (The)	45	6,064
Kellogg Co.	108	6,905
Kraft Heinz Co. (The)	300	11,766
Lamb Weston Holdings, Inc.	62	4,119
McCormick & Co., Inc. (Non-Voting)	105	9,993
Mondelez International, Inc., Class A	588	38,502
Tyson Foods, Inc., Class A	125	11,582
		153,626
Gas Utilities - 0.0%(b)
Atmos Energy Corp.	56	6,149

Health Care Equipment & Supplies - 4.1%
Abbott Laboratories	744	89,741
ABIOMED, Inc.*	19	5,904
Align Technology, Inc.*	31	15,855
Baxter International, Inc.	211	17,929
Becton Dickinson and Co.	121	32,825
Boston Scientific Corp.*	600	26,502
Cooper Cos., Inc. (The)	20	8,181
DENTSPLY SIRONA, Inc.	93	5,035
Dexcom, Inc.*	40	16,556
Edwards Lifesciences Corp.*	264	29,666
Hologic, Inc.*	107	7,615
IDEXX Laboratories, Inc.*	35	18,632
Intuitive Surgical, Inc.*	150	43,550
Medtronic plc	566	59,424
ResMed, Inc.	61	15,052
STERIS plc	41	9,840
Stryker Corp.	141	37,132
Teleflex, Inc.	19	6,390
Zimmer Biomet Holdings, Inc.	88	11,193
		457,022
Health Care Providers & Services - 4.1%
AmerisourceBergen Corp.	63	8,979
Anthem, Inc.	102	46,089
Cardinal Health, Inc.	119	6,427
Centene Corp.*	246	20,325
Cigna Corp.	139	33,051
CVS Health Corp.	555	57,526
DaVita, Inc.*	27	3,045
HCA Healthcare, Inc.	101	25,281
Henry Schein, Inc.*	58	5,010
Humana, Inc.	54	23,453
Laboratory Corp. of America Holdings*	39	10,579
McKesson Corp.	64	17,597
Quest Diagnostics, Inc.	51	6,695
UnitedHealth Group, Inc.	396	188,445
Universal Health Services, Inc., Class B	31	4,462
		456,964
Health Care Technology - 0.1%
Cerner Corp.	124	11,563

Hotels, Restaurants & Leisure - 2.7%
Booking Holdings, Inc.*	17	36,928
Caesars Entertainment, Inc.*	91	7,661
Carnival Corp.*	340	6,912
Chipotle Mexican Grill, Inc.*	11	16,757
Darden Restaurants, Inc.	55	7,987
Domino's Pizza, Inc.	15	6,483
Expedia Group, Inc.*	61	11,963
Hilton Worldwide Holdings, Inc.*	117	17,417
Las Vegas Sands Corp.*	146	6,258
Marriott International, Inc., Class A*	115	19,566
McDonald's Corp.	315	77,103
MGM Resorts International	164	7,264
Norwegian Cruise Line Holdings Ltd.*	156	3,040
Penn National Gaming, Inc.*	71	3,646
Royal Caribbean Cruises Ltd.*	95	7,668
Starbucks Corp.	496	45,528
Wynn Resorts Ltd.*	43	3,720
Yum! Brands, Inc.	123	15,077
		300,978
Household Durables - 0.5%
DR Horton, Inc.	138	11,785
Garmin Ltd.	64	7,068
Lennar Corp., Class A	116	10,426
Mohawk Industries, Inc.*	22	3,097
Newell Brands, Inc.	160	3,800
NVR, Inc.*	1	4,958
PulteGroup, Inc.	107	5,314
Whirlpool Corp.	25	5,032
		51,480
Household Products - 2.0%
Church & Dwight Co., Inc.	103	10,079
Clorox Co. (The)	51	7,435
Colgate-Palmolive Co.	355	27,317
Kimberly-Clark Corp.	141	18,351
Procter & Gamble Co. (The)	1,018	158,696
		221,878
Independent Power and Renewable Electricity Producers - 0.0%(b)
AES Corp. (The)	282	5,987

Industrial Conglomerates - 1.4%
3M Co.	242	35,973
General Electric Co.	462	44,126
Honeywell International, Inc.	290	55,028
Roper Technologies, Inc.	43	19,273
		154,400
Insurance - 2.8%
Aflac, Inc.	256	15,639
Allstate Corp. (The)	120	14,683
American International Group, Inc.	349	21,373
Aon plc, Class A	92	26,877
Arthur J Gallagher & Co.	87	13,763
Assurant, Inc.	23	3,903
Brown & Brown, Inc.	100	6,761
Chubb Ltd.	181	36,859
Cincinnati Financial Corp.	63	7,736
Everest Re Group Ltd.	16	4,771
Globe Life, Inc.	38	3,836

S&P 500® Ex-Technology ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Hartford Financial Services Group, Inc. (The)	144	10,005
Lincoln National Corp.	73	4,922
Loews Corp.	86	5,275
Marsh & McLennan Cos., Inc.	212	32,947
MetLife, Inc.	301	20,333
Principal Financial Group, Inc.	105	7,417
Progressive Corp. (The)	246	26,059
Prudential Financial, Inc.	159	17,754
Travelers Cos., Inc. (The)	103	17,698
W R Berkley Corp.	59	5,328
Willis Towers Watson plc	52	11,560
		315,499
Interactive Media & Services - 8.0%
Alphabet, Inc., Class A*	126	340,344
Alphabet, Inc., Class C*	118	318,343
Match Group, Inc.*	119	13,267
Meta Platforms, Inc., Class A*	995	209,975
Twitter, Inc.*	337	11,980
		893,909
Internet & Direct Marketing Retail - 5.2%
Amazon.com, Inc.*	183	562,040
eBay, Inc.	264	14,412
Etsy, Inc.*	54	8,364
		584,816
Leisure Products - 0.0%(b)
Hasbro, Inc.	55	5,338

Life Sciences Tools & Services - 2.5%
Agilent Technologies, Inc.	127	16,556
Bio-Rad Laboratories, Inc., Class A*	8	5,008
Bio-Techne Corp.	16	6,711
Charles River Laboratories International, Inc.*	21	6,114
Danaher Corp.	267	73,267
Illumina, Inc.*	65	21,229
IQVIA Holdings, Inc.*	80	18,410
Mettler-Toledo International, Inc.*	9	12,679
PerkinElmer, Inc.	53	9,519
Thermo Fisher Scientific, Inc.	165	89,760
Waters Corp.*	25	7,918
West Pharmaceutical Services, Inc.	31	11,999
		279,170
Machinery - 2.1%
Caterpillar, Inc.	227	42,581
Cummins, Inc.	60	12,247
Deere & Co.	119	42,842
Dover Corp.	60	9,412
Fortive Corp.	151	9,777
IDEX Corp.	32	6,141
Illinois Tool Works, Inc.	120	25,961
Ingersoll Rand, Inc.	172	8,689
Nordson Corp.	23	5,209
Otis Worldwide Corp.	179	14,021
PACCAR, Inc.	147	13,496
Parker-Hannifin Corp.	55	16,302
Pentair plc	71	4,112
Snap-on, Inc.	22	4,624
Stanley Black & Decker, Inc.	69	11,226
Westinghouse Air Brake Technologies Corp.	78	7,240
Xylem, Inc.	76	6,760
		240,640
Media - 1.5%
Charter Communications, Inc., Class A*	51	30,691
Comcast Corp., Class A	1,918	89,686
Discovery, Inc., Class A*	72	2,020
Discovery, Inc., Class C*	129	3,608
DISH Network Corp., Class A*(a)	106	3,388
Fox Corp., Class A	136	5,689
Fox Corp., Class B	63	2,410
Interpublic Group of Cos., Inc. (The)	166	6,109
News Corp., Class A	166	3,705
News Corp., Class B	52	1,166
Omnicom Group, Inc.	90	7,550
Paramount Global, Class B	256	7,836
		163,858
Metals & Mining - 0.6%
Freeport-McMoRan, Inc.	619	29,062
Newmont Corp.	335	22,177
Nucor Corp.	120	15,794
		67,033
Multiline Retail - 0.7%
Dollar General Corp.	98	19,437
Dollar Tree, Inc.*	94	13,356
Target Corp.	205	40,953
		73,746
Multi-Utilities - 1.1%
Ameren Corp.	109	9,369
CenterPoint Energy, Inc.	265	7,248
CMS Energy Corp.	122	7,809
Consolidated Edison, Inc.	150	12,865
Dominion Energy, Inc.	341	27,120
DTE Energy Co.	81	9,849
NiSource, Inc.	166	4,802
Public Service Enterprise Group, Inc.	213	13,809
Sempra Energy	134	19,325
WEC Energy Group, Inc.	134	12,178
		124,374
Oil, Gas & Consumable Fuels - 4.7%
APA Corp.	153	5,451
Chevron Corp.	810	116,640
ConocoPhillips	555	52,647
Coterra Energy, Inc.	344	8,026
Devon Energy Corp.	266	15,840
Diamondback Energy, Inc.	72	9,943
EOG Resources, Inc.	246	28,270
Exxon Mobil Corp.	1,782	139,745
Hess Corp.	116	11,723
Kinder Morgan, Inc.	821	14,286
Marathon Oil Corp.	329	7,422
Marathon Petroleum Corp.	259	20,168
Occidental Petroleum Corp.	375	16,399
ONEOK, Inc.	189	12,342
Phillips 66	185	15,584
Pioneer Natural Resources Co.	95	22,762
Valero Energy Corp.	172	14,364
Williams Cos., Inc. (The)	512	16,015
		527,627

S&P 500® Ex-Technology ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Personal Products - 0.3%
Estee Lauder Cos., Inc. (The), Class A	98	29,040

Pharmaceuticals - 5.1%
Bristol-Myers Squibb Co.	934	64,138
Catalent, Inc.*	72	7,347
Eli Lilly & Co.	334	83,483
Johnson & Johnson	1,107	182,179
Merck & Co., Inc.	1,063	81,405
Organon & Co.	107	3,994
Pfizer, Inc.	2,362	110,872
Viatris, Inc.	509	5,604
Zoetis, Inc.	198	38,343
		577,365
Professional Services - 0.4%
Equifax, Inc.	51	11,135
Jacobs Engineering Group, Inc.	55	6,765
Leidos Holdings, Inc.	59	6,009
Nielsen Holdings plc	152	2,648
Robert Half International, Inc.	47	5,654
Verisk Analytics, Inc.	68	12,059
		44,270
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	141	13,656

Road & Rail - 1.3%
CSX Corp.	934	31,672
JB Hunt Transport Services, Inc.	35	7,103
Norfolk Southern Corp.	102	26,165
Old Dominion Freight Line, Inc.	38	11,933
Union Pacific Corp.	270	66,406
		143,279
Specialty Retail - 2.9%
Advance Auto Parts, Inc.	26	5,316
AutoZone, Inc.*	8	14,907
Bath & Body Works, Inc.(a)	112	5,977
Best Buy Co., Inc.	93	8,988
CarMax, Inc.*	69	7,544
Home Depot, Inc. (The)	444	140,229
Lowe's Cos., Inc.	291	64,328
O'Reilly Automotive, Inc.*	27	17,529
Ross Stores, Inc.	150	13,709
TJX Cos., Inc. (The)	507	33,513
Tractor Supply Co.	48	9,782
Ulta Beauty, Inc.*	22	8,239
		330,061
Textiles, Apparel & Luxury Goods - 0.8%
NIKE, Inc., Class B	538	73,464
PVH Corp.	29	2,839
Ralph Lauren Corp.	20	2,641
Tapestry, Inc.	117	4,785
Under Armour, Inc., Class A*	80	1,431
Under Armour, Inc., Class C*	91	1,422
VF Corp.	138	8,007
		94,589
Tobacco - 0.9%
Altria Group, Inc.	774	39,698
Philip Morris International, Inc.	655	66,201
		105,899
Trading Companies & Distributors - 0.3%
Fastenal Co.	242	12,453
United Rentals, Inc.*	30	9,649
WW Grainger, Inc.	18	8,587
		30,689
Water Utilities - 0.1%
American Water Works Co., Inc.	76	11,483

Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc.*	247	30,433

TOTAL COMMON STOCKS (Cost $11,239,327)		11,188,767

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.3%

REPURCHASE AGREEMENTS(c) - 0.3%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $35,516 (Cost $35,516)	35,516	35,516

Total Investments - 100.0% (Cost $11,274,843)		11,224,283
Other assets less liabilities - 0.0%(b)		744
Net Assets - 100.0%		11,225,027

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at February 28, 2022. The total value of securities on loan at February 28, 2022 was $17,559, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.13%, and maturity dates ranging from March 3, 2022 – November 15, 2051. The total value of collateral is $18,489.
(b)	Represents less than 0.05% of net assets.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

S&P Kensho Cleantech ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.8%

Automobiles - 3.8%
Tesla, Inc.*	145	126,212

Chemicals - 4.5%
Huntsman Corp.	3,702	149,709

Construction & Engineering - 11.3%
Arcosa, Inc.	2,820	148,529
ReneSola Ltd., ADR*	20,350	122,304
Valmont Industries, Inc.	487	105,411
		376,244
Electrical Equipment - 30.7%
Advent Technologies Holdings, Inc.*	13,593	35,206
American Superconductor Corp.*	11,251	95,521
Array Technologies, Inc.*	6,539	73,498
Ballard Power Systems, Inc.*	9,934	113,446
Eos Energy Enterprises, Inc.*	16,148	46,829
FTC Solar, Inc.*	16,811	79,180
FuelCell Energy, Inc.*	16,865	101,190
Ocean Power Technologies, Inc.*	86,238	112,972
Plug Power, Inc.*	3,947	99,820
Shoals Technologies Group, Inc., Class A*	4,969	78,560
Sunrun, Inc.*	3,045	83,068
TPI Composites, Inc.*	7,529	101,792
		1,021,082
Independent Power and Renewable Electricity Producers - 9.7%
Azure Power Global Ltd.*	5,715	94,583
Ormat Technologies, Inc.	2,029	144,769
Sunnova Energy International, Inc.*	4,102	82,656
		322,008
Industrial Conglomerates - 4.5%
General Electric Co.	1,585	151,383

Machinery - 4.0%
Hyster-Yale Materials Handling, Inc.	3,527	135,014

Semiconductors & Semiconductor Equipment - 31.3%
Applied Materials, Inc.	770	103,334
Canadian Solar, Inc.*	4,091	129,521
Daqo New Energy Corp., ADR*	2,323	111,411
Enphase Energy, Inc.*	627	104,521
First Solar, Inc.*	1,542	116,097
JinkoSolar Holding Co. Ltd., ADR*	2,748	139,076
Maxeon Solar Technologies Ltd.*	9,060	98,210
SolarEdge Technologies, Inc.*	449	143,420
SunPower Corp.*	5,417	97,127
		1,042,717
TOTAL COMMON STOCKS (Cost $4,169,232)		3,324,369
Total Investments - 99.8% (Cost $4,169,232)		3,324,369
Other assets less liabilities - 0.2%		6,563
Net Assets - 100.0%		3,330,932

*	Non-income producing security.

Abbreviations
ADR	American Depositary Receipt

S&P Kensho Cleantech ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

S&P Kensho Cleantech ETF invested, as a percentage of net assets, in the following countries as of February 28, 2022:

United States	75.5%
China	11.2%
Canada	7.3%
Singapore	3.0%
India	2.8%
Other[a]	0.2%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

S&P Kensho Smart Factories ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.9%

Electrical Equipment - 18.1%
ABB Ltd., ADR	4,848	163,281
Emerson Electric Co.	1,939	180,172
Rockwell Automation, Inc.	551	146,885
		490,338
Electronic Equipment, Instruments & Components - 19.3%
Cognex Corp.	2,064	139,444
FARO Technologies, Inc.*	1,519	83,150
Hollysys Automation Technologies Ltd.*	7,879	110,937
Ouster, Inc.*	21,461	72,538
Sanmina Corp.*	2,891	115,004
		521,073
Machinery - 4.0%
Dover Corp.	699	109,645

Professional Services - 3.9%
Jacobs Engineering Group, Inc.	848	104,304

Semiconductors & Semiconductor Equipment - 21.6%
Allegro MicroSystems, Inc.*	3,765	107,942
Ambarella, Inc.*	613	85,642
KLA Corp.	294	102,459
ON Semiconductor Corp.*	2,008	125,721
Tower Semiconductor Ltd.*	3,436	160,977
		582,741
Software - 26.0%
Aspen Technology, Inc.*	1,178	179,539
Autodesk, Inc.*	591	130,156
C3.ai, Inc., Class A*	2,462	55,198
PTC, Inc.*	1,558	173,374
SAP SE, ADR	807	90,852
UiPath, Inc., Class A*	2,091	72,579
		701,698
Technology Hardware, Storage & Peripherals - 7.0%
3D Systems Corp.*	5,923	105,548
Stratasys Ltd.*	3,316	83,165
		188,713
TOTAL COMMON STOCKS (Cost $3,041,622)		2,698,512
Total Investments - 99.9% (Cost $3,041,622)		2,698,512
Other assets less liabilities - 0.1%		1,987
Net Assets - 100.0%		2,700,499

*	Non-income producing security.

Abbreviations
ADR	American Depositary Receipt

S&P Kensho Smart Factories ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

S&P Kensho Smart Factories ETF invested, as a percentage of net assets, in the following countries as of February 28, 2022:

United States	80.4%
Switzerland	6.0%
Israel	6.0%
China	4.1%
Germany	3.4%
Other[a]	0.1%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

S&P MidCap 400® Dividend Aristocrats ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.8%

Banks - 12.5%
Bank OZK	457,943	21,532,480
Commerce Bancshares, Inc.	317,427	22,784,910
Cullen/Frost Bankers, Inc.	168,272	23,680,919
Prosperity Bancshares, Inc.	291,194	21,682,305
UMB Financial Corp.	214,334	21,832,061
United Bankshares, Inc.	593,079	21,718,553
		133,231,228
Building Products - 2.1%
Carlisle Cos., Inc.	96,451	22,897,467

Capital Markets - 2.1%
SEI Investments Co.	378,382	22,165,618

Chemicals - 3.9%
RPM International, Inc.	247,902	20,965,072
Sensient Technologies Corp.(a)	249,778	20,514,267
		41,479,339
Commercial Services & Supplies - 2.1%
MSA Safety, Inc.	158,748	22,081,847

Containers & Packaging - 6.4%
AptarGroup, Inc.	188,995	23,034,710
Silgan Holdings, Inc.	535,652	22,433,106
Sonoco Products Co.	384,297	22,565,920
		68,033,736
Electric Utilities - 2.1%
OGE Energy Corp.	596,437	22,396,209

Electrical Equipment - 2.0%
Regal Rexnord Corp.	134,124	21,506,783

Equity Real Estate Investment Trusts (REITs) - 2.0%
National Retail Properties, Inc.	505,201	21,526,615

Food & Staples Retailing - 2.1%
Casey's General Stores, Inc.	116,943	21,994,639

Food Products - 4.1%
Flowers Foods, Inc.	773,968	21,214,463
Lancaster Colony Corp.	135,903	22,860,244
		44,074,707
Gas Utilities - 13.0%
National Fuel Gas Co.	367,694	22,885,275
New Jersey Resources Corp.	569,424	24,838,275
ONE Gas, Inc.	294,684	24,485,293
Southwest Gas Holdings, Inc.	340,900	24,183,446
Spire, Inc.	349,737	23,470,850
UGI Corp.	498,262	19,153,191
		139,016,330
Household Durables - 1.9%
Leggett & Platt, Inc.	555,835	20,610,362

Insurance - 12.5%
American Financial Group, Inc.	171,534	23,223,988
Hanover Insurance Group, Inc. (The)	163,016	22,742,362
Mercury General Corp.	407,136	22,392,480
Old Republic International Corp.	897,679	23,653,842
RenaissanceRe Holdings Ltd.	133,767	20,169,388
RLI Corp.	206,899	21,000,249
		133,182,309
Leisure Products - 2.3%
Polaris, Inc.	200,925	24,414,397

Machinery - 8.1%
Donaldson Co., Inc.	383,364	20,805,164
Graco, Inc.	302,417	21,801,242
Lincoln Electric Holdings, Inc.	166,927	21,276,516
Toro Co. (The)	236,509	22,186,909
		86,069,831
Media - 2.0%
John Wiley & Sons, Inc., Class A(a)	415,623	20,909,993

Metals & Mining - 2.4%
Royal Gold, Inc.	215,882	26,177,851

Multi-Utilities - 6.3%
Black Hills Corp.	331,007	23,167,180
MDU Resources Group, Inc.	758,840	20,314,147
NorthWestern Corp.	385,838	23,335,482
		66,816,809
Personal Products - 1.9%
Nu Skin Enterprises, Inc., Class A(a)	432,353	20,056,856

Pharmaceuticals - 1.9%
Perrigo Co. plc	579,868	20,596,911

Road & Rail - 2.2%
Ryder System, Inc.	291,693	22,997,076

Specialty Retail - 1.9%
Williams-Sonoma, Inc.	142,787	20,684,125

Water Utilities - 2.0%
Essential Utilities, Inc.	462,634	21,794,688

TOTAL COMMON STOCKS (Cost $910,568,515)		1,064,715,726

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.2%

REPURCHASE AGREEMENTS(b) - 0.2%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $1,838,665 (Cost $1,838,664)	1,838,664	1,838,664

Total Investments - 100.0% (Cost $912,407,179)		1,066,554,390
Other assets less liabilities(c) - 0.0%		27,247
Net Assets - 100.0%		1,066,581,637

(a)	The security or a portion of this security is on loan at February 28, 2022. The total value of securities on loan at February 28, 2022 was $900,051, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 7.63%, and maturity dates ranging from April 15, 2022 – August 15, 2051. The total value of collateral is $920,122.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Represents less than 0.05% of net assets.

S&P Technology Dividend Aristocrats ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.8%

Communications Equipment - 4.8%
Cisco Systems, Inc.	48,546	2,707,410
Motorola Solutions, Inc.	11,804	2,601,956
		5,309,366
Electronic Equipment, Instruments & Components - 20.4%
Amphenol Corp., Class A	36,189	2,750,726
Avnet, Inc.	70,154	2,951,379
Badger Meter, Inc.	31,387	3,120,182
CDW Corp.	14,919	2,572,931
Corning, Inc.	80,261	3,242,544
Littelfuse, Inc.	10,159	2,623,155
National Instruments Corp.	69,344	2,784,161
TE Connectivity Ltd.	18,309	2,607,751
		22,652,829
Entertainment - 2.6%
Activision Blizzard, Inc.	34,486	2,810,609

Internet & Direct Marketing Retail - 2.9%
PetMed Express, Inc.(a)	118,419	3,191,392

IT Services - 27.6%
Accenture plc, Class A	8,228	2,600,213
Automatic Data Processing, Inc.	12,799	2,616,628
Broadridge Financial Solutions, Inc.	17,645	2,579,875
Cass Information Systems, Inc.	72,800	2,881,424
CSG Systems International, Inc.	50,312	3,105,257
International Business Machines Corp.	21,554	2,640,580
Jack Henry & Associates, Inc.	17,289	3,056,695
Mastercard, Inc., Class A	7,746	2,794,912
Paychex, Inc.	23,304	2,774,574
Visa, Inc., Class A(a)	13,154	2,842,842
Western Union Co. (The)	154,411	2,807,192
		30,700,192
Semiconductors & Semiconductor Equipment - 25.1%
Analog Devices, Inc.	17,775	2,849,155
Broadcom, Inc.	5,148	3,024,141
Intel Corp.	54,180	2,584,386
KLA Corp.	7,356	2,563,566
Lam Research Corp.	4,550	2,554,143
Microchip Technology, Inc.	38,118	2,680,839
Power Integrations, Inc.	35,982	3,238,380
QUALCOMM, Inc.	16,934	2,912,479
Skyworks Solutions, Inc.	19,719	2,724,574
Texas Instruments, Inc.	16,256	2,763,357
		27,895,020
Software - 9.2%
Dolby Laboratories, Inc., Class A	32,044	2,406,504
Intuit, Inc.	5,177	2,455,814
Microsoft Corp.	9,349	2,793,388
Oracle Corp.	34,086	2,589,513
		10,245,219
Technology Hardware, Storage & Peripherals - 7.2%
Apple, Inc.	17,138	2,829,827
HP, Inc.	78,083	2,682,932
NetApp, Inc.	32,113	2,517,017
		8,029,776
TOTAL COMMON STOCKS (Cost $105,783,378)		110,834,403

SECURITIES LENDING REINVESTMENTS(b) - 2.8%

INVESTMENT COMPANIES - 2.8%
BlackRock Liquidity FedFund, Institutional Class 0.03%
(Cost $3,144,488)	3,144,488	3,144,488

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.1%

REPURCHASE AGREEMENTS(c) - 0.1%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $136,114 (Cost $136,114)	136,114	136,114

Total Investments - 102.7% (Cost $109,063,980)		114,115,005
Liabilities in excess of other assets - (2.7%)		(2,999,178)
Net Assets - 100.0%		111,115,827

(a)	The security or a portion of this security is on loan at February 28, 2022. The total value of securities on loan at February 28, 2022 was $5,936,546, collateralized in the form of cash with a value of $3,144,488 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $2,909,712 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.25%, and maturity dates ranging from March 3, 2022 – November 15, 2051. The total value of collateral is $6,054,200.
(b)	The security was purchased with cash collateral held from securities on loan at February 28, 2022. The total value of securities purchased was $3,144,488.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Short Term USD Emerging Markets Bond ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
FOREIGN GOVERNMENT SECURITIES - 73.3%

Arab Republic of Egypt
4.55%, 11/20/2023(a)	200,000	199,972
5.75%, 5/29/2024(a)	200,000	198,132
Democratic Socialist Republic of Sri Lanka
6.85%, 3/14/2024(a)	200,000	94,972
6.13%, 6/3/2025(a)	200,000	98,000
Dominican Republic Government Bond
5.50%, 1/27/2025(a)	200,000	208,502
Export-Import Bank of China (The)
3.63%, 7/31/2024(a)	200,000	208,976
Export-Import Bank of India
4.00%, 1/14/2023(a)	200,000	203,174
Federative Republic of Brazil
8.88%, 4/15/2024	270,000	309,153
6.00%, 4/7/2026	200,000	220,250
Hungary Government Bond
5.38%, 2/21/2023	230,000	237,256
5.38%, 3/25/2024	14,000	14,828
Islamic Republic of Pakistan
6.00%, 4/8/2026(a)	200,000	182,900
Kingdom of Bahrain
7.00%, 1/26/2026(a)	200,000	214,324
Kingdom of Saudi Arabia
4.00%, 4/17/2025(a)	400,000	421,378
People's Republic of China
3.25%, 10/19/2023(a)	200,000	205,212
0.55%, 10/21/2025(a)	200,000	191,456
Perusahaan Penerbit SBSN Indonesia III
4.35%, 9/10/2024(a)	200,000	209,716
4.33%, 5/28/2025(a)	200,000	210,188
Republic of Colombia
2.63%, 3/15/2023	200,000	200,296
4.50%, 1/28/2026	200,000	202,462
Republic of Croatia
5.50%, 4/4/2023(a)	200,000	206,500
Republic of Indonesia
4.45%, 2/11/2024	200,000	209,439
4.13%, 1/15/2025(a)	200,000	209,360
Republic of Panama
7.13%, 1/29/2026	100,000	115,440
Republic of Peru
7.35%, 7/21/2025	100,000	114,891
Republic of Poland
4.00%, 1/22/2024	100,000	103,237
3.25%, 4/6/2026	40,000	41,282
Republic of South Africa
5.88%, 9/16/2025	400,000	426,400
Republic of Turkey
7.25%, 12/23/2023	400,000	407,008
7.38%, 2/5/2025	150,000	151,455
4.25%, 3/13/2025	200,000	184,986
Romania Government Bond
4.38%, 8/22/2023(a)	80,000	82,290
Russian Federation
4.88%, 9/16/2023(a)	200,000	99,950
State of Qatar
3.88%, 4/23/2023(a)	200,000	205,302
Sultanate of Oman Government Bond
4.75%, 6/15/2026(a)	200,000	200,067
United Arab Emirates Government Bond
0.75%, 9/2/2023(a)	200,000	197,247
2.13%, 9/30/2024(a)	200,000	200,512
United Mexican States
3.60%, 1/30/2025	200,000	207,926
TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $7,733,597)		7,394,439

CORPORATE BONDS - 24.3%

Banks - 7.4%
Banco del Estado de Chile
2.70%, 1/9/2025(a)	200,000	200,252
Banco do Brasil SA
3.88%, 10/10/2022	200,000	202,762
International Bank of Azerbaijan OJSC
3.50%, 9/1/2024(a)	150,000	142,500
QNB Finance Ltd.
2.63%, 5/12/2025(a)	200,000	199,636
		745,150
Chemicals - 2.1%
OCP SA
5.63%, 4/25/2024(a)	200,000	206,000

Diversified Financial Services - 0.9%
Gazprom PJSC
5.15%, 2/11/2026(a)	200,000	94,062

Electrical Equipment - 1.1%
Power Sector Assets & Liabilities Management Corp.
7.39%, 12/2/2024(a)	100,000	112,428

Oil, Gas & Consumable Fuels - 12.8%
Ecopetrol SA
5.88%, 9/18/2023	25,000	25,974
KazMunayGas National Co. JSC
4.75%, 4/24/2025(a)	200,000	206,113
Petrobras Global Finance BV
5.30%, 1/27/2025	100,000	105,001
Petroleos Mexicanos
3.50%, 1/30/2023	340,000	341,292
6.88%, 10/16/2025(a)	42,000	44,520
6.88%, 8/4/2026	30,000	31,783
Sinopec Group Overseas Development 2015 Ltd.
3.25%, 4/28/2025(a)	300,000	307,997
Southern Gas Corridor CJSC
6.88%, 3/24/2026(a)	200,000	223,580
		1,286,260
TOTAL CORPORATE BONDS (Cost $2,625,322)		2,443,900

Short Term USD Emerging Markets Bond ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.9%

REPURCHASE AGREEMENTS(b) - 0.9%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $91,783 (Cost $91,783)	91,783	91,783

Total Investments - 98.5% (Cost $10,450,702)		9,930,122
Other assets less liabilities - 1.5%		153,648
Net Assets - 100.0%		10,083,770

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Short Term USD Emerging Markets Bond ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Short Term USD Emerging Markets Bond ETF invested, as a percentage of net assets, in the following countries as of February 28, 2022:

China	9.1%
Indonesia	8.3%
Brazil	8.3%
Turkey	7.4%
Mexico	6.2%
Colombia	4.3%
South Africa	4.2%
Saudi Arabia	4.2%
Qatar	4.0%
Egypt	4.0%
United Arab Emirates	4.0%
Azerbaijan	3.6%
Hungary	2.5%
Bahrain	2.1%
Dominican Republic	2.1%
Croatia	2.1%
Kazakhstan	2.0%
Morocco	2.0%
India	2.0%
Chile	2.0%
Oman	2.0%
Russia	1.9%
Sri Lanka	1.9%
Pakistan	1.8%
Poland	1.4%
Panama	1.2%
Peru	1.1%
Philippines	1.1%
Romania	0.8%
Other[a]	2.4%
100.0%

a	Includes any non fixed-income securities and net other assets (liabilities).

Smart Materials ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.5%

Aerospace & Defense - 5.0%
Hexcel Corp.	3,170	183,543

Building Products - 1.0%
View, Inc.*	14,377	34,792

Chemicals - 60.0%
Akzo Nobel NV	1,563	148,964
Arkema SA	1,315	175,311
Axalta Coating Systems Ltd.*	5,767	155,940
Cabot Corp.	3,371	246,622
Chemours Co. (The)	6,419	177,165
Hansol Chemical Co. Ltd.	639	113,998
Hodogaya Chemical Co. Ltd.	558	20,798
Ingevity Corp.*	2,309	157,543
Neo Performance Materials, Inc.	2,508	31,659
OCI Co. Ltd.	1,580	137,980
PPG Industries, Inc.	1,120	149,464
RPM International, Inc.	2,062	174,383
Sherwin-Williams Co. (The)	568	149,458
Sika AG (Registered)	530	176,840
Solvay SA	1,512	169,058
		2,185,183
Electrical Equipment - 3.8%
Nidec Corp.	1,632	140,295

Electronic Equipment, Instruments & Components - 3.5%
Akoustis Technologies, Inc.*	3,403	21,439
Solus Advanced Materials Co. Ltd.	2,026	106,157
		127,596
Health Care Equipment & Supplies - 1.7%
Varex Imaging Corp.*	2,609	61,677

Metals & Mining - 8.0%
Constellium SE*	9,271	180,136
Materion Corp.	1,353	113,043
		293,179
Semiconductors & Semiconductor Equipment - 16.5%
Applied Materials, Inc.	1,316	176,607
Innox Advanced Materials Co. Ltd.	1,301	45,392
Jusung Engineering Co. Ltd.	3,196	68,846
Kopin Corp.*	6,060	15,998
LX Semicon Co. Ltd.	1,078	102,210
Meta Materials, Inc.*	18,628	40,050
Universal Display Corp.	981	151,967
		601,070
TOTAL COMMON STOCKS (Cost $4,010,443)		3,627,335
Total Investments - 99.5% (Cost $4,010,443)		3,627,335
Other assets less liabilities - 0.5%		16,609
Net Assets - 100.0%		3,643,944

*	Non-income producing security.

Smart Materials ETF

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Smart Materials ETF invested, as a percentage of net assets, in the following countries as of February 28, 2022:

United States	55.1%
South Korea	15.8%
France	9.8%
Switzerland	4.8%
Belgium	4.6%
Japan	4.4%
Netherlands	4.1%
Canada	0.9%
Other[a]	0.5%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

ProShares Trust

Notes to Schedules of portfolio investments

february 28, 2022 (unaudited)

Repurchase Agreements

Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements through joint account arrangements; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

On February 28, 2022, the Funds had interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.

Fund Name	Barclays Capital, Inc., 0.00%, dated 02/28/2022 due 03/01/2022 (a)	Barclays Capital, Inc., 0.01%, dated 02/28/2022 due 03/01/2022 (b)	BNP Paribas Securities Corp., 0.04%, dated 02/28/2022 due 03/01/2022 (c)	ING Financial Markets LLC, 0.04%, dated 02/28/2022 due 03/01/2022 (d)	Total
Decline of the Retail Store ETF	$436,477	$349,182	$4,452,068	$567,420	$5,805,147
DJ Brookfield Global Infrastructure ETF	21,990	17,592	224,294	28,587	292,463
Equities for Rising Rates ETF	5,440	4,352	55,484	7,072	72,348
Global Listed Private Equity ETF	5,314	4,251	54,204	6,908	70,677
Hedge Replication ETF	363,324	290,659	3,705,905	472,321	4,832,209
High Yield-Interest Rate Hedged	371,871	297,497	3,793,080	483,431	4,945,879
Inflation Expectations ETF	2,132,660	1,706,128	21,753,137	2,772,459	28,364,384
Investment Grade — Interest Rate Hedged	944,001	755,201	9,628,809	1,227,201	12,555,212
Large Cap Core Plus	1,446,616	1,157,293	14,755,484	1,880,601	19,239,994
Long Online/Short Stores ETF	244,405	195,524	2,492,935	317,727	3,250,591
Managed Futures Strategy ETF	369,132	295,306	3,765,149	479,872	4,909,459
Morningstar Alternatives Solution ETF	1,435	1,148	14,636	1,865	19,084
MSCI EAFE Dividend Growers ETF	18,959	15,168	193,386	24,648	252,161
MSCI Europe Dividend Growers ETF	1,730	1,384	17,650	2,250	23,014
MSCI Transformational Changes ETF	2,673	2,138	27,264	3,475	35,550
Nasdaq-100 Dorsey Wright Momentum ETF	1,128	903	11,507	1,467	15,005
Online Retail ETF	17,056	13,645	173,974	22,173	226,848
Pet Care ETF	36,795	29,436	375,314	47,834	489,379
RAFITM Long/Short	24,630	19,704	251,224	32,019	327,577
Russell 2000 Dividend Growers ETF	122,006	97,605	1,244,464	158,608	1,622,683
Russell U.S. Dividend Growers ETF	1,346	1,077	13,733	1,750	17,906
S&P 500® Dividend Aristocrats ETF	1,007,579	806,063	10,277,305	1,309,853	13,400,800
S&P 500® Ex-Energy ETF	4,049	3,239	41,302	5,263	53,853
S&P 500® Ex-Financials ETF	1,296	1,037	13,224	1,686	17,243
S&P 500® Ex-Health Care ETF	967	773	9,860	1,257	12,857
S&P 500® Ex-Technology ETF	2,670	2,136	27,239	3,471	35,516
S&P MidCap 400® Dividend Aristocrats ETF	138,245	110,596	1,410,104	179,719	1,838,664
S&P Technology Dividend Aristocrats ETF	10,234	8,187	104,388	13,305	136,114
Short Term USD Emerging Markets Bond ETF	6,901	5,521	70,389	8,972	91,783
	$7,740,929	$6,192,745	$78,957,512	$10,063,214	$102,954,400

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at February 28, 2022 as follows:

(a) U.S. Treasury Bonds, 0.88% to 1.38%, due 2/15/2044 to 2/15/2047, which had an aggregate value at the Trust level of $255,000,089.

(b) U.S. Treasury Notes, 0.13%, due 10/15/2026, which had an aggregate value at the Trust level of $204,000,018.

(c) U.S. Treasury Bills, 0%, due 3/24/2022 to 6/21/2022; U.S. Treasury Bonds, 0% to 7.63%, due 2/15/2023 to 5/15/2051; U.S. Treasury Notes, 0.13% to 3.00%, due 4/15/2022 to 7/15/2030, which had an aggregate value at the Trust level of $2,601,000,127.

(d) Federal Farm Credit Bank, 0.11% to 3.10%, due 12/28/2022 to 1/4/2035; Federal Home Loan Bank, 1.04% to 1.20%, due 6/14/2024 to 12/23/2024; Federal Home Loan Mortgage Corp., 0% to 0.18%, due 8/5/2022 to 3/15/2031; Federal National Mortgage Association, 0% to 6.63%, due 4/5/2022 to 11/15/2030; U.S. Treasury Bills, 0%, due 12/29/2022; U.S. Treasury Bonds, 0.63% to 5.38%, due 2/15/2031 to 8/15/2051; U.S. Treasury Notes, 0.13% to 2.88%, due 2/28/2023 to 2/15/2029, which had an aggregate value at the Trust level of $331,500,845.

Reverse Repurchase Agreements

Bitcoin Strategy ETF may enter into reverse repurchase agreements as part of its investment strategy, which may be viewed as a form of borrowing. Reverse repurchase agreements involve sales by the Fund of portfolio assets for cash concurrently with an agreement by the Fund to repurchase those same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. For the ProShares Bitcoin Strategy ETF, the interest on reverse repurchase agreements is part of the unitary fee and is not a direct fund expense. Opportunities to achieve this advantage may not always be available, and the Fund intends to use the reverse repurchase technique only when it will be to the Fund’s advantage to do so. The Fund will segregate with its custodian bank cash or liquid instruments equal in value to the Fund’s obligations with respect to reverse repurchase agreements.

As of February 28, 2022, the Fund’s outstanding balances on reverse repurchase agreements were as follows:

REVERSE REPO AGREEMENT

	Counterparty	Principal Amount	Maturity	Value
Bitcoin Strategy ETF
	Bank of New York	$(249,825,000)	3/1/22	$(249,825,000)
	Bank of New York	(598,096,592)	3/1/22	(598,096,592)
				(847,921,592)

The weighted average daily balance of the reverse repurchase agreements during the period October 18, 2021 (commencement of operations) to February 28, 2022 was $1,016,385,546.

The following table presents the reverse repurchase agreements subject to netting agreements and the collateral delivered related to those reverse repurchase agreements.

	Counterparty	Reverse Repurchase Agreements(1)	Collateral Pledged to Counterparty(1)
Bitcoin Strategy ETF	Bank of New York	$(847,921,592)	$(847,921,592)

(1) Represents gross value for the counterparty as reported in the preceding table.